UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	3/31/2009

Item 1.	Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 91.7%
COMMON STOCKS 47.6%
Aerospace & Defense 1.3%
Boeing Co.	89,100	$3,170,178
General Dynamics Corp.	47,400	1,971,366
Goodrich Corp.	15,600	591,084
Honeywell International, Inc.	88,312	2,460,372
L-3 Communications Holdings, Inc.	14,500	983,100
Lockheed Martin Corp.	40,500	2,795,715
Northrop Grumman Corp.	40,862	1,783,218
Precision Castparts Corp.	16,900	1,012,310
Raytheon Co.	52,500	2,044,350
Rockwell Collins, Inc.(b)	19,200	626,688
United Technologies Corp.	116,300	4,998,574

		22,436,955

Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	20,600	939,566
Expeditors International Washington, Inc.	25,800	729,882
FedEx Corp.	37,800	1,681,722
United Parcel Service, Inc. (Class B Stock)(b)	121,900	5,999,918

		9,351,088

Airlines
Southwest Airlines Co.	89,900	569,067

Auto Components 0.1%
Goodyear Tire & Rubber Co. (The)(a)	23,400	146,484
Johnson Controls, Inc.(b)	72,200	866,400

		1,012,884

Automobiles 0.1%
Ford Motor Co.(a)(b)	270,385	711,112
General Motors Corp.(b)	73,491	142,573
Harley-Davidson, Inc.(b)	29,300	392,327

		1,246,012

Beverages 1.3%
Brown-Forman Corp. (Class B Stock)	11,900	462,077
Coca-Cola Co. (The)	243,700	10,710,615
Coca-Cola Enterprises, Inc.	40,200	530,238
Constellation Brands, Inc.(a)	26,500	315,350
Dr Pepper Snapple Group, Inc.(a)	36,000	608,760
Molson Coors Brewing Co. (Class B Stock)	18,100	620,468
Pepsi Bottling Group, Inc.	17,700	391,878
PepsiCo, Inc.	189,330	9,746,708

		23,386,094

Biotechnology 1.0%
Amgen, Inc.(a)	130,860	6,480,187
Biogen Idec, Inc.(a)	36,490	1,912,806
Celgene Corp.(a)	55,700	2,473,080
Cephalon, Inc.(a)(b)	8,600	585,660
Genzyme Corp.(a)	32,900	1,953,931
Gilead Sciences, Inc.(a)	111,800	5,178,576

		18,584,240

Building Products
Masco Corp.	43,100	300,838

Capital Markets 1.2%
Ameriprise Financial, Inc.	31,220	639,698
Bank of New York Mellon Corp. (The)	142,058	4,013,139
Charles Schwab Corp. (The)	113,750	1,763,125
E*Trade Financial Corp.(a)(b)	104,600	133,888
Federated Investors, Inc. (Class B Stock)	10,800	240,408
Franklin Resources, Inc.	18,400	991,208
Goldman Sachs Group, Inc. (The)	56,100	5,947,721
Invesco Ltd. (Bermuda)	46,800	648,648
Janus Capital Group, Inc.	18,600	123,690
Legg Mason, Inc.	17,800	283,020
Morgan Stanley(b)	129,080	2,939,152
Northern Trust Corp.	27,100	1,621,122
State Street Corp.(b)	52,500	1,615,950
T. Rowe Price Group, Inc.(b)	31,400	906,204

		21,866,973

Chemicals 1.0%
Air Products and Chemicals, Inc.	25,500	1,434,375
CF Industries Holding, Inc.	6,900	490,797
Dow Chemical Co. (The)	112,331	946,950
E. I. Du Pont de Nemours & Co.	109,720	2,450,048
Eastman Chemical Co.	10,000	268,000
Ecolab, Inc.	20,000	694,600
International Flavors & Fragrances, Inc.	9,600	292,416
Monsanto Co.	66,994	5,567,202
PPG Industries, Inc.	20,000	738,000
Praxair, Inc.	37,500	2,523,375
Rohm & Haas Co.	15,211	1,199,235
Sigma-Aldrich Corp.	16,100	608,419

		17,213,417

Commercial Banks 0.9%
BB&T Corp.(b)	70,500	1,192,860
Comerica, Inc.	19,200	351,552
Fifth Third Bancorp	68,321	199,497
First Horizon National Corp.	25,665	275,642
Huntington Bancshares, Inc.(b)	59,936	99,494

KeyCorp(b)	59,400	467,478
M&T Bank Corp.(b)	9,400	425,256
Marshall & Ilsley Corp.	29,200	164,396
PNC Financial Services Group, Inc.(b)	56,133	1,644,136
Regions Financial Corp.	81,203	345,925
SunTrust Banks, Inc.	43,000	504,820
U.S. Bancorp	218,685	3,194,988
Wells Fargo & Co.(b)	521,964	7,432,766
Zions Bancorporation(b)	13,550	133,197

		16,432,007

Commercial Services 0.1%
Dun & Bradstreet Corp. (The)	6,600	508,200
Equifax, Inc.	15,400	376,530
Monster Worldwide, Inc.(a)	13,100	106,765
Robert Half International, Inc.(b)	20,000	356,600

		1,348,095

Commercial Services & Supplies 0.3%
Avery Dennison Corp.	14,200	317,228
Cintas Corp.(b)	17,800	440,016
Iron Mountain, Inc. (a)(b)	21,800	483,306
Matsuda Sangyo Co. Ltd. (Japan)	30	342
Pitney Bowes, Inc.	25,100	586,085
Republic Services, Inc.	39,065	669,965
RR Donnelley & Sons Co.	27,400	200,842
Stericycle, Inc.(a)	10,400	496,392
Waste Management, Inc.	59,642	1,526,835

		4,721,011

Communications Equipment 1.4%
Ciena Corp.(a)	10,142	78,905
Cisco Systems, Inc.(a)	717,800	12,037,505
Corning, Inc.(b)	189,000	2,508,030
Harris Corp.	17,200	497,768
JDS Uniphase Corp.(a)	21,475	69,794
Juniper Networks, Inc.(a)(b)	64,200	966,852
Motorola, Inc.(b)	275,525	1,165,471
QUALCOMM, Inc.	200,600	7,805,346
Tellabs, Inc.(a)	45,800	209,764

		25,339,435

Computers & Peripherals 2.5%
Apple, Inc.(a)	108,700	11,426,544
Dell, Inc.(a)	215,400	2,041,992
EMC Corp.(a)	248,050	2,827,770
Hewlett-Packard Co.	299,748	9,609,921
International Business Machines Corp.	164,900	15,977,161
Lexmark International, Inc. (Class A Stock)(a)	9,833	165,883
NetApp, Inc.(a)(b)	38,800	575,792
QLogic Corp.(a)(b)	19,600	217,952
SanDisk Corp.(a)(b)	31,800	402,270
Sun Microsystems, Inc.(a)	89,775	657,153
Teradata Corp.(a)	23,500	381,170

		44,283,608

Construction & Engineering 0.1%
Fluor Corp.(b)	22,800	787,740
Jacobs Engineering Group, Inc.(a)	14,900	576,034

		1,363,774

Construction Materials
Vulcan Materials Co.(b)	13,400	593,486

Consumer Finance 0.2%
American Express Co.	139,000	1,894,570
Capital One Financial Corp.	47,661	583,371
Discover Financial Services	57,540	363,077
SLM Corp.(a)(b)	54,200	268,290

		3,109,308

Containers & Packaging 0.1%
Ball Corp.	12,100	525,140
Bemis Co., Inc.	11,300	236,961
Owens-Illinois, Inc.(a)	20,300	293,132
Pactiv Corp.(a)	15,100	220,309
Sealed Air Corp.(a)	21,800	300,840

		1,576,382

Distributors
Genuine Parts Co.	20,400	609,144

Diversified Consumer Services 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	14,200	1,112,286
H&R Block, Inc.	41,200	749,428

		1,861,714

Diversified Financial Services 1.3%
Bank of America Corp.	796,821	5,434,319
CIT Group, Inc.	48,800	139,080
Citigroup, Inc.(b)	662,458	1,676,019
CME Group, Inc.(b)	8,140	2,005,615
IntercontinentalExchange, Inc.(a)	8,800	655,336
JPMorgan Chase & Co.	458,145	12,177,494
Leucadia National Corp.(b)	20,700	308,223
Moody’s Corp.(b)	23,600	540,912
Nasdaq OMX Group, Inc. (The)(a)(b)	16,600	325,028
NYSE Euronext	33,800	605,020

		23,867,046

Diversified Telecommunication Services 1.7%
AT&T, Inc.	720,468	18,155,794
CenturyTel, Inc.(b)	14,200	399,304
Embarq Corp.	17,743	671,573

Frontier Communications Corp.	39,500	283,610
Qwest Communications International, Inc.(b)	174,057	595,275
Verizon Communications Group, Inc.	349,176	10,545,115
Windstream Corp.	54,357	438,117

		31,088,788

Electric Utilities 1.2%
Allegheny Energy, Inc.	20,600	477,302
American Electric Power Co., Inc.	49,060	1,239,256
Duke Energy Corp.	153,824	2,202,760
Edison International	39,600	1,140,876
Entergy Corp.	24,500	1,668,205
Exelon Corp.	81,174	3,684,487
FirstEnergy Corp.	37,101	1,432,099
FPL Group, Inc.	49,700	2,521,281
Northeast Utilities	16,100	347,599
Pepco Holdings, Inc.	31,100	388,128
Pinnacle West Capital Corp.(b)	12,700	337,312
PPL Corp.	45,600	1,309,176
Progress Energy, Inc.	33,783	1,224,972
Southern Co. (The)	94,200	2,884,403

		20,857,856

Electrical Equipment 0.2%
Cooper Industries Ltd. (Class A Stock)(Bermuda)	20,400	527,544
Emerson Electric Co.	95,100	2,717,958
Rockwell Automation, Inc.	18,300	399,672

		3,645,174

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.(a)(b)	44,414	682,643
Amphenol Corp. (Class A Stock)(b)	18,700	532,763
FLIR Systems, Inc.(a)	13,900	284,672
Jabil Circuit, Inc.	23,600	131,216
Molex, Inc.	15,000	206,100
Tyco Electronics Ltd. (Bermuda)	56,515	623,926

		2,461,320

Energy Equipment & Services 0.7%
B.J. Services Co.	35,500	353,225
Baker Hughes, Inc.(b)	36,550	1,043,503
Cameron International Corp.(a)(b)	26,700	585,531
Diamond Offshore Drilling, Inc.(b)	9,100	572,026
ENSCO International, Inc.	19,400	512,160
Halliburton Co.	108,600	1,680,042
Nabors Industries Ltd. (Bermuda)(a)	34,600	345,654
National Oilwell Varco, Inc.(a)	51,100	1,467,081
Rowan Cos., Inc.(b)	13,200	158,004
Schlumberger Ltd.	145,400	5,906,148
Smith International, Inc.	23,600	506,928

		13,130,302

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	52,500	2,431,800
CVS Caremark Corp.	174,548	4,798,325
Kroger Co. (The)	79,346	1,683,722
Safeway, Inc.	55,700	1,124,583
SUPERVALU, Inc.	27,910	398,555
SYSCO Corp.	72,800	1,659,840
Walgreen Co.	117,900	3,060,684
Wal-Mart Stores, Inc.	272,600	14,202,459
Whole Foods Market, Inc.(b)	14,100	236,880

		29,596,848

Food Products 0.9%
Archer-Daniels-Midland Co.	81,026	2,250,902
Campbell Soup Co.	27,000	738,720
ConAgra Foods, Inc.	55,000	927,850
Dean Foods Co.(a)	20,800	376,064
General Mills, Inc.	40,600	2,025,128
H.J. Heinz Co.	40,200	1,329,012
Hershey Co. (The)	20,200	701,950
Hormel Foods Corp.	8,600	272,706
J.M. Smucker Co. (The)	14,400	536,688
Kellogg Co.	31,400	1,150,182
Kraft Foods, Inc.	179,753	4,006,695
McCormick & Co., Inc.	15,800	467,206
Sara Lee Corp.	93,900	758,712
Tyson Foods, Inc. (Class A Stock)	38,000	356,820

		15,898,635

Gas Utilities 0.1%
EQT Corp.	13,700	429,221
Nicor, Inc.	6,500	215,995
Questar Corp.	21,100	620,973

		1,266,189

Healthcare Equipment & Supplies 1.1%
Baxter International, Inc.	75,400	3,861,988
Becton Dickinson & Co.	30,600	2,057,544
Boston Scientific Corp.(a)	182,567	1,451,408
C.R. Bard, Inc.	12,800	1,020,416
Covidien Ltd. (Bermuda)	62,015	2,061,379
Densply International, Inc.	19,300	518,205
Hospira, Inc.(a)	21,960	677,686
Intuitive Surgical, Inc.(a)(b)	4,800	457,728
Medtronic, Inc.	137,700	4,058,018
St. Jude Medical, Inc.(a)(b)	41,800	1,518,594
Stryker Corp.(b)	29,400	1,000,776
Varian Medical Systems, Inc.(a)(b)	17,000	517,480
Zimmer Holdings, Inc.(a)	27,300	996,450

		20,197,672

Healthcare Providers & Services 1.0%
Aetna, Inc.	56,100	1,364,913
AmerisourceBergen Corp.	19,300	630,338
Cardinal Health, Inc.	43,750	1,377,250
Cigna Corp.	36,200	636,758
Coventry Health Care, Inc.(a)	22,250	287,915
DaVita, Inc.(a)	12,600	553,770
Express Scripts, Inc.(a)	31,800	1,468,206
Humana, Inc.(a)	22,300	581,584
Laboratory Corp. of America Holdings(a)(b)	12,100	707,729
McKesson Corp.	33,530	1,174,891
Medco Health Solutions, Inc.(a)	60,498	2,500,987
Patterson Cos., Inc.(a)(b)	11,400	215,004
Quest Diagnostics, Inc.	19,300	916,364
Tenet Healthcare Corp.(a)	44,600	51,736
UnitedHealth Group, Inc.	149,400	3,126,943
WellPoint, Inc.(a)	61,900	2,350,343

		17,944,731

Healthcare Technology
IMS Health, Inc.	22,200	276,834

Hotels, Restaurants & Leisure 0.7%
Carnival Corp.(b)	53,100	1,146,960
Darden Restaurants, Inc.(b)	16,950	580,707
International Game Technology	35,200	324,544
Marriott International, Inc. (Class A Stock)	35,600	582,416
McDonald’s Corp.	136,400	7,443,348
Starbucks Corp.(a)(b)	89,400	993,234
Starwood Hotels & Resorts Worldwide, Inc.	22,200	281,940
Wyndham Worldwide Corp.	21,520	90,384
Wynn Resorts Ltd.(a)(b)	7,500	149,775
Yum! Brands, Inc.	56,200	1,544,376

		13,137,684

Household Durables 0.2%
Black & Decker Corp. (The)	6,900	217,764
Centex Corp.	15,100	113,250
D.R. Horton, Inc.(b)	31,100	301,670
Fortune Brands, Inc.	19,200	471,361
Harman International Industries, Inc.	6,400	86,592
KB Home	8,200	108,076
Leggett & Platt, Inc.	24,600	319,554
Lennar Corp. (Class A Stock)(b)	17,200	129,172
Newell Rubbermaid, Inc.	32,914	209,991
Pulte Homes, Inc.(b)	20,800	227,344
Snap-On, Inc.	7,000	175,700
Stanley Works (The)(b)	10,500	305,760
Whirlpool Corp.(b)	9,626	284,833

		2,951,067

Household Products 1.3%
Clorox Co.(b)	16,900	870,012
Colgate-Palmolive Co.	61,400	3,621,372
Kimberly-Clark Corp.	51,300	2,365,443
Procter & Gamble Co.	363,325	17,108,974

		23,965,801

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)(a)(b)	81,800	475,258
Constellation Energy Group, Inc.	24,400	504,104
Dynegy, Inc. (Class A Stock)(a)	61,500	86,715

		1,066,077

Industrial Conglomerates 1.0%
3M Co.	84,200	4,186,424
General Electric Co.	1,295,700	13,099,527
Textron, Inc.	28,300	162,442

		17,448,393

Insurance 1.0%
Aflac, Inc.	61,800	1,196,448
Allstate Corp. (The)	65,200	1,248,580
American International Group, Inc.(b)	318,788	318,788
AON Corp.	32,800	1,338,896
Assurant, Inc.	16,000	348,480
Chubb Corp.	43,200	1,828,224
Cincinnati Financial Corp.	19,737	451,385
Genworth Financial, Inc.	62,800	119,320
Hartford Financial Services Group, Inc.	42,800	335,980
Lincoln National Corp.	31,118	208,179
Loews Corp.	43,975	971,848
Marsh & McLennan Cos., Inc.	62,500	1,265,625
MBIA, Inc.(a)(b)	29,800	136,484
MetLife, Inc.(b)	99,200	2,258,784
Principal Financial Group, Inc.(b)	31,500	257,670
Progressive Corp. (The)(b)	82,100	1,103,424
Torchmark Corp.	10,000	262,300
Travelers Cos., Inc. (The)	71,035	2,886,863
Unum Group	49,010	612,625
XL Capital Ltd. (Class A Stock) (Bermuda)	40,200	219,492

		17,369,395

Internet & Catalog Retail 0.2%
Amazon.com, Inc.(a)	38,600	2,834,784
Expedia, Inc. (a)	23,300	211,564

		3,046,348

Internet Software & Services 0.8%
Akamai Technologies, Inc.(a)(b)	19,200	372,480
eBay, Inc.(a)	130,400	1,637,824
Google, Inc. (Class A Stock)(a)	29,350	10,215,561
Verisign, Inc.(a)(b)	23,600	445,332
Yahoo!, Inc.(a)	164,000	2,100,840

		14,772,037

IT Services 0.5%
Affiliated Computer Services, Inc. (Class A Stock)(a)	11,900	569,891
Automatic Data Processing, Inc.(b)	61,700	2,169,371
Cognizant Technology Solutions Corp. (Class A Stock)(a)	35,400	735,966
Computer Sciences Corp.(a)(b)	18,400	677,856
Convergys Corp.(a)	19,800	159,984
Fidelity National Information Services, Inc.	25,500	464,100
Fiserv, Inc.(a)(b)	19,500	710,970
Mastercard, Inc. (Class A Stock)(b)	9,000	1,507,320
Paychex, Inc.(b)	38,700	993,429
Total System Services, Inc.	25,796	356,243
Western Union Co. (The)	87,010	1,093,716

		9,438,846

Leisure Equipment & Products 0.1%
Eastman Kodak Co.(b)	32,600	123,880
Hasbro, Inc.	15,800	396,106
Mattel, Inc.	43,551	502,143

		1,022,129

Life Sciences, Tools & Services 0.2%
Life Technologies Corp.(a)(b)	21,101	685,360
Millipore Corp.(a)(b)	6,700	384,647
PerkinElmer, Inc.	15,600	199,212
Thermo Fisher Scientific, Inc.(a)(b)	51,500	1,837,005
Waters Corp.(a)(b)	13,100	484,045

		3,590,269

Machinery 0.7%
Caterpillar, Inc.(b)	71,300	1,993,547
Cummins, Inc.	24,500	623,525
Danaher Corp.	31,100	1,686,242
Deere & Co.	51,900	1,705,953
Dover Corp.	22,600	596,188
Eaton Corp.	20,200	744,572
Flowserve Corp.	7,700	432,124
Illinois Tool Works, Inc.	47,800	1,474,630
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	38,755	534,819
ITT Corp.	22,100	850,187
Manitowoc Co., Inc. (The)	14,600	47,742
PACCAR, Inc.(b)	44,043	1,134,548
Pall Corp.(b)	15,300	312,579
Parker Hannifin Corp.	20,665	702,197

		12,838,853

Media 1.1%
CBS Corp. (Class B Stock)	83,534	320,771
Comcast Corp. (Class A Stock)	352,790	4,812,055
DIRECTV Group, Inc. (The)(a)(b)	66,400	1,513,256
Gannett Co., Inc.(b)	38,700	85,140
Interpublic Group of Cos., Inc.(a)	67,400	277,688
McGraw-Hill Cos., Inc. (The)	38,100	871,347
Meredith Corp.(b)	4,000	66,560
New York Times Co. (The) (Class A Stock)(b)	15,700	70,964

News Corp. (Class A Stock)	279,600	1,850,952
Omnicom Group, Inc.	37,800	884,520
Scripps Networks Interactive, Inc. (Class A Stock)	12,900	290,379
Time Warner Cable, Inc.	39,315	975,007
Time Warner, Inc.(b)	146,667	2,830,667
Viacom, Inc. (Class B Stock)(a)	74,534	1,295,401
Walt Disney Co. (The)	225,000	4,086,000
Washington Post Co. (The) (Class B Stock)(b)	800	285,680

		20,516,387

Metals & Mining 0.4%
AK Steel Holding Corp.	16,600	118,192
Alcoa, Inc.(b)	104,840	769,526
Allegheny Technologies, Inc.	13,600	298,248
Freeport-McMoRan Copper & Gold, Inc.(b)	47,894	1,825,240
Newmont Mining Corp.	59,100	2,645,316
Nucor Corp.	38,200	1,458,094
Titanium Metals Corp.(b)	11,600	63,452
United States Steel Corp.(b)	15,200	321,176

		7,499,244

Multiline Retail 0.4%
Big Lots, Inc.(a)	9,200	191,176
Family Dollar Stores, Inc.	17,000	567,290
J.C. Penney Co., Inc.	25,300	507,771
Kohl’s Corp.(a)(b)	37,000	1,565,840
Macy’s, Inc.	51,174	455,449
Nordstrom, Inc.(b)	20,000	335,000
Sears Holding Corp.(a)(b)	6,742	308,177
Target Corp.	93,400	3,212,025

		7,142,728

Multi-Utilities 0.8%
Ameren Corp.	25,700	595,983
CenterPoint Energy, Inc.	41,800	435,974
CMS Energy Corp.(b)	28,800	340,992
Consolidated Edison, Inc.(b)	34,200	1,354,662
Dominion Resources, Inc.	71,732	2,222,974
DTE Energy Co.	23,000	637,100
Integrys Energy Group, Inc.	11,520	299,981
NiSource, Inc.	36,800	360,640
PG&E Corp.	45,000	1,719,900
Public Service Enterprise Group, Inc.	61,500	1,812,405
SCANA Corp.	14,300	441,727
Sempra Energy	29,619	1,369,583
TECO Energy, Inc.	27,900	311,085
Wisconsin Energy Corp.	14,200	584,614
Xcel Energy, Inc.	54,410	1,013,658

		13,501,278

Office Electronics
Xerox Corp.	111,200	505,960

Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	55,754	2,168,273
Apache Corp.	40,714	2,609,360
Cabot Oil & Gas Corp.	14,200	334,694
Chesapeake Energy Corp.	64,100	1,093,546
Chevron Corp.	248,922	16,737,515
ConocoPhillips	182,577	7,149,715
CONSOL Energy, Inc.	22,000	555,280
Devon Energy Corp.	53,700	2,399,853
El Paso Corp.	85,236	532,725
EOG Resources, Inc.	30,300	1,659,228
Exxon Mobil Corp.	610,140	41,550,534
Hess Corp.	34,500	1,869,900
Marathon Oil Corp.	88,082	2,315,676
Massey Energy Corp.	12,800	129,536
Murphy Oil Corp.	23,200	1,038,664
Noble Energy, Inc.	21,000	1,131,480
Occidental Petroleum Corp.	98,200	5,464,830
Peabody Energy Corp.	34,400	861,376
Pioneer Natural Resources Co.	14,300	235,521
Range Resources Corp.	18,900	777,924
Southwestern Energy Co.(a)	43,700	1,297,453
Spectra Energy Corp.	74,262	1,050,065
Sunoco, Inc.	14,500	383,960
Tesoro Corp.	20,600	277,482
Valero Energy Corp.	62,700	1,122,330
Williams Cos., Inc. (The)	69,500	790,910
XTO Energy, Inc.	70,141	2,147,717

		97,685,547

Paper & Forest Products 0.1%
International Paper Co.	51,973	365,890
MeadWestvaco Corp.	20,514	245,963
Weyerhaeuser Co.(b)	25,700	708,549

		1,320,402

Personal Products 0.1%
Avon Products, Inc.	51,800	996,114
Estee Lauder Cos., Inc. (The)(Class A Stock )(b)	15,300	377,145

		1,373,259

Pharmaceuticals 3.9%
Abbott Laboratories	189,900	9,058,230
Allergan, Inc.	37,400	1,786,224
Bristol-Myers Squibb Co.	242,500	5,315,600
Eli Lilly & Co.	123,600	4,129,476
Forest Laboratories, Inc.(a)	38,600	847,656
Johnson & Johnson	338,148	17,786,584
King Pharmaceuticals, Inc.(a)	33,366	235,898
Merck & Co., Inc.(b)	259,200	6,933,600
Mylan, Inc.(a)(b)	37,000	496,170
Pfizer, Inc.	825,945	11,249,371
Schering-Plough Corp.(b)	197,600	4,653,480
Watson Pharmaceuticals, Inc.(a)(b)	14,400	447,984
Wyeth	161,900	6,968,176

		69,908,449

Real Estate Investment Trusts 0.4%
Apartment Investment & Management Co. (Class A Stock)	15,633	85,669
AvalonBay Communities, Inc.	9,675	455,306
Boston Properties, Inc.(b)	14,700	514,941
Equity Residential(b)	33,100	607,385
HCP, Inc.(b)	30,700	547,995
Health Care REIT, Inc.(b)	11,300	345,667
Host Hotels & Resorts, Inc.(b)	75,700	296,744
Kimco Realty Corp.	27,800	211,836
Plum Creek Timber Co., Inc.(b)	20,300	590,121
ProLogis(b)	32,300	209,950
Public Storage(b)	15,200	839,800
Simon Property Group, Inc.(b)	28,149	975,080
Ventas, Inc.	14,000	316,540
Vornado Realty Trust(b)	16,978	564,349

		6,561,383

Real Estate Management & Development
CB Richard Ellis Group, Inc.(Class A Stock)(a)	36,900	148,707

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	34,100	2,051,115
CSX Corp.	48,400	1,251,140
Norfolk Southern Corp.	46,000	1,552,500
Ryder System, Inc.	8,500	240,635
Union Pacific Corp.(b)	61,600	2,532,376

		7,627,766

Semiconductors & Semiconductor Equipment 1.2%
Advanced Micro Devices, Inc.(a)(b)	74,000	225,700
Altera Corp.(b)	36,100	633,555
Analog Devices, Inc.	37,400	720,698
Applied Materials, Inc.	158,100	1,699,575
Broadcom Corp. (Class A Stock)(a)(b)	53,950	1,077,921
Intel Corp.	680,500	10,241,525
KLA-Tencor Corp.(b)	19,700	394,000
Linear Technology Corp.	27,000	620,460
LSI Corp.(a)	72,800	221,312
MEMC Electronic Materials, Inc.(a)	25,400	418,846
Microchip Technology, Inc.	24,100	510,679
Micron Technology, Inc.(a)(b)	104,000	422,240
National Semiconductor Corp.(b)	25,900	265,993
Novellus Systems, Inc.(a)(b)	10,400	172,952
NVIDIA Corp.(a)(b)	63,350	624,631
Teradyne, Inc.(a)	23,500	102,930
Texas Instruments, Inc.(b)	157,600	2,601,976
Xilinx, Inc.	37,400	716,584

		21,671,577

Software 1.9%
Adobe Systems, Inc.(a)	64,500	1,379,655
Autodesk, Inc.(a)	27,500	462,275
BMC Software, Inc.(a)	22,800	752,400
CA, Inc.	47,864	842,885
Citrix Systems, Inc.(a)	23,600	534,304
Compuware Corp.(a)	31,800	209,562
Electronic Arts, Inc.(a)	35,000	636,650
Intuit, Inc.(a)(b)	38,800	1,047,600
McAfee, Inc.(a)(b)	18,600	623,100
Microsoft Corp.	939,700	17,262,289
Novell, Inc.(a)	50,900	216,834
Oracle Corp.(a)	476,200	8,604,934
Salesforce.com, Inc.(a)(b)	12,800	418,944
Symantec Corp.(a)	101,678	1,519,069

		34,510,501

Specialty Retail 1.0%
Abercrombie & Fitch Co.(b)	8,700	207,060
AutoNation, Inc.(a)	16,974	235,599
AutoZone, Inc.(a)(b)	4,700	764,314
Bed Bath & Beyond, Inc.(a)(b)	31,600	782,100
Best Buy Co., Inc.(b)	41,025	1,557,309
GameStop Corp. (Class A Stock)(a)	19,400	543,588
Gap, Inc. (The)	61,700	801,483
Home Depot, Inc. (The)	206,150	4,856,895
Lowe’s Cos., Inc.	176,600	3,222,950
Limited Brands, Inc.	31,106	270,622
Office Depot, Inc.(a)	27,800	36,418
O’Reilly Automotive, Inc.(a)	12,600	441,126
RadioShack Corp.	18,700	160,259
Sherwin-Williams Co. (The)	11,900	618,443
Staples, Inc.	82,449	1,493,151
Tiffany & Co.	15,000	323,400
TJX Cos., Inc. (The)	50,600	1,297,384

		17,612,101

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.(a)	42,200	704,740
NIKE, Inc. (Class B Stock)(b)	46,100	2,161,629
Polo Ralph Lauren Corp.	6,500	274,625
VF Corp.(b)	10,700	611,077

		3,752,071

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	63,400	741,146
People’s United Financial, Inc.(b)	42,300	760,131

		1,501,277

Tobacco 0.8%
Altria Group, Inc.	252,400	4,043,448
Lorillard, Inc.	20,947	1,293,268
Philip Morris International, Inc.	247,900	8,820,282
Reynolds American, Inc.	21,500	770,560

		14,927,558

Trading Companies & Distributors 0.1%
Fastenal Co.(b)	15,700	504,834
W.W. Grainger, Inc.	8,100	568,458

		1,073,292

Wireless Telecommunication Services 0.2%
American Tower Corp. (Class A Stock)(a)	48,200	1,466,726
Sprint Nextel Corp.(a)	347,277	1,239,779

		2,706,505

TOTAL COMMON STOCKS (cost $1,003,742,474)		849,629,818

PREFERRED STOCK
Banking
JPMorgan Chase Capital XXVI (cost $700,000)	28,000	563,360

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)
LONG-TERM BONDS 44.1%
Aerospace & Defense 0.2%
BAE Systems Holding, Inc., Gtd. Notes, 144A	Baa2	4.75%	08/15/10	$2,000	2,020,554
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.10	03/01/11	975	1,024,881
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.80	07/01/36	711	663,556
Raytheon Co., Sr. Unsec’d. Notes	Baa1	5.50	11/15/12	625	656,787

					4,365,778

Airlines 0.2%
American Airlines, Inc., Pass-Thru Certs., Ser. 01-1	B1	6.817	05/23/11	2,420	1,693,999
Continental Airlines, Inc., Pass-Thru Certs.	Baa2	6.648	09/15/17	254	200,874
Continental Airlines, Inc., Pass-Thru Certs.(j)	Baa2	6.703	06/15/21	155	114,850
Delta Air Lines, Inc., Pass-Thru Certs.	Baa1	6.821	08/10/22	454	311,974
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa1	6.50	03/01/12	965	931,897

					3,253,594

Asset-Backed Securities 0.9%
American Express Credit Account Master Trust I, Series 2004-4, Class C, 144A(g)	Baa1	1.026	03/15/12	1,510	1,390,280
American Express Credit Account Master Trust I, Series 2004-C, Class C, 144A(g)	Baa1	1.056	02/15/12	78	73,046
Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1(g)	A1	2.172	12/25/32	2,328	1,111,764
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	0.956	01/15/16	4,159	1,712,491

CDC Mortgage Capital Trust, Series 2002-HE3, Class M1(g)	Baa2	2.172	03/25/33	762	457,978
CDC Mortgage Capital Trust, Series 2003-HE1, Class M2(g)	Baa2	3.447	08/25/33	62	15,209
Centex Home Equity, Series 2005-A, Class M2(g)	Aa3	1.022	01/25/35	2,250	1,375,606
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1(g)	Baa2	0.95	02/20/15	1,500	757,098
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	A3	5.12	07/25/35	954	810,624
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70	07/25/34	1,570	1,087,055
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M2(g)	Ba3	1.042	06/25/36	1,800	313,712
HFC Home Equity Loan Trust, Series 2005-2, Class M2(g)	Aa1	1.035	01/20/35	554	343,397
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00	02/15/12	2,370	2,406,546
Morgan Stanley ABS Capital I, Series 2004-NC3, Class M2(g)	A2	2.172	03/25/34	576	366,068
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1(g)	B3	1.422	07/25/32	1,357	611,136
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1(g)	A2	1.797	09/25/32	1,270	659,072
Saxon Asset Securities Trust, Series 2005-2, Class M2(g)	A2	0.962	10/25/35	1,480	291,396
Securitized Asset Backed Receivables LLC, Series 2004-OP1, Class M1(g)	Aa2	1.287	02/25/34	1,660	760,468
Securitized Asset Backed Receivables LLC, Series 2006-FR3, Class A3(g)	Caa1	0.772	05/25/36	1,400	476,790
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 144A	Aaa	5.25	02/20/21	600	495,243

					15,514,979

Automotive
Johnson Controls, Inc., Sr. Notes	Baa2	5.50	01/15/16	235	173,967
Oshkosh Truck Corp., Bank Loan(j)	B2	7.059	12/06/13	251	186,598

					360,565

Banking 1.5%
Banco Bradesco (Cayman Islands), Sr. Sub. Notes	A2	8.75	10/24/13	1,690	1,926,600
Bank of America Corp., Jr. Sub. Notes(b)(g)	B3	8.00	12/29/49	2,100	841,029
Bank of America NA, Sub. Notes	A1	5.30	03/15/17	850	624,600
Bank of America NA, Sub. Notes	A1	6.00	10/15/36	1,300	859,983
Bank One Corp., Sub. Notes	A1	7.875	08/01/10	2,500	2,567,339
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.30	10/30/15	550	509,924
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.40	10/02/17	270	262,776
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.25	02/01/18	1,135	1,172,130
Citigroup, Inc., Jr. Sub. Notes(b)	Ca	8.40	04/29/49	340	192,148
Citigroup, Inc., Sr. Unsec’d. Notes(b)	A3	6.875	03/05/38	790	688,746
Citigroup, Inc., Sub. Notes	Baa1	5.625	08/27/12	1,900	1,383,829
Citigroup, Inc., Sub. Notes	Baa1	6.125	08/25/36	725	389,585
DEPFA ACS Bank (Ireland), 144A(b)	Aa2	5.125	03/16/37	1,325	693,766
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.45	11/01/12	580	558,245
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625	01/15/17	765	595,910

Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.45	05/01/36	1,770	1,119,109
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.75	10/01/37	113	76,427
HSBC Bank USA, Sr. Unsec’d. Notes	Aa3	3.875	09/15/09	250	246,995
ICICI Bank Ltd. (India), 144A(g)	Baa2	1.894	01/12/10	1,880	1,692,000
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75	11/16/10	1,670	1,572,424
JPMorgan Chase & Co., Jr. Sub. Notes(g)	A2	7.90	04/29/49	2,000	1,285,280
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.60	01/17/11	175	174,646
Merrill Lynch & Co., Inc., Notes, M.T.N.(b)	A2	6.875	04/25/18	1,230	961,974
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.79	08/04/10	375	340,947
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.(b)	A2	4.25	02/08/10	1,470	1,387,239
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.00	01/15/15	190	145,898
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.77	07/25/11	355	319,511
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.25	11/02/12	30	28,155
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.45	01/09/17	2,530	2,213,749
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.95	12/28/17	600	545,042
MUFG Capital Finance Group Ltd. (Cayman Islands)	A2	6.346	07/25/49	800	536,000
Santander Central Hispano Issuances Ltd. (Cayman Islands), Bank Gtd. Notes	Aa2	7.625	09/14/10	805	786,729
Wells Fargo Bank, Sub. Notes	Aa3	6.45	02/01/11	90	88,184
Wells Fargo Capital XIII, Bank Gtd. Notes, M.T.N.(g)	A3	7.70	12/29/49	1,000	476,315

					27,263,234

Brokerage
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(l)	NR	6.50	07/19/17	514	51
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(l)	NR	5.25	02/06/12	1,850	235,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(l)	NR	6.875	05/02/18	700	84,000

					319,926

Building Materials & Construction 0.3%
American Standard, Inc., Gtd. Notes	BBB+(d)	7.625	02/15/10	1,000	1,009,954
Black & Decker Corp. (The), Notes	Baa3	8.95	04/15/14	1,600	1,580,912
Hanson PLC (United Kingdom), Gtd. Notes(b)	B1	7.875	09/27/10	1,270	825,500
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.15	07/15/11	1,100	968,000

					4,384,366

Cable 0.4%
AT&T Broadband, Gtd. Notes	Baa2	9.455	11/15/22	115	126,330
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.75	03/15/11	1,195	1,194,000
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.875	08/15/09	1,160	1,175,616
Insight Midwest Holdings LLC, Bank Loan(j)	B1	2.25	10/06/13	1,216	1,033,247
Tele-Communications, Inc., Gtd. Notes	Baa2	9.875	06/15/22	1,440	1,621,987
Time Warner Cable, Inc., Gtd. Notes(b)	Baa2	5.40	07/02/12	2,410	2,327,929

					7,479,109

Capital Goods 0.3%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	7.25	09/15/09	1,000	1,019,422
Erac USA Finance Co., Gtd. Notes, 144A(j)(m) (original cost $459,646; purchased 10/10/07)	Baa2	5.80	10/15/12	460	358,701
Erac USA Finance Co., Gtd. Notes, 144A(j)(m) (original cost $1,195,904; purchased 10/10/07)	Baa2	6.375	10/15/17	1,198	771,397
Erac USA Finance Co., Gtd. Notes, 144A(j)(m) (original cost $386,623; purchased 10/10/07)	Baa2	7.00	10/15/37	390	227,004
FedEx Corp., Gtd. Notes	Baa2	7.25	02/15/11	480	495,557
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.25	12/06/17	320	295,939
Sensata Technologies, Bank Loan(j)	B3	2.934	04/27/13	1,375	576,231
United Technologies Corp., Sr. Unsec’d. Notes(e)	A2	6.125	02/01/19	450	484,435
United Technologies Corp., Sr. Unsec’d. Notes(e)	A2	6.35	03/01/11	810	863,279

					5,091,965

Chemicals 0.2%
Dow Chemical Co., Sr. Unsec’d. Notes	Baa1	6.125	02/01/11	690	644,779
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	780	749,227
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.75	03/15/13	1,500	1,527,460
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.50	06/01/25	500	313,860

					3,235,326

Collateralized Mortgage Obligations 0.6%
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1	B3	6.00	01/25/36	3,401	2,361,608
Bank of America Mortgage Securities, Inc., Series 2005-A, Class 2A1(g)	Aaa	4.443	02/25/35	1,045	658,417
Bank of America Mortgage Securities, Inc., Series 2005-B, Class 2A1(g)	Aaa	4.404	03/25/35	1,042	645,766
Chase Mortgage Finance Corp., Series 2007-A1, Class 1A5(g)	Aaa	4.933	02/25/37	2,624	1,968,032
Countrywide Alternative Loan Trust, Pass-Thru Certificates, Series 2004-18CB, Class 3A1	Aaa	5.25	09/25/19	1,501	1,376,017
JPMorgan Chase Commerical Mortgage Securities Corp., Series 2007-A1, Class 4A1(g)	Aaa	4.068	07/25/35	2,106	1,461,449
Master Alternative Loans Trust, Pass-Thru Certificates, Series 2004-4, Class 4A1	Aaa	5.00	04/25/19	417	390,237
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(g)	Aaa	4.931	02/25/34	922	622,581
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates, Series 2005-1, Class 3A	AAA(d)	5.00	03/25/20	930	746,667

					10,230,774

Commercial Mortgage Backed Securities 4.3%
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A3A	Aaa	5.60	07/10/46	2,000	1,590,199
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2(g)	Aaa	5.658	06/10/49	5,730	4,778,829
Bank of America Commercial Mortgage, Inc., Series 2003-2, Class A3(g)	AAA(d)	4.873	03/11/41	3,350	3,012,573
Bank of America Commercial Mortgage, Inc., Series 2004-2, Class A4	Aaa	4.153	11/10/38	3,680	3,151,901
Bank of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(d)	4.967	11/10/42	936	864,883

Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB(g)	Aaa	4.823	02/13/42	2,250	1,999,090
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class AAB(g)	Aaa	5.135	10/12/42	3,000	2,729,836
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4(g)	AAA(d)	5.456	03/11/39	1,200	994,703
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 144A(g)	A-(d)	5.44	09/15/30	890	665,789
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(g)	Aaa	6.02	12/10/49	2,100	1,740,223
Commercial Mortgage Pass-Thru Certificate, Series 2004-LB2A, Class X2, I/O, 144A(g)	AAA(d)	1.025	03/10/39	11,352	166,399
Commerical Mortgage Pass-Thru Certificate, Series 2006-C8, Class A2B	Aaa	5.248	12/10/46	2,790	2,312,778
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class A4	Aaa	4.283	10/15/39	1,500	1,364,884
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4(g)	AAA(d)	5.10	08/15/38	3,000	2,305,207
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4(g)	AAA(d)	5.552	02/15/39	4,330	3,510,593
CW Capital Cobalt Ltd., Series 2007-C3, Class A3(g)	AAA(d)	5.820	05/15/46	2,100	1,460,221
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B	AAA(d)	7.62	06/10/33	2,876	2,899,173
GE Commercial Mortgage Corp., Series 2004-C2, Class X2, I/O, 144A(g)	Aaa	0.73	03/10/40	22,735	242,521
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697	05/10/43	2,610	2,019,139
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(g)	Aaa	5.224	04/10/37	1,400	1,034,585
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381	03/10/39	4,000	3,350,084
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB(g)	Aaa	4.853	03/15/46	4,000	3,699,898
JPMorgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659	07/15/42	6,380	5,748,109
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4(g)	Aaa	5.179	12/15/44	3,630	2,798,265
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class ASB	Aaa	5.523	05/12/45	2,000	1,691,483
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class X2, I/O(g)	Aaa	0.235	04/15/43	136,510	487,927
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83	11/15/27	2,720	2,533,154
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A5(g)	AAA(d)	4.826	08/15/29	5,000	4,151,317
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739	07/15/30	695	534,476
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AAB	Aaa	5.341	09/15/39	4,280	3,578,130
Merrill Lynch Mortgage Trust, Series 2004-Key 2, Class A3	Aaa	4.615	08/12/39	1,900	1,587,699
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	5.91	06/12/46	2,210	1,573,771
Morgan Stanley Capital I, Series 2006-IQ11, Class A4(g)	AAA(d)	5.772	10/15/42	2,600	2,110,611
Morgan Stanley Capital I, Series 2007-HQ11, Class AAB	Aaa	5.444	02/12/44	4,400	3,457,199
Morgan Stanley Capital I, Series 2007-T27, Class AAB(g)	AAA(d)	5.65	06/11/42	1,040	847,260

					76,992,909

Consumer 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.75	03/01/18	1,400	1,362,864
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.25	04/15/18	1,600	1,337,715
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125	06/15/11	1,045	943,528

					3,644,107

Electric 1.4%
Appalachian Power Co., Sr. Unsec’d. Notes	Baa2	4.40	06/01/10	790	782,848
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.25	08/01/16	170	149,967
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	1,250	1,233,295
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.35	10/01/36	530	406,370
Carolina Power & Light Co., First Mtge. Bonds	A2	5.25	12/15/15	660	675,429
CenterPoint Energy Houston Electric LLC, Mtge. Bonds	Baa2	5.70	03/15/13	1,070	1,089,688
CenterPoint Energy Houston Electric LLC, Mtge. Bonds	Baa2	6.95	03/15/33	300	271,922
Consolidated Edison, Inc., Sr. Unsec’d. Notes	A1	5.375	12/15/15	820	812,621
Consolidated Edison, Inc., Sr. Unsec’d. Notes	A1	6.75	04/01/38	130	127,250
Consumers Energy Co., First Mtge. Bonds, Series D	Baa1	5.375	04/15/13	435	434,943
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.125	12/15/09	1,255	1,262,777
Duke Energy Carolinas LLC, First Mtge. Bond	A2	6.05	04/15/38	530	532,154
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.10	06/01/37	920	887,578
E.ON International Finance BV, Gtd. Notes, 144A	A2	6.65	04/30/38	930	893,059
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.00	05/15/35	845	587,087
Empresa Nacional de Electricidad S.A. (Chile), Unsec’d. Notes	Baa3	8.50	04/01/09	1,350	1,350,085
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625	08/01/15	1,160	1,277,975
Energy East Corp., Sr. Unsec’d. Notes	Baa2	6.75	09/15/33	140	98,011
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.90	06/15/15	195	165,570
Florida Power & Light Co., First Mtge. Bond	Aa3	5.95	10/01/33	380	383,922
Georgia Power Co., Sr. Unsec’d. Notes, Series B	A2	5.70	06/01/17	470	485,872
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	5.05	11/15/14	575	512,886
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.75	04/01/18	210	206,590
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.95	05/15/37	325	280,784
Nevada Power Co., Mtge. Bond	Baa3	6.50	05/15/18	1,210	1,158,943
NiSource Finance Corp., Gtd. Notes	Baa3	5.45	09/15/20	500	366,368
NRG Energy, Bank Loan(j)	Ba1	2.62	02/01/13	439	393,690
NRG Energy, Bank Loan(j)	Ba1	2.72	02/01/13	822	736,835
NSTAR Electric Co., Sr. Unsec’d. Notes	A1	4.875	04/15/14	730	761,284
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa3	6.375	01/15/15	465	455,922
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa3	7.00	09/01/22	545	508,226
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.05	03/01/34	1,610	1,575,456
PPL Electric Utilities Corp., Sr. Sec’d. Notes	A3	6.25	08/15/09	1,900	1,916,561
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.95	05/15/18	135	118,463
Public Service Electric & Gas Co., Sec’d. Notes, M.T.N.	A3	5.80	05/01/37	515	492,998

Southern California Edison Co., First Mtge. Bond	A2	4.65	04/01/15	610	605,719
Texas Competitive Electric Holdings Co. LLC, Bank Loan(j)	Ba3	4.033	10/10/14	985	647,791
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613	04/01/17	263	248,850
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.50	07/01/36	445	394,985

					25,290,774

Energy - Integrated 0.1%
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A (original cost 1,413,480; purchased 7/13/06-2/07/07)(m)	Baa2	7.50	07/18/16	1,365	989,625

Energy - Other 0.2%
Devon Energy Corp., Gtd. Notes	Baa1	7.875	09/30/31	280	286,103
Halliburton Co., Sr. Unsec’d. Notes	A2	5.50	10/15/10	200	207,849
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.40	05/15/37	195	138,307
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875	05/01/18	1,450	1,065,767
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	6.625	06/15/37	250	176,720
Weatherford International, Inc. (Bermuda), Gtd. Notes	Baa1	6.50	08/01/36	25	17,599
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.00	11/15/13	1,660	1,661,484
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.25	08/01/17	565	551,012

					4,104,841

Foods 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.20	01/15/39	815	799,706
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.35	04/15/14	1,000	834,597
Cargill, Inc., Sr. Unsec’d. Notes, 144A	A2	6.00	11/27/17	650	610,687
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875	09/15/10	585	617,548
Delhaize Group (Belgium), Sr. Unsec’d. Notes	Baa3	6.50	06/15/17	460	444,661
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.00	02/15/12	975	1,027,713
Kellogg Co., Sr. Unsec’d. Notes	A3	6.60	04/01/11	1,285	1,374,675
Kroger Co. (The), Gtd. Notes	Baa2	6.75	04/15/12	215	227,476
Kroger Co. (The), Gtd. Notes	Baa2	6.80	04/01/11	575	607,489
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.30	03/01/38	1,140	1,173,871
Tricon Global Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	8.875	04/15/11	235	250,719
Tyson Foods, Inc., Gtd. Notes	Ba3	7.85	04/01/16	785	676,274
Whitman Corp., Sr. Unsec’d. Notes	Baa1	6.375	05/01/09	1,645	1,650,756

					10,296,172

Foreign Government Bonds 0.1%
DP World Ltd., Bonds, 144A	A1	6.85	07/02/37	1,610	770,303
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625	12/01/23	350	329,000
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299	05/15/17	2,100	1,453,410

					2,552,713

Gaming
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	5.50	07/01/10	970	363,750

Healthcare & Pharmaceutical 1.0%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875	05/15/16	1,100	1,179,697
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625	09/15/12	915	902,746
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.45	09/15/37	480	497,895
Community Health Systems, Bank Loan(j)	Ba3	2.768	07/25/14	81	69,866
Community Health Systems, Bank Loan(j)	Ba3	3.441	07/25/14	1,588	1,369,496
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.00	10/15/17	1,100	1,115,649
DaVita, Inc., Bank Loan(j)	Ba1	2.372	10/05/12	1,200	1,107,334
Genentech, Inc., Sr. Unsec’d. Notes	A1	4.75	07/15/15	270	269,859
GlaxoSmithKline Capital, Inc., Gtd. Notes(c)	A1	5.65	05/15/18	780	800,052
GlaxoSmithKline Capital, Inc., Gtd. Notes(b)	A1	6.375	05/15/38	840	848,282
HCA, Inc., Bank Loan(j)	Ba3	3.47	11/18/13	1,912	1,624,262
HCA, Inc., Sr. Sec’d. Notes	B2	9.25	11/15/16	1,925	1,751,749
Health Management Associates, Inc. Term B, Bank Loan(j)	B1	2.97	02/28/14	1,124	906,511
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625	12/15/15	560	495,684
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.75	11/15/36	65	61,809
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.95	12/01/28	205	201,092
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.55	12/01/13	695	730,458
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.00	09/15/17	842	868,054
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.55	09/15/37	330	335,560
Teva Pharmaceutical Finance LLC (Israel), Gtd. Notes	Baa2	6.15	02/01/36	115	106,087
Wyeth, Sr. Unsec’d. Notes(b)	A3	5.50	03/15/13	1,165	1,212,939
Wyeth, Sr. Unsec’d. Notes	A3	5.95	04/01/37	1,645	1,549,156
Wyeth, Sr. Unsec’d. Notes	A3	6.45	02/01/24	60	61,201

					18,065,438

Healthcare Insurance 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.75	06/15/11	430	425,201
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625	06/15/36	480	396,030
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.15	11/15/36	640	449,434
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125	01/15/15	1,200	787,760
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.25	03/15/11	1,470	1,482,578
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00	06/15/17	115	106,953
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.50	06/15/37	400	332,383
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625	11/15/37	410	340,257
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.00	12/15/14	1,085	1,046,978
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.25	01/15/16	335	305,673

					5,673,247

Insurance 0.3%
American International Group, Inc., Jr. Sub. Notes	Ba2	6.25	03/15/37	260	20,800
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.25	05/15/13	1,355	547,833
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05	10/01/15	125	55,563
American International Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A3	5.85	01/16/18	1,620	634,236

AXA SA (France), Sub. Notes	A3	8.60	12/15/30	230	162,189
Berkshire Hathaway, Inc., Gtd. Notes	Aaa	4.75	05/15/12	425	436,340
Liberty Mutual Group, Bonds, 144A	Baa2	7.00	03/15/34	910	554,741
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.30	10/09/37	476	204,081
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.15	09/15/10	335	326,629
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.70	06/15/35	1,185	818,623
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.125	12/01/11	435	431,179
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.375	06/15/34	85	64,126
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.75	06/20/36	740	714,531
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	5.60	05/15/15	705	575,578
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	6.15	08/15/19	575	430,344
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.25	09/15/14	110	72,076

					6,048,869

Lodging 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(b)	Ba1	6.25	02/15/13	1,585	1,220,450
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75	05/15/18	2,700	1,782,000

					3,002,450

Media & Entertainment 0.2%
News America Holdings, Inc., Gtd. Notes	Baa1	7.625	11/30/28	1,265	1,088,559
Time Warner, Inc., Gtd. Notes	Baa2	6.75	04/15/11	725	735,822
Time Warner, Inc., Gtd. Notes	Baa2	7.25	10/15/17	745	707,104
Time Warner, Inc., Sr. Unsec’d. Notes	Baa2	9.15	02/01/23	625	621,474
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.75	10/05/37	290	205,232
Viacom, Inc., Sr. Unsec’d. Notes(b)	Baa3	6.875	04/30/36	580	423,172

					3,781,363

Metals 0.1%
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(d)	4.50	05/15/13	255	215,594
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(d)	5.00	06/01/15	755	599,784
Rio Tinto Finance USA Ltd., Gtd. Notes	Baa1	5.875	07/15/13	500	448,358
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.50	07/27/35	120	87,034
United States Steel Corp., Sr. Unsec’d. Notes	Baa3	5.65	06/01/13	540	407,792

					1,758,562

Mortgage Backed Securities 19.0%
Federal Home Loan Mortgage Corp.		4.50	02/01/19-07/01/20	6,138	6,345,158
Federal Home Loan Mortgage Corp.		5.00	07/01/18-05/01/34	11,194	11,650,988
Federal Home Loan Mortgage Corp.		5.00	TBA 30 YR	17,500	17,992,189
Federal Home Loan Mortgage Corp.(g)		5.209	12/01/35	3,035	3,133,564
Federal Home Loan Mortgage Corp.		5.50	12/01/33-05/01/38	13,107	13,639,154
Federal Home Loan Mortgage Corp.		5.50	TBA 30 YR	15,500	16,032,814
Federal Home Loan Mortgage Corp.(g)		5.517	06/01/36	2,648	2,745,903
Federal Home Loan Mortgage Corp.		6.00	03/01/32-12/01/33	2,964	3,129,550
Federal Home Loan Mortgage Corp.		6.00	TBA 30 YR	13,000	13,552,501
Federal Home Loan Mortgage Corp.		6.50	12/01/14-09/01/16	341	356,416

Federal Home Loan Mortgage Corp.		7.00	05/01/31-09/01/33	4,603	4,963,802
Federal National Mortgage Association		4.00	06/01/19	2,162	2,210,339
Federal National Mortgage Association(g)		4.02	07/01/33	921	939,907
Federal National Mortgage Association		4.50	11/01/18-01/01/35	15,235	15,722,082
Federal Notional Mortgage Association		4.50	TBA 15 YR	1,500	1,544,063
Federal National Mortgage Association		5.00	10/01/18-05/01/38	14,318	14,835,375
Federal National Mortgage Association		5.00	TBA 30 YR	53,000	54,565,605
Federal National Mortgage Association		5.50	03/01/16-01/01/38	52,745	54,945,889
Federal National Mortgage Association		5.50	TBA 15 YR	2,000	2,085,000
Federal National Mortgage Association		5.50	TBA 30 YR	250	258,828
Federal National Mortgage Association(g)		5.899	06/01/37	5,495	5,724,091
Federal National Mortgage Association(g)		5.954	07/01/37	4,695	4,886,401
Federal National Mortgage Association		6.00	04/01/13-06/01/38	28,333	29,718,580
Federal National Mortgage Association		6.00	TBA 30 YR	15,500	16,187,814
Federal National Mortgage Association		6.50	07/01/17-01/01/37	10,541	11,139,318
Federal National Mortgage Association		7.00	08/01/11-07/01/32	932	1,001,081
Federal National Mortgage Association		7.50	05/01/12-05/01/32	646	687,044
Government National Mortgage Association		5.00	TBA 30 YR	3,000	3,110,625
Government National Mortgage Association		5.50	08/15/33-04/15/36	9,331	9,743,621
Government National Mortgage Association		6.00	11/15/23-06/15/36	4,150	4,350,415
Government National Mortgage Association		6.00	TBA 30 YR	5,000	5,223,440
Government National Mortgage Association		6.50	10/15/23-09/15/36	5,744	6,075,269
Government National Mortgage Association		7.00	09/15/31	135	145,433
Government National Mortgage Association		8.00	01/15/24-04/15/25	144	156,088

					338,798,347

Non Captive Finance 0.5%
Capital One Bank, Sr. Sub. Notes	A3	6.50	06/13/13	10	8,866
Capital One Financial Corp., Sr. Unsec’d. Notes, M.T.N.	A3	5.70	09/15/11	570	513,219
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	4.25	02/01/10	195	167,155
Countrywide Financial Corp., Gtd. Notes, M.T.N.	A2	5.80	06/07/12	1,160	1,007,388
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.(c)	Aa2	5.55	05/04/20	1,875	1,562,083
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.875	01/14/38	970	692,857
Household Finance Corp., Sr. Unsec’d. Notes	A3	4.75	05/15/09	370	368,078
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.70	06/01/11	585	496,556
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	3.50	04/01/09	750	749,751
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	Baa2	6.375	03/25/13	1,750	967,047
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Baa2	8.45	06/15/18	4,725	2,552,105

					9,085,105

Paper 0.1%
Domtar Corp., Bank Loan(j)	Baa3	1.908	03/05/14	949	807,958
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875	11/15/15	515	422,635

					1,230,593

Pipelines & Other 0.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa3	4.00	10/15/09	1,815	1,804,990

Duke Energy Field Services Corp., Sr. Unsec’d. Notes	Baa2	7.875	08/16/10	1,830	1,854,893
Enterprise GP Holdings LP, Bank Loan(j)	Ba2	3.302	11/08/14	990	923,175
Enterprise Products Operating LP, Gtd. Notes	Baa3	4.625	10/15/09	710	705,811
Enterprise Products Operating LP, Gtd. Notes	Baa3	6.875	03/01/33	140	115,411
Oneok Partners LP, Gtd. Notes	Baa2	6.65	10/01/36	405	303,159
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.00	02/01/13	80	81,279
Spectra Energy Capital LLC, Gtd. Notes	Baa1	6.20	04/15/18	3,310	3,055,151
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa1	6.25	02/15/13	205	205,016

					9,048,885

Railroads 0.2%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.70	08/01/28	735	715,525
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.15	05/01/37	690	487,778
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.59	05/17/25	630	551,943
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.80	05/15/27	24	25,143
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	3.625	06/01/10	1,395	1,389,584
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.65	01/15/11	760	792,172

					3,962,145

Real Estate Investments Trusts 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.75	04/01/12	1,405	936,191
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.45	06/01/12	545	481,184
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.30	06/01/13	650	563,326
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.75	05/01/12	1,625	1,405,606
Simon Property Group LP, Sr. Unsec’d. Notes(b)	A3	6.125	05/30/18	2,700	2,122,421

					5,508,728

Retailers 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75	08/15/11	1,240	1,300,558
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75	06/01/17	1,580	1,540,756
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.35	03/15/12	330	259,035
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.90	12/01/16	100	63,436
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875	12/16/36	315	223,077
May Department Stores Co., Gtd. Notes	Baa3	6.65	07/15/24	60	32,287
Nordstrom, Inc., Sr. Unsec’d. Notes(b)	Baa2	6.25	01/15/18	4,500	3,530,052
Target Corp., Sr. Unsec’d. Notes	A2	7.00	01/15/38	1,475	1,381,678
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.25	09/01/35	235	211,204

					8,542,083

Technology 0.5%
CA, Inc., Sr. Unsec’d. Notes	Ba1	4.75	12/01/09	1,500	1,500,001
Computer Sciences Corp., Sr. Unsec’d. Notes, 144A	Baa1	6.50	03/15/18	1,700	1,611,679
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.45	10/15/29	120	130,380
First Data Corp., Bank Loan(j)	B2	3.272	09/24/14	1,084	728,247
First Data Corp., Bank Loan(j)	Ba3	3.272	09/24/14	1,478	991,977
Fiserv, Inc., Gtd. Notes	Baa2	6.125	11/20/12	960	949,773
Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	3.344	10/01/14	220	141,342

Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	3.681	10/01/14	767	493,120
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.40	03/15/12	575	541,820
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875	07/15/10	190	181,450
Metavante Corp., Bank Loan(j)	Ba2	2.92	11/01/14	990	878,625
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.00	11/01/11	48	44,029
Oracle Corp., Sr. Unsec’d. Notes	A2	6.50	04/15/38	620	618,373

					8,810,816

Telecommunications 1.3%
America Movil SA de CV (Mexico), Gtd. Notes	A3	6.375	03/01/35	630	506,073
AT&T Corp., Gtd. Notes(c)	A2	8.00	11/15/31	1,400	1,520,659
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125	05/01/12	800	872,166
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.75	03/01/31	1,235	1,354,371
BellSouth Corp., Sr. Unsec’d. Notes	A2	4.20	09/15/09	1,365	1,378,010
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.75	06/15/30	345	368,566
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082	06/01/16	350	315,000
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995	06/01/36	1,645	1,233,750
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.50	03/01/31	360	453,890
PCCW HKT Capital Ltd., Gtd. Notes, 144A	Baa2	8.00	11/15/11	2,275	2,199,292
Qwest Capital Funding, Inc., Gtd. Notes(b)	B1	7.00	08/03/09	1,500	1,496,250
Qwest Capital Funding, Inc., Sr. Unsec’d. Notes	Ba1	8.875	03/15/12	2,000	1,975,000
Royal KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.00	10/01/10	645	667,288
SBC Communications, Inc., Sr. Unsec’d. Notes	A2	4.125	09/15/09	1,335	1,347,278
SBC Communications, Inc., Sr. Unsec’d. Notes	A2	5.30	11/15/10	1,180	1,215,721
Telecom Italia Finance (Luxembourg), Gtd. Notes	Baa2	5.25	11/15/13	170	152,666
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045	06/20/36	210	215,781
TELUS Corp. (Cananda), Sr. Unsec’d. Notes	Baa1	8.00	06/01/11	1,500	1,561,376
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.70	12/15/33	255	192,779
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.10	04/15/18	3,500	3,467,397
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.25	04/01/37	105	93,402
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.75	02/15/10	950	985,704

					23,572,419

Tobacco 0.1%
Altria Group, Inc., Gtd. Notes(b)	Baa1	9.25	08/06/19	195	208,493
Altria Group, Inc., Gtd. Notes	Baa1	9.70	11/10/18	900	979,651
Altria Group, Inc., Gtd. Notes	Baa1	10.20	02/06/39	125	127,692
Philip Morris International, Inc., Sr. Unsec’d. Notes(b)	A2	4.875	05/16/13	830	839,056
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.25	06/15/37	285	208,098

					2,362,990

U.S. Government Agency Obligations 2.8%
Federal Farm Credit Bank		3.875	10/07/13	2,480	2,606,304
Federal Farm Credit Bank		4.875	01/17/17	845	920,130
Federal Home Loan Bank		2.25	04/13/12	7,685	7,743,675

Federal Home Loan Bank	4.75	04/24/09	3,655	3,665,502
Federal Home Loan Bank	5.00	11/17/17	800	874,094
Federal Home Loan Bank	5.625	06/11/21	2,320	2,602,657
Federal Home Loan Mortgage Corp.	2.125	03/23/12	3,165	3,188,984
Federal Home Loan Mortgage Corp.	2.50	01/07/14	2,170	2,171,521
Federal Home Loan Mortgage Corp.	3.75	03/27/19	3,040	3,080,830
Federal Home Loan Mortgage Corp.	5.25	04/18/16	2,510	2,840,246
Federal National Mortgage Association	1.75	03/23/11	165	166,062
Federal National Mortgage Association	2.75	03/13/14	3,490	3,531,660
Federal National Mortgage Association	6.625	11/15/30	2,010	2,637,649
General Electric Capital Corp., FDIC Gtd. Notes(b)	3.00	12/09/11	7,720	7,948,820
Tennessee Valley Authority, Notes	4.50	04/01/18	1,390	1,439,303
Tennessee Valley Authority, Series B	5.88	04/01/36	85	95,947
Wells Fargo & Co., FDIC Guaranteed(b)	2.125	06/15/12	3,915	3,931,878

				49,445,262

U.S. Treasury Securities 4.7%
United States Treasury Bonds	3.50	02/15/39	1,655	1,635,355
United States Treasury Bonds	4.50	05/15/38	1,930	2,253,275
United States Treasury Bonds	6.00	02/15/26	370	487,475
United States Treasury Bonds	6.125	08/15/29	315	428,794
United States Treasury Bonds(b)	6.25	08/15/23	6,140	8,077,938
United States Treasury Bonds(c)	8.125	05/15/21	1,940	2,874,838
United States Treasury Bonds	8.125	08/15/21	455	676,315
United States Treasury Bonds	8.75	05/15/20	50	76,141
United States Treasury Inflation Index	0.63	04/15/13	509	504,135
United States Treasury Inflation Index	0.88	04/15/10	1,142	1,136,528
United States Treasury Inflation Index	1.375	07/15/18	499	495,210
United States Treasury Inflation Index	1.625	01/15/15	890	898,924
United States Treasury Inflation Index	1.625	01/15/18	569	575,411
United States Treasury Inflation Index	1.75	01/15/28	610	583,760
United States Treasury Inflation Index	1.875	07/15/13-07/15/15	2,972	3,046,646
United States Treasury Inflation Index	2.00	04/15/12-01/15/26	3,491	3,566,742
United States Treasury Inflation Index	2.125	01/15/19	270	287,900
United States Treasury Inflation Index	2.375	04/15/11-01/15/27	3,180	3,313,913
United States Treasury Inflation Index	2.50	01/15/29	359	388,626
United States Treasury Inflation Index	2.625	07/15/17	611	663,688
United States Treasury Inflation Index	3.00	07/15/12	1,016	1,080,713
United States Treasury Inflation Index	3.375	01/15/12-04/15/32	517	592,175
United States Treasury Inflation Index	3.50	01/15/11	479	500,238
United States Treasury Inflation Index	3.625	04/15/28	705	868,936
United States Treasury Inflation Index	3.875	04/15/29	636	817,107
United States Treasury Notes	0.88	03/31/11	2,780	2,783,692
United States Treasury Notes	1.375	03/15/12	785	790,458
United States Treasury Notes	1.75	03/31/14	5,765	5,784,820

United States Treasury Notes(b)	2.75	02/15/19	1,710	1,719,354
United States Treasury Notes	5.125	05/15/16	1,700	2,028,047
United States Treasury Strips(b)(f)	3.48	05/15/20	10,320	7,033,524
United States Treasury Strips(b)(f)	3.81	02/15/20	10,100	6,976,636
United States Treasury Strips(b)(f)	3.94	05/15/20	17,395	11,833,418
United States Treasury Strips(f)	4.18	02/15/23	1,495	895,227
United States Treasury Strips(f)	4.21	11/15/21	4,775	3,019,906
United States Treasury Strips(f)	4.25	08/15/29	4,455	2,056,793
United States Treasury Strips(f)	4.35	11/15/20	3,520	2,326,738

				83,079,396

TOTAL LONG-TERM BONDS (cost $837,195,982)				787,511,205

TOTAL LONG-TERM INVESTMENTS (cost $1,841,638,456)				1,637,704,383

SHORT-TERM INVESTMENTS 24.1%
U.S. Treasury Security 0.5%
United States Treasury Bill(k) (cost $9,248,152)	0.16%	06/11/09	9,250	9,246,679

			Shares

Affiliated Mutual Funds 23.6%
Dryden Core Investment Fund - Short-Term Bond Series(i)			14,436,359	106,107,240
Dryden Core Investment Fund - Taxable Money Market Series (includes $166,726,562 of cash collateral received for securities on loan)(i)(h)			315,559,648	315,559,648

TOTAL AFFILIATED MUTUAL FUNDS (cost $458,493,496)				421,666,888

			Contracts
OUTSTANDING OPTIONS PURCHASED
Call Options
U.S. 5 Yr. Future Options, expiring 4/24/09 @ 117.00 (cost $35,499)			27	50,414

TOTAL SHORT-TERM INVESTMENTS (cost $467,777,147)				430,963,981

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 115.8% (cost $2,309,415,603)				2,068,668,364

OUTSTANDING OPTIONS WRITTEN
Call Options
U.S. 5 Yr. Future Options, expiring 4/24/09 @ 118.50 (premium received $14,493)			(27)	(19,195)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN(n) 115.8% (cost $2,309,401,110)				2,068,649,169

LIABILITIES IN EXCESS OF OTHER ASSETS(o) (15.8)%				(281,965,406)

NET ASSETS 100.0%				$1,786,683,763

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor
TBA	To Be Announced

*	The ratings reflected are as of March 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $162,716,563; cash collateral of $166,726,562(included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Security segregated as collateral for futures contracts.
(d)	Standard & Poor’s rating.
(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(f)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.
(g)	Indicates a variable rate security.
(h)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series and Dryden Core Investment Fund—Short-Term Bond Series.
(j)	Indicates a security that has been deemed illiquid.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Represents issuer in default on interest payments and/or principal repayment; non income producing security.
(m)	Indicates a restricted security; the aggregate original cost of such securities is $3,455,653. The aggregate value of $2,346,727 is approximately 0.1% of net assets.
(n)	As of March 31, 2009, 1 security representing $342 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(o)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2009	Unrealized Appreciation
Long Positions:
342	S&P 500 Index	Jun. 2009	$60,873,837	$67,955,400	$7,081,563
164	U.S. Treasury 2 Yr. Notes	Jun. 2009	35,578,501	35,734,062	155,561
492	U.S. Treasury 5 Yr. Notes	Jun. 2009	57,689,731	58,432,687	742,956
125	U.S. Treasury 10 Yr. Notes	Jun. 2009	15,495,435	15,509,766	14,331
30	U.S. Treasury 30 Yr. Bond	Jun. 2009	3,886,368	3,891,094	4,726

					$7,999,137

Interest rate swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	5/15/2016	$2,465	4.397%	3 month LIBOR	$(315,721)
Citibank, NA(b)	10/20/2013	1,233	4.059%	3 month LIBOR	124,383
Citibank, NA(a)	1/20/2014	1,215	1.968%	3 month LIBOR	9,321
Merrill Lynch Capital Services, Inc.(b)	5/15/2016	2,465	2.643%	3 month LIBOR	8,306
Morgan Stanely Capital Services(a)	3/27/2014	3,545	2.385%	3 month LIBOR	(30,522)

					(204,233)

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)# (4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):

Citibank NA	09/20/2012	$3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	$82,123	$—	$82,123
Barclays Bank PLC	09/20/2012	2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	180,412	—	180,412
Deutsche Bank AG	06/20/2013	1,750	2.00%	International Lease Finance Corp., 4.15%, 01/15/10	660,529	—	660,529
JPMorgan Chase Bank	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	143,192	—	143,192
Merrill Lynch Capital Services	09/20/2016	785	1.73%	Tyson Foods, Inc., 6.6%, 04/01/16	43,566	—	43,566
Morgan Stanley Capital Services, Inc.	03/20/2018	1,400	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(11,138)	—	(11,138)
Barclays Bank PLC	03/20/2018	1,700	1.22%	Computer Sciences Corp., 5.0%, 02/15/13	(64,375)	—	(64,375)
Morgan Stanley Capital Services, Inc.	06/20/2018	1,600	1.00%	Newell Rubbermaid, Inc., 6.35%, 07/15/28	173,943	—	173,943
Citibank NA	03/25/2035	523	3.00%	Centex Home Equity, 6.215%, 03/25/35	443,955	166,996	276,959
Citibank NA	01/25/2035	506	3.00%	Morgan Stanley ABS Capital I, 6.765%, 01/25/35	458,703	141,739	316,964
Barclays Bank PLC	09/25/2035	851	3.35%	Accredited Mortgage Loan Trust, 7.02%, 09/25/35	849,419	—	849,419
Merrill Lynch Capital Services, Inc.	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities Inc., 7.82%, 3/25/36	936,872	—	936,872
Merrill Lynch Capital Services, Inc.	06/20/2018	1,800	3.05%	SLM Corp. 5.125%, 8/27/12	715,904	—	715,904
Deutsche Bank AG	03/20/2018	4,500	0.99%	Nordstrom, Inc. 6.95%, 3/15/26	665,074	—	665,074
Morgan Stanley Capital Services, Inc.	06/20/2018	2,700	0.97%	Simon Property Group LP 5.25%, 12/1/18	705,406	—	705,406
Merrill Lynch Capital Services, Inc.	06/20/2018	2,700	1.45%	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/18	634,849	—	634,849
Credit Suisse International	06/20/2018	3,500	0.97%	Verizon Communications, Inc. 4.90%, 9/15/15	1,644	—	1,644
Deutsche Bank AG	06/20/2018	2,800	1.15%	Spectra Energy Capital LLC 6.25%, 2/15/13	(13,583)	—	(13,583)
Citibank NA	03/20/2014	1,100	3.95%	Whirlpool Corp. 7.75%, 7/15/2015	46,566	—	46,566
Goldman Sachs International	06/20/2014	1,600	2.15%	Black & Decker Corp. 5.75%, 11/15/2016	1,855	—	1,855
Deutsche Bank AG	03/20/2014	1,585	7.05%	Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 5/1/12	(10,498)	—	(10,498)

					$6,644,418	$308,735	$6,335,683

Counterparty	Termination Date	Notional Amount (000)# (4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Asset-Backed Issues-Sell Protection(2):

Merrill Lynch Capital Services, Inc.	03/25/2036	$1,000	9.00%	AmeriQuest Mortgage Securities, Inc., 7.82%, 03/25/36	$(919,146)	$—	$(919,146)

							$5,416,537

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value at 3/31/09
Credit contracts	$5,416,537
Equity contracts	7,081,563
Interest rate contracts	744,560

Total	$13,242,660

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,271,910,138	$7,999,137
Level 1 - Other Significant Observable Inputs - Option Written	(19,195)	—
Level 2 - Other Significant Observable Inputs	796,758,226	3,751,236
Level 3 - Significant Unobservable Inputs	—	1,461,068

Total	$2,068,649,169	$13,211,441

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 12/31/08	$—	$1,511,232
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	(50,164)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$—	$1,461,068

*	The realized gain earned during the period for other financial instruments was $90,882.

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 95.9%
LONG-TERM BONDS 92.8%

Airlines 1.2%
American Airlines, Inc., Pass-Thru Certificates, Series 2001-1	B1	6.817%	05/23/11	$2,750	$1,925,000
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1(h)	Baa2	6.703	06/15/21	3	2,167
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1	Ba1	7.373	12/15/15	1,067	661,604
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1(h)	Baa2	7.487	10/02/10	7,954	7,158,600
Continental Airlines, Inc., Pass-Thru Certificates, Series A(a)	Baa1	5.983	04/19/22	1,850	1,369,000
Delta Air Lines, Inc., Pass-Thru Certificates	Baa1	6.821	08/10/22	1,684	1,157,423
United Airlines, Inc., Pass-Thru Certificates, Series 2007-1, Class A(a)	Ba1	6.636	07/02/22	1,210	798,824

					13,072,618

Asset-Backed Securities 4.0%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(f)	Baa1	1.056	02/15/12	98	92,249
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(f)	Baa2	3.447	10/25/31	725	376,396
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(f)(h)	Ba3	6.147	10/25/33	1,600	228,969
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(f)	CCC(e)	1.872	10/25/32	134	11,255
Argent Securities, Inc. Series 2003-W2, Class M4(f)	Baa1	5.904	09/25/33	2,400	1,031,028
Asset Backed Funding Certificates, Series 2004-OPT1, Class M1(f)	Aa2	1.222	08/25/33	2,592	1,247,040
Asset Backed Securities Corp. Home Equity, Series 2003-HE3, Class M1(f)	Aa3	1.801	06/15/33	2,260	1,236,196
Bank of America Credit Card Trust, Series 2006-A15, Class A15(f)	Aaa	.56	04/15/14	2,600	2,345,746
Bank of America Credit Card Trust, Series 2006-C5, Class C5(f)	Baa2	.96	01/15/16	5,750	2,367,593
Bank of America Credit Card Trust, Series 2007-A3(f)	Aaa	.58	11/15/16	1,000	804,868
Bank of America Credit Card Trust, Series 2008-A5, Class A5(f)	Aaa	1.756	12/15/13	1,100	1,034,228
Bank One Issuance Trust, Series 2004-A3, Class A3(f)	Aaa	.73	02/15/17	5,100	4,260,967
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(f)	Ca	3.897	03/25/33	355	25,154

Chase Issuance Trust, Series 2008-A13, Class A13(f)	Aaa	2.82	09/15/15	1,000	914,595
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C4	Baa2	5.00	06/10/15	6,500	3,698,991
Citibank Credit Card Issuance Trust, Series 2004-A7, Class A7(f)	Aaa	1.339	11/24/13	1,000	920,780
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7(f)	Aaa	1.38	12/15/18	6,000	4,560,726
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(f)	A3	1.602	11/25/34	745	574,866
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(f)	Aa3	1.182	03/25/35	2,670	1,186,006
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(f)	Baa3	2.772	08/25/32	168	19,087
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70	07/25/34	1,986	1,375,190
FBR Securitization Trust, Series 2005-2, Class M1(f)	A1	1.002	09/25/35	3,600	1,639,983
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(f)	A1	.96	05/25/36	2,575	649,620
Ford Credit Auto Owner Trust, Series 2006-B, Class C	A1	5.68	06/15/12	2,100	1,637,342
Fremont Home Loan Trust, Series 2003-B, Class M1(f)	Aa1	1.572	12/25/33	421	229,760
HFC Household Home Equity Loan Trust Asset-Backed Certificates, Series 2006-2, Class A1(f)	Aaa	.70	03/20/36	385	265,722
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(f)	Caa2	.82	03/25/36	3,200	922,705
MBNA Credit Card Master Note Trust, Series 2005-A2, Class A2(f)	Aaa	.64	10/15/14	1,000	884,327
MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2(f)	Aaa	.62	06/15/15	1,000	858,687
MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5(f)	Aaa	.62	10/15/15	1,250	1,058,026
MBNA Credit Card Master Note Trust, Series 2006-C1, Class C1(f)	Baa2	.98	07/15/15	4,000	1,990,610
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(f)	B3	3.672	11/25/32	174	29,900
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(f)	Aa2	1.722	05/25/33	2,187	1,106,845
New Century Home Equity Loan Trust, Series 2004-4, Class M1(f)	Aa1	1.032	02/25/35	3,680	1,256,559
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(f)(h)	Aa3	1.322	12/25/34	1,976	1,433,547
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	Aaa	5.221	02/25/34	1,000	492,947
Saxon Asset Securities Trust, Series 2002-3, Class M1(f)	Aaa	1.647	12/25/32	1,063	702,015
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(f)	Caa1	.92	11/25/35	2,000	222,657
Structured Asset Securities Corp., Series 2002-HF2, Class M3(f)(h)	B(e)	3.522	07/25/32	1,345	603,569

					44,296,751

Banking 3.4%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cypress), 144A	Ba1	8.20	06/25/12	1,500	1,095,000
Banc of America Corp., Jr. Sub. Notes(f)	B3	8.00	12/29/49	3,500	1,401,715
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.65	05/01/18	1,420	1,184,663
Bank of America Corp., Sub. Notes	A1	5.30	03/15/17	790	580,510
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.25	02/01/18	1,575	1,626,525
Chuo Mitsui Trust & Banking Co. Ltd., Jr. Sub. Notes (Japan), 144A(f)	A2	5.506	12/29/49	3,050	1,387,750
Citigroup, Inc., Jr. Sub. Notes(a)	Ca	1.43	04/29/49	2,050	1,158,537
Credit Suisse, Sub. Notes (Switzerland)	Aa2	6.00	02/15/18	610	532,043
Depfa ACS Bank (Ireland), 144A(a)	Aa2	5.125	03/16/37	3,065	1,604,825
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes	A1	5.95	01/18/18	1,550	1,407,150
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes(a)	A1	7.50	02/15/19	850	848,141
Goldman Sachs Group, Inc., Sub. Notes	A2	6.75	10/01/37	440	297,590
HSBC Holdings PLC, Sub. Notes (United Kingdom)(a)	Aa3	6.50	09/15/37	2,255	1,845,375
HSBC Holdings PLC, Sub. Notes (United Kingdom)(a)	Aa3	6.80	06/01/38	1,970	1,675,154
HSBK Europe BV, Gtd. Notes (Netherlands), 144A	Ba2	7.25	05/03/17	2,230	1,059,250
ICICI Bank Ltd., Jr. Sub. Notes (India), 144A(a)(f)	Baa2	7.25	12/31/49	2,380	1,041,164
ICICI Bank Ltd., Notes (Singapore), 144A	Baa2	5.75	11/16/10	2,500	2,353,928
JPMorgan Chase & Co., Jr. Sub. Notes(f)	A2	7.90	04/29/49	2,180	1,400,955
KBC Bank Funding Trust III, Gtd. Notes, 144A(f)	A2	9.86	11/29/49	5,000	1,550,000
Krung Thai Bank PCL, Sub. Notes (Thailand)(f)	Baa3	7.378	10/29/49	1,590	755,334
Merrill Lynch & Co., Inc., Notes, MTN(a)	A2	6.875	04/25/18	2,860	2,236,786
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05	08/15/12	1,500	1,287,086
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.11	01/29/37	275	136,678
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.45	01/09/17	4,035	3,530,625
Northern Rock PLC, Sub. Notes (United Kingdom), 144A(f)	Ca	6.594	06/29/49	920	172,500
Resona Bank Ltd., Notes, 144A(f)	A2	5.85	09/29/49	2,900	1,479,000
Sumitomo Mitsui Banking Corp., Sub. Notes (Japan), 144A(f)	Aa3	5.625	07/29/49	6,380	4,041,506

					37,689,790

Brokerage
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	Zero	07/19/17	1,210	121
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	Zero	05/02/18	2,740	328,800

					328,921

Building Materials & Construction 0.3%
American Standard, Inc., Gtd. Notes	BBB+(e)	7.625	02/15/10	3,800	3,837,825

Cable 0.5%
AT&T Broadband, Gtd. Notes	Baa2	9.455	11/15/22	1,065	1,169,924
Cox Communications, Inc., Bonds, 144A (original cost $1,892,647, purchased 2/12/09)(k)	Baa3	8.375	03/01/39	1,900	1,782,675
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa2	7.875	02/15/26	750	688,873

Time Warner Cable, Inc., Gtd. Notes	Baa2	5.85	05/01/17	1,420	1,273,024
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.25	02/14/14	1,100	1,149,831

					6,064,327

Capital Goods 0.6%
Rockwell International Co., Sr. Unsec’d Notes	A2	5.20	01/15/98	6,500	5,071,014
Waste Management, Inc., Sr. Unsec’d Notes	Baa3	7.65	03/15/11	2,100	2,147,542

					7,218,556

Chemicals 0.4%
Potash Corp. of Saskatchewan, Sr. Unsec’d. Notes (Canada)	Baa1	5.875	12/01/36	2,715	2,443,813
Union Carbide Chemical & Plastics Co., Gtd. Notes	Ba2	7.875	04/01/23	3,058	2,112,570

					4,556,383

Collateralized Mortgage Obligations 0.4%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25	09/25/19	1,857	1,701,915
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00	04/25/19	417	390,237
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(f)	Aaa	4.931	02/25/34	2,581	1,743,228
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(e)	5.00	03/25/20	1,426	1,145,455

					4,980,835

Commercial Mortgage-Backed Securities 8.3%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(f)	AAA(e)	4.967	11/10/42	5,064	4,678,233
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3(f)	AAA(e)	5.812	02/10/51	3,805	2,640,138
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(e)	5.62	02/10/51	1,305	958,428
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(f)	Aaa	4.823	02/13/42	2,475	2,198,999
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(f)	Aaa	5.135	10/12/42	3,400	3,093,814
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class A4(f)	AAA(e)	5.456	03/11/39	2,000	1,657,838
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13, Class A3	AAA(e)	5.518	09/11/41	1,154	921,015
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A2A	Aaa	6.034	12/10/49	3,620	3,243,605
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB(f)	Aaa	5.393	01/15/46	3,000	2,572,869
Commercial Mortgage Loan Trust, Pass-Thru Certificates, Series 2006-C7, Class A3(f)	AAA(e)	5.706	06/10/46	1,598	1,321,077
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A2(f)	Aaa	6.02	12/10/49	3,000	2,486,033
Credit Suisse Mortgage Capital Certificate, Series 2006-C4, Class A2	Aaa	5.361	09/15/39	460	407,488
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4(f)	AAA(e)	5.10	08/15/38	2,400	1,844,166

Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(f)	Aaa	5.224	04/10/37	4,900	3,621,049
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381	03/10/39	5,610	4,698,493
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767	03/12/39	4,969	4,420,712
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659	07/15/42	9,300	8,378,904
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A2	Aaa	5.134	05/15/47	1,985	1,471,755
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2007-LDPX, Class A2	Aaa	5.434	01/15/49	1,520	1,063,202
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83	11/15/27	3,375	3,143,160
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(f)	Aaa	4.799	12/15/29	4,200	3,192,220
LB-UBS Commerical Mortgage Trust, Series 2006-C6, Class AAB	Aaa	5.341	09/15/39	7,126	5,957,420
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4(f)	Aaa	5.047	07/12/38	3,100	2,372,157
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4(f)	AAA(e)	5.657	05/12/39	7,920	5,729,117
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(f)	Aaa	5.91	06/12/46	2,325	1,655,664
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	AAA(e)	5.59	09/12/49	2,400	1,937,911
Morgan Stanley Capital Group, Inc., Series 2006-IQ12, Class AAB	AAA(e)	5.325	12/15/43	1,400	1,134,467
Morgan Stanley Capital Group, Inc., Series 2006-T23, Class A3(f)	AAA(e)	5.808	08/12/41	1,145	939,256
Morgan Stanley Capital Group, Inc., Series 2006-T23, Class A4(f)	AAA(e)	5.811	08/12/41	6,100	5,442,271
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91	03/12/34	612	611,331
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(e)	4.608	12/15/35	4,241	4,142,609
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807	04/15/42	1,500	1,351,308
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	Aaa	5.569	05/15/46	3,600	2,911,386

					92,198,095

Consumer 0.3%
GameStop Holdings Corp., Gtd. Notes	Ba1	8.00	10/01/12	2,500	2,525,000
Realogy Corp., Gtd. Notes, PIK	Ca	11.00	04/15/14	2,118	349,388

					2,874,388

Electric 2.6%
CenterPoint Energy Houston Electric LLC, Series J2	Baa2	5.70	03/15/13	2,950	3,004,280
Consumers Energy Co., Series D	Baa1	5.375	04/15/13	1,000	999,870
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.30	02/01/14	3,400	3,480,682
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A2	6.00	02/02/18	600	572,815

El Paso Electric Co., Sr. Unsec’d Notes	Baa2	6.00	05/15/35	2,325	1,615,357
Empresa Nacional de Electricidad SA., Unsub Notes (Chile)	Baa3	8.35	08/01/13	625	683,203
Energy East Corp., Sr. Unsec’d. Notes	Baa2	6.75	06/15/12- 09/15/33	1,900	1,541,771
Enersis SA, Sr. Unsec’d. Notes (Chile)	Baa3	7.375	01/15/14	3,700	3,841,813
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.90	06/15/15	500	424,539
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.20	10/01/17	1,930	1,725,771
Korea East-West Power Co. Ltd., Sr. Unsub. Notes (South Korea), 144A	A2	4.875	04/21/11	1,700	1,669,704
NiSource Finance Corp., Gtd. Notes	Baa3	5.45	09/15/20	1,345	985,529
Northern States Power Co., Series B	A2	8.00	08/28/12	2,800	3,136,532
Orion Power Holdings, Inc., Sr. Unsec’d Notes	Ba3	12.00	05/01/10	1,920	1,980,000
Sierra Pacific Power Co., Series P	Baa3	6.75	07/01/37	125	105,516
Southern California Edison Co., Sr. Unsec’d. Notes	A3	7.625	01/15/10	1,100	1,136,774
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613	04/01/17	1,947	1,842,249

					28,746,405

Emerging Markets 0.1%
Alfa Diversified Payment Rights Finance Co., Series 1A, Class A, 144A(f)	Ba1	2.92	03/15/11	1,526	991,900

Energy - Integrated 0.2%
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125	02/15/19	500	515,435
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	6.375	12/15/38	1,400	1,474,234

					1,989,669

Energy - Other 1.3%
Devon Energy Corp. ULC, Gtd. Notes (Canada)	Baa1	7.875	09/30/31	624	637,602
EnCana Corp., Sr. Unsec’d. Notes (Canada)(a)	Baa2	5.90	12/01/17	2,500	2,359,568
GS Caltex Corp., Sr. Unsec’d. Notes (South Korea), 144A	Baa2	7.75	07/25/11	3,250	3,110,714
Halliburton Co., Sr. Unsec’d. Notes	A2	7.45	09/15/39	1,500	1,501,686
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	04/15/16	320	286,400
Nexen, Inc., Sr. Unsec’d. Notes (Canada)	Baa3	6.40	05/15/37	1,890	1,340,515
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875	05/01/18	1,750	1,286,271
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	9.375	03/15/19	1,500	1,548,555
Western Oil Sand, Inc., Sr. Sec’d. Notes (Canada)	Baa1	8.375	05/01/12	1,900	1,988,059

					14,059,370

Foods 0.9%
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.20	03/17/15	1,880	1,916,280
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.65	02/15/19	900	916,249
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125	02/01/18	2,770	2,776,258
Tyson Foods, Inc., Gtd. Notes	Ba3	7.85	04/01/16	1,000	861,496
Tyson Foods, Inc., Sr. Unsec’d. Notes	B2	8.25	10/01/11	2,050	2,067,870
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875	04/15/11	1,705	1,819,047

					10,357,200

Foreign Government Bonds 0.3%
Pemex Project Funding Master Trust, Gtd. Notes, 144A(f)	Baa1	2.894	10/15/09	3,190	3,158,100

Health Care & Pharmaceutical 2.9%
Abbott Laboratories, Inc., Sr. Unsec’d. Notes	A1	5.60	11/30/17	1,975	2,087,156
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	1,500	1,440,000
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.875	09/15/15	2,325	2,199,264
Amgen, Inc., Sr. Notes(a)	A3	5.70	02/01/19	1,000	1,015,659
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.40	02/01/39	1,200	1,153,583
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.45	09/15/37	500	518,641
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.80	10/15/16	265	243,406
GlaxoSmithKline Capital, Inc., Gtd. Notes(d)	A1	5.65	05/15/18	4,000	4,102,832
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	8.70	02/10/10	1,700	1,686,199
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.55	03/30/12	2,500	2,531,583
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.50	02/15/14	2,800	2,896,163
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125	02/10/19	1,600	1,624,515
Pfizer, Inc., Sr. Unsec’d. Notes(a)	Aa2	7.20	03/15/39	3,825	4,101,984
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.00	03/01/14	2,600	2,661,170
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.55	12/01/13	2,735	2,874,537
Wyeth, Sr. Unsec’d. Notes	A3	5.50	02/15/16	1,630	1,657,845

					32,794,537

Health Care Insurance 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.75	12/15/37	1,900	1,589,741
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375	03/15/17	2,125	1,801,586
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125	01/15/15	4,025	2,642,280
Health Net, Inc., Sr. Unsec’d. Notes	Ba3	6.375	06/01/17	340	235,450
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00	06/15/17	2,610	2,427,376
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.50	06/15/37	760	631,527
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875	02/15/38	180	159,671

					9,487,631

Insurance 1.3%
Ace INA Holdings, Inc., Gtd. Notes	A3	5.70	02/15/17	1,135	1,028,641
Allied World Insurance Holdings Ltd., Sr. Unsec’d. Notes (Bermuda)	Baa1	7.50	08/01/16	1,700	1,081,637
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.25	05/15/13	1,820	735,835
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05	10/01/15	315	140,020
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85	01/16/18	3,700	1,448,565
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes (Bermuda)	Baa1	5.75	12/01/14	3,350	2,786,121
Chubb Corp., Sr. Notes	A2	5.75	05/15/18	2,950	2,912,874
MetLife, Inc., Notes	A2	7.717	02/15/19	2,000	1,793,322
Travelers Cos, Inc., Sr. Unsec’d. Notes, MTN	A2	6.25	06/15/37	1,890	1,729,290
XL Capital Ltd., Jr. Sub. Notes, Class E (Cayman Islands)(f)	Ba1	6.50	12/31/49	1,880	357,200
XL Capital Ltd., Sr. Unsec’d. Notes, Class A (Cayman Islands)	Baa2	5.25	09/15/14	140	91,733

					14,105,238

Lodging 0.1%
Felcore Lodging LP, Sr. Sec’d. Notes(f)	B1	4.4425	12/01/11		1,800	864,000
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.25	02/15/13		980	754,600

						1,618,600

Media & Entertainment 0.5%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa2	6.10	02/15/18		210	182,735
News America, Inc., Gtd. Notes	Baa1	7.625	11/30/28		1,415	1,217,636
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.25	10/15/17		1,440	1,366,752
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.75	10/05/37		1,075	760,775
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.875	04/30/36		740	539,909
Vivendi, Notes (France), 144A	Baa2	5.75	04/04/13		2,000	1,869,242

						5,937,049

Metals 0.6%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375	04/01/17		2,095	1,958,825
United States Steel Corp., Sr. Unsec’d. Notes	Baa3	7.00	02/01/18		2,000	1,364,832
Xstrata Finance Canada Ltd., Gtd. Notes (Canada), 144A	Baa2	5.50	11/16/11		3,430	2,846,900

						6,170,557

Non-Captive Finance 1.4%
Bosphorus Financial Services Ltd., Sr. Sec’d. Notes (Cayman Islands)(f)	Baa2	3.034	02/15/12		1,669	1,435,626
Capital One Financial Corp., Sub. Notes	Baa1	6.15	09/01/16		700	443,102
CitiGroup, Inc., Sr. Unsec’d. Notes	Baa2	5.65	02/13/17		1,708	989,146
CitiGroup, Inc., Sub. Notes, 144A	Baa3	12.00	12/18/18		2,628	1,526,080
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.80	06/07/12		3,670	3,187,167
General Electric Capital Australia Funding Pty Ltd., Gtd. Notes (Australia), MTN	Aa2	6.00	04/15/15	AUD	4,440	2,307,005
Nelnet, Inc., Sub. Notes(f)	Ba2	7.40	09/29/36		6,500	948,922
Preferred Term Securities X, Sr. Sec’d. Notes, Class A-1 (Cayman Islands), 144A(f)	A2	2.816	07/03/33		3,260	1,508,885
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	8.45	06/15/18		6,170	3,332,590

						15,678,523

Non-Corporate Foreign Agency 1.2%
Credit Suisse First Boston International for CJSC, Sec’d. Notes (The) (United Kingdom)	Ba3	6.80	10/04/12		1,400	493,850
Gazprom International SA, Gtd. Notes (Luxembourg), 144A	BBB+(e)	7.201	02/01/20		1,803	1,572,710
Gazprom OAO (Russia)	A3	10.50	10/21/09		1,685	1,727,125
National Power Corp., Gov’t. Gtd. Notes (Philippines), 144A(f)	BB-(e)	5.501	08/23/11		1,530	1,526,175
Petronas Capital, Ltd., Gtd. Notes (Malaysia), 144A	A1	7.00	05/22/12		7,300	7,848,040

						13,167,900

Non-Corporate Sovereign 2.1%
Federal Republic of Brazil (Brazil)	Ba1	12.50	01/05/16	BRL	250	113,159
Federal Republic of Brazil, Unsec’d. Notes (Brazil)	Ba1	9.25	10/22/10		5,325	5,822,887
Government of Hungary, Bonds (Hungary)	Baa1	8.00	02/12/15	HUF	693,400	2,408,586
Government of Jamaica, Sr. Unsec’d. Notes (Jamaica)	B2	11.00	07/27/12	EUR	995	1,202,984
Kraine Government International Bonds, Sr. Unsec’d. Notes (Ukraine), 144A(f)	B1	5.151	08/05/09		1,500	1,275,000
Peru Government International Bond, Sr. Sec’d. Notes, (Peru), 144A	Ba1	Zero	05/31/18		1,780	1,023,320
Republic of Panama, Unsub. Notes (Panama)	Ba1	9.375	07/23/12		1,295	1,437,450
Republic of Poland, Bonds (Poland)	A2	6.25	10/24/15	PLN	9,910	2,882,755
Republic of Uruguay, Unsub. Notes (Uruguay)	Ba3	7.25	02/15/11		660	671,550
Russian Government International Bond, Unsub. Notes (Russia), 144A(a)	Baa1	8.25	03/31/10		1,730	1,777,771
South Africa Government International Bond, Sr. Unsec’d. Notes	Baa1	7.375	04/25/12		600	618,000
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	7.50	01/14/12		4,250	4,653,750

						23,887,212

Paper 0.5%
Graphic Packaging International, Inc., Gtd. Notes	B3	8.50	08/15/11		2,970	2,569,050
International Paper Co., Sr. Unsec’d. Notes	Baa3	4.00	04/01/10		2,815	2,678,481
Norampac, Inc., Gtd. Notes (Canada)	Ba3	6.75	06/01/13		1,400	623,000

						5,870,531

Pipelines & Other 0.6%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa3	4.00	10/15/09		5,300	5,270,770
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	7.50	07/01/38		1,945	1,601,103

						6,871,873

Railroads 0.4%
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.75	03/15/13		2,600	2,511,555
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.75	11/15/17		1,450	1,384,298

						3,895,853

Real Estate Investments Trusts 0.8%
Equity One, Inc., Gtd. Notes	Baa3	3.875	04/15/09		1,450	1,446,159
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.45	06/01/12		2,300	2,030,686
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	6.75	08/15/19		1,545	1,066,489
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.30	05/30/13		3,400	2,776,182
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.35	04/01/19		1,685	1,637,616

						8,957,132

Retailers 0.5%
CVS/Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.25	06/01/27		3,020	2,783,009
Target Corp., Sr. Unsec’d. Notes	A2	6.50	10/15/37		800	708,903
Target Corp., Sr. Unsec’d. Notes	A2	7.00	01/15/38		1,870	1,751,687
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(d)	Aa2	6.20	04/15/38		200	202,154
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.50	08/15/37		545	566,652

						6,012,405

Structured Notes 1.4%
Dow Jones CDX High Yield, 144A	Caa2	8.25	12/29/10	7,690	7,248,259
Dow Jones CDX High Yield, 144A(a)	B3	8.625	06/29/11	9,259	8,414,116

					15,662,375

Technology 0.9%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70	06/01/10	3,000	2,876,250
Cisco Systems, Inc., Notes	A1	5.90	02/15/39	2,600	2,388,924
Fiserv, Inc., Gtd. Notes	Baa2	6.125	11/20/12	1,600	1,582,955
International Business Machines Corp., Sr. Unsec’d. Notes	A1	8.00	10/15/38	640	760,536
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875	07/15/10	480	458,400
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.00	11/01/11	121	110,991
Oracle Corp., Sr. Unsec’d. Notes(a)	A2	5.75	04/15/18	1,265	1,320,178
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.50	05/15/12	870	753,481

					10,251,715

Telecommunications 2.6%
AT&T, Inc., Notes(a)	A2	5.80	02/15/19	1,900	1,859,971
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082	06/01/16	9,000	8,099,999
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125	05/01/12	1,810	1,973,275
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.75	03/01/31	3,825	4,194,713
Qwest Corp., Sr. Unsec’d. Notes(a)	Ba1	8.875	03/15/12	3,300	3,258,750
Telecom Italia Capital (Luxembourg)	Baa2	4.875	10/01/10	3,400	3,326,815
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	7.045	06/20/36	5	5,138
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.35	04/01/19	900	889,146
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A(a)	A2	5.55	02/01/14	5,920	5,924,949

					29,532,756

Tobacco 0.6%
Altria Group, Inc., Gtd. Notes(a)	Baa1	9.25	08/06/19	1,480	1,582,407
Altria Group, Inc., Gtd. Notes	Baa1	9.70	11/10/18	345	375,533
Altria Group, Inc., Gtd. Notes	Baa1	9.95	11/10/38	4,100	4,091,423
Altria Group, Inc., Gtd. Notes	Baa1	10.20	02/06/39	935	955,137

					7,004,500

U.S. Government Agency Obligations 3.7%
Federal Farm Credit Bank	Aaa	4.875	01/17/17	580	631,568
Federal Home Loan Bank	Aaa	5.125	10/19/16	120	130,290
Federal Home Loan Mortgage Corp.	Aaa	2.50	01/07/14	19,225	19,238,477
Federal National Mortgage Association	Aaa	2.75	03/13/14	20,945	21,195,020
Federal National Mortgage Association	Aaa	5.625	07/15/37	165	184,203

					41,379,558

U.S. Government Mortgage-Backed Securities 39.2%
Federal Home Loan Mortgage Corp.	Aaa	4.50	02/01/19-07/01/19	12,362	12,789,725
Federal Home Loan Mortgage Corp.	Aaa	5.00	07/01/19-05/01/34	6,297	6,550,228
Federal Home Loan Mortgage Corp.	Aaa	5.00	TBA 30 YR	22,000	22,618,749
Federal Home Loan Mortgage Corp.	Aaa	5.50	10/01/33-01/01/38	14,606	15,213,012
Federal Home Loan Mortgage Corp.	Aaa	5.50	TBA 30 YR	29,500	30,514,062
Federal Home Loan Mortgage Corp.	Aaa	6.00	11/01/33-06/01/34	5,342	5,606,348
Federal Home Loan Mortgage Corp.	Aaa	6.00	TBA 30 YR	10,000	10,425,000
Federal Home Loan Mortgage Corp.	Aaa	6.50	09/01/32	2,504	2,659,284
Federal Home Loan Mortgage Corp.	Aaa	7.00	10/01/32-11/01/33	4,581	4,936,077
Federal National Mortgage Association	Aaa	4.00	05/01/19-06/01/19	5,939	6,071,823
Federal National Mortgage Association	Aaa	4.50	11/01/18-02/01/35	19,271	19,895,930
Federal National Mortgage Association	Aaa	4.50	TBA 15 YR	4,000	4,117,500
Federal National Mortgage Association	Aaa	5.00	01/01/19-05/01/38	17,135	17,784,534
Federal National Mortgage Association	Aaa	5.00	TBA 30 YR	33,500	34,473,576
Federal National Mortgage Association	Aaa	5.193	10/01/37	9,519	9,795,092
Federal National Mortgage Association	Aaa	5.337	01/01/36	2,543	2,630,933
Federal National Mortgage Association	Aaa	5.50	12/01/16-01/01/38	80,770	84,113,705
Federal National Mortgage Association	Aaa	5.899	06/01/37	3,140	3,270,909
Federal National Mortgage Association	Aaa	6.00	09/01/17-03/01/38	27,419	28,760,808
Federal National Mortgage Association	Aaa	6.00	TBA 30 YR	48,500	50,652,187
Federal National Mortgage Association	Aaa	6.039	09/01/37	8,753	9,107,169
Federal National Mortgage Association	Aaa	6.50	11/01/09-10/01/37	19,805	20,925,770
Federal National Mortgage Association	Aaa	7.00	05/01/32-06/01/32	425	457,706
Government National Mortgage Association	Aaa	5.50	01/15/33-01/20/39	12,241	12,775,861
Government National Mortgage Association	Aaa	5.50	TBA 30 YR	2,000	2,081,250
Government National Mortgage Association	Aaa	6.00	12/15/32-11/15/34	7,830	8,212,826
Government National Mortgage Association	Aaa	6.00	TBA 30 YR	5,000	5,223,440
Government National Mortgage Association	Aaa	6.50	09/15/32-11/15/33	4,466	4,732,900
Government National Mortgage Association	Aaa	7.50	12/15/25-01/15/26	145	156,406

					436,552,810

U.S. Government Treasury Securities 5.8%
U.S. Treasury Bonds(j)	Aaa	3.50	02/15/39	4,005	3,957,461
U.S. Treasury Bonds	Aaa	4.50	05/15/38	2,775	3,239,813
U.S. Treasury Bonds	Aaa	8.75	05/15/20	170	258,878
U.S. Treasury Inflation Indexed Bonds	Aaa	1.875	07/15/13	3,564	3,652,886
U.S. Treasury Notes	Aaa	0.88	03/31/11	2,530	2,533,360
U.S. Treasury Notes(a)	Aaa	2.75	02/15/19	10,750	10,808,803
U.S. Treasury Notes(d)	Aaa	5.125	05/15/16	10,500	12,526,174
U.S. Treasury Strips(a)(g)	Aaa	3.48	05/15/20	18,995	12,945,908
U.S. Treasury Strips(g)	Aaa	4.35	11/15/20	6,430	4,250,262
U.S. Treasury Strips(g)	Aaa	4.60	11/15/21	8,545	5,404,208
U.S. Treasury Strips(g)	Aaa	5.64	08/15/29	10,165	4,692,998

					64,270,751

TOTAL LONG-TERM BONDS (cost $1,123,232,046)					1,035,530,639

BANK LOANS 3.1%
Automotive 0.1%
Oshkosh Truck Corp.(f)(h)	B2	7.059	12/06/13	1,361	1,011,703

Cable 0.2%
Insight Midwest Holding LLC(f)(h)	B1	2.25	10/06/13	3,208	2,726,623

Capital Goods 0.1%
Capital Safety Group Ltd.(f)(h)	B2	2.513	07/20/15	409	315,121
Capital Safety Group Ltd.(f)(h)	B2	3.263	07/20/16	1,091	839,879

					1,155,000

Consumer 0.2%
Huish Detergents, Inc.(f)(h)	Ba3	2.27	04/26/14	2,948	2,549,588

Electric 0.4%
NRG Energy, Inc.(f)(h)	Ba1	2.62	02/01/13	1,171	1,049,840
NRG Energy, Inc.(f)(h)	Ba1	2.72	02/01/13	2,192	1,964,892
Texas Competitive Electric Holdings Co. LLC(f)(h)	Ba3	4.033	10/10/14	1,970	1,295,582

					4,310,314

Foods 0.2%
Supervalu, Inc.(f)(h)	Ba3	1.393	06/02/11	1,962	1,776,593

Gaming
Las Vegas Sands LLC Term B(f)(h)	B3	2.27	05/23/14	420	221,304
Las Vegas Sands LLC Term DD(f)(h)	B3	2.27	05/23/14	194	102,233

					323,537

Health Care & Pharmaceutical 1.1%
HCA, Inc.(f)(h)	Ba3	3.47	11/18/13	2,390	2,030,328
Health Management Associates Term B(f)(h)	B1	2.97	02/28/14	1,914	1,543,805
Inverness Medical Innovations(f)(h)	Ba3	2.795	06/26/14	2,948	2,564,325
PTS Acquisition Corp.(f)(h)	Ba3	2.768	04/10/14	3,832	2,398,036
Royalty Pharma Finance Trust(f)(h)	Baa3	7.75	05/15/15	4,000	3,699,999

					12,236,493

Paper 0.1%
Domtar, Inc.(f)(h)	Baa3	1.908	03/05/14	1,525	1,298,792

Pipelines & Other 0.1%
Enterprise GP Holdings LP(f)(h)	Ba2	3.302	11/08/14	1,520	1,417,074

Technology 0.6%
First Data Corp.(f)(h)	Ba3	3.272	09/24/14	3,004	2,017,781
Flextronics International Ltd. Term A (Singapore)(f)(h)	Ba1	3.681	10/01/14	2,295	1,475,615
Flextronics International Ltd. Term A-1-A (Singapore)(f)(h)	Ba1	3.344	10/01/14	660	424,027
Metavante Corp.(f)(h)	Ba2	2.92	11/01/14	2,475	2,196,563

					6,113,986

TOTAL BANK LOANS (cost $43,102,466)					34,919,703

TOTAL LONG-TERM INVESTMENTS (cost $1,166,334,512)					1,070,450,342

		Shares
SHORT-TERM INVESTMENTS 21.7%
AFFILIATED MUTUAL FUNDS 21.7%
Dryden Core Investment Fund - Short-Term Bond Series(c) (cost $164,700,612)		16,649,517	122,373,947
Dryden Core Investment Fund - Taxable Money Market Fund Series (cost $120,332,583; includes $58,103,883 of cash collateral received for securities on loan)(b)(c)		120,332,583	120,332,583

TOTAL AFFILIATED MUTUAL FUNDS (cost $285,033,195)			242,706,530

Notional Amount
OUTSTANDING OPTIONS PURCHASED*††
Call Option
35	U.S. 5 Yr. Future Options, expiring 4/24/09 @ 117 (cost $46,017)		65,352

TOTAL SHORT TERM INVESTMENTS (cost $285,079,212)			242,771,882

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 117.6% (cost $1,451,413,724)			1,313,222,224

OUTSTANDING OPTION WRITTEN*††
Call Option
35	U.S. 5 Yr. Future Options, expiring 4/24/09 @ 118.5 (premiums received $18,787)		(24,883)

TOTAL INVESTMENTS, NET OF OUTSTANDING OF OPTIONS WRITTEN 117.6% (cost $1,451,394,937)			1,313,197,341

LIABILITIES IN EXCESS OF OTHER ASSETS(l) (17.6%)			(196,946,767)

NET ASSETS 100.0%			$1,116,250,574

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NZD	New Zealand Dollar
NOK	Norwegian Krone
PLN	Polish Zloty

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.
††	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.
(a)	All or portion of security is on loan. The aggregate market value of such securities is $53,667,664; cash collateral of $58,103,883 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series and the Dryden Core Investment Fund – Short-Term Bond Series.
(d)	Security segregated as collateral for futures contracts.
(e)	Standard & Poor’s rating.
(f)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2009.
(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(h)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default of interest payments; non-income producing security.
(j)	Security segregated as collateral for swap contracts.
(k)	Indicates a restricted security, the aggregate original cost to such securities is $1,892,647. The aggregate value of $1,782,675 is approximately 0.2% of net assets.
(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2009	Unrealized Appreciation/ (Depreciation) (1)
Long Positions:
157	U.S. Treasury Long Term Bonds	Jun. 2009	$19,896,931	$20,363,391	$466,460
11	10 Yr. Euro Bonds	Jun. 2009	1,809,447	1,818,499	9,052
377	2 Yr. U.S. Treasury Notes	Jun. 2009	81,828,941	82,144,766	315,825
315	5 Yr. U.S. Treasury Notes	Jun. 2009	37,298,067	37,411,172	113,105
277	10 Yr. U.S. Treasury Bonds	Jun. 2009	33,854,785	34,369,641	514,856

					1,419,298

Short Position:
20	Australian 10 Yr. Bonds	Jun. 2009	1,330,340	1,329,514	826

					$1,420,124

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2009:

Foreign Currency Contract		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation) (1)
Purchased:
Euro expiring 04/24/09	EUR	907	$1,233,368	$1,205,509	$(27,859)
British Pound expiring 04/24/09	GBP	377	554,800	540,468	(14,332)
Japanese Yen expiring 04/24/09	JPY	97,815	993,456	988,514	(4,942)
New Zealand Dollar expiring 04/20/09	NZD	963	554,800	548,436	(6,364)
Norwegian Krone expiring 04/22/09	NOK	6,161	910,783	915,761	4,978

			$4,247,207	$4,198,688	(48,519)

Sold:
Australian Dollar expiring 04/20/09	AUD	1,639	1,639,319	1,731,336	(92,017)
Euro expiring 04/24/09	EUR	1,399	1,882,100	1,858,977	23,123
Hungarian Forint expiring 04/22/09	HUF	580,529	2,508,044	2,490,737	17,307
Japanese Yen expiring 04/24/09	JPY	107,340	1,116,006	1,084,774	31,232
Norwegian Krone expiring 04/22/09	NOK	6,702	1,010,700	996,214	14,486
Polish Zloty expiring 04/22/09	PLN	10,271	2,945,741	2,949,214	(3,473)

			$11,101,910	$11,111,252	(9,342)

					$(57,861)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2009.

Interest rate swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation) (c)
Citibank, N.A.(a)	10/20/2013	$2,978	4.06%	3 month LIBOR	$300,487
Citibank, N.A.(b)	1/20/2014	2,940	1.97%	3 month LIBOR	22,554
Morgan Stanley Capital Services, Inc.(b)	3/27/2014	9,435	2.39%	3 month LIBOR	(81,234)
Merrill Lynch Capital Services, Inc.(a)	5/15/2016	5,955	2.64%	3 month LIBOR	20,067
Merrill Lynch Capital Services, Inc.(b)	5/15/2016	5,955	4.40%	3 month LIBOR	(762,725)

					$(500,851)

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

Credit default swap agreements outstanding as of March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(6)
Credit default swaps on Coporate Issues - Buy Protections(1):

Morgan Stanley Capital Services, Inc.	9/20/2012	$5,600	1.70%	CIT Group, Inc., 7.75%, due 04/02/12	$1,476,031	$—	$1,476,031
Morgan Stanley Capital Services, Inc.	6/20/2013	3,700	1.65%	Itraxx Euro, zero, due 06/20/13	66,059	(136,342)	202,401
Deutsche Bank, AG	3/20/2014	980	7.05%	Starwood Hotels & Resorts Holdings, Inc., 7.875%, due 05/01/12	(6,491)	—	(6,491)
Citibank, N.A.	6/20/2014	5,000	0.70%	United Parcel Service, Inc., 7.62%, due 04/1/30	7,857	—	7,857
Barclays Bank PLC	3/20/2014	3,000	5.00%	Cooper Tire & Rubber Co., 7.625%, due 03/15/27	845,715	706,667	139,048
Goldman Sachs International, Inc.	3/20/2014	3,400	6.60%	Simon Propery Group L.P., 5.25%, due 12/01/16	(43,967)	—	(43,967)
Goldman Sachs International, Inc.	3/20/2014	3,400	0.70%	Duke Energy Corp., 5.65%, due 06/15/13	(25,639)	—	(25,639)
JPMorgan Chanse Bank	6/20/2016	3,400	1.50%	Embarq Holdings Co. LLC, 7.082%, due 06/01/16	(82,791)	—	(82,791)
Merrill Lynch Capital Services, Inc.	9/20/2016	1,000	1.73%	Tyson Foods, Inc., 6.6%, due 04/01/16	55,498	—	55,498
Deutsche Bank, AG	3/20/2018	3,700	3.70%	American International Group, Inc., 5.85%, due 01/16/18	1,493,115	—	1,493,115
Barclays Bank PLC	9/25/2035	851	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, due 09/25/35	849,419	—	849,419
Citibank, N.A.	1/25/2035	493	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B2, 6.165%, due 01/25/35	428,824	123,139	305,685
Citibank, N.A.	1/25/2035	506	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B3, 6.765%, due 01/25/35	458,703	141,739	316,964
Citibank, N.A.	3/25/2035	523	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, due 03/25/35	443,955	166,996	276,959
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/36	936,871	—	936,871
Morgan Stanley Capital Services, Inc.	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, due 05/25/36	987,039	—	987,039

					$7,890,198	$1,002,199	$6,887,999

Counterparty	Termination Date	Implied Credit Spread at March 31, 2009 (4)	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)(6)
Credit default swaps on Coporate Issues - Sell Protections(2):

Morgan Stanley Capital Services, Inc.	6/20/2009	0.82%	$1,334	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$353	$1,788	$(1,435)
Morgan Stanley Capital Services, Inc.	6/20/2009	0.82%	1,333	0.82%	Covidien Ltd., 6.00%, due 10/15/17	352	1,787	(1,435)
Morgan Stanley Capital Services, Inc.	6/20/2009	0.82%	1,333	0.82%	Tyco Electronics Ltd., 6.00%, due 10/01/12	352	1,787	(1,435)
Morgan Stanley Capital Services, Inc.	6/20/2009	19.32%	3,000	1.90%	Texas Competitive Electric Holdings Co., LLC, 6.21287%, due 10/10/14	(60,207)	—	(60,207)
JPMorgan Chanse Bank	6/20/2009	81.97%	1,100	5.00%	Harrah’s Operating Co., Inc., 5.625%, due 06/01/15	(171,150)	(13,111)	(158,039)
Deutsche Bank, AG	3/20/2010	14.11%	2,500	5.00%	Arcelor Mittal Co., 6.125%, due 06/01/2018	(194,092)	(146,001)	(48,091)
Morgan Stanley Capital Services, Inc.	12/20/2014	12.51%	2,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	(940,185)	—	(940,185)

						$(1,364,577)	$(153,750)	$(1,210,827)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(6)
Credit default swaps on Asset-Backed Issues-Sell Protections(2):

Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/36	$(919,146)	$—	$(919,146)

The Portfolio entered into credit default swaps as the protection seller on corporate issues and asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2009.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$242,771,882	$1,420,124
Level 1 - Other Significant Observable Inputs - Option Written	(24,883)	—
Level 2 - Other Significant Observable Inputs - Long	1,070,450,342	1,445,523
Level 3 - Significant Unobservable Inputs	—	2,753,791

Total	$1,313,197,341	$5,619,438

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 12/31/08	$2,023,560	$2,641,021
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	(30,586)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(2,023,560)	143,356

Balance as of 3/31/09	—	$2,753,791

*	The realized gain incurred during the period for other financial instruments was $74,167.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.1%

COMMON STOCKS — 38.7%

Aerospace & Defense — 0.6%
AAR Corp.*	3,200	$40,128
Lockheed Martin Corp.	2,200	151,866
Moog, Inc. (Class A Stock)*	2,375	54,316
Raytheon Co.	3,809	148,323
Teledyne Technologies, Inc.*	1,700	45,356

		439,989

Auto Components — 0.1%
Copart, Inc.*	1,235	36,630
Goodyear Tire & Rubber Co. (The)*	13,500	84,510

		121,140

Banks — 0.1%
Pacific Capital Bancorp	3,000	20,310
United Bankshares, Inc.	2,500	43,100

		63,410

Beverages — 0.3%
PepsiCo, Inc.	4,100	211,068

Biotechnology — 1.3%
Celgene Corp.*	5,200	230,880
Cubist Pharmaceuticals, Inc.*	2,160	35,338
Gilead Sciences, Inc.*	13,600	629,952
Myriad Genetics, Inc.*	1,190	54,109
Vertex Pharmaceuticals, Inc.*	2,000	57,460

		1,007,739

Building & Construction — 0.1%
Watsco, Inc.	1,300	44,239

Business Services — 0.2%
ICON PLC, ADR (Ireland)*	4,450	71,867
URS Corp.*	2,400	96,984

		168,851

Capital Goods — 0.3%
Waste Management, Inc.	9,800	250,880

Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	6,926	195,659
Charles Schwab Corp. (The)	16,800	260,400
Goldman Sachs Group, Inc. (The)	6,000	636,120
Jefferies Group, Inc.	4,400	60,720
Morgan Stanley	10,200	232,254
TD Ameritrade Holding Corp.*	14,000	193,340

		1,578,493

Chemicals — 0.9%
CF Industries Holdings, Inc.	650	46,234
Huntsman Corp.	15,530	48,609
Monsanto Co.	4,700	390,570
Quaker Chemical Corp.	1,440	11,434
Scotts Miracle-Gro Co. (The) (Class A Stock)	2,300	79,810
Terra Industries, Inc.	2,790	78,371
Valspar Corp. (The)	2,500	49,925

		704,953

Commercial Banks — 0.2%
Astoria Financial Corp.	6,650	61,114
East West Bancorp, Inc.	4,100	18,737
First Commonwealth Financial Corp.	3,590	31,843
S&T Bancorp, Inc.	1,130	23,967
Trustmark Corp.	3,299	60,636

		196,297

Commercial Services — 0.3%
American Public Education, Inc.*	505	21,240
FTI Consulting, Inc.*	2,470	122,216
GEO Group, Inc. (The)*	4,590	60,817
Ritchie Bros. Auctioneers, Inc. (Canada)	2,550	47,405

		251,678

Commercial Services & Supplies — 0.2%
Global Payments, Inc.	3,100	103,571
Monster Worldwide, Inc.*	3,470	28,281
Waste Connections, Inc.*	2,735	70,289

		202,141

Communication Equipment — 2.0%
Cisco Systems, Inc.*	25,200	422,604
EMS Technologies, Inc.*	5,245	91,578
QUALCOMM, Inc.	18,800	731,508
Research In Motion Ltd. (Canada)*	7,800	335,946

		1,581,636

Computer Services & Software — 0.4%
ANSYS, Inc.*	2,760	69,276
Compellent Technologies, Inc.*	7,450	80,832
Hansen Medical, Inc.*	1,310	5,266
Informatica Corp.*	2,410	31,957
Netezza Corp.*	6,905	46,954
SRA International, Inc. (Class A Stock)*	3,600	52,920

		287,205

Computers & Peripherals — 1.1%
Apple, Inc.*	3,201	336,489
Hewlett-Packard Co.	7,700	246,862
International Business Machines Corp.	2,800	271,292

		854,643

Construction — 0.1%
Granite Construction, Inc.	1,700	63,716

Consumer — 0.1%
Ticketmaster Entertainment, Inc.*	22,090	81,512

Consumer Finance — 0.1%
SLM Corp.*	19,500	96,525

Distribution/Wholesale
MWI Veterinary Supply, Inc.*	720	20,506

Diversified Consumer Services — 0.6%
Career Education Corp.*	6,200	148,552
H&R Block, Inc.	16,100	292,859

		441,411

Diversified Financial Services — 0.4%
Eaton Vance Corp.	3,700	84,545
JPMorgan Chase & Co.	3,300	87,714
Raymond James Financial, Inc.	4,675	92,097
Student Loan Corp. (The)	1,000	43,440

		307,796

Electric — 0.3%
NRG Energy, Inc.*	13,700	241,120

Electric Utilities — 0.2%
Entergy Corp.	2,600	177,034

Electronic Components — 0.1%
DTS, Inc.*	755	18,165
Universal Electronics, Inc.*	5,720	103,532

		121,697

Electronic Equipment & Instruments — 0.3%
Checkpoint Systems, Inc.*	3,400	30,498
Coherent, Inc.*	3,460	59,685
FLIR Systems, Inc.*	5,900	120,832

		211,015

Electronics — 0.1%
Dolby Laboratories, Inc. (Class A Stock)*	1,395	47,583

Energy Equipment & Services — 0.6%
National Oilwell Varco, Inc.*	5,900	169,389
Schlumberger Ltd. (Netherlands)	3,800	154,356
Weatherford International Ltd.*	12,300	136,161

		459,906

Energy-Other — 0.1%
First Solar, Inc.*	200	26,540
Headwaters, Inc.*	3,169	9,951
Swift Energy Co.*	3,200	23,360

		59,851

Entertainment & Leisure — 0.3%
Bally Technologies, Inc.*	4,770	87,863
Life Time Fitness, Inc.*	3,100	38,936
Penn National Gaming, Inc.*	1,310	31,637
Shuffle Master, Inc.*	10,700	30,709
WMS Industries, Inc.*	1,980	41,402

		230,547

Environmental Control — 0.1%
Republic Services, Inc.	3,375	57,881

Financial Services — 0.1%
Investment Technology Group, Inc.*	1,890	48,233
Lender Processing Services, Inc.	1,280	39,181

		87,414

Food — 0.3%
Tyson Foods, Inc. (Class A Stock)	24,900	233,811

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	4,800	222,336
CVS Caremark Corp.	18,100	497,569
Kroger Co. (The)	16,200	343,764
Wal-Mart Stores, Inc.	11,500	599,150

		1,662,819

Food Products — 0.8%
Cadbury PLC (United Kingdom)	18,200	137,622
Cadbury PLC, ADR (United Kingdom)	7,912	239,733
ConAgra Foods, Inc.	17,000	286,790

		664,145

Healthcare & Pharmaceuticals — 0.3%
Bio-Rad Laboratories, Inc. (Class A Stock)*	200	13,180
Omnicare, Inc.	9,700	237,553

		250,733

Healthcare Equipment & Supplies — 1.0%
Alcon, Inc. (Switzerland)	2,900	263,639
Baxter International, Inc.	6,700	343,174
Cutera, Inc.*	5,215	33,324
Thoratec Corp.*	5,535	142,194

		782,331

Healthcare Providers & Services — 1.6%
Aetna, Inc.	10,100	245,733
Amedisys, Inc.*	2,440	67,075
AMERIGROUP Corp.*	3,100	85,374
Centene Corp.*	4,845	87,307
Covance, Inc.*	1,800	64,134
Eclipsys Corp.*	9,619	97,537
Healthways, Inc.*	3,600	31,572
Lincare Holdings, Inc.*	2,940	64,092
Medco Health Solutions, Inc.*	7,200	297,648
Pharmaceutical Product Development, Inc.	4,400	104,368
UnitedHealth Group, Inc.	4,900	102,557

		1,247,397

Healthcare Services — 0.1%
Genoptix, Inc.*	1,290	35,191
MEDNAX, Inc.*	2,000	58,940

		94,131

Hotels, Restaurants & Leisure — 0.1%
Brinker International, Inc.	2,900	43,790
Sonic Corp.*	3,600	36,072

		79,862

Household Durables — 0.1%
Meritage Homes Corp.*	1,900	21,698
Snap-on, Inc.	1,900	47,690

		69,388

Household Products — 0.8%
Colgate-Palmolive Co.	5,600	330,288
Kimberly-Clark Corp.	6,304	290,677

		620,965

Housewares — 0.1%
Toro Co. (The)	2,300	55,614

Insurance — 0.7%
AXIS Capital Holdings Ltd. (Bermuda)	8,300	187,082
Berkshire Hathaway, Inc. (Class B Stock)*	38	107,160
Delphi Financial Group, Inc. (Class A Stock)	3,125	42,062
Protective Life Corp.	1,900	9,975
Reinsurance Group of America, Inc.	2,500	80,975
State Auto Financial Corp.	2,500	44,000
United Fire & Casualty Co.	2,400	52,704
XL Capital Ltd. (Class A Stock) (Cayman Islands)	12,100	66,066

		590,024

Internet — 0.1%
Digital River, Inc.*	2,100	62,622

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	5,700	418,608
HSN, Inc.*	3,740	19,224

		437,832

Internet Software & Services — 1.6%
Google, Inc. (Class A Stock)*	2,100	730,926
IAC/InterActiveCorp*	20,950	319,068
Internet Capital Group, Inc.*	2,385	9,612
NetFlix, Inc.*	2,000	85,840
TIBCO Software, Inc.*	16,285	95,593

		1,241,039

IT Services — 0.9%
Infosys Technologies Ltd., ADR (India)	4,500	119,835
MasterCard, Inc. (Class A Stock)	1,100	184,228
Visa, Inc. (Class A Stock)	6,900	383,640

		687,703

Life Science Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.*	6,700	238,989

Machinery & Equipment — 0.1%
Bucyrus International, Inc. - (Class A Stock)	3,700	56,166

Manufacturing — 0.2%
Harsco Corp.	2,700	59,859
Hexcel Corp.*	10,680	70,168

		130,027

Media — 1.4%
Comcast Corp. (Class A Stock)	24,150	329,406
Discovery Communications, Inc. (Class A Stock)*	13,100	209,862
Liberty Global, Inc. (Class C Stock)*	16,383	231,492
Sirius XM Radio, Inc.*	289,220	101,227
Walt Disney Co. (The)	11,000	199,760

		1,071,747

Medical Supplies & Equipment — 0.1%
Quality Systems, Inc.	1,890	85,522
Vital Images, Inc.*	2,555	28,795

		114,317

Metals & Mining — 0.2%
Alpha Natural Resources, Inc.*	2,735	48,546
Northwest Pipe Co.*	2,325	66,193
Timken Co.	3,600	50,256

		164,995

Multi-Line Retail — 0.2%
Kohl’s Corp.*	3,400	143,888
Target Corp.	1,700	58,463

		202,351

Multi-Utilities — 0.4%
Sempra Energy	6,600	305,184

Office Electronics — 0.1%
Xerox Corp.	13,400	60,970

Office Equipment
School Specialty, Inc.*	1,700	29,903

Oil & Gas Exploration/Production — 0.2%
Core Laboratories NV (Netherlands)	2,010	147,052

Oil & Gas Services — 0.1%
Oceaneering International, Inc.*	1,510	55,674

Oil, Gas & Consumable Fuels — 3.0%
Apache Corp.	2,500	160,225
Cabot Oil & Gas Corp.	4,200	98,994
Chesapeake Energy Corp.	10,700	182,542
EOG Resources, Inc.	2,900	158,804
Hess Corp.	2,400	130,080
Lufkin Industries, Inc.	2,555	96,783
Occidental Petroleum Corp.	8,800	489,720
Petroleo Brasileiro SA, ADR (Brazil)	6,300	191,961
Southwestern Energy Co.*	5,900	175,171
St. Mary Land & Exploration Co.	3,000	39,690
Suncor Energy, Inc. (Canada)	5,000	111,050
WGL Holdings, Inc.	2,400	78,720
XTO Energy, Inc.	13,500	413,370

		2,327,110

Pharmaceuticals — 2.2%
Abbott Laboratories	4,100	195,570
American Medical Systems Holdings, Inc.*	9,355	104,308
BioMarin Pharmaceutical, Inc.*	2,635	32,542
Herbalife Ltd. (Cayman Islands)	2,000	29,960
Mylan, Inc.*	23,800	319,158
Onyx Pharmaceuticals, Inc.*	595	16,987
Perrigo Co.	1,445	35,880
Roche Holding AG, ADR (Switzerland)	5,600	192,640
Shire PLC, ADR (United Kingdom)	7,590	272,785
Teva Pharmaceutical Industries Ltd., ADR (Israel)	8,500	382,925
Wyeth	2,700	116,208

		1,698,963

Pipelines & Other — 0.2%
Williams Cos., Inc.	16,700	190,046

Restaurants — 0.1%
BJ’s Restaurants, Inc.*	4,745	66,003

Retail & Merchandising — 0.3%
Cash America International, Inc.	6,978	109,275
Genesco, Inc.*	6,090	114,675

		223,950

Semiconductors — 0.1%
Macrovision Solutions Corp.*	5,350	95,177
OYO Geospace Corp.*	1,955	25,532

		120,709

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Energy Industries, Inc.*	4,265	32,116
Applied Materials, Inc.	11,400	122,550
Intel Corp.	13,800	207,690
Itron, Inc.*	1,660	78,601
KLA-Tencor Corp.	3,000	60,000
Marvell Technology Group Ltd. (Bermuda)*	24,500	224,420
Spansion, Inc. (Class A Stock)*	38,700	5,019
Varian Semiconductor Equipment Associates, Inc.*	3,435	74,402

		804,798

Software — 1.7%
Adobe Systems, Inc.*	9,000	192,510
Check Point Software Technologies (Israel)*	8,200	182,122
FactSet Research Systems, Inc.	840	41,992
Microsoft Corp.	16,700	306,779
Novell, Inc.*	7,240	30,842
Oracle Corp.	9,500	171,665
Symantec Corp.*	29,900	446,706

		1,372,616

Specialty Retail — 0.4%
Aaron Rents, Inc.	2,700	71,982
CarMax, Inc.*	8,000	99,520
Home Depot, Inc. (The)	2,800	65,968
Staples, Inc.	2,800	50,708

		288,178

Technology — 0.5%
CA, Inc.	22,000	387,420

Telecommunications — 0.1%
Arris Group, Inc.*	8,800	64,856
SBA Communications Corp. (Class A Stock)*	2,400	55,920

		120,776

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc. (Class B Stock)	4,200	196,938
Phillips-Van Heusen Corp.	2,600	58,968

		255,906

Thrifts & Mortgage Finance — 0.2%
People’s United Financial, Inc.	7,450	133,877

Transportation — 0.1%
Landstar System, Inc.	1,310	43,846

Utilities — 0.1%
ONEOK, Inc.	2,100	47,523

Wireless Telecommunication Services — 0.4%
NII Holdings, Inc.*	19,700	295,500
Virgin Mobile USA, Inc. (Class A Stock)*	23,700	30,573

		326,073

TOTAL COMMON STOCKS (cost $32,000,556)		30,435,461

PREFERRED STOCKS — 0.2%

Consumer Finance
SLM Corp., Series C, 7.25%	130	39,227

Pharmaceuticals — 0.2%
Mylan, Inc., 6.50%, CVT	150	127,866

TOTAL PREFERRED STOCKS (cost $150,358)		167,093

	Units
WARRANT

Media
Sirius XM Radio, Inc., expiring 03/15/10(g) (cost $0)	100	—

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 34.3%

Aerospace & Defense — 0.8%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.50%	07/01/18	$100	83,375
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	75	67,125
Esterline Technologies Corp., Gtd. Notes	B1	7.75%	06/15/13	125	119,687
L-3 Communications Corp., Gtd. Notes	Ba3	5.875%	01/15/15	50	46,375
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	150	138,000
Moog, Inc., Sr. Sub. Notes, 144A	Ba3	7.25%	06/15/18	75	69,188
TransDigm, Inc., Gtd. Notes	B3	7.75%	07/15/14	75	69,937

					593,687

Airlines — 0.1%
AMR Corp., Sr. Unsec’d. Notes	CCC+(d)	10.40%	03/10/11	100	46,000
Continental Airlines, Inc., Pass-Through Certificates	Ba2	6.748%	03/15/17	16	11,748

					57,748

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	5.75%	09/08/11	100	94,506

Automotive — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%	10/25/11	140	99,674
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.875%	06/15/10	80	66,112
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	9.875%	08/10/11	100	75,697
Lear Corp., Gtd. Notes	Caa2	8.75%	12/01/16	30	6,150
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25%	03/15/17	175	72,625

					320,258

Building Materials — 0.1%
Centex Corp., Sr. Unsec’d. Notes	Ba3	5.80%	09/15/09	25	24,625
Owens Corning, Gtd. Notes	Ba1	6.50%	12/01/16	25	18,341

					42,966

Cable — 0.8%
CCH II LLC / CCH II Capital Corp., Gtd. Notes, 144A(i)	Caa2	10.25%	10/01/13	50	43,500
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	6.75%	04/15/12	150	144,375
DirecTV Holdings LLC / DirecTV Financing Co., Gtd. Notes	Ba3	8.375%	03/15/13	50	50,563
DISH DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	60	53,700
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50%	10/15/15	25	22,500
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Baa3	7.20%	12/15/11	109	108,182
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Baa3	8.25%	04/11/10	100	100,000
Videotron Ltee, Gtd. Notes, 144A (Canada)	Ba2	9.125%	04/15/18	125	127,031

					649,851

Capital Goods — 2.8%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	50	42,375
ALH Finance LLC, Gtd. Notes	Caa1	8.50%	01/15/13	75	63,375
Allied Waste North America, Inc., Gtd. Notes	Baa3	6.875%	06/01/17	75	68,250
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	5.75%	02/15/11	60	58,575
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.125%	05/15/16	50	46,625
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.875%	04/15/13	50	49,750
Ashtead Capital, Inc., Sec’d. Notes, 144A	B1	9.00%	08/15/16	100	57,000
Ashtead Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	B1	8.625%	08/01/15	75	42,750
Baldor Electric Co., Gtd. Notes	B3	8.625%	02/15/17	100	79,250
Blount, Inc., Gtd. Notes	B2	8.875%	08/01/12	125	117,813
Columbus Mckinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	200	186,000
GrafTech Finance, Inc., Gtd. Notes	Ba3	10.25%	02/15/12	10	9,050
Hertz Corp. (The), Gtd. Notes	B1	8.875%	01/01/14	220	133,375
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	75	67,125
JohnsonDiversey Holdings, Inc., Disc. Notes	Caa1	10.67%	05/15/13	75	56,250
JohnsonDiversey, Inc., Gtd. Notes	B2	9.625%	05/15/12	75	67,875
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	45	31,050

RBS Global, Inc. / Rexnord Corp., Gtd. Notes	Caa1	9.50%		08/01/14	110	89,100
RSC Equipment Rental, Inc., Gtd. Notes	Caa1	9.50%		12/01/14	110	53,900
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625%		12/15/14	250	240,000
Stena AB, Sr. Unsec’d. Notes (Sweden)	Ba2	7.50%		11/01/13	150	112,500
Terex Corp., Gtd. Notes	Ba2	7.375%		01/15/14	75	64,875
Terex Corp., Sr. Sub. Notes	B1	8.00%		11/15/17	125	101,250
United Rentals North America, Inc., Gtd. Notes	B2	6.50%		02/15/12	110	88,000
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875%		05/01/14	225	207,000
Waste Management, Inc., Gtd. Notes	Baa3	6.375%		03/11/15	75	75,009

						2,208,122

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17	300	278,003
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.75%		10/18/16	500	455,175
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.00%		04/28/15	100	94,412

						827,590

Chemicals — 0.3%
Huntsman LLC, Sr. Sec’d. Notes	Ba1	11.625%		10/15/10	100	99,000
Koppers, Inc., Sr. Sec’d. Notes	Ba3	9.875%		10/15/13	102	93,330
Momentive Performance Materials, Inc., Gtd. Notes	Caa2	9.75%		12/01/14	50	14,750
Momentive Performance Materials, Inc., Gtd. Notes	Caa3	11.50%		12/01/16	25	4,687
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa3	7.375%		12/01/14	25	24,500
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa3	7.625%		12/01/16	25	24,500

						260,767

Consumer — 0.5%
Mac-Gray Corp., Gtd. Notes	B3	7.625%		08/15/15	50	46,188
Realogy Corp., Gtd. Notes	Ca	10.50%		04/15/14	175	49,000
Realogy Corp., Gtd. Notes, PIK	Ca	11.00%		04/15/14	37	6,064
Service Corp. International, Sr. Unsec’d. Notes	B1	6.75%		04/01/16	50	43,500
Service Corp. International, Sr. Unsec’d. Notes	B1	7.00%		06/15/17	25	21,250
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%		10/01/14	25	23,250
Service Corp. International, Sr. Unsec’d. Notes	BB-(d)	7.70%		04/15/09	75	74,812
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25%		02/15/13	125	105,000
Ticketmaster Entertainment, Inc., Gtd. Notes, 144A	Ba3	10.75%		07/28/16	50	34,000

						403,064

Diversified Financial Services — 1.0%
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40	%(c)	04/29/49	500	282,570
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	500	391,047
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands) (original cost $27,777; purchased 07/14/05)(f)(g)	Baa1	4.623%		06/15/10	28	25,163
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands) (original cost $55,555; purchased 07/14/05)(f)(g)	Baa1	4.633%		06/15/10	56	50,234

						749,014

Electric — 3.2%
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14	50	44,750
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15	25	21,813
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	125	107,187
AES Eastern Energy LP, Pass-Through Certificates	Ba1	9.00%		01/02/17	112	102,182
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B3	8.375%		05/01/16	75	50,812
Dynegy Roseton / Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10	71	66,814
Dynegy Roseton / Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%		11/08/16	25	18,938
Electricite de France, Notes, 144A (France) (original cost $492,755; purchased 01/21/09)(f)(g)	Aa3	6.95%		01/26/39	500	495,581
Energy Future Holdings Corp., Gtd. Notes	Caa1	10.875%		11/01/17	175	112,875
Illinois Power Co., Sr. Sec’d. Notes	Baa3	6.25%		04/01/18	500	457,013
KCP&L Greater Missouri Operations Co., Sr. Unsec’d. Notes	Baa3	7.95%		02/01/11	75	73,663
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%		06/30/17	157	144,802
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	50	47,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	135	125,550

Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00%		05/01/10		140	144,375
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11		125	123,003
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certificates(g)	Ba1	9.237%		07/02/17		53	50,928
Reliant Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75%		12/15/14		25	23,000
Sithe / Independence Funding Corp., Sr. Sec’d. Notes	Ba2	9.00%		12/30/13		84	77,338
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21		89	68,514
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes	Caa1	10.25%		11/01/15		325	162,500

							2,518,638

Energy-Other — 1.1%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15		25	19,750
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%		11/15/14		100	69,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16		50	44,750
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18		100	88,500
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B3	7.875%		12/15/14		100	43,750
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B3	8.25%		12/15/14		75	33,563
Petrohawk Energy Corp., Gtd. Notes	B3	9.125%		07/15/13		50	48,000
Petrohawk Energy Corp., Gtd. Notes, 144A	B3	7.875%		06/01/15		50	44,000
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14		75	55,500
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	7.00%		05/01/17		75	54,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.65%		03/15/17		95	72,066
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%		05/01/18		125	91,876
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%		03/15/17		65	51,675
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%		06/01/18		50	40,500
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.00%		06/01/18		125	91,875
Swift Energy Co., Gtd. Notes	B3	7.125%		06/01/17		50	29,000

							877,805

Financial - Bank & Trust — 4.2%
American Express Bank FSB, Sr. Unsec’d. Notes	A1	5.50%		04/16/13		1,000	862,492
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $499,530; purchased 07/09/08)(f)(g)	Aa2	6.20%		07/19/13		500	482,133
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $500,000; purchased 04/18/08)(f)(g)	Baa1	7.70	%(c)	04/29/49		500	219,685
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	4.875%		05/20/13		900	882,774
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa2	5.875%		12/20/17		500	430,046
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18		500	418,227

							3,295,357

Financial Services — 3.5%
American Express Co., Sr. Unsec’d. Notes	A2	7.00%		03/19/18		200	176,428
Bank of America Corp., Jr. Sub. Notes	B3	8.00	%(c)	12/29/49		1,500	600,735
Bank of America Corp., Jr. Sub. Notes	B3	8.125	%(c)	12/29/49		300	123,027
Bank of America Corp., Sr. Unsec’d. Notes	A2	1.42	%(c)	10/14/16		400	252,078
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.25%		02/01/18		500	516,357
CitiFinancial, Inc., Sr. Unsec’d. Notes	A3	6.625%		06/01/15		100	86,652
Credit Suisse / New York NY, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa1	5.00%		05/15/13		500	483,141
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%		01/14/38		100	71,429
General Electric Capital Corp., Sub. Notes, 144A (original cost $599,976; purchased 08/30/07)(f)(g)	Aa3	6.50	%(c)	09/15/67	GBP	300	163,572
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		600	72,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		200	24,000
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%		07/01/16		150	148,875

							2,718,294

Food — 0.4%
ARAMARK Corp., Gtd. Notes	B3	4.67	%(c)	02/01/15		50	38,125
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15		50	46,000
Del Monte Corp., Gtd. Notes	B2	8.625%		12/15/12		25	25,125
Dole Foods Co., Inc., Gtd. Notes	Caa2	7.25%		06/15/10		25	23,000
National Beef Packaging Co. LLC, Sr. Unsec’d. Notes	Caa1	10.50%		08/01/11		50	39,000
Stater Brothers Holdings, Gtd. Notes	B2	7.75%		04/15/15		50	48,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		05/15/12		50	49,125
Tyson Foods, Inc., Sr. Unsec’d. Notes, 144A	Ba3	10.50%		03/01/14		25	25,500

							293,875

Gaming — 0.3%
Caesars Entertainment, Inc., Gtd. Notes	Ca	8.125%	05/15/11		30	9,750
CCM Merger, Inc., Notes, 144A	Caa3	8.00%	08/01/13		125	51,250
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	5.50%	07/01/10		50	18,750
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	6.50%	06/01/16		17	2,720
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	10.75%	02/01/16		151	28,690
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	D(d)	10.00%	12/15/18		37	11,100
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	13.00%	11/15/13		100	74,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Caa1	8.00%	04/01/12		70	20,650
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A	B3	9.375%	06/15/15		75	31,125
Station Casinos, Inc., Sr. Sub. Notes	C	6.50%	02/01/14		50	2,500
Station Casinos, Inc., Sr. Sub. Notes	C	6.875%	03/01/16		50	2,500
Station Casinos, Inc., Sr. Unsec’d. Notes	Ca	6.00%	04/01/12		50	12,500

						266,035

Healthcare & Pharmaceuticals — 2.4%
Accellent, Inc., Gtd. Notes	Caa3	10.50%	12/01/13		200	147,500
Alliance HealthCare Services, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12		50	48,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	7.50%	08/15/13		25	24,000
Biomet, Inc., Gtd. Notes	Caa1	11.625%	10/15/17		50	44,125
Biomet, Inc., Gtd. Notes, PIK, 144A	B3	10.375%	10/15/17		250	211,250
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.25%	11/15/15		75	69,563
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	9.50%	04/15/15		100	24,000
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15		65	61,425
HCA, Inc., Notes, MTN	Caa1	9.00%	12/15/14		50	36,136
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%	11/15/16		200	182,000
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%	11/15/16		425	338,937
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.25%	02/15/13		125	93,750
Omnicare, Inc., Gtd. Notes	B1	6.125%	06/01/13		50	44,875
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75%	07/15/15		50	45,125
Res-Care, Inc., Gtd. Notes	B1	7.75%	10/15/13		100	88,250
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15		20	12,950
Skilled HealthCare Group, Gtd. Notes	Caa1	11.00%	01/15/14		103	102,742
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15		125	116,875
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A(g)	Caa1	10.00%	07/15/17		75	38,250
Vanguard Health Holding Co. II LLC, Gtd. Notes	Caa1	9.00%	10/01/14		75	66,188
Viant Holdings, Inc., Gtd. Notes, 144A(g)	Caa1	10.125%	07/15/17		218	106,820

						1,902,761

Home Builders — 0.1%
D.R. Horton, Inc., Gtd. Notes	Ba3	7.875%	08/15/11		50	47,750
KB Home, Gtd. Notes	Ba3	6.375%	08/15/11		25	22,500
Toll Corp., Gtd. Notes	Ba2	8.25%	02/01/11		50	49,000

						119,250

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $400,000; purchased 08/13/08)(f)(g)	A3	8.25%	08/15/18		400	171,158
ASIF III Jersey Ltd., Sr. Sec’d. Notes, MTN (Japan)	A1	0.95%	07/15/09	JPY	60,000	573,805

						744,963

Media & Entertainment — 1.6%
AMC Entertainment, Inc., Gtd. Notes	Ba3	8.625%	08/15/12		75	73,687
AMC Entertainment, Inc., Gtd. Notes	B2	11.00%	02/01/16		35	31,850
Cinemark, Inc., Sr. Disc. Notes	B3	9.75%	03/15/14		25	23,563
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.75%	01/15/13		75	11,250
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%	06/15/18		25	3,500
Dex Media West LLC / Dex Media Finance Co., Sr. Sub. Notes	Caa2	9.875%	08/15/13		134	26,800
Dex Media West LLC / Dex Media Finance Co., Sr. Unsec’d. Notes	Caa3	8.00%	11/15/13		70	8,750
Lamar Media Corp., Gtd. Notes	B2	6.625%	08/15/15		125	90,000
LIN Television Corp., Gtd. Notes	B3	6.50%	05/15/13		50	26,000

Medianews Group, Inc., Sr. Sub. Notes	NR	6.875%		10/01/13	50	1,125
Morris Publishing Group LLC, Gtd. Notes	C	7.00%		08/01/13	25	1,156
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16	175	133,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Ca	8.875%		01/15/16	25	1,438
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Ca	8.875%		10/15/17	50	2,750
Sun Media Corp., Gtd. Notes (Canada)	Ba2	7.625%		02/15/13	30	17,100
Time Warner, Inc., Gtd. Notes	Baa2	1.461	%(c)	11/13/09	800	785,061
Univision Communications, Inc., Gtd. Notes, PIK, 144A	Caa2	9.75%		03/15/15	95	9,500

						1,246,530

Metals — 0.8%
Aleris International, Inc., Gtd. Notes(i)	D	9.00%		12/15/14	25	18
Century Aluminum Co., Gtd. Notes	Ca	7.50%		08/15/14	25	10,750
FMG Finance Pty Ltd., Sr. Sec’d. Notes, 144A (Australia)	B1	10.625%		09/01/16	125	105,000
Foundation PA Coal Co. LLC, Sr. Unsec’d. Notes	Ba3	7.25%		08/01/14	50	45,375
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	5.013	%(c)	04/01/15	50	41,125
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	40	37,400
Ispat Inland ULC, Gtd. Notes (Canada)	Baa2	9.75%		04/01/14	309	281,190
Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125%		12/01/15	125	75,000
United States Steel Corp., Sr. Unsec’d. Notes	Baa3	7.00%		02/01/18	65	44,357

						640,215

Non Captive Finance — 0.2%
GMAC LLC, Sr. Unsec’d. Notes	C	6.75%		12/01/14	300	141,633

Oil, Gas & Consumable Fuels — 0.1%
Denbury Resources, Inc., Gtd. Notes	B1	9.75%		03/01/16	50	48,250
Forest Oil Corp., Sr. Notes, 144A	B1	8.50%		02/15/14	50	46,375

						94,625

Packaging — 0.7%
Berry Plastics Holding Corp., Sr. Sec’d. Notes	Caa1	8.875%		09/15/14	125	70,000
BWAY Corp., Gtd. Notes	B3	10.00%		10/15/10	55	55,550
Crown Americas LLC / Crown Americas Capital Corp., Gtd. Notes	B1	7.75%		11/15/15	75	75,375
Exopac Holding Corp., Gtd. Notes	B3	11.25%		02/01/14	75	34,125
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.50%		10/15/12	30	23,025
Graham Packaging Co., Inc., Gtd. Notes	Caa1	9.875%		10/15/14	25	16,125
Greif, Inc., Gtd. Notes	Ba2	6.75%		02/01/17	175	158,812
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	8.25%		05/15/13	50	50,250
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75%		11/15/13	90	84,600

						567,862

Paper — 0.2%
Domtar Corp., Gtd. Notes	Ba3	7.875%		10/15/11	75	60,750
Graphic Packaging International Corp., Gtd. Notes	B3	8.50%		08/15/11	100	86,500
Norampac Industries, Inc., Gtd. Notes (Canada)	Ba3	6.75%		06/01/13	30	13,350
Verso Paper Holdings LLC / Verso Paper, Inc., Gtd. Notes	B3	11.375%		08/01/16	75	17,625

						178,225

Pipelines & Other — 1.3%
El Paso Corp., Notes	Ba3	7.80%		08/01/31	100	74,720
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11	250	239,106
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%		02/15/16	50	46,750
Markwest Energy Partners LP / Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%		11/01/14	25	17,625
Markwest Energy Partners LP / Markwest Energy Finance Corp., Gtd. Notes	B2	8.75%		04/15/18	45	31,387
Targa Resources, Inc., Gtd. Notes	B3	8.50%		11/01/13	150	93,000
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	8.125%		03/15/12	100	101,500
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A (original cost $350,000; purchased 09/08/05)(f)(g)	Baa3	6.375%		10/01/10	350	344,393
Williams Partners LP / Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.50%		06/15/11	25	23,625
Williams Partners LP / Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17	50	42,500

						1,014,606

Real Estate Investment Trusts — 0.7%
Felcor Lodging LP, Gtd. Notes	B2	9.00%	06/01/11	35	21,000
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375%	03/15/15	100	74,000
iStar Financial, Inc., Sr. Unsec’d. Notes	B2	5.80%	03/15/11	100	44,000
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.50%	07/15/11	100	91,264
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%	04/01/14	75	69,000
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%	01/15/16	100	89,500
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	208	186,680

					575,444

Retail
New Albertson’s, Inc., Sr. Unsec’d. Notes	Ba3	8.35%	05/01/10	25	25,063
New Albertson’s, Inc., Sr. Unsec’d. Notes	Ba3	8.70%	05/01/30	15	13,500

					38,563

Retailers — 0.2%
GameStop Corp. / GameStop, Inc., Gtd. Notes	Ba1	8.00%	10/01/12	50	50,500
Neiman Marcus Group, Inc. (The), Gtd. Notes	Caa3	10.375%	10/15/15	70	22,400
Susser Holdings LLC, Gtd. Notes	B3	10.625%	12/15/13	50	48,500

					121,400

Technology — 1.4%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70%	06/01/10	255	244,481
Avago Technologies Finance, Gtd. Notes (Singapore)	B1	10.125%	12/01/13	185	164,650
Avago Technologies Finance, Gtd. Notes (Singapore)	B3	11.875%	12/01/15	50	38,500
CA, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	12/01/14	50	44,500
First Data Corp., Gtd. Notes	B3	9.875%	09/24/15	25	14,625
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%	12/15/14	225	16,875
Iron Mountain, Inc., Gtd. Notes	B2	8.625%	04/01/13	145	145,000
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba3	6.375%	10/01/11	50	36,500
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba3	6.80%	10/01/16	50	29,000
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00%	05/01/14	175	52,500
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	70	41,650
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	7.50%	07/19/10	75	69,094
Sungard Data Systems, Inc., Gtd. Notes, 144A	Caa1	10.625%	05/15/15	200	175,000

					1,072,375

Telecom — 3.0%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	75	75,375
Anixter, Inc., Gtd. Notes	Ba2	10.00%	03/15/14	75	69,562
Centennial Cellular Operating Co., Gtd. Notes	B2	10.125%	06/15/13	25	25,875
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%	07/15/13	55	52,525
FairPoint Communications, Inc., Sr. Unsec’d. Notes, 144A	B3	13.125%	04/01/18	100	19,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%	08/15/31	15	10,294
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.25%	05/15/11	125	126,875
Hawaiian Telcom Communications, Inc., Gtd. Notes(g)(i)	NR	12.50%	05/01/15	75	375
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes, 144A (Bermuda)	B3	8.875%	01/15/15	75	69,563
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25%	03/15/13	125	93,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%	10/01/14	75	68,250
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%	06/15/15	500	450,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%	09/01/11	50	49,250
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%	01/30/11	75	69,375
Sprint Capital Corp., Gtd. Notes	Ba2	8.375%	03/15/12	1,000	900,000
Sprint Capital Corp., Gtd. Notes	Ba2	8.75%	03/15/32	50	33,500
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14	100	96,500
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	150	147,375

					2,357,444

TOTAL CORPORATE BONDS (cost $34,511,429)					26,993,473

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 32.6%

Federal Home Loan Mortgage Corp.	5.00%		TBA	2,000	2,062,500
Federal Home Loan Mortgage Corp.	5.50%		04/01/38	795	825,426
Federal Home Loan Mortgage Corp.	5.50%		TBA	5,000	5,187,500
Federal National Mortgage Assoc.	4.50%		05/01/23-05/01/35	1,085	1,112,221
Federal National Mortgage Assoc.	4.50%		TBA	1,500	1,544,063
Federal National Mortgage Assoc.	4.525	%(c)	02/01/36	136	138,195
Federal National Mortgage Assoc.	4.54	%(c)	05/01/36	132	132,343
Federal National Mortgage Assoc.	5.00%		01/01/19-02/01/37	1,099	1,137,172
Federal National Mortgage Assoc.	5.50%		06/01/38	190	197,872
Federal National Mortgage Assoc.	6.00%		11/01/32	6	6,035
Federal National Mortgage Assoc.	6.00%		TBA	1,000	1,044,375
Federal National Mortgage Assoc.	6.247	%(c)	08/01/29	21	20,689
Federal National Mortgage Assoc.	6.50%		06/01/18-10/01/32	238	252,562
Government National Mortgage Assoc.	4.125	%(c)	11/20/29	19	18,807
Government National Mortgage Assoc.	4.625	%(c)	08/20/24	5	5,032
Government National Mortgage Assoc.	5.00%		TBA	900	929,813
Government National Mortgage Assoc.	5.125	%(c)	10/20/27	18	18,306
Government National Mortgage Assoc.	5.375	%(c)	04/20/27	47	47,492
Government National Mortgage Assoc.	5.50%		11/15/28-09/15/33	74	77,866
Government National Mortgage Assoc.	5.50%		TBA	2,600	2,705,625
Government National Mortgage Assoc.	6.00%		10/15/38	194	202,477
Government National Mortgage Assoc.	6.00%		TBA	4,600	4,805,565
Government National Mortgage Assoc.	6.50%		TBA	3,000	3,147,186
Government National Mortgage Assoc.	8.00%		08/20/31	3	3,377
Government National Mortgage Assoc.	8.50%		02/20/26-04/20/31	26	28,876

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $25,292,226)					25,651,375

U.S. TREASURY OBLIGATIONS — 12.6%

U.S. Treasury Bonds	3.50%		02/15/39	1,900	1,877,447
U.S. Treasury Bonds	5.25%		11/15/28-02/15/29	200	246,141
U.S. Treasury Bonds	5.375%		02/15/31	200	252,156
U.S. Treasury Bonds	6.00%		02/15/26	100	131,750
U.S. Treasury Bonds	7.125%		02/15/23	300	421,875
U.S. Treasury Bonds	7.25%		08/15/22	300	423,750
U.S. Treasury Bonds	7.875%		02/15/21	500	725,078
U.S. Treasury Bonds	8.50%		02/15/20	300	447,938
U.S. Treasury Bonds	8.875%		08/15/17-02/15/19	1,500	2,208,468
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%		01/15/19	100	104,691
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25	400	465,491
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.50%		01/15/29	300	319,419
U.S. Treasury Strips, IO	8.00%		11/15/21	300	189,732
U.S. Treasury Strips, PO	8.00%		11/15/21	1,100	695,685
U.S. Treasury Strips, PO	8.125%		05/15/21	2,200	1,424,804

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,387,948)					9,934,425

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%

Federal National Mortgage Assoc., Notes		6.318%		06/15/27		200	215,019
Small Business Administration Participation Certificates, Series 2000-20A, Class 1		7.59%		01/01/20		104	114,096
Small Business Administration, Series 2000-P10A, Class 1		8.017%		02/10/10		43	44,053

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $356,692)							373,168

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%

	Moody’s Ratings†

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	2.59	%(c)	08/25/35		272	189,950
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	Aa3	5.366	%(c)	05/25/35		123	74,866
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	AAA(d)	5.894	%(c)	02/25/37		192	97,831
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	Caa2	0.712	%(c)	09/25/46		189	67,851
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.702	%(c)	05/25/47		157	50,795
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	NR	3.222	%(c)	07/25/44		362	354,552
Freddie Mac, Series 2266, Class F	NR	1.007	%(c)	11/15/30		11	10,452
Freddie Mac, Series 2888, Class ZG	NR	4.50%		11/15/19		121	116,685
Freddie Mac, Series 3010, Class WB	NR	4.50%		07/15/20		1,000	1,044,787
Government National Mortgage Assoc., Series 2000-15, Class Z	NR	7.50%		02/20/30		188	206,949
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.602	%(c)	10/25/46		107	85,414
Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A	Caa1	0.736	%(c)	07/19/46		194	70,347
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	B3	0.602	%(c)	01/25/37		54	37,133
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A (original cost $110,935; purchased 10/31/06)(f)(g)	Aaa	0.627	%(c)	06/15/22		111	77,655
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	0.732	%(c)	02/25/36		90	49,595
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1A	Ba3	0.802	%(c)	02/25/36		382	146,101
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Aaa	2.833	%(c)	11/25/42		55	33,216
WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	1.062	%(c)	12/25/27		476	335,348
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.812	%(c)	10/25/45		100	41,211
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa1	2.443	%(c)	12/25/46		140	51,720
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Ba3	4.257	%(c)	12/25/46		158	62,715
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3	B(d)	5.859	%(c)	02/25/37		195	114,491
WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1	BB(d)	5.588	%(c)	12/25/36		195	96,758
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A	B3	2.393	%(c)	04/25/47		195	77,377

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,593,806)							3,493,799

FOREIGN GOVERNMENT BONDS — 0.9%

Bundesrepublik Deutschland, Bonds (Germany)	Aaa	4.25%		07/04/39	EUR	200	283,763

Bundesrepublik Deutschland, Bonds (Germany)	Aaa	6.25%		01/04/30	EUR	100	172,308
Development Bank of Japan, Gov’t. Gtd. Notes (Japan)	Aaa	1.75%		06/21/10	JPY	10,000	102,109
France Government Bonds (France)	Aaa	5.75%		10/25/32	EUR	100	162,387

TOTAL FOREIGN GOVERNMENT BONDS (cost $666,620)							720,567

ASSET-BACKED SECURITY

Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1 (cost $21,140)	Aaa	0.797	%(c)	09/25/34		21	14,056

MUNICIPAL BONDS — 1.2%

California — 0.4%
California Educational Facilities Authority, General Obligation Bonds	Aa1	5.00%		10/01/39		200	194,810
State of California, General Obligation Bonds	A2	4.50%		08/01/28		100	83,568

							278,378

Louisiana — 0.2%
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2001B	Baa3	5.875%		05/15/39		290	184,115

Massachusetts — 0.3%
Massachusetts Water Resources Authority, Revenue Bonds, Series J(l) 5,00%(c)	Aa2	9.18	%(c)	08/01/32		250	244,592

Ohio — 0.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series A-2	Baa3	5.875%		06/01/47		500	265,900

TOTAL MUNICIPAL BONDS (cost $1,240,303)							972,985

CONVERTIBLE BOND — 0.9%

Healthcare & Pharmaceuticals —
LifePoint Hospitals, Inc., Sr. Unsec’d. Notes (cost $1,000,000)	B(d)	3.50%		05/15/14		1,000	710,000

BANK NOTES — 0.7%

Chrysler Financial, Term, 144A (original cost $1,031,938; purchased 11/28/07)(f)(g) (cost $1,039,811)	Caa	4.56	%(c)	08/03/14		1,084	568,160

TOTAL LONG-TERM INVESTMENTS (cost $110,260,889)							100,034,562

SHORT-TERM INVESTMENTS — 5.3%

Contracts/ Notional Amount (000)
OPTIONS PURCHASED* — 0.2%

Call Option — 0.2%
Interest Rate Swap Options, expiring 08/03/2009 @ 3.45%	$4,900	183,739

Put Options
FNMA Gold, expiring 05/05/2009, Strike Price $82.00			5,000	—
GNMA,
expiring 04/13/2009, Strike Price $85.00			2,600	—
expiring 04/13/2009, Strike Price $93.00			3,000	—

				—

TOTAL OPTIONS PURCHASED (cost $56,122)				183,739

			Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 1.2%

Deutsche Bank Securities, Inc., 0.1%, dated 03/31/09, due 04/01/09 in the amount of $900,003 (cost $900,000; the value of the collateral plus interest was $919,171)			$900	900,000

AFFILIATED MONEY MARKET MUTUAL FUND — 3.9%

			Shares
Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $3,074,080)			3,074,080	3,074,080

TOTAL SHORT-TERM INVESTMENTS (cost $4,030,202)				4,157,819

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 132.4% (cost $114,291,091)				104,192,381

			Contracts/ Notional Amount (000)
OPTIONS WRITTEN*

Call Option

Equity Option, Citigroup, Inc., expiring 09/19/2009, Strike Price $3.00			$5	(3,250)

Put Options

Interest Rate Swap Options,
expiring 05/22/2009 @ 2.75%			500	(652)
expiring 05/22/2009 @ 2.75%			500	(651)

				(1,303)

TOTAL OPTIONS WRITTEN (premiums received $10,415)				(4,553)

			Principal Amount (000)#
SECURITIES SOLD SHORT — (1.8)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
Federal National Mortgage Assoc.	4.50%	TBA	700	(715,312)
Federal National Mortgage Assoc.	5.00%	TBA	700	(722,313)

TOTAL SECURITIES SOLD SHORT (proceeds received $1,413,672)				(1,437,625)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 130.6% (cost $112,867,004)				102,750,203
Other liabilities in excess of other assets(x) — (30.6)%				(24,092,541)

NET ASSETS — 100.0%				$78,657,662

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSB	Federal Savings Bank
GNMA	Government National Mortgage Association
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PO	Principal Only Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $4,068,466. The aggregate value of $2,597,734 is approximately 3.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $125,000 and $125,000, respectively.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation/(depreciation) on futures contracts and forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Future contracts open at March 31, 2009.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2009	Unrealized Appreciation
Long Positions:
57	90 Day Euro Dollar	Jun 09	$13,930,400	$14,093,250	$162,850
45	90 Day Euro Dollar	Sep 09	10,816,326	11,126,813	310,487
29	90 Day Euro Dollar	Mar 10	7,000,962	7,155,750	154,788
4	90 Day Euro EURIBOR	Jun 10	1,305,856	1,305,951	95
7	90 Day Euro EURIBOR	Sep 10	2,280,415	2,280,415	—
4	90 Day Sterling	Sep 09	676,349	707,306	30,957
57	90 Day Sterling	Dec 09	9,827,804	10,060,712	232,908
7	90 Day Sterling	Mar 10	1,231,999	1,233,894	1,895
3	5 Year Euro-Bobl	Jun 09	462,745	464,606	1,861
9	10 Year Euro-Bund	Jun 09	1,487,252	1,487,863	611

			$49,020,108	$49,916,560	$896,452	(1)

(1)	Cash of $ 260,500 has been segregated to cover requirements for open futures contracts at March 31, 2009

Forward foreign currency exchange contracts outstanding at March 31, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	633	$313,684	$268,736	$(44,948)
British Pound,
Expiring 04/09/09	GBP	1,540	2,232,104	2,210,280	(21,824)
China Yuan,
Expiring 05/06/09	CNY	3,051	440,754	446,514	5,760
Expiring 07/15/09	CNY	3,620	531,301	530,207	(1,094)
Expiring 09/08/09	CNY	1,517	220,000	222,447	2,447
Euro,
Expiring 04/14/09	EUR	121	153,877	160,756	6,879
India Rupee,
Expiring 04/09/09	INR	20,307	404,310	399,790	(4,520)
Malaysian Ringgit,
Expiring 04/14/09	MYR	212	60,000	57,997	(2,003)
Expiring 08/12/09	MYR	272	76,712	74,557	(2,155)
Russian Ruble,
Expiring 05/06/09	RUB	16,902	504,547	491,967	(12,580)

			$4,937,289	$4,863,251	$(74,038)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	383	$156,000	$162,630	$(6,630)
British Pound,
Expiring 04/09/09	GBP	1,999	2,892,810	2,868,319	24,491
China Yuan,
Expiring 07/15/09	CNY	6,877	988,000	1,007,195	(19,195)
Euro,
Expiring 04/14/09	EUR	75	98,326	99,642	(1,316)
India Rupee,
Expiring 04/09/09	INR	20,307	405,000	399,790	5,210
Expiring 07/06/09	INR	242	4,621	4,722	(101)
Japanese Yen,
Expiring 05/07/09	JPY	33,527	344,670	338,890	5,780
Expiring 06/04/09	JPY	33,527	344,380	339,047	5,333
Malaysian Ringgit,
Expiring 04/14/09	MYR	212	58,119	57,997	122
Expiring 08/12/09	MYR	267	72,881	73,200	(319)
Russian Ruble,
Expiring 05/06/09	RUB	16,902	581,943	491,967	89,976

			$5,946,750	$5,843,399	$103,351

Interest rate swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	12/17/38		$600	5.00%	3 Month LIBOR	$(207,041)	$(12,086)	$(194,955)
Credit Suisse International(2)	06/17/24		4,600	4.00%	3 Month LIBOR	(442,191)	(547,792)	105,601
Deutsche Bank(2)	12/17/28		300	5.00%	3 Month LIBOR	(81,944)	4,086	(86,030)
Merrill Lynch & Co.(2)	12/17/38		600	5.00%	3 Month LIBOR	(207,041)	(15,430)	(191,611)
Merrill Lynch & Co.(2)	12/17/28		300	5.00%	3 Month LIBOR	(81,944)	(4,359)	(77,585)
Morgan Stanley & Co.(2)	12/17/38		800	5.00%	3 Month LIBOR	(276,055)	(50,533)	(225,522)
Merrill Lynch & Co.(2)	05/21/09		1,200	5.50%	ICAP CMM FRA Fixing Rate	(198,805)	601	(199,406)
Merrill Lynch & Co.(1)	01/02/12	BRL	300	14.77%	Brazilian interbank lending rate	10,007	1,176	8,831
Morgan Stanley & Co.(1)	01/02/12	BRL	5,100	10.12%	Brazilian interbank lending rate	(81,274)	(127,145)	45,871
Barclays Capital(2)	09/17/38	EUR	200	5.00%	6 Month EURIBOR	(63,122)	(6,450)	(56,672)
Goldman Sachs(2)	03/18/39	EUR	200	5.00%	6 Month EURIBOR	(64,810)	(11,134)	(53,676)
UBS AG(1)	10/15/10	EUR	100	2.15%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	5,332	20	5,312
Barclays Capital(2)	06/15/37	GBP	200	4.00%	6 Month LIBOR	(5,273)	(800)	(4,473)
Citigroup(1)	09/16/19	GBP	100	3.50%	6 Month LIBOR	(3,011)	(3,043)	32
Goldman Sachs(2)	06/15/37	GBP	300	4.00%	6 Month LIBOR	(7,909)	(1,740)	(6,169)
Morgan Stanley & Co.(2)	06/15/37	GBP	400	4.00%	6 Month LIBOR	(10,546)	(2,131)	(8,415)
UBS AG(2)	06/17/18	JPY	40,000	1.50%	6 Month LIBOR	(7,856)	(5,084)	(2,772)
Merrill Lynch & Co.(1)	11/04/16	MXN	11,000	8.17%	28 day Mexican interbank rate	19,109	1,476	17,633

						$(1,704,374)	$(780,368)	$(924,006)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)(3)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit default swaps - Buy Protection (1)
Barclays Bank PLC	03/20/12		$100	0.17%	AIG Corp., 5.40%, due 02/15/12	$38,220	$—	$38,220
Citigroup	12/20/16		400	0.17%	Bank of America Corp., 5.62%, 10/14/16	69,598	—	69,598
Barclays Bank PLC	06/20/15		100	0.15%	CitiFinancial, 6.625%, due 06/01/15	24,417	—	24,417
Barclays Bank PLC	09/20/11		100	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	5,587	—	5,587
Barclays Bank PLC	12/20/11		1,200	0.75%	Dow Jones CDX HVOL7 Index	143,929	1,056	142,873
Barclays Bank PLC	06/20/13		194	5.00%	Dow Jones CDX HY-10 100 Index	52,802	3,636	49,166
UBS AG	06/20/13		194	5.00%	Dow Jones CDX HY-10 100 Index	52,802	3,535	49,267
Merrill Lynch & Co.	12/20/11		100	0.00%	Dow Jones CDX HY-7 Index	93,837	20,167	73,670
Bank of America Securities LLC	06/20/12		380	2.75%	Dow Jones CDX HY-8 Index	100,741	12,207	88,534
Morgan Stanley & Co.	06/20/12		1,235	2.75%	Dow Jones CDX HY-8 Index	327,432	19,399	308,033
UBS AG	06/20/12		855	2.75%	Dow Jones CDX HY-8 Index	226,667	29,742	196,925
Morgan Stanley & Co.	12/20/12		300	0.14%	Dow Jones CDX IG5 Index	83,526	—	83,526
Morgan Stanley & Co.	12/20/12		1,000	0.14%	Dow Jones CDX IG5 Index	278,421	—	278,421
Deutsche Bank	06/20/18		683	1.50%	Dow Jones CDX NA IG 10 10Y	29,051	(10,442)	39,493
Goldman Sachs Capital Markets, L.P.	06/20/18		1,171	1.50%	Dow Jones CDX NA IG 10 10Y	49,802	(20,858)	70,660
Morgan Stanley & Co.	06/20/18		1,659	1.50%	Dow Jones CDX NA IG 10 10Y	70,552	(35,380)	105,932
Deutsche Bank	06/20/13		878	1.55%	Dow Jones CDX NA IG 10 5Y	34,335	(3,121)	37,456
Barclays Bank PLC	12/20/17		488	0.80%	Dow Jones CDX NA IG 9 10Y	43,057	5,330	37,727
Goldman Sachs Capital Markets, L.P.	12/20/17		98	0.80%	Dow Jones CDX NA IG 9 10Y	8,611	1,489	7,122
Morgan Stanley & Co.	12/20/17		195	0.80%	Dow Jones CDX NA IG 9 10Y	17,223	4,053	13,170
Barclays Bank PLC	03/20/11		100	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	55,672	—	55,672
Deutsche Bank	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	13,150	—	13,150
Morgan Stanley & Co.	09/20/13		100	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	8,719	—	8,719
Bear Stearns International Ltd.	03/20/12		1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	169,013	—	169,013
Deutsche Bank	12/20/13	EUR	400	1.85%	UBS AG, 1.45%, due 04/18/12	9,324	—	9,324
Deutsche Bank	03/20/14	EUR	100	2.08%	UBS AG, 1.45%, due 04/18/12	1,105	—	1,105
Deutsche Bank	03/20/14	EUR	100	2.20%	UBS AG, 1.45%, due 04/18/12	410	—	410
Bear Stearns International Ltd.	06/20/16		100	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	18,887	—	18,887

						$2,026,890	$30,813	$1,996,077

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value (4)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps on credit indices - Sell Protection(2)
Credit Suisse International	05/25/46	$1,700	0.11%	ABX.HE.AAA.06-2 Index	$(1,172,966)	$(357,053)	$(815,913)
Citigroup	06/20/12	2,000	2.09%	Dow Jones CDX HY-8 Index	(777,065)	—	(777,065)
Morgan Stanley & Co.	12/20/15	200	0.46%	Dow Jones CDX IG5 Index	(76,120)	—	(76,120)
Morgan Stanley & Co.	12/20/15	700	0.46%	Dow Jones CDX IG5 Index	(266,251)	—	(266,251)

					$(2,292,402)	$(357,053)	$(1,935,349)

The Portfolio entered into credit default swap agreements on credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value at 3/31/09
Credit contracts	$60,728
Equity contracts	(3,250)
Foreign exchange contracts	29,313
Interest rate contracts	154,882

Total	$241,673

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$33,676,635	$896,452
Level 2 - Other Significant Observable Inputs - Long	69,073,568	(639,871)
Level 2 - Other Significant Observable Inputs - Short	—	—
Level 3 - Significant Unobservable Inputs	—	(194,094)

Total	$102,750,203	$62,487

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 12/31/08	$5,299
Accrued discounts/premiums	(1,274)
Realized gain (loss)	(31,466)
Change in unrealized appreciation (depreciation)	103,015
Net purchases (sales)	(32,839)
Transfers in and/or out of Level 3	(236,829)

Balance as of 3/31/09	$(194,094)

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS

Aerospace & Defense — 0.6%
Lockheed Martin Corp.	1,286	$88,773
Orbital Sciences Corp.(a)	1,184,190	14,080,019

		14,168,792

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	413,000	11,683,770

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)*(a)	692,000	4,331,920

Beverages — 1.7%
PepsiCo, Inc.	760,058	39,127,786

Biotechnology — 3.3%
Celgene Corp.*(a)	401,920	17,845,248
Genzyme Corp.*(a)	307,860	18,283,805
Gilead Sciences, Inc.*(a)	806,200	37,343,184
Vertex Pharmaceuticals, Inc.*(a)	106,300	3,053,999

		76,526,236

Building Materials — 0.6%
Masco Corp.	1,987,422	13,872,206

Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	485,478	13,714,753
Charles Schwab Corp. (The)	1,521,830	23,588,365
Goldman Sachs Group, Inc. (The)	340,231	36,071,291
Morgan Stanley	633,800	14,431,626

		87,806,035

Chemicals — 2.0%
Air Products & Chemicals, Inc.	193,050	10,859,062
Monsanto Co.	428,150	35,579,265

		46,438,327

Commercial Banks — 0.9%
Wells Fargo & Co.(a)	1,458,014	20,762,119

Commercial Services — 1.0%
MasterCard, Inc. (Class A Stock)(a)	72,300	12,108,804
Moody’s Corp.(a)	438,350	10,046,982

		22,155,786

Commercial Services & Supplies — 0.9%
McKesson Corp.	215,290	7,543,762
Waste Management, Inc.	540,200	13,829,120

		21,372,882

Communication Equipment — 6.4%
Cisco Systems, Inc.*	2,181,569	36,584,912
Corning, Inc.	1,777,115	23,582,316
QUALCOMM, Inc.	1,811,340	70,479,240
Research In Motion Ltd. (Canada)*(a)	414,800	17,865,436

		148,511,904

Computers & Peripherals — 3.7%
Apple, Inc.*	373,066	39,216,698
Hewlett-Packard Co.	951,960	30,519,838
International Business Machines Corp.	171,000	16,568,190

		86,304,726

Construction — 1.9%
Centex Corp.(a)	1,429,440	10,720,800
Toll Brothers, Inc.*(a)	1,844,120	33,489,219

		44,210,019

Consumer Finance — 0.7%
American Express Co.(a)	624,758	8,515,452
SLM Corp.*(a)	1,467,300	7,263,135

		15,778,587

Diversified Consumer Services — 1.2%
Career Education Corp.*(a)	458,400	10,983,264
H&R Block, Inc.	920,000	16,734,800

		27,718,064

Diversified Financial Services — 1.6%
JPMorgan Chase & Co.(a)	981,592	26,090,715
TD Ameritrade Holding Corp.*(a)	765,700	10,574,317

		36,665,032

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	580,910	17,543,482

Electric Utilities — 0.9%
Exelon Corp.	420,930	19,106,013
FPL Group, Inc.	51,030	2,588,752

		21,694,765

Electronic Components — 0.9%
Dolby Laboratories, Inc. (Class A Stock)*(a)	639,398	21,809,866

Energy - Alternate Sources — 0.8%
First Solar, Inc.*(a)	131,140	17,402,278

Energy Equipment & Services — 1.5%
Diamond Offshore Drilling, Inc.(a)	331,090	20,812,317
Halliburton Co.(a)	838,880	12,977,474

		33,789,791

Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	290,000	13,432,800
CVS Caremark Corp.	682,800	18,770,172
Kroger Co. (The)	854,200	18,126,124
Wal-Mart Stores, Inc.	1,015,962	52,931,620

		103,260,716

Food Products — 4.2%
Cadbury PLC (United Kingdom)	1,218,000	9,210,061
Cadbury PLC, ADR (United Kingdom)(a)	572,664	17,351,719
ConAgra Foods, Inc.	1,090,300	18,393,361
Kellogg Co.	513,085	18,794,304
McCormick & Co., Inc.	556,133	16,444,853
Tyson Foods, Inc. (Class A Stock)(a)	1,701,100	15,973,329

		96,167,627

Healthcare Equipment & Supplies — 2.2%
Alcon, Inc. (Switzerland)	216,100	19,645,651
Baxter International, Inc.	390,300	19,991,166
Edwards Lifesciences Corp.*(a)	177,010	10,732,116

		50,368,933

Healthcare Providers & Services — 2.4%
Aetna, Inc.	700,500	17,043,165
Medco Health Solutions, Inc.*(a)	493,400	20,397,156
Omnicare, Inc.(a)	471,700	11,551,933
UnitedHealth Group, Inc.	255,900	5,355,987

		54,348,241

Household Products — 2.4%
Colgate-Palmolive Co.	304,200	17,941,716
Kimberly-Clark Corp.	338,131	15,591,221
Procter & Gamble Co.	481,348	22,666,677

		56,199,614

Independent Power Producers & Energy Traders — 0.7%
NRG Energy, Inc.*(a)	876,900	15,433,440

Industrial Conglomerates — 1.5%
Eaton Corp.	198,190	7,305,283
General Electric Co.(a)	2,646,243	26,753,517

		34,058,800

Insurance — 1.7%
Berkshire Hathaway, Inc. (Class A Stock)*(a)	176	15,259,200
Berkshire Hathaway, Inc. (Class B Stock)*	3,105	8,756,100
Progressive Corp. (The)*	825,200	11,090,688
XL Capital Ltd. (Class A Stock) (Cayman Islands)	942,100	5,143,866

		40,249,854

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*	367,500	26,989,200

Internet Software & Services — 2.3%
Google, Inc. (Class A Stock)*	103,400	35,989,404
IAC/InterActiveCorp*(a)	1,093,750	16,657,812

		52,647,216

IT Services — 1.6%
Infosys Technologies Ltd., ADR (India)(a)	225,600	6,007,728
Visa, Inc. (Class A Stock)	558,630	31,059,828

		37,067,556

Life Science Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.*(a)	454,100	16,197,747

Media — 3.5%
Comcast Corp. (Class A Stock)	938,220	12,797,321
Discovery Communications, Inc. (Class A Stock)*	1,023,700	16,399,674
Liberty Global, Inc. (Class C Stock)*(a)	901,450	12,737,488
News Corp. (Class B Stock)(a)	1,416,948	10,910,500
Sirius XM Radio, Inc.*(a)	21,151,200	7,402,920
Walt Disney Co. (The)(a)	1,168,280	21,215,965

		81,463,868

Metals & Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc.(a)	706,960	26,942,246
Kinross Gold Corp. (Canada)(a)	1,067,800	19,081,586

		46,023,832

Multi-Line Retail — 2.1%
Kohl’s Corp.*	229,700	9,720,904
Lowe’s Cos., Inc.	508,700	9,283,775
Staples, Inc.	1,659,873	30,060,300

		49,064,979

Multi-Utilities — 1.7%
Sempra Energy	840,486	38,864,073

Oil, Gas & Consumable Fuels — 12.2%
Apache Corp.(a)	127,200	8,152,248
Chesapeake Energy Corp.	583,300	9,951,098
ConocoPhillips	226,736	8,878,981
EOG Resources, Inc.	199,500	10,924,620
Exxon Mobil Corp.	405,328	27,602,837
Hess Corp.	131,700	7,138,140
National Oilwell Varco, Inc.*	1,081,790	31,058,191
Newfield Exploration Co.*(a)	971,100	22,043,970
Occidental Petroleum Corp.	649,000	36,116,850
Petroleo Brasileiro SA, ADR (Brazil)(a)	816,400	24,875,708
Southwestern Energy Co.*	208,200	6,181,458
Suncor Energy, Inc. (Canada)	667,914	14,907,281
Total SA, ADR (France)	526,816	25,845,593
Weatherford International Ltd.*	997,100	11,037,897
Williams Cos., Inc.	1,015,100	11,551,838
XTO Energy, Inc.	847,400	25,947,388

		282,214,098

Pharmaceuticals — 6.0%
Abbott Laboratories	793,105	37,831,109
AmerisourceBergen Corp.(a)	283,590	9,262,049
Bristol-Myers Squibb Co.	780,080	17,099,354
Novartis AG, ADR (Switzerland)	624,970	23,642,615
Schering-Plough Corp.	383,500	9,031,425
Shire PLC, ADR (United Kingdom)(a)	429,500	15,436,230
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	482,200	21,723,110
Wyeth	105,900	4,557,936

		138,583,828

Semiconductors & Semiconductor Equipment — 1.4%
ASML Holding NV (Netherlands)	1,191,988	20,871,710
Intel Corp.	745,100	11,213,755
Spansion, Inc. (Class A Stock)*	2,861,500	371,136

		32,456,601

Software — 3.9%
Adobe Systems, Inc.*(a)	670,200	14,335,578
CA, Inc.	1,153,200	20,307,852
Check Point Software Technologies Ltd. (Israel)*	446,500	9,916,765
Microsoft Corp.	793,594	14,578,322
Oracle Corp.*	513,700	9,282,559
Symantec Corp.*(a)	1,405,600	20,999,664

		89,420,740

Telecommunications — 0.5%
Juniper Networks, Inc.*(a)	785,000	11,822,100

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. (Class B Stock)	233,900	10,967,571

Tobacco — 0.9%
Philip Morris International, Inc.	588,030	20,922,107

Transportation — 0.4%
Norfolk Southern Corp.	283,450	9,566,437

Wireless Telecommunication Services — 1.1%
American Tower Corp. (Class A Stock)*(a)	257,180	7,825,987
NII Holdings, Inc.*	1,174,200	17,613,000
Sprint Nextel Corp.*	12,826	45,789

		25,484,776

TOTAL LONG-TERM INVESTMENTS (cost $2,694,550,445)		2,249,518,327

SHORT-TERM INVESTMENT — 17.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $394,908,513; includes $331,481,241 of cash collateral for securities on loan)(b)(w)	394,908,513	394,908,513

TOTAL INVESTMENTS — 114.6% (cost $3,089,458,958)		2,644,426,840
Liabilities in excess of other assets — (14.6)%		(336,179,770)

NET ASSETS — 100.0%		$2,308,247,070

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $309,275,494; cash collateral of $331,481,241 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,644,426,840	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,644,426,840	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 96.0%

COMMON STOCKS 56.9%

Aerospace & Defense 1.8%
American Science & Engineering, Inc.	13,600	$758,880
Boeing Co. (The)	147,200	5,237,376
General Dynamics Corp.	199,800	8,309,682
Lockheed Martin Corp.	104,900	7,241,247
Northrop Grumman Corp.	112,100	4,892,044
Raytheon Co.	267,600	10,420,344
United Technologies Corp.	141,800	6,094,564

		42,954,137

Air Freight & Logistics 0.2%
FedEx Corp.	12,300	547,227
United Parcel Service, Inc. (Class B Stock)(b)	83,000	4,085,260

		4,632,487

Airlines 0.1%
Allegiant Travel Co.(a)(b)	18,700	850,102
Continental Airlines, Inc.(a)(b)	32,500	286,325

		1,136,427

Auto Components 0.1%
Fuel Systems Solutions, Inc.(a)(b)	28,300	381,484
Johnson Controls, Inc.(b)	186,400	2,236,800

		2,618,284

Beverages 1.1%
Coca-Cola Co. (The)	263,100	11,563,245
Coca-Cola Enterprises, Inc.	27,600	364,044
Constellation Brands, Inc. (Class A Stock)(a)(b)	41,400	492,660
Dr. Pepper Snapple Group, Inc.(a)	152,800	2,583,848
PepsiCo, Inc.	231,220	11,903,206

		26,907,003

Biotechnology 1.2%
Amgen, Inc.(a)	327,508	16,218,196
Biogen Idec, Inc. (a)	186,300	9,765,846
Emergent Biosolutions, Inc.(a)(b)	29,600	399,896
Gilead Sciences, Inc.(a)	28,700	1,329,384
Martek Biosciences Corp.(b)	13,700	250,025

		27,963,347

Building Products
NCI Buildings Systems, Inc.(a)	17,100	37,962

Capital Markets 1.1%
Ameriprise Financial, Inc.	205,800	4,216,842
Bank of New York Mellon Corp. (The)	232,900	6,579,425
Goldman Sachs Group, Inc. (The)	71,700	7,601,634
Morgan Stanley	235,790	5,368,938
State Street Corp.(b)	104,700	3,222,666

		26,989,505

Chemicals 0.7%
Ashland, Inc.	203,000	2,096,990
Dow Chemical Co. (The)	432,200	3,643,446
Eastman Chemical Co.	15,200	407,360
Koppers Holdings, Inc.	18,600	270,072
Monsanto Co.	101,200	8,409,720
Nalco Holdings Co.(b)	136,700	1,786,669
NewMarket Corp.	7,100	314,530
Praxair, Inc.	3,100	208,599
Rockwood Holdings, Inc.(a)	55,900	443,846

		17,581,232

Commercial Banks 1.4%
BB&T Corp.(b)	240,400	4,067,568
PNC Financial Services Corp.(b)	196,800	5,764,272
Susquehanna Bancshares, Inc.(b)	43,100	402,123
U.S. Bancorp	567,432	8,290,182
Wells Fargo & Co.(b)	1,026,612	14,618,954

		33,143,099

Commercial Services & Supplies 0.1%
Deluxe Corp.	40,600	390,978
Stericycle, Inc.(a)	3,500	167,055
Waste Management, Inc.	77,400	1,981,440

		2,539,473

Communications Equipment 1.4%
Cisco Systems, Inc.(a)	1,458,200	24,454,014
Corning, Inc.	141,000	1,871,070
InterDigital, Inc.(a)(b)	12,300	317,586
QUALCOMM, Inc.	151,400	5,890,974

		32,533,644

Computers & Peripherals 3.4%
Apple, Inc.(a)	182,700	19,205,424
Dell, Inc. (a)	502,400	4,762,752
EMC Corp.(a)	338,800	3,862,320
Hewlett-Packard Co.	552,765	17,721,646
International Business Machines Corp.	290,100	28,107,789
Lexmark International, Inc. (Class A Stock)(a)	79,400	1,339,478
Synaptics, Inc.(a)(b)	183,100	4,899,756

		79,899,165

Construction & Engineering 0.4%
Fluor Corp.(b)	91,300	3,154,415
Jacobs Engineering Group, Inc.(a)(b)	181,000	6,997,460

		10,151,875

Containers & Packaging 0.2%
Owens-Illinois, Inc.(a)	129,700	1,872,868
Pactiv Corp.(a)	146,600	2,138,894
Rock-Tenn Co. (Class A Stock)	24,800	670,840

		4,682,602

Distributors
Genuine Parts Co.	22,900	683,794

Diversified Consumer Services 0.6%
Apollo Group, Inc. (Class A Stock)(a)(b)	112,400	8,804,292
Career Education Corp.(a)	19,200	460,032
Grand Canyon Education, Inc.(a)(b)	12,800	220,928
H&R Block, Inc.	182,200	3,314,218
Weight Watchers International, Inc.	12,400	230,020

		13,029,490

Diversified Financial Services 1.4%
Bank of America Corp.	1,556,782	10,617,253
CIT Group, Inc.	74,900	213,465
JPMorgan Chase & Co.	794,394	21,114,993

		31,945,711

Diversified Telecommunication Services 2.1%
AT&T, Inc.	938,147	23,641,304
CenturyTel, Inc.(b)	94,000	2,643,280
Embarq Corp.	26,900	1,018,165
Frontier Communications Corp.	64,500	463,110
NTELOS Holdings Corp.	14,700	266,658
Verizon Communications, Inc.	611,788	18,475,998
Windstream Corp.	491,200	3,959,072

		50,467,587

Electrical Equipment 0.5%
Acuity Brands, Inc.	20,200	455,308
Emerson Electric Co.	338,100	9,662,898
Polypore International, Inc.(a)	28,800	115,776
Thomas & Betts Corp.(a)	103,200	2,582,064

		12,816,046

Electrical Utilities 1.5%
American Electric Power Co., Inc.	236,900	5,984,094
Duke Energy Corp.	219,000	3,136,080
EL Paso Electric Co.(a)	8,800	123,992

Entergy Corp.	76,400	5,202,076
Exelon Corp.	128,200	5,818,998
FirstEnergy Corp.	169,400	6,538,840
Hawaiian Electric Industries, Inc.	16,600	228,084
Pepco Holdings, Inc.	328,400	4,098,432
PPL Corp.(b)	129,000	3,703,590

		34,834,186

Electronic Equipment & Instruments
Tyco Electronics Ltd. (Bermuda)	26,700	294,768

Energy Equipment & Services 0.7%
Diamond Offshore Drilling, Inc.(b)	35,900	2,256,674
Dresser-Rand Group, Inc.(a)	33,900	749,190
ENSCO International, Inc.	82,700	2,183,280
Matrix Service Co.(a)	20,100	165,222
Schlumberger Ltd. (Netherlands)	231,600	9,407,592
SEACOR Holdings, Inc.(a)(b)	9,100	530,621

		15,292,579

Food & Staples Retailing 1.6%
CVS Caremark Corp.	42,200	1,160,078
Kroger Co. (The)	350,900	7,446,098
Safeway, Inc.	354,500	7,157,355
Spartan Stores, Inc.	28,400	437,644
Sysco Corp.	118,500	2,701,800
Wal-Mart Stores, Inc.	354,600	18,474,660

		37,377,635

Food Products 1.5%
Archer-Daniels-Midland Co.	349,400	9,706,332
Chiquita Brands International, Inc.(a)	43,300	287,079
ConAgra Foods, Inc.	339,400	5,725,678
Del Monte Foods Co.	102,200	745,038
General Mills, Inc.	180,200	8,988,376
Kellogg Co.	54,500	1,996,335
Kraft Foods, Inc. (Class A Stock)	271,400	6,049,506
Sara Lee Corp.	182,400	1,473,792

		34,972,136

Gas Utilities 0.1%
ONEOK, Inc.	79,000	1,787,770

Healthcare Equipment & Supplies 1.6%
American Medical Systems Holdings, Inc.(a)(b)	84,100	937,715
Baxter International, Inc.	6,600	338,052
Becton, Dickinson & Co.	134,000	9,010,160
Boston Scientific Corp. (a)	119,800	952,410
C.R. Bard, Inc.	3,800	302,936
Covidien Ltd. (Bermuda)	97,000	3,224,280
Gen-Probe, Inc.(a)	42,700	1,946,266
Hospira, Inc.(a)	75,900	2,342,274
Immucor, Inc.(a)(b)	25,500	641,325

Invacare Corp.	31,200	500,136
Kinetic Concepts, Inc.(a)	23,800	502,656
Masimo Corp.(a)	26,000	753,480
Medtronic, Inc.	443,500	13,069,945
ResMed, Inc.(a)	45,500	1,607,970
STERIS Corp.	56,300	1,310,664
Varian Medical Systems, Inc.(a)(b)	24,300	739,692

		38,179,961

Healthcare Providers & Services 1.5%
Aetna, Inc.	20,900	508,497
Cardinal Health, Inc.	17,400	547,752
Chemed Corp.(b)	9,500	369,550
Coventry Health Care, Inc. (a)	197,900	2,560,826
Express Scripts, Inc.(a)(b)	188,900	8,721,513
Humana, Inc.(a)	122,500	3,194,800
Kindred Healthcare, Inc.(a)	14,700	219,765
McKesson Corp.	5,100	178,704
Medco Health Solutions, Inc.(a)	149,100	6,163,794
Quest Diagnostics, Inc.(b)	140,500	6,670,940
UnitedHealth Group, Inc.	58,900	1,232,777
WellPoint, Inc.(a)	141,600	5,376,552

		35,745,470

Healthcare Technology
Computer Programs & Systems, Inc.(b)	12,800	425,856

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.(b)	128,000	2,764,800
International Speedway Corp. (Class A Stock)	14,200	313,252
McDonald's Corp.	244,400	13,336,908
Panera Bread Co. (Class A Stock)(a)(b)	122,000	6,819,800
Royal Caribbean Cruises Ltd.	120,500	965,205
Wyndham Worldwide Corp.	51,200	215,040
Yum! Brands, Inc.	230,600	6,336,888

		30,751,893

Household Durables 0.4%
Blyth, Inc.	12,200	318,786
Fortune Brands, Inc.	11,400	279,870
Jarden Corp.(a)(b)	138,300	1,752,261
Leggett & Platt, Inc.	476,600	6,191,034

		8,541,951

Household Products 2.0%
Colgate-Palmolive Co.	171,600	10,120,968
Kimberly-Clark Corp.	141,700	6,533,787
Procter & Gamble Co.	658,905	31,027,836

		47,682,591

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)(a)(b)	577,800	3,357,018

Mirant Corp.(a)	116,100	1,323,540
NRG Energy, Inc.(a)(b)	107,400	1,890,240

		6,570,798

Industrial Conglomerates 1.3%
3M Co.	81,500	4,052,180
General Electric Co.	2,683,300	27,128,163

		31,180,343

Insurance 1.5%
Aflac, Inc.(b)	258,600	5,006,496
Allstate Corp. (The)	273,800	5,243,270
American Financial Group, Inc.	96,200	1,544,010
Assurant, Inc.	135,400	2,949,012
Chubb Corp. (The)	58,100	2,458,792
CNA Financial Corp.	20,600	188,696
Delphi Financial Group, Inc. (Class A Stock)	38,100	512,826
Lincoln National Corp.	135,000	903,150
MetLife, Inc.	184,600	4,203,342
Principal Financial Group, Inc.(b)	226,500	1,852,770
StanCorp Financial Group, Inc.	77,500	1,765,450
Torchmark Corp.	18,900	495,747
Travelers Cos., Inc. (The)	94,900	3,856,736
UnumProvident Corp.	333,000	4,162,500

		35,142,797

Internet & Catalog Retail 0.2%
Expedia, Inc.(a)(b)	285,000	2,587,800
PetMed Express, Inc.(a)(b)	66,400	1,094,272

		3,682,072

Internet Software & Services 1.0%
EarthLink, Inc.(a)(b)	224,200	1,472,994
eBay, Inc.(a)	593,900	7,459,384
Google, Inc. (Class A Stock)(a)	41,700	14,514,102

		23,446,480

IT Services 1.0%
Accenture Ltd. (Class A Stock) (Bermuda)	133,400	3,667,166
Acxiom Corp.	32,400	239,760
Automatic Data Processing, Inc.(b)	36,200	1,272,792
Convergys Corp.(a)	158,800	1,283,104
DST Systems, Inc.(a)	10,900	377,358
Fiserv, Inc.(a)	29,000	1,057,340
Hewitt Associates, Inc. (Class A Stock)(a)	12,900	383,904
Mastercard, Inc. (Class A Stock)(b)	55,900	9,362,132
Visa, Inc. (Class A Stock)(b)	123,000	6,838,800

		24,482,356

Leisure Equipment & Products
Jakks Pacific, Inc.(a)	15,000	185,250

Smith & Wesson Holding Corp.(a)(b)	85,900	517,118

		702,368

Machinery 0.4%
AGCO Corp.(a)(b)	38,900	762,440
Deere & Co.	66,700	2,192,429
Dover Corp.	12,000	316,560
ITT Corp.	110,400	4,247,088
Pall Corp.(b)	56,400	1,152,252
Parker Hannifin Corp.	14,300	485,914
Titan International, Inc.	47,800	240,434
Trinity Industries, Inc.(b)	108,700	993,518

		10,390,635

Media 0.9%
CBS Corp. (Class B Stock)	57,600	221,184
Comcast Corp. (Class A Stock)	132,473	1,806,932
DIRECTV Group, Inc.(a)(b)	266,200	6,066,698
DISH Network Corp. (Class A Stock)(a)	281,500	3,127,465
Meredith Corp.(b)	30,300	504,192
News Corp. (Class A Stock)	296,900	1,965,478
Time Warner Cable, Inc.	35,334	876,279
Time Warner, Inc.	140,767	2,716,797
Walt Disney Co. (The)	254,900	4,628,984

		21,914,009

Metals & Mining 0.5%
Commercial Metals Co.	159,900	1,846,845
Compass Minerals International, Inc.	36,000	2,029,320
Kaiser Aluminum Corp.	13,700	316,744
Newmont Mining Corp.	143,500	6,423,060
Titanium Metals Corp.(b)	140,300	767,441

		11,383,410

Multiline Retail 0.3%
Big Lots, Inc.(a)	103,100	2,142,418
Target Corp.	157,700	5,423,303

		7,565,721

Multi-Utilities 1.0%
Ameren Corp.	81,200	1,883,028
CMS Energy Corp.(b)	188,300	2,229,472
Dominion Resources, Inc.	156,700	4,856,133
DTE Energy Co.	125,500	3,476,350
Integrys Energy Group, Inc.	57,100	1,486,884
NiSource, Inc.	157,300	1,541,540
Public Service Enterprise Group, Inc.	232,000	6,837,040
TECO Energy, Inc.	55,100	614,365

		22,924,812

Office Electronics 0.1%
Xerox Corp.	583,800	2,656,290

Oil, Gas & Consumable Fuels 6.6%
Anadarko Petroleum Corp.	120,000	4,666,800
Berry Petroleum Co. (Class A Stock)	52,500	575,400
Chevron Corp.	491,156	33,025,329
ConocoPhillips (Class B Stock)	421,534	16,507,271
CONSOL Energy, Inc.	11,600	292,784
Devon Energy Corp.	35,500	1,586,495
EOG Resources, Inc.	16,100	881,636
Exxon Mobil Corp.	905,616	61,672,451
Forest Oil Corp.(a)(b)	105,900	1,392,585
Marathon Oil Corp.	126,000	3,312,540
Murphy Oil Corp.	44,400	1,987,788
Occidental Petroleum Corp.	43,000	2,392,950
Overseas Shipholding Group, Inc.	35,000	793,450
Peabody Energy Corp.	274,300	6,868,472
Southwestern Energy Co.(a)	93,200	2,767,108
Sunoco, Inc.	49,500	1,310,760
Swift Energy Co.(a)	46,800	341,640
Tesoro Petroleum Corporation(b)	337,500	4,546,125
Valero Energy Corp.	450,700	8,067,530
Western Refining, Inc.(b)	117,200	1,399,368
World Fuel Services Corp.(b)	13,400	423,842

		154,812,324

Paper & Forest Products 0.1%
MeadWestvaco Corp.	137,800	1,652,222

Pharmaceuticals 4.8%
Abbott Laboratories	367,500	17,529,750
Allergan, Inc.	26,100	1,246,536
Bristol-Myers Squibb Co.	292,900	6,420,368
Eli Lilly & Co.	363,600	12,147,876
Forest Laboratories, Inc. (a)	195,500	4,293,180
Johnson & Johnson	456,098	23,990,755
Merck & Co., Inc.	546,500	14,618,875
Pfizer, Inc.	1,556,165	21,194,967
Schering-Plough Corp.	73,100	1,721,505
Warner Chilcott Ltd. (Class A Stock) (Bermuda)(a)	42,800	450,256
Wyeth	203,600	8,762,944

		112,377,012

Professional Services
Equifax, Inc.	25,500	623,475

Real Estate Investment Trust 0.2%
Apartment Investment & Management Co.	40,000	219,200
Brandywine Realty Trust	169,100	481,935
Colonial Properties Trust	30,800	117,348
Duke Realty Corp.(b)	49,200	270,600
Host Hotels & Resorts, Inc.(b)	367,500	1,440,600
LaSalle Hotel Properties	18,900	110,376
ProLogis(b)	247,700	1,610,050

SL Green Realty Corp.(b)	92,900	1,003,320

		5,253,429

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	56,800	228,904

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	94,500	5,684,175
Norfolk Southern Corp.	261,600	8,829,000
Ryder System, Inc.	87,000	2,462,970
Union Pacific Corp.(b)	79,900	3,284,689

		20,260,834

Semiconductors & Semiconductor Equipment 1.3%
Altera Corp.(b)	65,400	1,147,770
Analog Devices, Inc.	83,900	1,616,753
Integrated Device Technology, Inc.(a)	17,100	77,805
Intel Corp.	1,038,900	15,635,445
Silicon Laboratories, Inc.(a)(b)	28,600	755,040
Texas Instruments, Inc.(b)	369,600	6,102,096
Xilinx, Inc.	315,700	6,048,812

		31,383,721

Software 2.4%
BMC Software, Inc.(a)	60,300	1,989,900
Fair Isaac Corp.	24,000	337,680
McAfee, Inc.(a)(b)	91,400	3,061,900
Microsoft Corp.	1,852,500	34,030,425
Netscout Systems, Inc.(a)	19,100	136,756
Oracle Corp.(a)	375,100	6,778,057
Quest Software, Inc.(a)	51,800	656,824
Symantec Corp.(a)(b)	635,800	9,498,852

		56,490,394

Specialty Retail 0.9%
Aeropostale, Inc.(a)(b)	18,900	501,984
Best Buy Co., Inc.	17,500	664,300
Buckle, Inc. (The)(b)	36,200	1,155,866
Cabela's, Inc.(a)	14,600	133,006
Children's Place Retail Stores, Inc.(a)(b)	34,500	755,205
Gap, Inc. (The)	295,500	3,838,545
Home Depot, Inc.	200,550	4,724,958
Limited Brands, Inc.	111,300	968,310
Monro Muffler, Inc.	11,500	314,295
Ross Stores, Inc.	44,800	1,607,424
TJX Cos., Inc.	156,500	4,012,660
Tractor Supply Co.(a)(b)	76,800	2,769,408

		21,445,961

Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc.(a)(b)	14,700	276,507
Coach, Inc.(a)	56,000	935,200

Polo Ralph Lauren Corp.	20,900	883,025

		2,094,732

Tobacco 1.0%
Altria Group, Inc.	505,800	8,102,916
Lorillard, Inc.	3,200	197,568
Philip Morris International, Inc.	214,800	7,642,584
Reynolds American, Inc.	213,400	7,648,256

		23,591,324

Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc.(a)	35,500	475,345
WESCO International, Inc.(a)	100,800	1,826,496

		2,301,841

Wireless Telecommunication Services
Sprint Nextel Corp.(a)	53,700	191,709

TOTAL COMMON STOCKS (cost $1,576,768,998)		1,343,349,639

PREFERRED STOCK

Banking
JPMorgan Chase Capital XXVI (cost $700,000)	28,000	563,360

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)
LONG-TERM BONDS 38.5%
Aerospace/Defense 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.75%	08/15/10	$2,150	2,172,096
Boeing Capital Corp., Sr. Unsec. Notes	A2	6.10%	03/01/11	925	972,323
Goodrich Corp., Sr. Unsec. Notes	Baa2	6.80%	07/01/36	743	693,421
Raytheon Co., Sr. Unsec. Notes	Baa1	5.50%	11/15/12	595	625,261

					4,463,101

Airlines 0.1%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	B1	6.817%	05/23/11	2,520	1,764,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	279	220,106
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	472	324,453
Southwest Airlines Co., Sr. Unsec. Notes	Baa1	6.50%	03/01/12	1,005	970,524

					3,279,083

Asset Backed Securities 0.5%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(g)	Baa1	1.0263%	03/15/12	1,170	1,077,236
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(g)	Baa1	1.0563%	02/15/12	60	56,103
Amortizing Residential Collateral Trust, Ser. 2002-BC7 M2(g)	CCC(f)	1.8719%	10/25/32	107	8,971

Amortizing Residential Collateral Trust, Ser. 2002-BC9 M1(g)	A1	2.1719%	12/25/32	2,183	1,042,279
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(g)	Baa2	0.956%	01/15/16	3,209	1,321,323
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(g)	Baa2	2.1719%	03/25/33	605	363,520
Centex Home Equity, Ser. 2005-A, Class M2(g)	Aa3	1.0219%	01/25/35	1,790	1,094,371
Citibank Credit Card Insurance Trust, Ser. 2006-C1, Class C1(g)	Baa2	0.95%	02/20/15	1,350	681,388
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	A3	5.12%	07/25/35	767	652,226
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.70%	07/25/34	1,211	838,211
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(g)	Ba3	1.0419%	06/25/36	1,450	252,713
Household Home Equity Loan Trust, Ser. 2005-2, Class M2(g)	Aa1	1.035%	01/20/35	448	277,359
MBNA Master Credit Card Trust, Ser. 1999-J, Class A	Aaa	7.00%	02/15/12	1,830	1,858,219
Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2(g)	A2	2.1719%	03/25/34	467	296,923
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(g)	B3	1.4219%	07/25/32	1,250	562,889
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(g)	B(f)	2.8469%	04/25/32	361	91,424
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(g)	A2	1.7969%	09/25/32	968	502,150
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(g)	A2	0.962%	10/25/35	1,170	230,360
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(g)	Aa2	1.2869%	02/25/34	1,325	606,641
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(g)	Caa1	0.772%	05/25/36	1,100	374,621
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.25%	02/20/21	480	396,194

					12,585,121

Automotive
Johnson Controls, Inc., Sr. Notes	Baa2	5.50%	01/15/16	245	181,370

Banking 1.3%
Banco Bradesco (Cayman Islands), Sr. Sub. Notes	A2	8.75%	10/24/13	1,760	2,006,400
Bank of America Corp., Jr. Sub. Notes(b)(g)	B3	8.00%	12/29/49	2,200	881,078
Bank of America Corp., Sub. Notes	A3	5.75%	08/15/16	1,775	1,164,494
Bank of America NA, Sub. Notes	A1	5.30%	03/15/17	930	683,385
Bank of America NA, Sub. Notes	A1	6.00%	10/15/36	410	271,225
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,250	2,310,606
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Aa3	5.30%	10/30/15	515	477,474
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Aa3	6.40%	10/02/17	330	321,171
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Aa3	7.25%	02/01/18	1,175	1,213,439
Capital One Bank Corp., Sr. Sub. Notes	A3	6.50%	06/13/13	20	17,732
Capital One Financial Corp., Sr. Unsec. Notes, M.T.N.	A3	5.70%	09/15/11	600	540,231
Citigroup, Inc., Jr. Sub. Notes(b)(l)	Ca	8.40%	04/29/49	310	175,193
Citigroup, Inc., Sr. Unsec. Notes(b)	A3	6.875%	03/05/38	520	453,352
Citigroup, Inc., Sub. Notes	Baa1	5.00%	09/15/14	454	300,957
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	306,294
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,039,327
Countrywide Financial Corp., Gtd. Notes, M.T.N	A2	5.80%	06/07/12	1,190	1,033,441
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,380	722,564
First Union National Bank, Sub. Notes(b)	Aa3	7.80%	08/18/10	2,100	2,091,386
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes	A1	5.45%	11/01/12	600	577,495
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	926,971
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.45%	05/01/36	1,615	1,021,108

Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.75%	10/01/37	104	70,339
HSBC Bank USA, Sr. Unsec. Notes	Aa3	3.875%	09/15/09	250	246,995
ICICI Bank Ltd. (India), Bonds, 144A(g)	Baa2	1.8938%	01/12/10	2,385	2,146,500
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.75%	11/16/10	1,410	1,327,615
JPMorgan Chase & Co., Jr. Sub. Notes(b)(g)	A2	7.90%	04/29/49	2,000	1,285,280
Morgan Stanley, Sr. Unsec. Notes	A2	5.30%	03/01/13	265	254,813
Morgan Stanley, Sr. Unsec. Notes	A2	5.45%	01/09/17	2,345	2,051,875
Morgan Stanley, Sr. Unsec. Notes, M.T.N.	A2	5.95%	12/28/17	620	563,210
MUFG Capital Finance 1 Ltd., (Cayman Islands), Gtd. Notes(g)	A2	6.346%	07/25/49	800	536,000
Santander Central Hispano Issuances (Cayman Islands), Bank Gtd. Notes	Aa2	7.625%	09/14/10	695	679,226
Wells Fargo Bank, Sub. Notes	Aa3	6.45%	02/01/11	65	63,689
Wells Fargo Bank, Sub. Notes	Aa3	4.75%	02/09/15	585	499,285
Wells Fargo Capital XIII, Bank Gtd. Notes, M.T.N.(g)	A3	7.70%	12/29/49	1,000	476,315

					29,736,465

Brokerage 0.1%
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(l)	NR	6.50%	07/19/17	582	58
Lehman Brothers Holdings, Inc., Sr. Unsec. Notes, M.T.N.(l)	NR	5.25%	02/06/12	1,715	218,662
Lehman Brothers Holdings, Inc., Sr. Unsec. Notes, M.T.N.(l)	NR	6.875%	05/02/18	700	84,000
Merrill Lynch & Co., Inc., Notes, M.T.N.(b)	A2	6.875%	04/25/18	980	766,451
Merrill Lynch & Co., Inc., Sr. Unsec. Notes	A2	4.79%	08/04/10	295	268,211
Merrill Lynch & Co., Inc., Sr. Unsec. Notes	A2	6.40%	08/28/17	35	25,109
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, M.T.N.	A2	5.00%	01/15/15	615	472,248
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, M.T.N.(b)	A2	4.25%	02/08/10	1,170	1,104,129
Merrill Lynch & Co., Sr. Unsec. Notes, M.T.N	A2	5.77%	07/25/11	520	468,017

					3,406,885

Building Materials & Construction 0.1%
Black & Decker Corp., Notes	Baa3	8.95%	04/15/14	1,700	1,679,719
Hanson PLC (United Kingdom), Gtd. Notes(b)	B1	7.875%	09/27/10	1,000	650,000
Lafarge SA (France), Sr. Unsec. Notes	Baa3	6.15%	07/15/11	910	800,800

					3,130,519

Cable 0.2%
AT&T Broadband LLC, Gtd. Notes	Baa2	9.455%	11/15/22	255	280,123
Comcast Corp., Gtd. Notes	Baa2	6.50%	11/15/35	450	397,470
Comcast Corp., Gtd. Notes	Baa2	6.95%	08/15/37	65	60,529
Comcast Corp., Gtd. Notes	Baa2	6.45%	03/15/37	155	135,416
Cox Communications, Inc., Sr. Unsec. Notes	Baa3	7.875%	08/15/09	1,275	1,292,164
Cox Communications, Inc., Sr. Unsec. Notes	Baa3	6.75%	03/15/11	950	949,205
Time Warner Cable, Inc., Gtd. Notes(b)	Baa2	5.40%	07/02/12	2,510	2,424,524

					5,539,431

Capital Goods 0.2%
American Standard, Inc., Gtd. Notes	BBB+(f)	7.625%	02/15/10	770	777,665
Caterpillar, Inc., Sr. Unsec. Notes	A2	7.25%	09/15/09	700	713,595
Erac USA Finance Co., Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(h)(j)	Baa2	5.80%	10/15/12	460	358,701
Erac USA Finance Co., Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(h)(j)	Baa2	6.375%	10/15/17	1,302	838,363
Erac USA Finance Co., Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(h)(j)	Baa2	7.00%	10/15/37	380	221,184

FedEx Corp., Gtd. Notes	Baa2	7.25%	02/15/11	400	412,964
General Electric Co., Sr. Unsec. Notes	Aa2	5.25%	12/06/17	200	184,962
United Technologies Corp., Sr. Unsec. Notes	A2	6.35%	03/01/11	825	879,266

					4,386,700

Chemicals 0.2%
Dow Chemical Co. (The), Sr. Unsec. Notes	Baa1	6.125%	02/01/11	685	640,106
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	691,595
Monsanto Co., Sr. Unsec. Notes	A2	5.875%	04/15/38	605	581,012
PPG Industries, Inc., Sr. Unsec. Notes	A3	5.75%	03/15/13	1,500	1,527,460
Union Carbide Corp., Sr. Unsec. Notes	Ba2	7.50%	06/01/25	460	288,751

					3,728,924

Collateralized Mortgage Obligations 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	B3	6.00%	01/25/36	3,401	2,361,608
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(g)	Aaa	4.4424%	02/25/35	1,143	719,869
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(g)	Aaa	4.4044%	03/25/35	861	533,833
Chase Mortgage Finance Corp., Ser. 2007-A1 Class 1A5(g)	Aaa	4.9328%	02/25/37	2,729	2,046,753
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	1,185	1,086,329
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(g)	Aaa	4.0683%	07/25/35	2,178	1,511,844
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1	Aaa	5.00%	04/25/19	417	390,237
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3(g)	Aaa	4.931%	02/25/34	738	498,065
Washington Mutual Alternative Mortgage, Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	475	381,819

					9,530,357

Commercial Mortgage Backed Securities 3.6%
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(f)	5.62%	02/10/51	1,920	1,410,101
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(g)	AAA(f)	4.873%	03/11/41	2,500	2,248,189
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,398,186
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(g)	AAA(f)	4.9664%	11/10/42	766	707,632
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.60%	07/10/46	3,700	2,941,868
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(g)	Aaa	5.8374%	06/10/49	5,900	4,920,608
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	1,775	1,577,060
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB, I/O(g)	Aaa	5.1349%	10/12/42	2,400	2,183,869
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(g)	Aaa	6.0195%	12/10/49	2,200	1,823,091
Commercial Mortgage Pass-Through Certificates, I/O, Ser. 2004-LB2A, Class X2, 144A(g)	AAA(f)	1.025%	03/10/39	8,723	127,859
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(g)	A-(f)	5.44%	09/15/30	890	665,789
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	793,308

CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,273,892
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(g)	AAA(f)	5.10%	08/15/38	6,800	5,225,136
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(g)	AAA(f)	5.5515%	02/15/39	2,700	2,189,053
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(g)	AAA(f)	5.8203%	05/15/46	2,200	1,529,755
DLJ Commercial Mortgage Corp., Ser. 2000-CF1,Class A1B	AAA(f)	7.62%	06/10/33	2,436	2,455,238
General Electric Capital Commercial Mortgage Corp., I/O Ser. 2004-C2, Class X2, 144A(g)	Aaa	0.727%	03/10/40	17,687	188,671
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(f)	4.697%	05/10/43	2,720	2,104,236
Greenwich Capital Commercial Funding Corp., Inc., Ser. 2005-GG5, Class A5(g)	Aaa	5.224%	04/10/37	8,050	5,948,866
Greenwich Capital Commercial Funding Corp., Inc., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	3,350,084
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(g)	AAA(f)	5.587%	04/10/38	6,650	5,691,011
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	3,298,393
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(g)	Aaa	4.853%	03/15/46	4,200	3,884,892
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,350	5,721,079
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/0(g)	Aaa	0.235%	04/15/43	124,100	443,570
JPMorgan Commercial Mortgage Finance Corp., Ser. 2003-CB6, Class A2(g)	Aaa	5.255%	07/12/37	2,100	1,875,580
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.83%	11/15/27	1,460	1,359,708
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(g)	AAA(f)	4.826%	08/15/29	3,910	3,246,330
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	3,580	2,992,922
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	1,671,262
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(g)	Aaa	6.1043%	06/12/46	1,795	1,278,244
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(g)	AAA(f)	5.7716%	10/15/42	2,600	2,110,611
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	3,614,344
Morgan Stanley Capital I, Ser. 2007-T27, AAB(g)	AAA(f)	5.6496%	06/11/42	1,105	900,213

					84,150,650

Consumer 0.2%
Avon Products, Inc., Sr. Unsec. Notes	A2	5.75%	03/01/18	1,500	1,460,211
Newell Rubbermaid, Inc., Sr. Unsec. Notes	Baa3	6.25%	04/15/18	1,700	1,421,322
Whirlpool Corp., Sr. Unsec. Notes	Baa3	6.125%	06/15/11	965	871,297

					3,752,830

Electric 0.9%
Appalachian Power Co., Sr. Unsec. Notes, Ser. J	Baa2	4.40%	06/01/10	620	614,387
Arizona Public Service Co., Sr. Unsec. Notes	Baa2	6.375%	10/15/11	1,305	1,287,560
Arizona Public Service Co., Sr. Unsec. Notes	Baa2	6.25%	08/01/16	175	154,378
Baltimore Gas & Electric Co., Sr. Unsec. Notes	Baa2	6.35%	10/01/36	550	421,704
Carolina Power & Light Co., First Mtge. Bonds	A2	5.25%	12/15/15	525	537,273
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. J2	Baa2	5.70%	03/15/13	740	753,616
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. K2	Baa2	6.95%	03/15/33	590	534,780

Consolidated Edison Co. of New York, Inc., Sr. Unsec. Notes	A1	5.375%	12/15/15	730	723,431
Consolidated Edison Co. of New York, Inc., Sr. Unsec. Notes	A1	6.75%	04/01/38	200	195,769
Consumers Energy Co., First Mtge. Bonds, Ser. B	Baa1	5.375%	04/15/13	325	324,958
Dominion Resources, Inc., Sr. Unsec. Notes, Ser. D	Baa2	5.125%	12/15/09	970	976,011
Duke Energy Carolinas LLC, First Mtge. Bonds	A2	6.05%	04/15/38	550	552,236
Duke Energy Carolinas LLC, Sr. Unsec. Notes	A3	6.10%	06/01/37	960	926,169
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.65%	04/30/38	890	854,648
El Paso Electric Co., Sr. Unsec. Notes	Baa2	6.00%	05/15/35	670	465,501
Empresa Nacional de Electricidad S.A. (Chile), Unsec. Notes, Ser. B	NR	8.50%	04/01/09	1,070	1,070,067
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,295	1,426,705
Energy East Corp., Sr. Unsec. Notes	Baa2	6.75%	09/15/33	145	101,511
Exelon Corp., Sr. Unsec. Notes	Baa1	4.90%	06/15/15	155	131,607
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.95%	10/01/33	295	298,044
Georgia Power Co., Sr. Unsec. Notes	A2	5.70%	06/01/17	495	511,717
Indiana Michigan Power Co., Sr. Unsec. Notes	Baa2	5.05%	11/15/14	460	410,309
Midamerican Energy Holdings Co., Sr. Unsec. Notes	Baa1	5.75%	04/01/18	205	201,672
Midamerican Energy Holdings Co., Sr. Unsec. Notes	Baa1	5.95%	05/15/37	300	259,185
National Rural Utilities Cooperative Finance Corp., Sr. Unsec. Notes, Ser. C, M.T.N.	A2	7.25%	03/01/12	185	192,188
Nevada Power Co., Mtge. Bonds, Ser. O	Baa3	6.50%	05/15/18	1,260	1,206,833
NiSource Finance Corp., Gtd. Notes	Baa3	5.25%	09/15/17	245	182,628
NiSource Finance Corp., Gtd. Notes	Baa3	5.45%	09/15/20	350	256,457
NSTAR Electric Co., Sr. Unsec. Notes	A1	4.875%	04/15/14	565	589,213
Oncor Electric Delivery Co., Sr. Sec. Notes	Baa3	6.375%	01/15/15	345	338,265
Oncor Electric Delivery Co., Sr. Sec. Notes	Baa3	7.00%	09/01/22	475	442,949
Pacific Gas & Electric Co., First Mtge. Bonds	A3	6.05%	03/01/34	1,550	1,516,743
PPL Electric Utilities Corp., Sr. Sec. Notes	A3	6.25%	08/15/09	1,500	1,513,074
Public Service Co. of New Mexico, Sr. Unsec. Notes	Baa3	7.95%	05/15/18	140	122,850
Public Service Electric & Gas Co., Sec. Notes, M.T.N.	A3	5.80%	05/01/37	535	512,144
Southern California Edison Co.,/First Ref. Mtge.	A2	4.65%	04/01/15	470	466,702
Xcel Energy, Inc., Sr. Unsec. Notes	Baa1	5.613%	04/01/17	199	188,294
Xcel Energy, Inc., Sr. Unsec. Notes	Baa1	6.50%	07/01/36	445	394,985

					21,656,563

Energy - Integrated
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A (original cost $1,479,380; purchased 7/13/06-2/07/07)(j)	Baa2	7.50%	07/18/16	1,425	1,033,125

Energy - Other 0.2%
Devon Financing Corp. ULC, Gtd. Notes	Baa1	7.875%	09/30/31	225	229,905
Halliburton Co., Sr. Unsec. Notes	A2	5.50%	10/15/10	150	155,887
Nexen, Inc. (Canada), Sr. Unsec. Notes	Baa3	6.40%	05/15/37	200	141,853
Pioneer Natural Resources Co., Sr. Unsec. Notes	Ba1	6.875%	05/01/18	1,500	1,102,518
Valero Energy Corp., Sr. Unsec. Notes	Baa2	6.625%	06/15/37	255	180,254
Western Oil Sands, Inc. (Canada), Sr. Sec. Notes	Baa1	8.375%	05/01/12	360	376,685
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.00%	11/15/13	1,315	1,316,176
XTO Energy, Inc., Sr. Unsec. Notes	Baa2	6.25%	08/01/17	585	570,517

					4,073,795

Foods 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.20%	01/15/39	885	868,392
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.35%	04/15/14	1,040	867,981
Cargill, Inc., Sr. Unsec. Notes, 144A	A2	6.00%	11/27/17	670	629,477

ConAgra Foods, Inc., Sr. Unsec. Notes	Baa2	7.875%	09/15/10	430	453,924
Delhaize Group (Belgium), Sr. Unsec. Notes	Baa3	6.50%	06/15/17	480	463,994
General Mills, Inc., Sr. Unsec. Notes	Baa1	6.00%	02/15/12	1,050	1,106,768
Kellogg Co., Sr. Unsec. Notes, Ser. B	A3	6.60%	04/01/11	1,875	2,005,849
Kroger Co. (The), Gtd. Notes	Baa2	6.75%	04/15/12	45	47,611
Kroger Co. (The), Gtd. Notes	Baa2	6.80%	04/01/11	670	707,856
McDonald's Corp., Sr. Unsec. Notes, M.T.N.	A3	6.30%	03/01/38	1,185	1,220,208
Tricon Global Restaurants, Sr. Unsec. Notes.	Baa3	8.875%	04/15/11	180	192,040
Tyson Foods, Inc., Gtd. Notes	Ba3	7.85%	04/01/16	735	633,200
Whitman Corp., Sr. Unsec. Notes	Baa1	6.375%	05/01/09	1,530	1,535,355

					10,732,655

Foreign Government Bonds 0.1%
DP World Ltd., Bonds, 144A	A1	6.85%	07/02/37	1,680	803,794
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	Baa1	8.625%	12/01/23	350	329,000
RSHB Capital SA for OJSC Russian Agricultural Bank, (Russia) Sr. Sec. Notes, 144A	Baa1	6.299%	05/15/17	2,190	1,515,699

					2,648,493

Gaming
Harrah's Operating Co., Inc., Gtd. Notes	Ca	5.50%	07/01/10	625	234,375

Healthcare & Pharmaceutical 0.6%
Abbott Laboratories, Sr. Unsec. Notes(e)	A1	5.875%	05/15/16	1,145	1,227,958
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	902,746
AstraZeneca PLC (United Kingdom), Sr. Unsec. Notes	A1	6.45%	09/15/37	495	513,455
Covidien International Finance SA (Luxembourg), Gtd. Notes(b)	Baa1	6.00%	10/15/17	1,150	1,166,360
Genentech, Inc., Sr. Unsec. Notes	A1	4.75%	07/15/15	280	279,854
GlaxoSmithKline Capital, Inc., Gtd. Notes(e)	A1	5.65%	05/15/18	810	830,823
GlaxoSmithKline Capital, Inc., Gtd. Notes(b)	A1	6.375%	05/15/38	870	878,578
HCA, Inc., Sr. Sec. Notes	B2	9.25%	11/15/16	1,925	1,751,750
Laboratory Corp. of America Holdings, Sr. Unsec. Notes	Baa3	5.625%	12/15/15	580	513,387
Merck & Co., Inc., Sr. Unsec. Notes	Aa3	5.95%	12/01/28	165	161,854
Merck & Co., Inc., Sr. Unsec. Notes	Aa3	5.75%	11/15/36	110	104,600
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	5.55%	12/01/13	720	756,734
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.00%	09/15/17	884	911,354
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.55%	09/15/37	340	345,728
Teva Pharmaceutical Finance LLC, Gtd. Notes	Baa2	6.15%	02/01/36	120	110,700
Wyeth, Sr. Unsec. Notes	A3	5.95%	04/01/37	1,715	1,615,077
Wyeth, Sr. Unsec. Notes(b)	A3	5.50%	03/15/13	1,210	1,259,790
Wyeth, Sr. Unsec. Notes	A3	6.45%	02/01/24	60	61,201

					13,391,949

Healthcare Insurance 0.2%
Aetna, Inc., Sr. Unsec. Notes	A3	5.75%	06/15/11	390	385,648
Aetna, Inc., Sr. Unsec. Notes	A3	6.625%	06/15/36	515	424,907
Cigna Corp., Sr. Unsec. Notes	Baa2	6.15%	11/15/36	670	470,501
Coventry Health Care, Inc., Sr. Unsec. Notes	Ba1	6.125%	01/15/15	1,290	846,842
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	6.00%	06/15/17	195	181,356
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	6.50%	06/15/37	420	349,002
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	6.625%	11/15/37	420	348,556
UnitedHealth Group, Inc., Sr. Unsec. Notes(b)	Baa1	5.25%	03/15/11	1,350	1,361,551
Wellpoint, Inc., Sr. Unsec. Notes	Baa1	5.00%	12/15/14	860	829,863

					5,198,226

Insurance 0.2%
American International Group, Inc., Jr. Sub. Notes	Ba2	6.25%	03/15/37	420	33,600
American International Group, Inc., Sr. Unsec. Notes	A3	4.25%	05/15/13	1,080	436,649
American International Group, Inc., Sr. Unsec. Notes	A3	5.05%	10/01/15	180	80,011
American International Group, Inc., Sr. Unsec. Notes, M.T.N.	A3	5.85%	01/16/18	1,660	649,897
AXA SA (France), Sub. Notes	A3	8.60%	12/15/30	155	109,301
Berkshire Hathaway Finance Corp., Gtd. Notes	Aaa	4.75%	05/15/12	440	451,740
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.00%	03/15/34	850	518,165
Lincoln National Corp., Sr. Unsec. Notes	Baa1	6.30%	10/09/37	492	210,941
Marsh & McLennan Cos., Inc., Sr. Unsec. Notes	Baa2	5.15%	09/15/10	265	258,378
MetLife, Inc., Sr. Unsec. Notes	A2	5.70%	06/15/35	1,020	704,638
MetLife, Inc., Sr. Unsec. Notes	A2	6.125%	12/01/11	335	332,057
MetLife, Inc., Sr. Unsec. Notes	A2	6.375%	06/15/34	400	301,768
St. Paul Travelers Cos., Inc. (The), Sr. Unsec. Notes	A2	6.75%	06/20/36	685	661,424
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	5.60%	05/15/15	555	453,114
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	6.15%	08/15/19	460	344,275
XL Capital Ltd. (Cayman Islands), Sr. Unsec. Notes	Baa2	5.25%	09/15/14	85	55,695

					5,601,653

Lodging 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes(b)	Ba1	6.25%	02/15/13	1,645	1,266,650
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes	Ba1	6.75%	05/15/18	2,800	1,848,000

					3,114,650

Media & Entertainment 0.1%
Time Warner, Inc., Gtd. Notes	Baa2	6.75%	04/15/11	640	649,553
Time Warner, Inc., Gtd. Notes(b)	Baa2	7.25%	10/15/17	790	749,815
Time Warner, Inc., Sr. Unsec. Notes	Baa2	9.15%	02/01/23	505	502,151
Viacom, Inc., Sr. Unsec. Notes	Baa3	6.75%	10/05/37	295	208,771
Viacom, Inc., Sr. Unsec. Notes(b)	Baa3	6.875%	04/30/36	605	441,412

					2,551,702

Metals 0.1%
Alcan, Inc. (Canada), Sr. Unsec. Notes	BBB(f)	4.50%	05/15/13	115	97,229
Alcan, Inc. (Canada), Sr. Unsec. Notes	B-(f)	5.00%	06/01/15	600	476,650
Rio Tinto Finance USA Ltd. (Luxembourg), Gtd. Notes	Baa1	5.875%	07/15/13	1,000	896,716
Southern Copper Corp., Sr. Unsec. Notes	Baa2	7.50%	07/27/35	125	90,660
United States Steel Corp., Sr. Unsec. Notes	Baa3	5.65%	06/01/13	580	437,999

					1,999,254

Mortgage Backed Securities 17.0%
Federal Home Loan Mortgage Corp.		4.50%	02/01/19-07/01/20	5,238	5,414,010
Federal Home Loan Mortgage Corp.		5.00%	07/01/18-05/01/34	9,029	9,397,839
Federal Home Loan Mortgage Corp.		5.00%	TBA 30 YR	27,000	27,759,375
Federal Home Loan Mortgage Corp.(g)		5.209%	12/01/35	2,819	2,910,734
Federal Home Loan Mortgage Corp.		5.50%	12/01/33-05/01/38	12,323	12,817,251
Federal Home Loan Mortgage Corp.		5.50%	TBA 30 YR	36,000	37,237,500
Federal Home Loan Mortgage Corp.(g)		5.517%	06/01/36	3,972	4,118,854
Federal Home Loan Mortgage Corp.		6.00%	03/01/32-12/01/33	2,964	3,129,550
Federal Home Loan Mortgage Corp.		6.00%	TBA 30 YR	13,000	13,552,500
Federal Home Loan Mortgage Corp.		6.50%	12/01/14	258	271,279
Federal Home Loan Mortgage Corp.		7.00%	01/01/31-11/01/33	3,366	3,628,484
Federal National Mortgage Assn.		4.00%	06/01/19	1,621	1,657,754

Federal National Mortgage Assn.(g)		4.02%	07/01/33	755	770,152
Federal National Mortgage Assn.		4.50%	11/01/18-01/01/35	12,386	12,780,669
Federal National Mortgage Assn.		4.50%	TBA 15 YR	8,000	8,235,000
Federal National Mortgage Assn.		5.00%	10/01/18-05/01/38	18,560	19,211,700
Federal National Mortgage Assn.		5.00%	TBA 30 YR	11,500	11,866,562
Federal National Mortgage Assn.		5.00%	TBA 30 YR	38,000	39,104,356
Federal National Mortgage Assn.		5.50%	03/01/16-08/01/38	55,578	57,871,809
Federal National Mortgage Assn.		5.50%	TBA 15 YR	7,000	7,297,500
Federal National Mortgage Assn.		5.50%	TBA 30 YR	9,250	9,576,636
Federal National Mortgage Assn.(g)		5.899%	06/01/37	10,219	10,645,185
Federal National Mortgage Assn.		6.00%	04/01/13-08/01/38	28,258	29,621,203
Federal National Mortgage Assn.		6.00%	TBA 30 YR	23,700	24,751,687
Federal National Mortgage Assn.		6.50%	07/01/17-09/01/37	11,610	12,259,888
Federal National Mortgage Assn.		7.00%	08/01/11-07/01/32	861	924,497
Federal National Mortgage Assn.		7.50%	06/01/12-05/01/32	541	574,548
Government National Mortgage Assn.		4.50%	TBA 30 YR	2,000	2,041,884
Government National Mortgage Assn.		5.00%	TBA 30 YR	2,000	2,073,750
Government National Mortgage Assn.		5.50%	11/15/32-02/15/36	11,581	12,095,477
Government National Mortgage Assn.		6.00%	02/15/33-11/15/36	5,640	5,916,985
Government National Mortgage Assn.		6.00%	TBA 30 YR	5,500	5,745,784
Government National Mortgage Assn.		6.50%	10/15/23-07/15/35	4,900	5,185,357
Government National Mortgage Assn.		8.00%	01/15/24-04/15/25	169	182,784

					400,628,543

Non-Captive Finance 0.5%
CIT Group Funding Co. (Canada), Gtd. Notes	Baa2	5.20%	06/01/15	680	430,675
General Electric Capital Corp., Sr. Unsec. Notes	Aa2	5.875%	01/14/38	720	514,286
General Electric Capital Corp., Sr. Unsec. Notes(b)	Aa2	5.625%	05/01/18	500	434,760
General Electric Capital Corp., Sr. Unsec. Notes, M.T.N.	Aa2	5.55%	05/04/20	1,190	991,402
General Electric Capital Corp., Sr. Unsec. Notes, M.T.N.	Aa2	4.375%	11/21/11	2,525	2,365,637
General Electric Capital Corp., Sr. Unsec. Notes, Ser. A, M.T.N	Aa2	6.125%	02/22/11	950	960,455
Household Finance Corp., Sr. Unsec. Notes	A3	4.75%	05/15/09	370	368,078
HSBC Finance Corp., Sr. Unsec. Notes	A3	5.70%	06/01/11	440	373,478
International Lease Finance Corp., Sr. Unsec. Notes	BBB+(f)	3.50%	04/01/09	580	579,807
International Lease Finance Corp., Sr. Unsec. Notes	Baa2	6.375%	03/25/13	1,850	1,022,306
SLM Corp., Sr. Unsec. Notes, M.T.N.	Baa2	8.45%	06/15/18	4,840	2,614,220

					10,655,104

Non-Corporate
Republic of Italy (Italy), Sr. Unsec. Notes, M.T.N.	A+(f)	5.375%	06/15/33	800	751,061

Paper
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875%	11/15/15	535	439,048

Pipelines & Other 0.3%
Atmos Energy Corp., Sr. Unsec. Notes	Baa3	4.00%	10/15/09	1,680	1,670,735
Duke Energy Field Services LLC, Sr. Unsec. Notes	Baa2	7.875%	08/16/10	1,760	1,783,941
Enterprise Products Operating LP, Gtd. Notes	Baa3	4.625%	10/15/09	740	735,634
Enterprise Products Operating LP, Gtd. Notes, Ser.B	Baa3	6.875%	03/01/33	140	115,411
Oneok Partners LP, Gtd. Notes	Baa2	6.65%	10/01/36	420	314,387
Sempra Energy, Sr. Unsec. Notes	Baa1	6.00%	02/01/13	90	91,439
Spectra Energy Capital LLC, Gtd. Notes	Baa1	6.20%	04/15/18	3,190	2,944,389
Spectra Energy Capital LLC, Sr. Unsec. Notes	Baa1	6.25%	02/15/13	235	235,018

					7,890,954

Railroads 0.2%
Burlington Northern Santa Fe Corp., Sr. Unsec. Notes	Baa1	6.70%	08/01/28	670	652,248
CSX Corp., Sr. Unsec. Notes	Baa3	6.15%	05/01/37	715	505,451
Norfolk Southern Corp., Sr. Unsec. Notes	Baa1	5.59%	05/17/25	525	459,952
Norfolk Southern Corp., Sr. Unsec. Notes	Baa1	7.80%	05/15/27	18	18,857
Union Pacific Corp., Sr. Unsec. Notes	Baa2	3.625%	06/01/10	1,375	1,369,662
Union Pacific Corp., Sr. Unsec. Notes	Baa2	6.65%	01/15/11	750	781,748

					3,787,918

Real Estate Investment Trusts 0.2%
Brandywine Operating Partners LP, U.S. Gov’t. Gtd.	Baa3	5.75%	04/01/12	1,295	862,895
Post Apartment Homes LP, Sr. Unsec. Notes	Baa3	5.45%	06/01/12	435	384,065
Post Apartment Homes LP, Sr. Unsec. Notes	Baa3	6.30%	06/01/13	660	571,992
Simon Property Group LP, Sr. Unsec. Notes	A3	5.75%	05/01/12	1,500	1,297,482
Simon Property Group LP, Sr. Unsec. Notes(b)	A3	6.125%	05/30/18	2,800	2,201,030

					5,317,464

Retailers 0.4%
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75%	08/15/11	1,000	1,048,837
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75%	06/01/17	1,640	1,599,266
Federated Retail Holdings, Inc., Gtd. Notes	Ba2	5.35%	03/15/12	390	306,132
Federated Retail Holdings, Inc., Gtd. Notes	Ba2	5.90%	12/01/16	5	3,172
Home Depot, Inc. (The), Sr. Unsec. Notes	Baa1	5.875%	12/16/36	325	230,159
May Department Stores Co. (The), Gtd. Notes	Ba2	6.65%	07/15/24	135	72,646
Nordstrom, Inc., Sr. Unsec. Notes(b)	Baa2	6.25%	01/15/18	4,500	3,530,052
Target Corp., Sr. Unsec. Notes	A2	7.00%	01/15/38	1,525	1,428,515
Wal-Mart Stores, Inc., Sr. Unsec. Notes	Aa2	5.25%	09/01/35	245	220,191
Wal-Mart Stores, Inc., Sr. Unsec. Notes	Aa2	6.20%	04/15/38	1,045	1,056,257

					9,495,227

Technology 0.3%
CA, Inc., Sr. Unsec. Notes	Ba1	4.75%	12/01/09	1,500	1,500,000
Computer Sciences Corp., Sr. Unsec. Notes	Baa1	6.50%	03/15/18	1,800	1,706,483
Electronic Data Systems Corp., Sr. Unsec. Notes	A2	7.45%	10/15/29	120	130,380
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	989,347
Intuit, Inc., Sr. Unsec. Notes.	Baa2	5.40%	03/15/12	600	565,377
Jabil Circuit, Inc., Sr. Unsec. Notes	Ba1	5.875%	07/15/10	255	243,525
Motorola, Inc., Sr. Unsec. Notes	Baa3	8.00%	11/01/11	49	44,947
Oracle Corp., Sr. Unsec. Notes	A2	6.50%	04/15/38	600	598,426

					5,778,485

Telecommunications 1.0%
America Movil SAB de CV (Mexico), Gtd. Notes	A3	6.375%	03/01/35	580	465,909
AT&T Corp., Gtd. Notes(e)	A2	8.00%	11/15/31	1,530	1,661,863
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	697,732
AT&T Wireless Services, Inc., Sr. Unsec. Notes	A2	8.75%	03/01/31	1,339	1,468,424
AT&T, Inc., Sr. Unsec. Notes	A2	4.125%	09/15/09	1,070	1,079,841
AT&T, Inc., Sr. Unsec. Notes	A2	5.30%	11/15/10	1,260	1,298,143
BellSouth Corp., Sr. Unsec. Notes	A2	4.20%	09/15/09	1,175	1,186,199
Cingular Wireless LLC, Sr. Unsec. Notes	A2	7.125%	12/15/31	505	486,011
Deutsche Telekom International Finance BV
(Netherlands), Gtd. Notes	Baa1	8.75%	06/15/30	295	315,151
Embarq Corp., Sr. Unsec. Notes	Baa3	7.082%	06/01/16	350	315,000
Embarq Corp., Sr. Unsec. Notes	Baa3	7.995%	06/01/36	1,600	1,200,000
France Telecom SA (France), Sr. Unsec. Notes	A3	8.50%	03/01/31	375	472,802
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec. Notes	Baa2	8.00%	10/01/10	530	548,314
PCCW-HKT Capital Ltd., Gtd. Notes, 144A	Baa2	8.00%	11/15/11	2,370	2,291,131
Qwest Capital Funding, Inc., Gtd. Notes(b)	B1	7.00%	08/03/09	1,500	1,496,250

Qwest Corp., Sr. Unsec. Notes(b)	Ba1	8.875%	03/15/12	2,000	1,975,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.25%	11/15/13	320	287,372
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	215,781
TELUS Corp. (Canada), Sr. Unsec. Notes	Baa1	8.00%	06/01/11	1,255	1,306,351
U.S. Cellular Corp., Sr. Unsec. Notes	Baa2	6.70%	12/15/33	275	207,899
Verizon Communications, Inc., Sr. Unsec. Notes(b)	A3	6.10%	04/15/18	3,400	3,368,329
Vodafone Group PLC (United Kingdom), Sr. Unsec. Notes	Baa1	7.75%	02/15/10	800	830,066

					23,173,568

Tobacco 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	10.20%	02/06/39	135	137,908
Altria Group, Inc., Gtd. Notes(b)	Baa1	9.70%	11/10/18	985	1,072,173
Altria Group, Inc., Gtd. Notes(b)	Baa1	9.25%	08/06/19	215	229,877
Philip Morris International, Inc., Sr. Unsec. Notes(b)	A2	4.875%	05/16/13	860	869,383
Reynolds American, Inc., Sr. Sec. Notes	Baa3	7.25%	06/15/37	320	233,654

					2,542,995

U.S. Government Agency Obligations 2.7%
Federal Farm Credit Bank		3.875%	10/07/13	3,070	3,226,352
Federal Farm Credit Bank		4.875%	01/17/17	855	931,019
Federal Home Loan Bank		2.25%	04/13/12	8,710	8,776,501
Federal Home Loan Bank		4.50%	05/13/11	160	169,814
Federal Home Loan Bank		4.75%	04/24/09	4,470	4,482,844
Federal Home Loan Bank		5.00%	11/17/17	1,225	1,338,456
Federal Home Loan Bank		5.625%	06/11/21	2,390	2,681,186
Federal Home Loan Mortgage Corp.		2.125%	03/23/12	7,300	7,355,319
Federal Home Loan Mortgage Corp.		2.50%	01/07/14	4,015	4,017,814
Federal Home Loan Mortgage Corp.		3.75%	03/27/19	4,835	4,899,939
Federal Home Loan Mortgage Corp.		5.25%	04/18/16	3,935	4,452,736
Federal National Mortgage Assn.		1.75%	03/23/11	245	246,577
Federal National Mortgage Assn.		2.75%	03/13/14	3,450	3,491,183
Federal National Mortgage Assn.		6.625%	11/15/30	2,245	2,946,030
General Electric Capital Corp., FDIC Gtd. Notes(b)		3.00%	12/09/11	7,820	8,051,785
Tennessee Valley Authority, Notes		4.50%	04/01/18	1,445	1,496,254
Wells Fargo & Co., FDIC Gtd. Notes(b)		2.125%	06/15/12	4,605	4,624,852

					63,188,661

U.S. Government Treasury Obligations 5.7%
United States Treasury Bonds		3.50%	02/15/39	1,860	1,837,922
United States Treasury Bonds		4.50%	05/15/38	1,765	2,060,637
United States Treasury Bonds		5.50%	08/15/28	540	681,497
United States Treasury Bonds		6.00%	02/15/26	385	507,237
United States Treasury Bonds		6.125%	08/15/29	325	442,406
United States Treasury Bonds(b)		6.25%	08/15/23	8,995	11,834,046
United States Treasury Bonds(b)		7.50%	11/15/16	4,395	5,900,630
United States Treasury Bonds		7.875%	02/15/21	2,290	3,320,857
United States Treasury Bonds		8.125%	08/15/21	3,665	5,447,678
United States Treasury Bonds		8.75%	05/15/20	180	274,106
United States Treasury Bonds		8.75%	08/15/20	2,830	4,317,519
United States Treasury Bonds		8.875%	08/15/17	5,505	8,032,136
United States Treasury Inflation Index Bonds		2.375%	01/15/25	1,528	1,588,490
United States Treasury Inflation Index Bonds		3.375%	04/15/32	250	320,874
United States Treasury Inflation Index Bonds		3.625%	04/15/28	933	1,150,535
United States Treasury Inflation Index Notes		0.63%	04/15/13	674	667,238
United States Treasury Inflation Index Notes		0.88%	04/15/10	1,504	1,496,891
United States Treasury Inflation Index Notes		1.375%	07/15/18	656	650,607
United States Treasury Inflation Index Notes		1.625%	01/15/15	1,172	1,183,677
United States Treasury Inflation Index Notes		1.625%	01/15/18	806	814,742

United States Treasury Inflation Index Notes		1.75%	01/15/28	791	757,440
United States Treasury Inflation Index Notes		1.875%	07/15/13	2,650	2,715,936
United States Treasury Inflation Index Notes		1.875%	07/15/15	906	929,782
United States Treasury Inflation Index Notes		2.00%	04/15/12	723	743,845
United States Treasury Inflation Index Notes		2.00%	01/15/14	1,028	1,059,465
United States Treasury Inflation Index Notes		2.00%	07/15/14	1,182	1,219,980
United States Treasury Inflation Index Notes		2.00%	01/15/16	1,000	1,031,397
United States Treasury Inflation Index Notes		2.00%	01/15/26	1,016	1,004,368
United States Treasury Inflation Index Notes		2.125%	01/15/19	354	376,887
United States Treasury Inflation Index Notes		2.375%	04/15/11	984	1,009,368
United States Treasury Inflation Index Notes		2.375%	01/15/17	885	939,322
United States Treasury Inflation Index Notes		2.375%	01/15/27	832	869,177
United States Treasury Inflation Index Notes		2.50%	01/15/29	374	404,597
United States Treasury Inflation Index Notes		2.625%	07/15/17	810	879,387
United States Treasury Inflation Index Notes		3.00%	07/15/12	1,333	1,418,045
United States Treasury Inflation Index Notes		3.375%	01/15/12	428	455,171
United States Treasury Inflation Index Notes		3.50%	01/15/11	619	645,877
United States Treasury Inflation Index Notes		3.875%	04/15/29	976	1,253,540
United States Treasury Notes		0.88%	03/31/11	2,895	2,898,845
United States Treasury Notes		1.375%	03/15/12	925	931,432
United States Treasury Notes		1.75%	03/31/14	26,630	26,721,553
Unites States Treasury Notes(b)		2.75%	02/15/19	9,180	9,230,215
United States Treasury Notes		5.125%	05/15/16	1,900	2,266,641
United States Treasury Strips, I/O(b)(i)		3.18%	02/15/19	4,295	3,152,882
United States Treasury Strips(b)(i)		3.48%	05/15/20	7,430	5,063,864
United States Treasury Strips, I/O(b)(i)		3.59%	11/15/18	1,230	910,535
United States Treasury Strips(b)(i)		4.06%	02/15/20	8,090	5,588,216
United States Treasury Strips, I/O(b)(i)		4.16%	05/15/20	5,865	3,989,825
United States Treasury Strips(i)		4.35%	11/15/20	2,455	1,622,767
United States Treasury Strips(i)		4.60%	11/15/21	1,545	977,121
United States Treasury Strips(i)		5.64%	08/15/29	4,545	2,098,345

					135,695,550

TOTAL LONG-TERM BONDS (cost $952,902,582)					909,452,454

BANK LOANS 0.6%

Automotive
Oshkosh Truck Corp., Bank Loan(h)	B2	7.059%	12/06/13	251	186,598

Cable
Insight Midwest Holdings LLC, Bank Loan(h)	B1	2.25%	10/06/13	1,216	1,033,247

Electric 0.1%
NRG Energy, Bank Loan(h)	Ba1	2.62%	02/01/13	439	393,690
NRG Energy, Bank Loan(h)	Ba1	2.72%	02/01/13	822	736,835
Texas Competitive Electric Holdings Co. LLC, Bank Loan(h)	Ba3	4.0331%	10/10/14	985	647,791

					1,778,316

Healthcare & Pharmaceutical 0.2%
Community Health Systems, Bank Loan(h)	Ba3	2.7681%	07/25/14	81	69,866
Community Health Systems, Bank Loan(h)	Ba3	3.441%	07/25/14	1,588	1,369,495
DaVita, Inc., Bank Loan(h)	Ba1	2.372%	10/05/12	1,200	1,107,333
HCA, Inc., Bank Loan(h)	Ba3	3.47%	11/18/13	1,912	1,624,261
Health Management Association, Bank Loan(h)	B1	2.97%	02/28/14	1,124	906,511

					5,077,466

Paper 0.1%
Domtar Corp., Bank Loan(h)	Baa3	1.9081%	03/05/14	949	807,958
Georgia Pacific, Bank Loan(h)	Baa3	3.258%	12/20/12	883	777,106

					1,585,064

Pipelines & Other
Enterprise GP Holdings LP, Bank Loan(h)	Ba2	3.302%	11/08/14	990	923,175

Technology 0.2%
First Data Corp., Bank Loan(h)	Ba3	3.2719%	09/24/14	1,478	991,977
First Data Corp., Bank Loan(h)	Ba3	3.2719%	09/24/14	1,182	794,452
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	3.3444%	10/01/14	286	183,745
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	3.681%	10/01/14	995	639,433
Metavante Corp., Bank Loan(h)	Ba2	2.92%	11/01/14	990	878,625
Sensata Technologies, Bank Loan(h)	B3	2.9344%	04/27/13	1,375	576,231

					4,064,463

TOTAL BANK LOANS (cost $18,396,954)					14,648,329

TOTAL LONG-TERM INVESTMENTS (cost $2,548,768,534)					2,268,013,782

				Shares
SHORT-TERM INVESTMENTS 21.4%

AFFILIATED MUTUAL FUNDS 21.2%
Dryden Core Investment Fund - Short-Term Bond Series(d)				17,237,087	126,692,590
Dryden Core Investment Fund - Taxable Money
Market Series (includes $237,649,776 of cash collateral for securities on loan)(c)(d)				374,798,623	374,798,623

TOTAL AFFILIATED MUTUAL FUNDS (cost $545,524,122)					501,491,213

				Principal Amount (000)
U.S. Government Treasury Obligation 0.2%
United States Treasury Bill (cost $4,599,093)(k)		0.10%	06/11/09	$4,600	4,598,349

				Contracts
OUTSTANDING OPTION PURCHASED
CALL OPTION
U.S. 5 Yr. Future Options, expiring 4/24/09 @ 117 (cost $39,443)				30	56,016

TOTAL SHORT-TERM INVESTMENTS (cost $550,162,658)					506,145,578

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 117.4% (cost $3,098,931,192)					2,774,159,360

OUTSTANDING OPTION WRITTEN
CALL OPTION
U.S. 5 Yr. Future Options, expiring 4/24/09 @ 118.5 (premiums received $16,103)	30	(21,328)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN 117.4% (cost $3,098,915,089)		2,774,138,032
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(m) (17.4%)		(411,297,883)

NET ASSETS 100.0%		$2,362,840,149

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Guaranteed issued under the temporary liquidity guarantee program.
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
*	The rating reflected is as of March 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $230,468,265; cash collateral of $237,649,776 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2009.
(h)	Indicates a security that has been deemed illiquid.
(i)	Represents zero-coupon bond. Rate shown reflects effective yield at March 31, 2009.
(j)	Indicates a restricted security; the aggregate original cost of such securities is $3,615,457. The aggregate market value of $2,451,373 is approximately 0.1% of net assets.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Represents issuer in default on interest payments and/or principal repayment; non income producing security.
(m)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Long Positions:
296	2-Yr. U.S. T-Notes	Jun. 2009	$64,188,791	$64,495,625	$306,834
264	5-Yr. U.S. T-Notes	Jun. 2009	30,946,601	31,354,124	407,523
54	10-Yr. U.S. T-Notes	Jun. 2009	6,699,957	6,700,219	262
175	S&P 500 Index	Jun. 2009	30,290,875	34,772,500	4,481,625
90	U.S. Long Bond	Jun. 2009	11,490,825	11,673,281	182,456

					$5,378,700

Interest rate swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Citibank NA(a)	1/20/2014	$1,315	1.968%	3 Month LIBOR	$10,088
Citibank NA(b)	10/20/2013	1,330	4.059%	3 Month LIBOR	134,223
Merrill Lynch Capital Services, Inc.(b)	5/15/2016	2,660	2.643%	3 Month LIBOR	8,963
Merrill Lynch Capital Services, Inc.(a)	5/15/2016	2,660	4.397%	3 Month LIBOR	(340,697)
Morgan Stanley Capital Services, Inc.(a)	3/27/2014	4,035	2.385%	3 Month LIBOR	(34,740)

					$(222,163)

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1)
Citibank NA	9/20/2012	$3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	82,123	—	$82,123
Barclays Bank PLC	9/20/2012	2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	186,856	—	186,856
Deutsche Bank AG	6/20/2013	1,850	2.00%	International Lease Finance Corp., 4.15%, 01/20/15	698,274	—	698,274
JPMorgan Chase Bank	6/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	148,352	—	148,352
Credit Suisse International	6/20/2018	3,400	0.97%	Verizon Communications, Inc., 4.90%, 09/15/15	1,597	—	1,597
Merrill Lynch Capital Services, Inc.	9/20/2016	735	1.73%	Tyson Foods, Inc., 6.85%, 04/01/16	40,791	—	40,791
Morgan Stanley Capital Services, Inc.	3/20/2018	1,500	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(11,934)	—	(11,934)
Barclays Bank PLC	3/20/2018	1,800	1.22%	Computer Sciences Corp., 5.00%, 02/15/13	(68,162)	—	(68,162)
Deutsche Bank AG	3/20/2018	4,500	0.99%	Nordstrom, Inc., 6.95%, 3/15/28	665,074	—	665,074
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.13%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(1,642)	—	(1,642)
Morgan Stanley Capital Services, Inc.	6/20/2018	1,700	1.00%	Newell Rubbermaid, Inc., 6.35%, 7/15/28	184,814	—	184,814
Merrill Lynch Capital Services, Inc.	6/20/2018	1,800	3.05%	SLM Corp., 5.125%. 06/27/12	715,904	—	715,904
Deutsche Bank AG	6/20/2018	2,200	1.15%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(10,672)	—	(10,672)
Morgan Stanley Capital Services, Inc.	6/20/2018	2,800	0.97%	Simon Property Group L.P., 5.25%, 12/01/16	731,532	—	731,532
Merrill Lynch Capital Services, Inc.	6/20/2018	2,800	1.45%	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	658,362	—	658,362
Citibank NA	3/25/2035	523	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, 03/25/35	443,955	166,996	276,959
Citibank NA	1/25/2035	506	3.00%	Morgan Stanley ABS Capital I, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	458,703	141,739	316,964
Barclays Bank PLC	9/25/2035	851	3.55%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 09/25/35	849,419	—	849,419
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	936,872	—	936,872
Citibank NA	3/20/2014	1,000	3.95%	Whirlpool Corp., 7.75%, 7/15/16	42,333	—	42,333
Deutsche Bank AG	3/20/2014	1,645	7.05%	Starwood Hotels & Resorts Worldwide, 7.875%, 5/1/12	(10,895)	—	(10,895)
Credit Suisse International	6/20/2014	1,700	2.17%	Black & Decker Corp., 5.75%, 11/15/16	401	—	401

					$6,742,057	$308,735	$6,433,322

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/ (Received	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Asset-Backed Issues - Sell Protection(2)
Merrill Lynch Capital Services, Inc.	3/25/2036	$1,000	9.00%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	$(919,146)	$—	$(919,146)

					$5,822,911	$308,735	$5,514,176

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value at 3/31/09
Credit Contracts	$5,514,176
Equity Contracts	4,481,625
Interest rate contracts	709,600

Total	$10,705,401

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$1,845,460,228	$5,378,700
Level 1 - Quoted Prices - Short	(21,328)	—
Level 2 - Other Significant Observable Inputs	928,699,132	3,830,945
Level 3 - Significant Unobservable Inputs	—	1,461,068

Total	$2,774,138,032	$10,670,713

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 12/31/08	$1,511,232
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	(50,164)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$1,461,068

*	The realized gain earned during the period for other financial instruments was $90,882.

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 94.6%
COMMON STOCKS 94.4%

Australia 2.6%
Amcor Ltd.	203,600	$629,708
Australia and New Zealand Banking Group, Ltd.	89,300	975,811
AWB Ltd.	271,500	232,531
BlueScope Steel Ltd.	218,400	391,788
Centennial Coal Co., Ltd.	220,700	311,089
CSR Ltd.	21,942	18,351
Downer EDI Ltd.	215,400	665,865
Goodman Fielder Ltd.	443,900	321,690
Macquarie Group Ltd.	11,200	210,897
National Australian Bank Ltd.	86,200	1,203,298
OZ Minerals Ltd.	268,220	103,512
Pacific Brands Ltd.	460,600	78,667
Qantas Airways Ltd.	520,100	628,437
QBE Insurance Group Ltd.	163,756	2,196,789
TABCORP Holdings Ltd.	90,900	410,541
Woolworths Ltd.	132,526	2,300,209
WorleyParsons Ltd.	39,429	496,897

		11,176,080

Austria
Voestalpine AG	9,500	124,324

Belgium
AGFA-Gevaert NV(a)	62,200	104,952

Bermuda 0.9%
Covidien Ltd.	48,900	1,625,436
Tyco Electronics Ltd.	94,300	1,041,072
Tyco International Ltd.	61,500	1,202,940

		3,869,448

Brazil 1.4%
BM&F BOVESPA SA	186,712	567,440
Itau Unibanco Banco Multiplo SA, ADR	92,526	1,006,683
Petroleo Brasileiro SA	94,536	1,166,341
Petroleo Brasileiro SA, ADR	85,994	2,620,238
Redecard SA	31,000	375,648
Weg SA	70,500	349,499

		6,085,849

Canada 1.8%
Agnico-Eagle Mines Ltd.(b)	15,693	893,246
Brookfield Asset Management, Inc. (Class A Stock)	36,626	504,706
Canadian National Railway Co.(b)	47,800	1,694,510

Potash Corp. of Saskatchewan, Inc.	23,052	1,862,832
Shoppers Drug Mart Corp.	62,595	2,151,703
Tim Hortons, Inc.	31,032	797,706

		7,904,703

China 0.8%
China Life Insurance Co. Ltd. (Class H Stock)	518,000	1,703,708
China Merchants Bank Co. Ltd. (Class H Stock)	555,500	967,872
China Oilfield Services Ltd. (Class H Stock)	942,000	746,561

		3,418,141

Denmark 1.1%
Danisco A/S	14,500	433,861
Danske Bank A/S(a)	44,500	374,647
H Lundbeck A/S	49,400	841,492
Novo Nordisk SA (Class B Stock)	63,616	3,046,705
Vestas Wind Systems A/S(a)	5,931	260,245

		4,956,950

Finland 0.3%
Pohjola Bank PLC	30,700	181,099
Rautaruukki Oyj	22,300	357,312
Tietoenator Oyj	56,200	583,154

		1,121,565

France 4.4%
Alstom SA	32,957	1,707,028
Arkema SA	530	8,380
BNP Paribas	19,800	818,654
Ciments Francais SA	5,200	380,257
Compagnie Generale des Etablissements Michelin (Class B Stock)	8,400	311,706
Credit Agricole SA	29,400	324,675
France Telecom SA	42,900	977,500
Iliad SA	13,928	1,299,036
Lagardere SCA	14,000	393,120
Rallye SA	13,400	241,057
Safran SA	72,500	675,230
Sanofi-Aventis SA	43,600	2,454,951
Schneider Electric SA	20,721	1,379,528
Thales SA	13,700	519,481
Thomson	80,000	73,020
Total SA	27,900	1,387,271
Total SA, ADR	73,700	3,615,721
Valeo SA	5,800	84,803
Vinci SA	42,107	1,563,901
Vivendi	32,900	870,943

		19,086,262

Germany 2.9%
Aurubis AG	10,300	262,060
BASF AG	38,800	1,184,099
Beiersdorf AG	24,268	1,087,864

Daimler AG	19,500	502,870
Deutsche Bank AG	11,600	476,533
Deutsche Lufthansa AG	51,700	563,935
E.ON AG	126,811	3,546,536
Hannover Rueckversicherung AG	11,800	376,261
Metro AG	16,400	540,805
MTU Aero Engines Holding AG	28,100	653,341
Muenchener Rueckversicherungs AG	12,000	1,466,778
RWE AG	7,100	500,991
Suedzucker AG	21,000	404,281
ThyssenKrupp AG	65,000	1,148,578

		12,714,932

Greece
Alpha Bank A.E.	19,800	131,006

Hong Kong 0.8%
Chaoda Modern Agriculture Holdings Ltd.	966,070	575,772
Citic Pacific Ltd.	204,000	231,183
CNOOC Ltd.	1,128,000	1,133,481
Li & Fung Ltd.	312,000	731,424
Noble Group Ltd.	1,298,000	1,016,009

		3,687,869

India 0.4%
Infosys Technologies Ltd., ADR(b)	58,087	1,546,857

Indonesia 0.2%
Bank Rakyat Indonesia	1,825,000	665,194

Ireland 0.6%
Allied Irish Banks PLC	42,100	33,561
Bank of Ireland (Governor & Co)	83,300	57,550
CRH PLC	44,539	969,281
Irish Life & Permanent PLC	51,300	76,336
Ryanair Holdings PLC, ADR(a)(b)	66,115	1,527,918

		2,664,646

Israel 0.8%
Teva Pharmaceutical Industries Ltd., ADR(b)	76,145	3,430,332

Italy 1.3%
Banco Popolare SC(a)	38,200	175,604
Enel SpA	92,100	442,041
ENI SpA	89,300	1,734,581
Finmeccanica SpA	20,900	260,184
Fondiaria-Sai SpA	19,900	232,665
Indesit Co. SpA	51,100	125,260
Saipem SpA	77,355	1,377,173
Telecom Italia SpA	796,300	1,027,286
Unione di Banche Italiane SCPA	33,200	365,889

		5,740,683

Japan 7.2%
Aeon Credit Service Co., Ltd.	16,100	147,391
Alpine Electronics, Inc.	41,600	271,954
Alps Electric Co. Ltd.	49,700	171,813
Aoyama Trading Co. Ltd.	19,200	253,480
Asahi Kasei Corp.	226,100	821,193
Astellas Pharma, Inc.	36,200	1,120,250
Circle K Sunkus Co. Ltd.	46,900	668,603
Denki Kagaku Kogyo K K	224,900	407,842
Fast Retailing Co. Ltd.	9,500	1,087,744
Fuji Heavy Industries Ltd.	129,000	429,344
Hitachi Credit Corp.	30,200	325,085
Hitachi Information Systems Ltd.	28,300	465,488
Honda Motor Co. Ltd.	17,100	407,079
Jupiter Telecommunications Co., Ltd.	2,422	1,617,944
KDDI Corp.	200	941,828
Keihin Corp.	78,900	855,813
Kurabo Industries Ltd.	173,100	238,508
Kyoei Steel Ltd.	42,800	843,099
Kyowa Exeo Corp.	56,000	457,337
Marubeni Corp.	196,700	619,514
Mitsubishi Corp.	34,400	456,031
Mitsui & Co., Ltd.	66,000	672,361
Mitsui Chemicals, Inc.	148,000	362,272
Mizuho Financial Group, Inc.	198,100	386,842
Nifco, Inc.	33,400	364,690
Nintendo Co. Ltd.	9,900	2,896,064
Nippon Express Co. Ltd.	160,000	504,228
Nippon Light Metal Co. Ltd.	457,000	336,830
Nippon Oil Corp.	185,600	924,773
Nippon Shokubai Co. Ltd.	161,000	1,015,993
Nippon Telegraph and Telephone Corp.	37,000	1,412,094
Nissan Motor Co. Ltd.	116,900	422,515
NTT DoCoMo, Inc.	600	817,461
Omron Corp.	36,200	429,367
Panasonic Corp.	74,000	816,872
Ricoh Co. Ltd.	64,600	781,138
Sanwa Holdings Corp.	281,000	791,126
Seiko Epson Corp.	17,100	235,208
Seino Holdings Corp.	36,000	174,122
Sumitomo Corp.	115,400	1,002,767
Sumitomo Electric Industries Ltd.	72,300	609,177
Sumitomo Mitsui Financial Group, Inc.	10,000	352,114
Sumitomo Trust & Banking Co. Ltd. (The)	126,000	487,846
Takeda Pharmaceutical Co. Ltd.	24,900	863,895
Terumo Corp.	31,300	1,162,662
Toyota Motor Corp.	29,500	937,034
Yokohama Rubber Co. Ltd. (The)	59,600	250,764

		31,617,555

Liechtenstein
Verwalt & Privat-Bank AG	2,578	151,061

Netherlands 1.9%
Aegon NV	56,800	220,659

CSM	31,300	365,452
ING Groep NV, ADR	80,400	443,302
Koninklijke DSM NV	31,100	818,747
OCE NV	53,300	158,695
QIAGEN NV(a)	74,183	1,209,329
Royal Dutch Shell PLC, ADR	36,150	1,601,444
Royal Dutch Shell PLC (Class B Stock)	162,200	3,563,123

		8,380,751

New Zealand 0.1%
Air New Zealand Ltd.	737,900	378,839
Fisher & Paykel Appliances Holdings Ltd.	319,700	89,414

		468,253

Norway 0.4%
DnB NOR ASA	120,700	543,313
Norsk Hydro ASA	54,500	205,991
StatoilHydro ASA	45,100	797,951

		1,547,255

Portugal 0.2%
Banco Espirito Santo SA	55,100	214,494
Portugal Telecom SGPS SA	109,400	847,386

		1,061,880

Singapore 0.3%
MobileOne Ltd.	390,330	383,026
Neptune Orient Lines Ltd.	215,800	167,735
Singapore Airlines Ltd.	134,266	885,469

		1,436,230

South Africa 0.6%
MTN Group Ltd.	143,424	1,589,814
Naspers Ltd.	58,600	989,813

		2,579,627

Spain 2.5%
Banco Bilbao Vizcaya Argentaria SA	94,800	769,564
Banco Santander SA	25,333	166,208
Banco Santander SA	228,100	1,572,853
Endesa SA	26,300	491,987
Iberdrola Renovables SA(a)	364,888	1,512,549
Inditex SA	44,346	1,729,251
Repsol YPF SA	66,100	1,144,304
Telefonica SA	180,078	3,593,568

		10,980,284

Sweden 0.6%
Electrolux AB, Ser. B	56,900	446,511
Hennes & Mauritz AB (Class B Stock)	26,500	996,241

Nordea Bank AB	45,600	227,462
Svenska Handelbanken AB (Class A Stock)	72,200	1,023,346

		2,693,560

Switzerland 5.0%
ABB Ltd.	139,676	1,949,795
Actelion Ltd.(a)	25,845	1,179,520
Adecco SA	13,100	409,469
Baloise Holding AG	14,300	915,185
Ciba Holding AG(a)	11,600	505,863
Clariant AG	103,700	401,754
Credit Suisse Group AG	104,155	3,171,406
Georg Fischer AG(a)	2,000	234,385
Nestle SA	83,264	2,814,723
Rieter Holding AG	2,200	236,177
Roche Holdings AG	23,023	3,159,266
Roche Holding AG, ADR(b)	53,566	1,842,670
SGS SA	1,415	1,485,483
Swiss Reinsurance	25,500	417,570
Swisscom AG	6,200	1,741,588
Zurich Financial Services AG	9,400	1,487,253

		21,952,107

Taiwan 0.3%
MediaTek, Inc.	115,000	1,082,572

United Kingdom 10.4%
AMEC PLC	93,814	718,136
Amlin PLC	139,217	687,156
AstraZeneca PLC	71,500	2,514,513
Autonomy Corp. PLC(a)	102,829	1,925,443
Aviva PLC	118,200	366,757
BAE Systems PLC	544,559	2,613,639
Barclays PLC	158,700	337,010
Beazley Group PLC	289,000	356,616
BG Group PLC	213,770	3,235,966
BHP Billiton PLC, ADR(b)	30,000	1,186,500
BP PLC	472,900	3,199,306
Brit Insurance Holdings PLC	227,200	588,424
British Sky Broadcasting PLC	275,883	1,716,005
BT Group PLC	602,100	675,585
Cairn Energy PLC(a)	23,695	739,470
Capita Group PLC	270,298	2,631,463
Centrica PLC	88,100	287,898
Davis Service Group PLC	24,300	91,264
Drax Group PLC	94,500	700,336
DS Smith PLC	230,900	165,653
GKN PLC	302,000	295,743
GlaxoSmithKline PLC	55,000	858,216
IMI PLC	178,800	695,892
Legal & General Group PLC	624,000	384,997
Lloyds Banking Group PLC	229,675	232,990
Marston’s PLC	289,300	561,423
Northern Foods PLC	211,500	154,769
Old Mutual PLC	527,200	392,597

Petrofac Ltd.	81,227	623,532
Reckitt Benckiser Group PLC	79,306	2,980,205
Rolls-Royce Group PLC(a)	537,294	2,266,543
Rotork PLC	43,573	532,674
Royal Bank of Scotland Group PLC	263,527	92,639
RSA Insurance Group PLC	300,200	560,393
Spectris PLC	98,200	567,129
Standard Chartered PLC	173,214	2,153,556
Tate & Lyle PLC	127,900	478,061
Tomkins PLC	396,100	689,114
Tullow Oil PLC	156,538	1,803,599
Vedanta Resources PLC	110,565	1,071,637
Vodafone Group PLC	1,642,228	2,892,408
WPP PLC	100,200	564,662

		45,589,919

United States 44.6%
3M Co.	32,200	1,600,984
Abbott Laboratories	38,129	1,818,753
Air Products & Chemicals, Inc.	20,057	1,128,206
Alcoa, Inc.(b)	82,200	603,348
Altria Group, Inc.	48,400	775,368
American Express Co.	72,500	988,175
Ameriprise Financial, Inc.	59,500	1,219,155
Amgen, Inc.(a)(b)	26,650	1,319,708
Analog Devices, Inc.	28,700	553,049
Apple, Inc.(a)	45,288	4,760,675
AT&T, Inc.	109,900	2,769,480
Avon Products, Inc.	59,600	1,146,108
Baker Hughes, Inc.(b)	59,500	1,698,725
Bank of America Corp.	325,400	2,219,228
Bank of New York Mellon Corp. (The)	31,500	889,875
Boston Scientific Corp.(a)	74,900	595,455
Cablevision Systems Corp. (Class A Stock)(b)	93,300	1,207,302
Chevron Corp.	61,750	4,152,070
Coca-Cola Co. (The)	28,350	1,245,983
Costco Wholesale Corp.	59,306	2,747,054
CVS Caremark Corp.	132,767	3,649,765
Dell, Inc.(a)	140,300	1,330,044
E.I. du Pont de Nemours & Co.	50,600	1,129,898
Entergy Corp.	25,700	1,749,913
Exxon Mobil Corp.	66,250	4,511,625
Fifth Third Bancorp	98,700	288,204
Fortune Brands, Inc.	43,100	1,058,105
General Dynamics Corp.	80,630	3,353,402
General Electric Co.	206,100	2,083,671
Genzyme Corp.(a)	5,589	331,931
Gilead Sciences, Inc.(a)	27,941	1,294,227
Goldman Sachs Group, Inc. (The)	42,650	4,521,753
Google, Inc. (Class A Stock)(a)	11,398	3,967,188
H&R Block, Inc.	64,200	1,167,798
Hartford Financial Services Group, Inc.	22,400	175,840
Home Depot, Inc. (The)	135,300	3,187,668
Honeywell International, Inc.	33,900	944,454
Illinois Tool Works, Inc.	62,300	1,921,955
Intel Corp.	42,000	632,100

International Business Machines Corp.	40,600	3,933,734
International Paper Co.	91,500	644,160
Johnson & Johnson	69,335	3,647,021
JPMorgan Chase & Co.	268,006	7,123,599
Kraft Foods, Inc. (Class A Stock)	33,400	744,486
Liberty Media Corp. – Entertainment (Class A Stock)(a)	48,100	959,595
Lockheed Martin Corp.	63,945	4,414,123
Lowe’s Cos., Inc.	131,997	2,408,945
Marsh & McLennan Cos., Inc.	108,400	2,195,100
Mastercard, Inc. (Class A Stock)(b)	28,650	4,798,302
McDonald’s Corp.	160,724	8,770,710
Merck & Co., Inc.(b)	85,100	2,276,425
Microsoft Corp.	166,900	3,065,953
Monsanto Co.	61,633	5,121,702
Morgan Stanley(b)	21,400	487,278
Murphy Oil Corp.	43,650	1,954,211
New York Times Co. (The) (Class A Stock)(b)	52,600	237,752
Newell Rubbermaid, Inc.	118,300	754,754
Nike, Inc. (Class B)(b)	58,392	2,738,001
NiSource, Inc.	64,600	633,080
Norfolk Southern Corp.	53,451	1,803,971
Pfizer, Inc.	109,600	1,492,752
Philip Morris International, Inc.	21,400	761,412
Pinnacle West Capital Corp.(b)	37,300	990,688
Praxair, Inc.	91,780	6,175,876
QUALCOMM, Inc.	83,887	3,264,043
Qwest Communications International, Inc.(b)	141,800	484,956
Raytheon Co.	26,700	1,039,698
Schering-Plough Corp.(b)	162,544	3,827,911
Schlumberger Ltd.	13,300	540,246
Southwest Airlines Co.	232,300	1,470,459
Spectra Energy Corp.	102,100	1,443,694
Sprint Nextel Corp.	319,000	1,138,830
St. Joe Co. (The)(a)(b)	43,800	733,212
State Street Corp.(b)	41,400	1,274,292
Sunoco, Inc.	22,700	601,096
Synthes, Inc.	14,054	1,565,534
Time Warner Cable, Inc.(b)	37,000	917,601
Time Warner, Inc.(b)	93,100	1,796,830
Transocean Ltd.(a)	68,376	4,023,244
U.S. Bancorp	224,538	3,280,500
Union Pacific Corp.(b)	132,294	5,438,606
Verizon Communications, Inc.	34,100	1,029,820
Viacom, Inc. (Class B Stock)(a)	22,500	391,050
Visa, Inc. (Class A Stock)(b)	85,298	4,742,569
Wal-Mart Stores, Inc.	114,007	5,939,765
Waste Management, Inc.	41,700	1,067,520
Wells Fargo & Co.(b)	17,300	246,352
Western Union Co. (The)	96,100	1,207,977
Weyerhaeuser Co.(b)	44,500	1,226,865
Wyeth	63,200	2,720,128
Wynn Resorts Ltd.(a)(b)	64,857	1,295,194
Yum! Brands, Inc.	132,140	3,631,207

		195,211,071

TOTAL COMMON STOCKS (cost $571,320,925)		413,181,918

PREFERRED STOCKS 0.1%

United States
Citigroup, Inc.	6,422	173,795
Wells Fargo & Co.	23,175	360,835

TOTAL PREFERRED STOCKS (cost $607,375)		534,630

	Units
RIGHTS(a) 0.1%

Finland
Pohjola Bank PLC	30,700	41,604

Ireland 0.1%
CRH PLC	12,724	276,737

Portugal
Banco Espirito Santo	2,600	4,145

United Kingdom
Beazley Group PLC	73,694	53

TOTAL RIGHTS (cost $268,108)		322,539

TOTAL LONG-TERM INVESTMENTS (cost $572,196,408)		414,039,087

	Shares
SHORT-TERM INVESTMENTS 14.8%
Affiliated Money Market Mutual Fund 14.7%

Dryden Core Investment Fund - Taxable Money Market Series (cost $64,107,217; includes $43,149,081 of cash collateral received for securities on loan)(c)(d)	64,107,217	64,107,217

	Principal Amount (000)
U.S. Government Obligation 0.1%

U.S. Treasury Bills, 0.02%, 4/16/2009(e) (cost $499,996)	$500	499,974

TOTAL SHORT-TERM INVESTMENTS (cost $64,607,213)		64,607,191

TOTAL INVESTMENTS(f) 109.4% (cost $636,803,621)		478,646,278

LIABILITIES IN EXCESS OF OTHER ASSETS (9.4)%		(40,945,286)

NET ASSETS 100.0%		$437,700,992

The following abbreviation is used in portfolio descriptions:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $42,290,557; cash collateral of $43,149,081 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	As of March 31, 2009, 82 securities valued at $53,767,295 and representing 12.3% of the net assets were fair valued in accordance with policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$424,379,009	—
Level 2 - Other Significant Observable Inputs	54,163,757	—
Level 3 - Significant Unobservable Inputs	103,512	—

Total	$478,646,278	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$398,410
Realized gain (loss)
Change in unrealized appreciation (depreciation)	660
Net purchases (sales)	—
Transfers in and/or out of Level 3	(295,558)

Balance as of 3/31/09	$103,512

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Affiliated Money Market Mutual Fund (including 9.9% of collateral received for securities on loan)	14.7%
Oil, Gas & Consumable Fuels	9.5
Pharmaceuticals	8.2
Chemicals	4.9
Commercial Banks	4.6
Food & Staples Retailing	4.2
Aerospace & Defense	3.8
Diversified Telecommunication	3.6
Hotels Restaurants & Leisure	3.5
Insurance	3.4
IT Services	3.1
Capital Markets	2.8
Media	2.7
Diversified Financial Services	2.4
Computers & Peripherals	2.3
Energy Equipment & Services	2.3
Road & Rail	2.2
Specialty Retail	2.2
Software	1.8
Wireless Telecommunication Services	1.8
Electric Utilities	1.7
Metals & Mining	1.7
Electrical Equipment	1.4
Food Products	1.4
Airlines	1.3
Industrial Conglomerates	1.3
Healthcare Equipment & Supplies	1.1
Professional Services	1.0
Biotechnology	0.9
Internet Software & Services	0.9
Trading Companies & Distributors	0.9
Communications Equipment	0.8
Household Durables	0.8
Household Products	0.7
Machinery	0.7
Textiles, Apparel & Luxury Goods	0.7
Automobiles	0.6
Electronic Equipment & Instruments	0.6
Auto Components	0.5
Construction & Engineering	0.5
Independent Power Producers & Energy Traders	0.5
Personal Products	0.5
Semiconductors & Semiconductor Equipment	0.5
Commercial Services & Supplies	0.4
Construction Materials	0.4
Paper & Forest Products	0.4
Tobacco	0.4
Beverages	0.3
Consumer Finance	0.3
Diversified Consumer Services	0.3
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Real Estate Management & Development	0.3
Building Products	0.2
Containers & Packaging	0.2
Distributors	0.2
Office Electronics	0.2
Transportation Infrastructure	0.1
U.S. Government Obligation	0.1

109.4
Liabilities in excess of other assets	(9.4)

100.0%

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.2%
Asset Backed Securities 2.2%
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.65%	09/20/19	$1,500	$1,426,439
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20	10/01/16	2,319	2,495,415
Series 1997-20A, Class 1	7.15	01/01/17	1,693	1,829,698
Series 1997-20G, Class 1	6.85	07/01/17	771	816,380
Series 1998-20I, Class 1	6.00	09/01/18	1,659	1,761,637

				8,329,569

Collateralized Mortgage Obligations 4.2%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50	09/15/17	2,819	2,967,171
Series 2501, Class MC	5.50	09/15/17	1,362	1,432,496
Series 2513, Class HC	5.00	10/15/17	2,339	2,481,801
Series 2518, Class PV	5.50	06/15/19	1,920	2,011,374
Federal National Mortgage Association,
Series 2002-18, Class PC	5.50	04/25/17	4,837	5,045,333
Series 2002-57, Class ND	5.50	09/25/17	1,539	1,617,862
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-E, Class A1(a)	.832	10/25/28	121	88,909
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.93	02/25/34	424	286,387

				15,931,333

Commercial Mortgage Backed Securities 5.2%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-T16, Class A5	4.60	02/13/46	4,200	3,313,528
Series 2006-PW11, Class A4(a)	5.46	03/11/39	860	712,870
Series 2006-T22, Class A4(a)	5.46	04/12/38	2,825	2,434,541
Commercial Mortgage Load Trust,
Series 2008-LS1, Class A2(a)	6.02	12/10/49	1,230	1,019,274
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A3(a)	5.82	05/15/46	1,300	903,946
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A2	5.381	03/10/39	2,415	2,022,613
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB(a)	5.657	05/12/39	1,500	1,295,529
Morgan Stanley Capital I,
Series 2005-IQ9, Class AAB	4.51	07/15/56	2,500	2,297,193
Series 2005-T19, Class AAB	4.85	06/12/47	1,375	1,230,206
Series 2006-IQ11, Class A4(a)	5.77	10/15/42	2,800	2,272,966
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A3(a)	5.90	02/15/51	3,000	2,066,896

				19,569,562

Corporate Bonds 0.2%
DEPFA ACS Bank, 144A	5.13	03/16/37	1,520	795,867

Mortgage Backed Securities 48.5%
Federal Home Loan Mortgage Corp.(a)	3.522	05/01/34	1,264	1,245,359
Federal Home Loan Mortgage Corp.	5.00	06/01/33-05/01/34	8,856	9,165,400
Federal Home Loan Mortgage Corp.	5.50	05/01/37-05/01/38	4,614	4,793,305
Federal Home Loan Mortgage Corp.	6.00	09/01/34	574	602,227
Federal Home Loan Mortgage Corp.	6.50	04/01/09-09/01/32	481	505,486
Federal Home Loan Mortgage Corp.	7.00	08/01/11-10/01/32	220	229,913
Federal Home Loan Mortgage Corp.	5.00	TBA 30 YR	10,500	10,795,314
Federal Home Loan Mortgage Corp.	5.50	TBA 30 YR	9,000	9,309,376
Federal Home Loan Mortgage Corp.	6.00	TBA 30 YR	7,000	7,297,501
Federal National Mortgage Association(a)	3.675	07/01/33	3,514	3,512,402
Federal National Mortgage Association(a)	3.746	04/01/34	480	482,678
Federal National Mortgage Association(a)	4.055	08/01/33	2,392	2,403,368
Federal National Mortgage Association(a)	4.522	06/01/34	1,021	1,029,807
Federal National Mortgage Association(a)	4.648	04/01/34	1,064	1,086,573
Federal National Mortgage Association	5.00	07/01/18-05/01/36	10,810	11,248,855
Federal National Mortgage Association	5.50	01/01/17-05/01/37	36,342	37,810,882
Federal National Mortgage Association	6.00	11/01/14-05/01/38	13,390	14,021,097
Federal National Mortgage Association	6.26	03/01/11	1,123	1,177,553
Federal National Mortgage Association	6.50	11/01/09-10/01/37	6,039	6,390,604
Federal National Mortgage Association	7.00	02/01/12-01/01/36	1,300	1,388,760
Federal National Mortgage Association	7.50	11/01/09-10/01/12	85	88,318
Federal National Mortgage Association	8.00	03/01/22-02/01/26	33	35,442
Federal National Mortgage Association	9.00	02/01/25-04/01/25	185	204,413
Federal National Mortgage Association	5.00	TBA 30 YR	19,000	19,552,179
Federal National Mortgage Association	5.50	TBA 15 YR	4,500	4,691,250
Federal National Mortgage Association	5.50	TBA 30 YR	14,500	15,012,025
Federal National Mortgage Association	6.00	TBA 30 YR	1,500	1,566,563
Government National Mortgage Association	5.00	07/15/33-04/15/34	3,411	3,552,582
Government National Mortgage Association	5.50	03/15/34-03/15/36	3,442	3,593,269
Government National Mortgage Association	6.50	07/15/32-08/15/32	684	726,179
Government National Mortgage Association	7.00	03/15/23-08/15/28	1,560	1,670,731
Government National Mortgage Association	7.50	12/15/25-02/15/26	303	325,743
Government National Mortgage Association	8.50	09/15/24-04/15/25	434	470,652
Government National Mortgage Association	6.00	TBA 30 YR	5,500	5,745,785

				181,731,591

Municipal Bonds 0.5%
Connecticut St. Hlth. & Ed. Facs. Auth. Rev., Yale Univ.	5.05	07/01/42	1,800	1,826,550

U.S. Government Agency Obligations 16.3%
Federal Home Loan Bank	2.25	04/13/12	8,400	8,464,134
Federal Farm Credit Bank	3.88	10/07/13	3,855	4,051,331
Federal Farm Credit Bank	4.88	01/17/17	980	1,067,133
Federal Farm Credit Bank	5.13	08/25/16	2,060	2,267,475
Federal Home Loan Bank	5.00	11/17/17	1,285	1,404,013
Federal Home Loan Bank	5.63	06/11/21	2,015	2,260,498
Federal Home Loan Mortgage Corp.	3.75	03/27/19	1,950	1,976,190

Federal National Mortgage Association	5.00		05/11/17	4,370	4,849,087
Federal National Mortgage Association	6.63		11/15/30	1,230	1,614,083
FICO Strip Principal	3.23	(d)	05/11/18	4,000	2,912,796
General Electric Capital Corp.	1.80		03/11/11	9,000	9,023,950
General Electric Capital Corp.	3.00		12/09/11	4,200	4,324,488
Morgan Stanley Gtd.	3.25		12/01/11	8,820	9,155,082
Tennessee Valley Authority	4.50		04/01/18	805	833,553
Tennessee Valley Authority	5.50		06/15/38	465	499,344
Wells Fargo & Co., FDIC Guaranteed	2.13		06/15/12	6,480	6,507,935

					61,211,092

U.S. Government Securities 21.1%
United States Treasury Bonds	4.75		02/15/37	280	335,475
United States Treasury Bonds	5.00		05/15/37	75	93,305
United States Treasury Bonds	5.38		02/15/31	3,805	4,797,272
United States Treasury Bonds	6.00		02/15/26	245	322,788
United States Treasury Bonds	6.13		08/15/29	210	285,863
United States Treasury Bonds(c)	6.25		08/15/23	14,175	18,648,983
United States Treasury Bonds	7.88		02/15/21	585	848,341
United States Treasury Bonds	8.75		05/15/20	2,760	4,202,961
United States Treasury Bonds(b)	8.75		08/15/20	505	770,441
United States Treasury Inflation Index	1.88		07/15/13	1,190	1,219,593
United States Treasury Notes	0.88		03/31/11	40	40,053
United States Treasury Notes	1.75		03/31/14	6,225	6,246,402
United States Treasury Notes(c)	2.75		02/15/19	8,745	8,792,835
United States Treasury Notes	5.13		05/15/16	2,100	2,505,235
United States Treasury Notes	1.38		03/15/12	16,195	16,307,604
United States Treasury Strips(d)	3.48		05/15/20	4,390	2,991,974
United States Treasury Strips(b)(d)	3.36		05/15/21	6,880	4,455,749
United States Treasury Strips(c)(d)	3.94		05/15/20	3,220	2,190,492
United States Treasury Strips(d)	4.21		11/15/21	3,840	2,428,573
United States Treasury Strips(d)	4.25		08/15/29	3,320	1,532,784

					79,016,723

TOTAL LONG-TERM INVESTMENTS (cost $361,888,934)					368,412,287

				Shares
SHORT-TERM INVESTMENTS 29.0%
AFFILIATED MUTUAL FUNDS 29.0%
Dryden Core Investment Fund - Short-Term Bond Series (cost $52,856,533)(f)				5,353,196	39,345,988
Dryden Core Investment Fund - Taxable Money Market Series (cost $69,231,301; includes $30,100,298 of cash collateral received for securities on loan)(e)(f)				69,231,301	69,231,301

TOTAL AFFILIATED MUTUAL FUNDS (cost $122,087,834)					108,577,289

				Contracts
OUTSTANDING OPTIONS PURCHASED*†
Call Options
U.S. 5 Yr. Future Options, expiring 4/24/09 @ $117.00 (cost $14,462)				11	20,539

TOTAL SHORT-TERM INVESTMENTS (cost $122,102,296)		108,597,828

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $483,991,230)		477,010,115

OUTSTANDING OPTIONS WRITTEN*†
Call Options
U.S. 5 Yr. Future Options, expiring 4/24/09 @ $118.50 (premium received $5,905)	11	(7,820)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN 127.2% (cost $483,985,325)		477,002,295

LIABILITIES IN EXCESS OF OTHER ASSETS(g) (27.2%)		(102,075,215)

NET ASSETS 100.0%		$374,927,080

The following abbreviations are used in portfolio descriptions:

144A —	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC —	Federal Deposit Insurance Corporation
FICO —	Financing Corporation
TBA —	To be announced
#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of March 31, 2009.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2009.
(b)	Security segregated as collateral for futures contracts.
(c)	All or portion of security is on loan. The aggregate market value of such securities is $29,621,317; cash collateral of $30,100,298 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.
(g)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial future contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open future contracts outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at March 31, 2009	Value at Trade Date	Unrealized Appreciation(1)
Long Positions:
138	U.S. Treasury 5 Yr. Notes	Jun. 09	$16,389,656	$16,322,758	$66,898
149	U.S. Treasury 2 Yr. Notes	Jun. 09	32,465,703	32,324,497	141,206

					208,104

Short Positions:
54	U.S. Treasury 10 Yr. Notes	Jun. 09	6,700,219	6,722,598	22,379
127	U.S. Long Bond	Jun. 09	16,472,297	16,530,709	58,412

					80,791

					$288,895

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

Open forward foreign currency exchange contracts outstanding at March 31, 2009:

Purchase Contracts:	Notional Amount (000)		Payable at Statement Date	Value at March 31, 2009	Unrealized Depreciation(1)
Iceland Krona expiring 5/29/09	ISK	5,513,175	$68,700	$43,717	$(24,983)
Iceland Krona expiring 5/29/09	ISK	5,803,413	67,900	46,019	(21,881)

					$(46,864)

Sales Contracts:	Notional Amount (000)		Receivable at Statement Date	Value at March 31, 2009	Unrealized Depreciation(1)
Iceland Krona expiring 5/29/09	ISK	11,316,588	$50,747	$89,736	$(38,989)

					$(85,853)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2009.

ISK - Iceland Krona

Interest rate swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)(3)
Merrill Lynch Capital Services(1)	5/15/16	3,335	4.39706%	3 month LIBOR	$(427,152)
Royal Bank of Scotland(2)	10/21/13	7,000	3.88272%	3 month LIBOR	660,410
Royal Bank of Scotland(1)	10/24/13	7,000	3.52959%	3 month LIBOR	(526,111)
Royal Bank of Scotland(2)	10/31/13	7,000	3.77203%	3 month LIBOR	579,013
Royal Bank of Scotland(1)	10/31/13	7,000	3.76805%	3 month LIBOR	(577,673)
Citigroup(2)	10/20/13	1,668	4.05924%	3 month LIBOR	168,283
Citigroup(1)	1/20/14	1,645	1.96831%	3 month LIBOR	12,620
Morgan Stanley Capital Services(1)	3/11/11	9,000	1.75511%	3 month LIBOR	(65,313)
Merrill Lynch Capital Services(2)	5/15/16	3,335	2.64250%	3 month LIBOR	11,238
Morgan Stanley Capital Services(1)	3/27/14	7,930	2.38502%	3 month LIBOR	(68,276)

					$(232,961)

LIBOR - London Interbank Offered Rate

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

ISK - Iceland Krona

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$108,597,828	$288,895
Level 1 - Quoted Prices - Option Written	(7,820)
Level 2 - Other Significant Observable Inputs	368,412,287	(318,814)
Level 3 - Significant Unobservable Inputs	—	—

Total	$477,002,295	$(29,919)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable input (Level 3) in determining the valuation of investments.

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.1%
CORPORATE BONDS 95.0%

Aerospace/Defense 2.2%
BE Aerospace, Inc., Sr. Unsec’d. Notes(b)	Ba3	8.50%	07/01/18	$2,900	$2,417,875
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625	03/01/17	750	671,250
Esterline Technologies Corp., Gtd. Notes	B1	7.75	06/15/13	4,500	4,308,750
L-3 Communications Corp., Gtd. Notes	Ba3	6.125	01/15/14	1,180	1,115,100
L-3 Communications Corp., Gtd. Notes	Ba3	7.625	06/15/12	6,800	6,825,500
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba3	6.375	10/15/15	4,875	4,594,688
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	01/15/15	2,000	1,840,000
Moog, Inc., Sr. Sub. Notes, 144A	Ba3	7.25	06/15/18	3,500	3,228,750
TransDigm, Inc., Gtd. Notes(b)	B3	7.75	07/15/14	4,350	4,056,375

					29,058,288

Airlines 0.2%
AMR Corp., Sr. Unsec’d. Notes, MTN	CCC+(g)	10.40	03/10/11	1,000	460,000
AMR Corp., Sr. Unsec’d. Notes, MTN	CCC+(g)	10.40	03/15/11	1,000	460,000
AMR Corp., Sr. Unsec’d. Notes, MTN	NR	10.55	03/12/21	1,425	505,875
Continental Airlines, Inc., Pass-thru Certs., Ser. 98-1, Class B(b)	Ba2	6.748	03/15/17	714	528,690
Continental Airlines, Inc., Pass-thru Certs., Ser. 99-2, Class B	Ba2	7.566	03/15/20	448	336,222

					2,290,787

Automotive 2.1%
Ford Motor Co., Bank Loan(f)(h)	Ca	3.56	12/15/13	20,936	9,973,896
Ford Motor Credit Co., Sr. Unsec’d. Notes(b)	Caa1	7.25	10/25/11	8,780	6,250,974
Ford Motor Credit Co., Sr. Unsec’d. Notes(b)	Caa1	7.875	06/15/10	5,300	4,379,947
Ford Motor Credit Co., Sr. Unsec’d. Notes	Caa1	9.875	08/10/11	2,250	1,703,187
Lear Corp., Gtd. Notes, Ser. B	Caa2	8.75	12/01/16	2,175	445,875
TRW Automotive, Inc., Bank Loan(f)(h)	B1	2.062	02/09/14	2,181	1,139,755
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25	03/15/17	6,900	2,863,500
Visteon Corp., Sr. Unsec’d. Notes(f)	C	7.00	03/10/14	2,595	129,750

					26,886,884

Banking 0.1%
HSBK Europe BV, Gtd. Notes (Netherlands), 144A	Ba2	7.25	05/03/17	3,500	1,662,500

Building Materials & Construction 1.9%
Centex Corp., Sr. Unsec’d. Notes	Ba3	4.55	11/01/10	1,700	1,547,000
Centex Corp., Sr. Unsec’d. Notes	Ba3	5.80	09/15/09	2,090	2,058,650
D.R. Horton, Inc., Gtd. Notes	Ba3	5.625	09/15/14	619	485,915
D.R. Horton, Inc., Gtd. Notes	Ba3	6.00	04/15/11	3,000	2,775,000
D.R. Horton, Inc., Gtd. Notes	Ba3	6.50	04/15/16	900	706,500
KB Home, Gtd. Notes	Ba3	6.375	08/15/11	7,725	6,952,500
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	09/01/14	3,445	344,500
Owens Corning, Gtd. Notes	Ba1	6.50	12/01/16	2,975	2,182,624
Toll Corp., Gtd. Notes	Ba2	8.25	02/01/11	6,800	6,664,000
Toll Corp., Gtd. Notes	Ba2	8.25	12/01/11	1,000	970,000

					24,686,689

Cable 4.4%
AT&T Broadband LLC, Gtd. Notes	Baa2	8.375	03/15/13	100	(i)	107
CCH I LLC, Gtd. Notes(c)	C	10.00	05/15/14	2,517		22,024
CCH I LLC, Gtd. Notes(c)	C	11.125	01/15/14	1,515		13,256
CCH I LLC, Gtd. Notes(c)	C	13.50	01/15/14	50		563
CCH I/CCH I CP, Sr. Sec’d. Notes(c)	NR	11.00	10/01/15	3,265		326,500
CCH I/CCH I CP, Sr. Sec’d. Notes(c)	NR	11.00	10/01/15	828		89,010
CCH II LLC/CCH II Capital Corp., Gtd. Notes, 144A(c)	Caa2	10.25	10/01/13	2,100		1,827,000
CCH II/ CCH II CP, Gtd. Notes(b)(c)	C	10.25	10/01/13	1,683		1,497,870
Charter Communications Operating LLC, BK Ln B Refi., Bank Loan(f)(h)	B1	3.211	09/06/14	8,394		6,844,405
CSC Holdings, BK LN A1 Bank Loan(f)(h)	Ba1	1.5556	02/24/12	3,414		3,132,484
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625	07/15/18	1,200		1,080,000
CSC Holdings, Inc., Sr. Unsec’d. Notes(b)	B1	7.875	02/15/18	800		732,000
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	B1	8.50	06/15/15	2,550		2,492,625
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	B1	8.625	02/15/19	3,450		3,320,625
CSC Holdings, Inc., Sr. Unsec’d. Notes, Ser. B(b)	B1	7.625	04/01/11	2,400		2,382,000
DirecTV Holdings LLC, Gtd. Notes	Ba3	8.375	03/15/13	200		202,250
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes(b)	Ba3	7.625	05/15/16	2,600		2,547,999
Echostar DBS Corp., Gtd. Notes(b)	Ba3	7.125	02/01/16	2,545		2,277,774
Echostar DBS Corp., Gtd. Notes(b)	Ba3	7.75	05/31/15	500		460,000
Mediacom Broadband LLC, Sr. Unsec’d. Notes(b)	B3	8.50	10/15/15	1,975		1,777,500
Mediacom LLC, Sr. Unsec’d. Notes(b)	B3	9.50	01/15/13	1,925		1,799,875
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Baa3	7.20	12/15/11	3,300		3,275,250
UPC Broadband Holding BV, Bank Loan(f)(h)	Ba3	2.247	12/31/14	5,868		5,057,824
Videotron Ltee, Gtd. Notes (Canada)	Ba2	6.375	12/15/15	3,450		3,126,563
Videotron Ltee, Gtd. Notes (Canada)	Ba2	6.875	01/15/14	5,820		5,499,899
Videotron Ltee, Gtd. Notes (Canada), 144A	Ba2	9.125	04/15/18	3,850		3,912,563
Videotron Ltee, Gtd. Notes (Canada), 144A	BB-(g)	9.125	04/15/18	2,550		2,591,438
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.125	08/15/16	1,275		1,185,750

						57,475,154

Capital Goods 10.8%
Actuant Corp., Gtd. Notes	Ba2	6.875	06/15/17	4,725		4,004,438
ALH Finance LLC, Gtd. Notes(b)	Caa1	8.50	01/15/13	6,900		5,830,500
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	6.125	02/15/14	1,000		940,000
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.125	05/15/16	550		512,875
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.25	03/15/15	4,400		4,158,000
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.875	04/15/13	675		671,625
Allied Waste North America, Inc., Sr. Unsec’d. Notes, Ser. B	Baa3	5.75	02/15/11	5,320		5,193,650
Ashtead Capital, Inc., Sec’d. Notes, 144A	B1	9.00	08/15/16	9,840		5,608,800
Ashtead Holdings PLC, Sec’d. Notes (United Kingdom), 144A	B1	8.625	08/01/15	5,325		3,035,250
Baldor Electric Co., Gtd. Notes(b)	B3	8.625	02/15/17	7,535		5,971,488
Blount, Inc., Gtd. Notes	B2	8.875	08/01/12	9,790		9,227,074
Capital Safety Group Ltd., Bank Loan(f)(h)	B2	2.51	07/20/15	2,728		2,100,810
Capital Safety Group Ltd., Bank Loan(f)(h)	B2	3.263	07/20/16	7,272		5,599,190
Columbus Mckinnon Corp., Gtd. Notes	B1	8.875	11/01/13	7,300		6,789,000
Hertz Corp., Gtd. Notes	B1	8.875	01/01/14	16,702		10,125,587
Hertz Corp., Gtd. Notes(b)	B2	10.50	01/01/16	950		413,250
Interline Brands, Inc., Gtd. Notes	B3	8.125	06/15/14	4,865		4,354,175
Johnsondiversey Holdings, Inc., Disc. Notes	Caa1	10.67	05/15/13	7,281		5,460,750
Johnsondiversey, Inc., Gtd. Notes, Ser. B(b)	B2	9.625	05/15/12	3,710		3,357,550
Mobile Mini, Inc., Gtd. Notes	B2	6.875	05/01/15	3,732		2,575,080
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(b)	B3	9.50	08/01/14	8,205		6,646,050

Rental Service Corp., Gtd. Notes(b)	Caa1	9.50	12/01/14	10,095	4,946,550
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625	12/15/14	9,130	8,764,799
Stena AB, Sr. Unsec’d. Notes (Sweden)	Ba2	7.00	12/01/16	250	175,000
Stena AB, Sr. Unsec’d. Notes (Sweden)	Ba2	7.50	11/01/13	7,175	5,381,250
Terex Corp., Gtd. Notes	Ba2	7.375	01/15/14	4,790	4,143,350
Terex Corp., Sr. Sub. Notes(b)	B1	8.00	11/15/17	8,125	6,581,250
UCAR Finance, Inc., Gtd. Notes	Ba3	10.25	02/15/12	937	847,985
United Rentals North America, Inc., Gtd. Notes(b)	B2	6.50	02/15/12	7,025	5,620,000
United Rentals North America, Inc., Gtd. Notes(b)	Caa1	7.75	11/15/13	2,785	1,517,825
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	05/01/14	4,920	4,526,400
Waste Management, Inc., Gtd. Notes	Baa3	6.375	03/11/15	5,875	5,875,729

					140,955,280

Chemicals 2.3%
Huntsman International LLC, Sec’d. Notes	Ba1	11.625	10/15/10	11,273	11,160,270
ISP Chemco, Inc., Bank Loan(f)(h)	Ba3	2.426	06/04/14	5,472	4,617,128
Koppers, Inc., Sr. Sec’d. Notes(b)	Ba3	9.875	10/15/13	8,180	7,484,700
Momentive Performance Materials, Inc., Gtd. Notes(b)	Caa2	9.75	12/01/14	4,910	1,448,450
Momentive Performance Materials, Inc., Gtd. Notes(b)	Caa3	11.50	12/01/16	1,299	243,563
Mosaic Co., Sr. Unsec’d. Notes, 144A	Baa3	7.375	12/01/14	2,375	2,327,500
Mosaic Co., Sr. Unsec’d. Notes, 144A	Baa3	7.625	12/01/16	825	808,500
Nalco Co., Gtd. Notes(b)	B3	8.875	11/15/13	1,720	1,651,200

					29,741,311

Consumer 2.5%
Mac-Gray Corp., Gtd. Notes	B3	7.625	08/15/15	2,950	2,725,063
Realogy Corp., Gtd. Notes	Ca	10.50	04/15/14	15,375	4,305,000
Realogy Corp., Gtd. Notes, PIK	Ca	11.00	04/15/14	6,006	991,003
Service Corp. International, Sr. Unsec’d. Notes	B1	6.75	04/01/16	5,125	4,458,750
Service Corp. International, Sr. Unsec’d. Notes(b)	B1	7.00	06/15/17	4,373	3,717,050
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375	10/01/14	1,225	1,139,250
Service Corp. International, Sr. Unsec’d. Notes	B1	7.70	04/15/09	3,456	3,449,528
Service Corp. International, Sr. Unsec’d. Notes	B1	7.875	02/01/13	2,650	2,530,750
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25	02/15/13	8,925	7,496,999
Ticketmaster, Gtd. Notes, 144A	Ba3	10.75	08/01/16	3,775	2,567,000

					33,380,393

Electric 10.1%
AES Corp., Bank Loan(f)(h)	Ba1	5.081	08/10/11	1,200	1,092,000
AES Corp., Sr. Sec’d. Notes, 144A(b)	Ba3	8.75	05/15/13	5,370	5,289,450
AES Corp., Sr. Unsec’d. Notes, 144A	B1	8.00	06/01/20	400	324,000
AES Corp., Sr. Unsec’d. Notes	B1	7.75	03/01/14	4,160	3,723,200
AES Corp., Sr. Unsec’d. Notes(b)	B1	7.75	10/15/15	3,240	2,826,900
AES Corp., Sr. Unsec’d. Notes(b)	B1	8.00	10/15/17	2,725	2,336,688
AES Eastern Energy LP,
Pass-thru-Certs., Ser. 99-A	Ba1	9.00	01/02/17	6,023	5,481,347
Pass-thru-Certs., Ser. 99-B(f)	Ba1	9.67	01/02/29	2,000	1,780,000
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54	11/30/19	1,064	967,804
CMS Energy Corp., Sr. Unsec’d. Notes(b)	Ba1	6.55	07/17/17	3,350	2,939,625
Dynegy Holdings, Inc., Sr. Unsec’d Notes	B2	8.375	05/01/16	2,000	1,355,000
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. A	Ba3	7.27	11/08/10	2,138	2,004,429
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. B	Ba3	7.67	11/08/16	11,193	8,478,698
Energy Future Holdings Corp., Gtd. Notes	Caa1	10.875	11/01/17	3,425	2,209,125
Midwest Generation LLC, Pass-thru Certs., Ser. B	Baa3	8.56	01/02/16	4,508	4,181,097
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.30	05/01/11	4,325	4,195,250
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.50	10/01/21	850	629,000
Mirant Corp., Sr. Notes, 144A(c)(f)	NR	7.40	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. A	Ba1	8.625	06/30/12	210	209,466
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. B	Ba1	9.125	06/30/17	1,789	1,654,876

Mirant North America LLC, Gtd. Notes(b)	B1	7.375	12/31/13	7,500	6,787,500
Nevada Power Co., Gen Ref. Mtge. Notes, Ser. A	Baa3	8.25	06/01/11	1,675	1,756,747
NRG Energy, Inc., Gtd. Notes(b)	B1	7.25	02/01/14	6,550	6,157,000
NRG Energy, Inc., Gtd. Notes	B1	7.375	02/01/16	3,995	3,715,350
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00	05/01/10	9,976	10,287,749
PSEG Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50	06/15/11	9,505	9,353,120
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(f)	Ba1	9.237	07/02/17	4,231	4,061,499
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	Ba1	9.681	07/02/26	250	225,000
Reliant Energy, Inc., Sr. Sec’d. Notes(b)	Ba3	6.75	12/15/14	3,125	2,875,000
Sithe/Independence Funding Corp., Sr. Sec’d. Notes	Ba2	9.00	12/30/13	5,034	4,620,958
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A(original cost $2,944,977; purchased 05/02/08)(f)(j)	Ba2	7.00	06/30/21	3,068	2,366,878
Texas Competitive Electric Holdings Co. LLC, Bank Loan(f)(h)	Ba3	4.0331	10/10/14	36,547	23,970,593
Texas Competitive Electric Holdings Co LLC, Gtd. Notes	Caa1	10.25	11/01/15	400	200,000
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes	Caa1	10.25	11/01/15	5,500	2,750,000
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK	Caa1	10.50	11/01/16	2,350	869,500

					131,676,674

Energy - Integrated 0.2%
TNK-BP Finance SA, Gtd. Notes (Luxembourg), 144A (original cost $2,988,780; purchased 07/13/06)(j)	Baa2	7.50	07/18/16	3,000	2,175,000

Energy - Other 6.4%
Cie Generale Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75	05/15/17	1,750	1,338,750
Compagnie Generale De Geophysique Veritas, Gtd. Notes(France)	Ba3	7.50	05/15/15	780	616,200
Denbury Resources Inc, Gtd. Notes(b)	B1	9.75	03/01/16	4,050	3,908,250
Forest Oil Corp., Sr. Notes, 144A	B1	8.50	02/15/14	4,275	3,965,063
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	9,850	6,796,500
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	04/15/16	8,050	7,204,750
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125	05/15/18	3,725	3,296,625
OPTI Canada, Inc. (Canada), Sec’d. Notes	B3	7.875	12/15/14	9,025	3,948,438
OPTI Canada, Inc. (Canada), Sec’d. Notes(b)	B3	8.25	12/15/14	4,200	1,879,500
Parker Drilling Co., Gtd. Notes	B2	9.625	10/01/13	1,365	914,550
PetroHawk Energy Corp., Gtd. Notes	B3	9.125	07/15/13	3,400	3,264,000
PetroHawk Energy Corp., Gtd. Notes, 144A	B3	7.875	06/01/15	5,625	4,950,000
Petroplus Finance Ltd., Gtd. Notes (Bermuda), 144A(b)	B1	6.75	05/01/14	12,600	9,323,999
Petroplus Finance Ltd., Gtd. Notes (Bermuda), 144A(b)	B1	7.00	05/01/17	4,225	3,042,000
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875	07/15/16	1,950	1,438,868
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.65	03/15/17	10,180	7,722,436
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875	05/01/18	5,790	4,255,719
Plains Exploration & Production Co., Gtd. Notes	B1	7.625	06/01/18	2,150	1,741,500
Plains Exploration & Production Co., Gtd. Notes	B1	7.75	06/15/15	6,920	5,951,200
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.00	06/01/18	11,450	8,415,750

					83,974,098

Foods 2.6%
Ahold Finance USA, Inc., Gtd. Notes	Baa3	8.25	07/15/10	1,120	1,135,120
Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	8.35	05/01/10	2,725	2,731,813

Albertson’s LLC, Sr. Unsec’d. Notes	Ba3	8.70	05/01/30	1,235	1,111,500
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00	06/01/26	725	619,875
Aramark Corp., Gtd. Notes(h)	B3	4.67	02/01/15	2,600	1,982,500
Aramark Corp., Gtd. Notes(b)	B3	8.50	02/01/15	6,750	6,210,000
Carrols Corp., Gtd. Notes	B3	9.00	01/15/13	500	430,000
Del Monte Corp., Gtd. Notes	B2	8.625	12/15/12	3,100	3,115,500
Dole Food Co., Inc., Gtd. Notes	Caa2	7.25	06/15/10	3,700	3,404,000
Ingles Markets, Inc., Sr. Sub. Notes	B2	8.875	12/01/11	1,000	975,000
National Beef Packing Co., LLC, Sr. Unsec’d. Notes	Caa1	10.50	08/01/11	4,284	3,341,520
Stater Brothers Holdings, Gtd. Notes	B2	7.75	04/15/15	3,150	3,024,000
Stater Brothers Holdings, Gtd. Notes	B2	8.125	06/15/12	900	886,500
Supervalu, Inc., Sr. Unsec’d. Notes	Ba3	7.50	11/15/14	1,000	976,250
Tyson Foods, Inc., Sr. Unsec’d. Notes, 144A(b)	Ba3	10.50	03/01/14	3,650	3,723,000

					33,666,578

Gaming 2.8%
CCM Merger, Inc., Notes, 144A (original cost $14,420,250; purchased 07/14/05-8/21/08)(b)(j)	Caa3	8.00	08/01/13	15,340	6,289,400
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A (original cost $2,730,000; purchased 09/27/07)(f)(j)	Caa1	12.00	10/15/15	2,800	728,000
Fontainebleau Las Vegas Holdings LLC, Mortgage Backed, 144A (original cost $7,797,031; purchased 05/24/07-07/02/07)(f)(j)	Ca	11.00	06/15/15	7,750	232,500
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	5.50	07/01/10	3,000	1,125,000
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	5.625	06/01/15	2,637	435,105
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	6.50	06/01/16	515	82,400
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	10.75	02/01/16	18,198	3,457,620
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	C(g)	10.00	12/15/18	4,813	1,443,900
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.00	03/01/14	3,795	2,239,050
Mandalay Resort Group, Gtd. Notes	Ca	9.375	02/15/10	581	107,485
MGM Mirage, Inc., Gtd. Notes	Caa2	6.00	10/01/09	2,740	1,479,600
MGM Mirage, Inc., Gtd. Notes	Caa2	6.875	04/01/16	2,000	680,000
MGM Mirage, Inc., Gtd. Notes	Caa2	8.50	09/15/10	700	287,000
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	13.00	11/15/13	6,650	4,954,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Caa1	8.00	04/01/12	4,345	1,281,775
Motorcity Casino, Bank Loan(f)(h)	B3	8.177	07/13/12	2,510	1,330,346
Park Place Entertainment Corp., Gtd. Notes(b)	Ca	8.125	05/15/11	4,430	1,439,750
Pokagon Gaming Authority, Sr. Notes, 144A(b)	B2	10.375	06/15/14	1,800	1,494,000
River Rock Entertainment Authority (The), Sr. Sec’d. Notes (original cost $2,288,125; purchased 06/25/07-02/18/09)(f)(j)	B2	9.75	11/01/11	2,650	1,325,000
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.25	05/01/12	5,125	3,273,594
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A(original cost $4,257,091; purchased 06/22/07-12/20/07)(f)(j)	B3	9.375	06/15/15	4,298	1,783,670
Station Casinos, Inc., Sr. Sub. Notes(b)(c)	C	6.50	02/01/14	3,650	182,500
Station Casinos, Inc., Sr. Sub. Notes(c)	C	6.625	03/15/18	2,200	110,000
Station Casinos, Inc., Sr. Unsec’d. Notes(c)	Ca	6.00	04/01/12	2,251	720,432

					36,482,377

Healthcare & Pharmaceutical 15.4%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/01/13	18,683	13,778,712
Alliance Imaging, Inc., Sr. Sub. Notes, Ser. B	B3	7.25	12/15/12	2,925	2,808,000
Biomet, Inc., Gtd. Notes(b)	Caa1	11.625	10/15/17	15,815	13,956,737
Biomet, Inc., Gtd. Notes, PIK(b)	B3	10.375	10/15/17	9,750	8,238,750
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125	12/15/14	2,300	1,989,500
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	7.50	08/15/13	3,650	3,504,000
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.25	11/15/15	6,975	6,469,313
Catalent Pharma Solutions, Inc., Gtd. Notes, PIK(b)	Caa1	9.50	04/15/15	7,325	1,758,000

Columbia/HCA Healthcare Corp., Debs.	Caa1	7.50	12/15/23	600	317,899
Columbia/HCA Healthcare Corp., Notes, MTN	Caa1	9.00	12/15/14	4,365	3,154,655
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes, MTN	Caa1	8.70	02/10/10	3,145	3,119,469
Community Health Systems, Inc., Bank Loan(f)(h)	Ba3	2.768	07/25/14	161	139,209
Community Health Systems, Inc., Bank Loan(f)(h)	Ba3	3.441	07/25/14	3,164	2,728,764
Community Health Systems, Inc., Gtd. Notes(b)	B3	8.875	07/15/15	1,020	963,900
Concentra, Inc., Bank Loan(f)(h)	B2	6.72	06/25/15	2,000	500,000
Elan Finance PLC, Gtd. Notes (Ireland)	B3	7.75	11/15/11	1,380	1,159,200
Elan Finance PLC, Gtd. Notes (Ireland)	B3	8.875	12/01/13	850	680,000
FMC Finance III SA, Gtd. Notes (Luxembourg)	Ba2	6.875	07/15/17	1,500	1,466,250
HCA, Inc., Bank Loan(f)(h)	Ba3	2.72	11/17/12	18,243	15,712,205
HCA, Inc., Sr. Sec’d. Notes, PIK(b)	B2	9.625	11/15/16	8,710	6,946,225
HCA. Inc., Sr. Sec’d. Notes, 144A	B2	9.875	02/15/17	600	567,000
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.25	02/15/13	2,500	1,875,000
HCA, Inc., Sr. Unsec’d. Notes	Caa1	8.75	09/01/10	3,208	3,191,960
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	04/01/14	4,475	4,117,000
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	01/15/16	7,955	7,119,725
Omnicare, Inc., Gtd. Notes	B1	6.125	06/01/13	3,500	3,154,375
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75	07/15/15	4,250	3,835,625
PTS Acquisition Corp., Bank Loan(f)(h)	Ba3	2.768	04/10/14	6,878	4,304,166
Res-Care, Inc., Gtd. Notes	B1	7.75	10/15/13	8,900	7,854,250
Royalty Pharma Finance Trust, Bank Loan(f)(h)	Baa3	1.234	05/15/15	11,250	10,406,250
Select Medical Corp., Gtd. Notes	B3	7.625	02/01/15	1,925	1,246,438
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	7.875	04/15/15	3,125	2,562,500
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625	01/15/12	13,191	11,838,923
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.00	01/15/14	9,394	9,370,515
Skilled Healthcare, Inc., Bank Loan(f)(h)	B1	2.78	06/15/12	5,954	5,015,982
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	04/15/15	14,050	13,136,750
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A(f)	Caa1	10.00	07/15/17	4,300	2,193,000
Vanguard Health Holdings Co. II LLC, Gtd. Notes	Caa1	9.00	10/01/14	10,650	9,398,625
Ventas Realty LP, Gtd. Notes	Ba1	9.00	05/01/12	2,462	2,455,845
Viant Holdings, Inc., Gtd. Notes, 144A(f)	Caa1	10.125	07/15/17	18,439	9,035,110

					202,069,827

Healthcare Insurance 0.1%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125	01/15/15	1,000	656,467

Lodging 0.6%
Felcor Lodging LP, Gtd. Notes(b)	B1	9.00	06/01/11	2,585	1,551,000
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375	03/15/15	3,195	2,364,300
Host Marriott LP, Gtd. Notes	BB+(g)	6.875	11/01/14	2,250	1,732,500
Host Marriott LP, Gtd. Notes	Ba1	7.125	11/01/13	2,715	2,192,363
Host Marriott LP, Gtd. Notes Ser. M	Ba1	7.00	08/15/12	330	278,850

					8,119,013

Media & Entertainment 1.8%
AMC Entertainment, Inc., Gtd. Notes(b)	B2	11.00	02/01/16	2,465	2,243,150
AMC Entertainment, Inc., Gtd. Notes, Ser. B	Ba3	8.625	08/15/12	2,125	2,087,813
AMC Entertainment, Inc., Sr. Sub. Notes(b)	B2	8.00	03/01/14	675	553,500
Cinemark, Inc., Sr. Disc. Notes	B3	9.75	03/15/14	1,855	1,748,338
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.50	09/15/14	1,735	260,250
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.75	01/15/13	4,725	708,750
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(b)	Ca	6.875	06/15/18	625	87,500
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875	05/15/14	2,550	95,625
Dex Media West LLC, Sr. Sub. Notes, Ser. B	Caa1	9.875	08/15/13	10,578	2,115,600
Dex Media, Inc., Sr. Unsec’d. Notes	Caa2	8.00	11/15/13	2,825	353,125

Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(b)	B3	8.875	01/15/15	4,125	3,846,563
LIN Television Corp., Gtd. Notes(b)	B3	6.50	05/15/13	1,895	985,400
Medianews Group, Inc., Sr. Sub. Notes	NR	6.375	04/01/14	625	14,063
Medianews Group, Inc., Sr. Sub. Notes	NR	6.875	10/01/13	1,375	30,938
Morris Publishing Group LLC, Gtd. Notes(c)	C	7.00	08/01/13	1,050	48,563
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75	03/15/16	2,550	1,938,000
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75	03/15/16	2,930	2,226,800
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-1	Caa3	6.875	01/15/13	1,300	71,500
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-2(b)	Caa3	6.875	01/15/13	7,700	423,500
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Caa3	8.875	10/15/17	2,000	110,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes, Ser. A-3	Caa3	8.875	01/15/16	1,310	75,325
Rainbow National Services LLC, Gtd. Notes, 144A	B1	8.75	09/01/12	825	825,000
Rainbow National Services LLC, Gtd. Notes, 144A	B2	10.375	09/01/14	205	209,100
Universal City Florida Holding Co. I/II, Sr. Notes(b)	Caa1	8.375	05/01/10	3,625	1,268,750
Univision Communications, Inc., Gtd. Notes, PIK, 144A	Caa2	9.75	03/15/15	7,535	753,500

					23,080,653

Metals 4.6%
Aleris International, Inc., Gtd. Notes, PIK(c)	D(g)	9.00	12/15/14	2,200	1,540
Century Aluminum Co., Gtd. Notes(b)	B3	7.50	08/15/14	2,222	955,460
FMG Finance Pty Ltd., Sr. Sec’d. Notes (Australia), 144A	B1	10.00	09/01/13	3,050	2,592,500
FMG Finance Pty Ltd., Sr. Sec’d. Notes (Australia), 144A(b)	B1	10.625	09/01/16	11,225	9,429,000
Foundation Coal Co., Sr. Unsec’d. Notes	Ba3	7.25	08/01/14	2,300	2,087,250
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d Notes(b)(h)	Ba2	7.0837	04/01/15	4,500	3,701,250
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375	04/01/17	6,455	6,035,425
Gerdau AmeriSteel Corp., Gtd. Notes	Ba1	10.375	07/15/11	6,205	6,212,756
Ispat Inland ULC, Gtd. Notes (Canada)	Baa2	9.75	04/01/14	18,068	16,441,880
Metals USA, Inc., Sr, Sec’d. Notes	B3	11.125	12/01/15	9,975	5,985,000
Ryerson, Inc., Sr. Sec’d. Notes, 144A	Caa1	12.25	11/01/15	195	110,663
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.50	07/27/35	3,550	2,574,751
United States Steel Corp., Sr. Unsec’d Notes	Baa3	6.05	06/01/17	2,600	1,608,685
United States Steel Corp., Sr. Unsec’d. Notes(b)	Baa3	7.00	02/01/18	3,940	2,688,719

					60,424,879

Non Captive Finance 0.7%
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125	07/01/16	9,561	9,489,293

Packaging 3.0%
Ball Corp., Gtd. Notes	Ba1	6.625	03/15/18	5,205	5,061,863
Berry Plastics Corp., Sr. Sec’d. Notes(h)	B1	5.8444	02/15/15	1,500	1,087,500
Berry Plastics Holding Corp., Sec’d. Notes(h)	Caa1	5.195	09/15/14	2,025	739,125
Berry Plastics Holding Corp., Sr. Sec’d. Notes(b)	Caa1	8.875	09/15/14	7,550	4,228,000
Crown Americas LLC, Gtd. Notes(b)	B1	7.625	11/15/13	8,375	8,406,405
Exopack Holding Corp., Gtd. Notes	B3	11.25	02/01/14	6,565	2,987,075
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.50	10/15/12	1,605	1,231,838
Graham Packaging Co., Inc., Gtd. Notes	Caa1	9.875	10/15/14	2,650	1,709,250
Greif Brothers Corp., Gtd. Notes	Ba2	6.75	02/01/17	7,075	6,420,563
Owens Brockway Glass Container, Inc., Gtd. Notes(b)	Ba3	8.25	05/15/13	4,425	4,447,125
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	3,250	3,055,000

					39,373,744

Paper 2.5%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25	02/15/13	4,075	2,271,813

Cellu Tissue Holdings, Inc., Sec’d. Notes(f)	B2	9.75	03/15/10	2,500	2,200,000
Domtar Corp., Gtd. Notes (Canada)	Ba3	5.375	12/01/13	2,200	1,474,000
Domtar Corp., Gtd. Notes (Canada)	Ba3	7.125	08/15/15	2,800	1,876,000
Domtar Corp., Gtd. Notes (Canada)(b)	Ba3	7.875	10/15/11	6,105	4,945,050
Georgia Pacific, Bank Loan(f)(h)	Ba2	2.965	12/20/10	3,203	3,012,472
Georgia-Pacific, Corp., Gtd. Notes, 144A (original cost $5,475,180; purchased 12/13/06-07/18/08)(b)(j)	Ba3	7.125	01/15/17	5,526	5,111,550
Graphic Packaging International Corp., Gtd. Notes(b)	B3	8.50	08/15/11	6,338	5,482,369
Jefferson Smurfit Corp., Sr. Unsec’d. Notes(c)	D(g)	8.25	10/01/12	3,270	408,750
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75	11/15/13	375	125,625
NewPage Corp., Sr. Sec’d. Notes	B2	10.00	05/01/12	600	208,500
Norampac, Inc., Gtd. Notes (Canada)	Ba3	6.75	06/01/13	1,130	502,850
P.H. Glatfelter, Gtd. Notes	Ba2	7.125	05/01/16	1,470	1,253,175
Rock-Tenn Co., Gtd. Notes	Ba3	9.25	03/15/16	845	842,888
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(c)	D(g)	8.375	07/01/12	3,800	479,750
Verso Paper Holdings LLC, Gtd. Notes, Ser. B	B3	11.375	08/01/16	11,575	2,720,125

					32,914,917

Pipelines & Others 2.6%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.125	05/20/16	2,225	2,091,500
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	8.25	02/15/16	2,225	2,080,375
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp., Gtd. Notes	B2	6.875	11/01/14	675	475,875
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp., Gtd. Notes	B2	8.75	04/15/18	3,850	2,685,375
Pacific Energy Partners LP, Gtd. Notes	Baa3	7.125	06/15/14	1,475	1,366,471
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625	07/15/11	1,840	1,777,565
Targa Resources Partners LP, Sr. Unsec’d. Notes, 144A	B2	8.25	07/01/16	2,475	1,794,375
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/01/13	8,875	5,502,500
Williams Cos., Inc., Sr. Unsec’d. Notes(b)	Baa3	8.125	03/15/12	7,366	7,476,490
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A	Baa3	8.75	01/15/20	2,550	2,537,250
Williams Partners LP, Sr. Unsec’d. Notes	Ba2	7.25	02/01/17	3,000	2,550,000
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.50	06/15/11	3,725	3,520,125

					33,857,901

Retailers 1.0%
GSC Holdings Corp., Gtd. Notes	Ba1	8.00	10/01/12	3,570	3,605,700
Neiman-Marcus Group, Inc., Gtd. Notes(b)	Caa3	10.375	10/15/15	4,395	1,406,400
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	Caa2	9.00	10/15/15	708	227,445
Pantry, Inc., Gtd. Notes	Caa1	7.75	02/15/14	1,200	936,000
Susser Holdings LLC, Gtd. Notes	B3	10.625	12/15/13	6,730	6,528,100

					12,703,645

Technology 8.0%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70	06/01/10	23,850	22,866,187
Ampex Corp.	NR	12.00	09/30/09	416	163,675
Anixter International Inc., Gtd. Notes(b)	Ba2	10.00	03/15/14	7,325	6,793,938
Avago Technologies, Gtd. Notes (Singapore)	B1	10.125	12/01/13	14,428	12,840,920
Avago Technologies, Gtd. Notes (Singapore)	B3	11.875	12/01/15	4,200	3,234,000
CA, Inc., Sr. Unsec’d. Notes(b)	Ba1	6.125	12/01/14	3,900	3,471,000
First Data Corp., Bank Loan(f)(h)	B2	3.2719	09/24/14	4,925	3,306,591
First Data Corp., Bank Loan(f)(h)	B2	3.2719	09/24/14	4,925	3,310,216
First Data Corp., Gtd. Notes(b)	B3	9.875	09/24/15	1,850	1,082,250

Flextronics International Ltd., Bank Loan (Singapore)(f)(h)	Ba1	3.34	10/01/14	133	85,676
Flextronics International Ltd., Bank Loan (Singapore)(f)(h)	Ba1	3.68	10/01/14	464	298,153
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125	12/15/14	16,675	1,834,250
Iron Mountain, Inc., Gtd. Notes	B2	8.00	06/15/20	3,950	3,673,500
Iron Mountain, Inc., Gtd. Notes(b)	B2	8.625	04/01/13	6,600	6,600,000
Nortel Networks Ltd., Gtd. Notes, (Canada)(c)	D(g)	10.125	07/15/13	3,050	571,875
Open Solutions, Inc., Gtd. Notes, 144A	Caa2	9.75	02/01/15	1,700	257,125
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba2	6.375	10/01/11	7,275	5,310,750
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00	05/01/14	8,523	2,556,900
Sensata Technologies, Bank Loan(f)(h)	B3	2.93	04/27/13	6,206	2,600,272
Serena Software, Inc., Gtd. Notes	Caa1	10.375	03/15/16	6,940	4,129,300
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	6.75	11/15/11	4,110	3,493,500
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125	08/15/13	1,400	1,218,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25	08/15/15	900	630,000
Sungard Data Systems, Inc., Gtd. Notes, 144A	Caa1	10.625	05/15/15	16,025	14,021,874

					104,349,952

Telecommunications 6.1%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	855	859,275
Centennial Cellular Operating Co., Gtd Notes	B2	10.125	06/15/13	8,225	8,512,875
Cincinnati Bell, Inc., Gtd. Notes(b)	B2	8.375	01/15/14	1,650	1,551,000
Citizens Communications Co., Sr. Unsec’d. Notes(b)(f)	Ba2	6.25	01/15/13	1,590	1,440,938
Citizens Communications Co., Sr. Unsec’d. Notes(f)	Ba2	9.00	08/15/31	3,135	2,151,394
Citizens Communications Co., Sr. Unsec’d. Notes(f)	Ba2	9.25	05/15/11	1,475	1,497,125
Fairpoint Communications, Inc., Sr. Unsec’d. Notes, 144A	B3	13.125	04/01/18	7,000	1,330,000
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(c)(f)	NR	8.765	05/01/13	4,550	136,500
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(c)(f)	NR	12.50	05/01/15	1,950	9,750
Level 3 Financing, Inc., Gtd. Notes(b)	Caa1	8.75	02/15/17	1,825	1,168,000
Level 3 Financing, Inc., Gtd. Notes(b)	Caa1	12.25	03/15/13	8,950	6,712,500
MetroPCS Wireless, Inc., Sr. Notes, 144A(b)	B3	9.25	11/01/14	1,000	965,000
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Ba3	7.50	02/15/14	3,150	2,724,750
Qwest Corp., Sr. Unsec’d. Notes(b)	Ba1	7.50	10/01/14	6,325	5,755,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625	06/15/15	5,115	4,603,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875	09/01/11	2,500	2,462,500
Qwest Corp., Sr. Unsec’d. Notes(b)	Ba1	8.875	03/15/12	650	641,875
Sprint Capital Corp., Gtd. Notes(b)	Ba2	7.625	01/30/11	6,725	6,220,625
Sprint Capital Corp., Gtd. Notes	Ba2	8.375	03/15/12	3,075	2,767,500
Sprint Capital Corp., Gtd. Notes	Ba2	8.75	03/15/32	1,200	804,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(b)(h)	Ba2	1.6319	06/28/10	2,250	2,082,242
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	02/15/14	9,000	8,685,000
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	5,200	5,122,000
Windstream Corp., Gtd. Notes(b)	Ba3	8.625	08/01/16	12,075	11,863,687

					80,067,786

TOTAL CORPORATE BONDS (cost $1,569,676,141)					1,241,220,090

		Shares
COMMON STOCKS 0.1%

Cable
Adelphia Recovery Trust(a)(f)		500,000	500

Electric
Mirant Corp.		2,240	25,536

Media
Virgin Media, Inc.		8,521	40,901

Technology 0.1%
Xerox Corp.		137,561	625,902

Telecommunications
Netia SA (Poland)(a)		238,168	211,580

TOTAL COMMON STOCKS (cost $2,249,158)			904,419

PREFERRED STOCK
Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 07/28/05)(a)(f)(j)		3,000	471,000

Cable
Adelphia Communications Corp., PIK, 13.00%(a)(f)		5,000	5
PTV, Inc., Ser. A, 10.00%		13	2

			7

TOTAL PREFERRED STOCKS (cost $4,765)			471,007

	Expiration Date	Units
WARRANTS(a)(f)

Cable
TVN Entertainment (original cost $1,215,008; purchased 03/30/01-3/15/04)(j)	8/21/11	9,347	5,421

Consumer
ICON Fitness Corp.	9/27/09	18,093	181

Media
Sirius XM Radio, Inc., 144A	3/15/10	5,005	5

Technology
Viasystems Group, Inc.	1/31/10	45,109	5

Telecommunications
GT Group Telecommunications, Inc. (Canada), 144A(k)	2/1/10	3,050	3

TOTAL WARRANTS (cost $4,213,592)			5,615

TOTAL LONG-TERM INVESTMENTS (cost $1,576,143,656)			1,242,601,131

SHORT-TERM INVESTMENTS 15.3%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund - Short Term Bond Series(e)		2,260,687	16,616,046
Dryden Core Investment Fund - Taxable Money Market Series (cost $183,495,214 includes $158,680,412 of cash collateral received for securities on loan)(d)(e)		183,495,214	183,495,214

TOTAL SHORT-TERM INVESTMENTS (cost $205,896,605)			200,111,260

TOTAL INVESTMENTS(k) 110.4% (cost $1,782,040,261)			1,442,712,391
LIABILITIES IN EXCESS OF OTHER ASSETS(l) (10.4%)			(135,886,260)

NET ASSETS 100.0%			$1,306,826,131

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

*	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $154,083,642; cash collateral of $158,680,412 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Short-Term Bond Series and the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	Indicates a security that has been deemed illiquid.
(g)	Standard & Poor’s rating.
(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2009.
(i)	Amount is actual; not rounded to thousands
(j)	Indicates a restricted security; the aggregate cost of such securities is $44,116,442. The aggregate value of $20,488,419 is approximately 1.6% of net assets.
(k)	As of March 31, 2009, 8 securities representing $642,612 and 0.05% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000) (4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Receive/(Paid)	Unrealized Appreciation/ (Depreciation)(5)
Buy Protection(1):
JPMorgan Chase Bank	6/20/2013	$5,000	6.65%	Tenet Healthcare Corp.,	$859,902	$—	$859,902
				7.375%, 2/01/13
Deutsche Bank AG	12/20/2013	3,000	2.00%	Allied Waste North America, Inc.,	(110,979)	833	(111,812)
				7.375%, 4/15/14
JPMorgan Chase Bank	12/20/2013	4,000	3.90%	JC Penney Co., Inc.,	56,323	1,733	54,590
				6.375%, 10/15/36
Merrill Lynch Capital Services	12/20/2013	5,000	4.35%	Ryland Group, Inc.,	(276,024)	—	(276,024)
				5.375%, 1/15/15
Merrill Lynch Capital Services	12/20/2013	5,000	4.60%	KB Home,	(16,443)	—	(16,443)
				6.25%, 6/15/15
Barclays Bank PLC	3/20/2014	3,500	5.00%	Cooper Tire & Rubber Co.,	986,667	824,444	162,223
				7.625%, 3/15/27

					$1,499,446	$827,010	$672,436

Credit default swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Implied Credit Spread at March 31, 2009 (3)	Notional Amount (000) (4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Receive/(Paid)	Unrealized Appreciation/ (Depreciation)(5)
Credit default swaps on corporate issues-Sell Protection(2)
JPMorgan Chase Bank	6/20/2009	81.970%	$2,150	5.00%	Harrah’s Operating Co., Inc.,	$(334,521)	$(25,627)	$(308,894)
					5.625%, 6/01/15
Barclays Bank PLC	9/20/2009	6.640%	10,000	5.00%	HCA, Inc.,	(59,955)	(3,835)	(56,120)
					6.375%, 1/15/15
Barclays Bank PLC	3/20/2010	6.950%	5,000	5.00%	HCA, Inc.,	(82,414)	(108,032)	25,618
					6.375%, 1/15/15
JPMorgan Chase Bank	3/20/2010	9.610%	8,000	5.00%	General Electric Capital Corp,.	(303,259)	(758,739)	455,480
					5.625%, 9/15/17
Morgan Stanley Capital Services, Inc.	9/20/2010	83.350%	2,500	4.20%	Lear Corp.,	(1,535,803)	—	(1,535,803)
					8.11%, 5/15/09
Goldman Sachs International	3/20/2016	5.670%	3,150	4.10%	NRG Energy, Inc.,	(236,138)	—	(236,138)
					7.25%, 2/01/14

						$(2,552,090)	$(896,233)	$(1,655,857)

								$(983,421)

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contract(s) risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$201,015,189	$—
Level 2 - Other Significant Observable Inputs	1,241,054,590	(983,421)
Level 3 - Significant Unobservable Inputs	642,612	—

Total	$1,442,712,391	$(983,421)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$642,612
Change in unrealized appreciation (depreciation)	—
Transfers in and/or out of Level 3	—

Balance as of 03/31/09	$642,612

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 95.2%

Biotechnology — 5.0%
Celgene Corp.(a)	100,400	$4,457,760
Gilead Sciences, Inc.(a)	136,300	6,313,416

		10,771,176

Capital Markets — 5.5%
Charles Schwab Corp. (The)	237,800	3,685,900
Goldman Sachs Group, Inc. (The)	76,800	8,142,336

		11,828,236

Chemicals — 2.8%
Monsanto Co.	73,100	6,074,610

Commercial Services & Supplies — 2.4%
Waste Management, Inc.	202,500	5,184,000

Communications Equipment — 5.7%
QUALCOMM, Inc.	188,200	7,322,862
Research In Motion Ltd.(a)(b)	115,900	4,991,813

		12,314,675

Computers & Peripherals — 2.8%
Apple, Inc.(a)	57,710	6,066,475

Consumer Finance — 1.6%
SLM Corp.(a)(b)	670,200	3,317,490

Diversified Consumer Services — 4.3%
Career Education Corp.(a)(b)	152,600	3,656,296
H&R Block, Inc.	305,700	5,560,683

		9,216,979

Food & Staples Retailing — 2.4%
Kroger Co. (The)	240,000	5,092,800

Food Products — 4.8%
Cadbury Schweppes PLC, ADR (United Kingdom)	156,756	4,749,707
ConAgra Foods, Inc.	328,600	5,543,482

		10,293,189

Healthcare Equipment & Supplies — 4.8%
Alcon, Inc.	50,800	4,618,228
Baxter International, Inc.	109,600	5,613,712

		10,231,940

Healthcare Providers & Services — 4.8%
Aetna, Inc.	215,010	5,231,194
Medco Health Solutions, Inc.(a)	122,200	5,051,748

		10,282,942

Household Products — 2.2%
Colgate-Palmolive Co.	81,300	4,795,074

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.(a)	99,100	7,277,904

Internet Software & Services — 5.7%
Google, Inc. (Class A Stock)(a)	20,900	7,274,454
IAC/InterActiveCorp(a)	329,500	5,018,285

		12,292,739

IT Services — 5.3%
Mastercard, Inc. (Class A Stock)(b)	33,900	5,677,572
Visa, Inc. (Class A Stock)(b)	102,900	5,721,240

		11,398,812

Media — 1.7%
Sirius XM Radio, Inc.(a)(b)	10,479,640	3,667,874

Metals & Mining — 3.9%
Century Aluminum Co.(a)	889,200	1,876,212
Freeport-McMoRan Copper & Gold, Inc.(b)	172,000	6,554,920

		8,431,132

Multi-Utilities — 2.5%
Sempra Energy	117,800	5,447,072

Oil, Gas & Consumable Fuels — 13.7%
Occidental Petroleum Corp.	94,600	5,264,490
Petroleo Brasileiro SA, ADR (Brazil)	195,100	5,944,697
Southwestern Energy Co.(a)	170,800	5,071,052
Suncor Energy, Inc.(b)	233,600	5,188,256
Williams Cos., Inc.	424,600	4,831,948
XTO Energy, Inc.	106,800	3,270,216

		29,570,659

Pharmaceuticals — 2.8%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	135,700	6,113,285

Software — 4.3%
Adobe Systems, Inc.(a)	191,400	4,094,046
Symantec Corp.(a)	341,900	5,107,986

		9,202,032

Wireless Telecommunication Services — 2.8%
NII Holdings, Inc.(a)	401,500	6,022,500

TOTAL LONG-TERM INVESTMENTS (cost $226,017,517)		204,893,595

SHORT-TERM INVESTMENT — 23.1%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund - Taxable Money Market Series (cost $49,822,042; includes $36,881,332 of cash collateral received for securities on loan)(c)(d)	49,822,042	49,822,042

TOTAL INVESTMENTS — 118.3% (cost $275,839,559)		254,715,637

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.3%)		(39,337,770)

NET ASSETS — 100.0%		$215,377,867

The following abbreviation is used in the portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $29,470,572; cash collateral of $36,881,332 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$254,715,637	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$254,715,637	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS

Aerospace & Defense 2.5%
Lockheed Martin Corp.	208,200	$14,372,046
Raytheon Co.	337,700	13,150,038

		27,522,084

Beverages 1.7%
PepsiCo, Inc.	358,100	18,434,988

Biotechnology 7.6%
Celgene Corp.(a)	478,700	21,254,280
Gilead Sciences, Inc.(a)	1,233,400	57,131,088
Vertex Pharmaceuticals, Inc.(a)(b)	175,200	5,033,496

		83,418,864

Capital Markets 4.3%
Charles Schwab Corp.(The)	1,511,600	23,429,800
Goldman Sachs Group, Inc.(The)	228,400	24,214,968

		47,644,768

Chemicals 3.2%
Monsanto Co.	420,300	34,926,930

Communications Equipment 11.0%
Cisco Systems, Inc.(a)	2,267,200	38,020,944
QUALCOMM, Inc.	1,349,800	52,520,718
Research In Motion Ltd.(a)(b)	705,400	30,381,578

		120,923,240

Computers & Peripherals 7.0%
Apple, Inc.(a)	291,437	30,635,857
Hewlett-Packard Co.	698,400	22,390,704
International Business Machines Corp.	253,100	24,522,859

		77,549,420

Energy Equipment & Services 2.0%
First Solar, Inc.(a)(b)	18,500	2,454,950
Schlumberger Ltd.	350,100	14,221,062
Weatherford International Ltd.(a)	439,800	4,868,586

		21,544,598

Food & Staples Retailing 6.4%
Costco Wholesale Corp.	436,300	20,209,416
CVS/Caremark Corp.	656,300	18,041,687
Wal-Mart Stores, Inc.	624,500	32,536,450

		70,787,553

Food Products 1.1%
Cadbury PLC (United Kingdom)	1,637,700	12,383,676

Health Care Equipment & Supplies 5.1%
Alcon, Inc.	279,100	25,372,981
Baxter International, Inc.	609,300	31,208,346

		56,581,327

Health Care Providers & Services 2.4%
Medco Health Solutions, Inc.(a)	640,600	26,482,404

Household Products 2.7%
Colgate-Palmolive Co.	512,900	30,250,842

Internet & Catalog Retail 3.3%
Amazon.com, Inc.(a)	497,400	36,529,056

Internet Software & Services 5.1%
Google, Inc. (Class A Stock)(a)	161,900	56,350,914

IT Services 5.6%
Infosys Technologies Ltd., ADR (India)(b)	377,378	10,049,576
Mastercard, Inc. (Class A Stock)(b)	100,200	16,781,496
Visa, Inc. (Class A Stock)(b)	622,200	34,594,320

		61,425,392

Life Sciences, Tools & Services 1.9%
Thermo Fisher Scientific, Inc.(a)(b)	602,200	21,480,474

Media 1.6%
Walt Disney Co. (The)	980,900	17,813,144

Multiline Retail 1.7%
Kohl’s Corp.(a)(b)	309,300	13,089,576
Target Corp.	153,400	5,275,426

		18,365,002

Oil, Gas & Consumable Fuels 4.5%
Occidental Petroleum Corp.	384,300	21,386,295
Southwestern Energy Co.(a)	523,800	15,551,622
XTO Energy, Inc.	412,800	12,639,936

		49,577,853

Pharmaceuticals 8.1%
Abbott Laboratories	372,000	17,744,400
Mylan, Inc.(a)(b)	676,200	9,067,842
Roche Holding, ADR (Switzerland)(b)	510,700	17,568,080
Shire PLC , ADR (United Kingdom)	261,770	9,408,014
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	785,700	35,395,785

		89,184,121

Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.(b)	1,039,600	11,175,700
Intel Corp.	1,256,500	18,910,325
KLA-Tencor Corp.(b)	279,900	5,598,000

		35,684,025

Software 4.4%
Adobe Systems, Inc.(a)	825,700	17,661,723
Microsoft Corp.	811,800	14,912,766
Oracle Corp.(a)	861,600	15,569,112

		48,143,601

Specialty Retail 1.0%
Home Depot, Inc.	256,300	6,038,428
Staples, Inc.	245,700	4,449,627

		10,488,055

Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc.(Class B Stock)(b)	377,700	17,710,353

TOTAL LONG-TERM INVESTMENTS (cost $1,045,259,973)		1,091,202,684

SHORT-TERM INVESTMENT 19.0%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund - Taxable Money Market Series (cost $209,059,326; includes $179,965,427 of cash collateral received for securities on loan)(c)(d)	209,059,326	209,059,326

TOTAL INVESTMENTS 118.0% (cost $1,1254,319,299)		1,300,262,010

LIABILITIES IN EXCESS OF OTHER ASSETS (18.0%)		(198,581,704)

NET ASSETS 100.0%		$1,101,680,306

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $176,550,298; cash collateral of $179,965,427 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,300,262,010	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,300,262,010	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit 21.6%
Banco Bilbao Vizcaya Argentaria	0.965%	06/08/09	$20,000	$20,000,188
Bank of Nova Scotia/Houston	0.250%	04/24/09	50,000	50,000,000
Barclays Bank PLC	1.350%	05/13/09	15,000	15,000,000
Barclays Bank PLC	2.000%	10/07/09	28,000	28,000,000
Barclays Bank PLC	2.000%	10/09/09	13,000	13,000,000
BNP Paribas	0.980%	05/18/09	20,000	20,000,000
Royal Bank of Scotland Group PLC	0.550%	05/01/09	20,000	20,000,000
Royal Bank of Scotland/New York	1.200%	04/09/09	33,000	32,999,261
State Street Bank and Trust Co.	1.000%	05/18/09	50,000	50,000,000
Toronto Dominion Bank (The)	2.420%	06/15/09	17,692	17,692,364
Toronto Dominion Bank (The)	1.970%	09/24/09	50,000	50,000,000

				316,691,813

Commercial Paper 52.2%
Australia & New Zealand Banking, 144A(a)(c)	1.671%	10/02/09	40,000	40,000,000
AXA SA, 144A(c)(d)	0.720%	04/14/09	13,000	12,996,620
AXA SA, 144A(c)(d)	1.000%	04/30/09	8,000	7,993,556
Banco Bilbao Vizcaya London, 144A(c)(d)	0.475%	04/13/09	10,000	9,998,417
Banco Bilbao Vizcaya London, 144A(c)(d)	0.980%	06/10/09	25,000	24,952,361
Bank of Ireland(a)	1.771%	09/04/09	41,000	41,000,000
Citigroup Funding, Inc.(d)(f)	0.390%	04/13/09	30,000	29,996,100
DNB Norbank ASA, 144A(c)(d)	0.850%	07/01/09	50,000	49,892,569
Edison Asset Securitization, LLC, 144A(c)(d)	0.450%	04/13/09	25,000	24,996,250
GDF Suez, 144A(c)(d)	0.310%	04/22/09	4,405	4,404,203
GDF Suez, 144A(c)(d)	0.500%	04/28/09	15,000	14,994,375
General Electric Capital Corp.(d)(f)	0.600%	06/23/09	25,000	24,965,417
General Electric Capital Corp.(d)(f)	0.750%	07/03/09	40,000	39,922,500
HSBC USA, Inc.(d)	0.380%	04/28/09	60,000	59,982,901
New York Life Capital Corp., 144A(c)(d)	0.600%	05/04/09	20,000	19,989,000
New York Life Capital Corp., 144A(c)(d)	0.600%	05/05/09	30,000	29,983,000
Nordea NA(d)	0.420%	04/03/09	20,000	19,999,533
Old Line Funding LLC, 144A(c)(d)	0.500%	04/13/09	40,000	39,993,333
Old Line Funding LLC, 144A(c)(d)	0.400%	04/15/09	30,000	29,995,333
Reckitt Benckiser TSY, 144A(c)(d)	1.230%	04/28/09	15,000	14,986,163
San Paolo IMI US Financial Co.(d)	1.050%	06/02/09	35,000	34,936,708
Santander Central Hispano Finance(d)	0.500%	04/08/09	34,000	33,996,694
Societe Generale North America, Inc.(d)	0.500%	04/06/09	1,800	1,799,875
Societe Generale North America, Inc.(d)	0.450%	04/14/09	7,426	7,424,522
Societe Generale North America, Inc.(d)	0.390%	04/15/09	40,000	39,993,933
Societe Generale North America, Inc.(d)	0.370%	04/20/09	10,000	9,998,047
State Street Corp.(d)(f)	0.400%	04/06/09	20,000	19,998,889
Toyota Motor Credit Corp.(d)	0.250%	04/14/09	29,000	28,997,382
UBS Finance (Delaware) LLC(d)	0.750%	05/18/09	45,000	44,955,938

				763,143,619

Other Corporate Obligations 15.1%
Bank of America Corp., Sr. Unsec’d. Notes(a)	1.436%	08/06/09	30,000	30,000,000
Bank of America Corp., Sr. Unsec’d. Notes(a)	1.352%	09/25/09	30,000	29,817,419
Bank of America NA(a)(f)	1.234%	07/29/10	30,000	30,000,000
Citigroup Funding, Inc., M.T.N.(a)(f)	1.274%	07/30/10	25,000	25,000,000
Goldman Sachs Promissory Note Gtd.(b)(f)	1.100%	09/08/09	35,000	35,000,000
MetLife Insurance Co. of Connecticut(a)(b)(e) (original cost $6,000,000; purchased 7/07/08)	1.861%	07/07/09	6,000	6,000,000
Nordea Bank AB, Notes, 144A(a)(c)	1.509%	09/24/09	40,000	40,000,001
Wells Fargo & Co., Sr. Unsec’d. Notes, M.T.N.(a)	1.397%	09/23/09	25,000	25,007,537

				220,824,957

U.S. Government Agencies 10.2%
Federal Home Loan Mortgage Corp.(d)	0.230%	06/08/09	50,000	49,978,278
Federal Home Loan Mortgage Corp.(d)	0.600%	07/24/09	10,000	9,981,000
Federal Home Loan Mortgage Corp.(a)	1.229%	08/24/10	60,000	59,983,510
Federal National Mortgage Association(a)	1.184%	08/05/10	30,000	29,985,998

				149,928,786

Repurchase Agreement 2.2%
Barclays Capital, Inc. 0.21%, dated 3/31/09, due 4/01/09 in the amount of $32,418,189 (cost $32,418,000; the value of collateral including accrued interest was $33,066,361)(g)			32,418	32,418,000

TOTAL INVESTMENTS 101.3% (amortized cost $1,483,007,175)(h)				1,483,007,175

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3)%				(19,265,227)

NET ASSETS 100.0%				$1,463,741,948

The following abbreviation is used in portfolio descriptions:

M.T.N. Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2009.
(b)	Indicates an illiquid security.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $6,000,000. The aggregate value of $6,000,000 is approximately 0.4% of net assets.
(f)	FDIC - Guaranteed issued under temporary liquidity guarantee program.
(g)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(h)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	1,483,007,175	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,483,007,175	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable input (Level 3) in determining the valuation of investments.

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.1%

All Other Basic Metals — 1.1%
Cameco Corp. (Canada)	466,800	$7,978,696
Platmin Ltd., 144A (South Africa)(a)(f)	276,900	155,932

		8,134,628

Aluminum — 0.6%
Alcoa, Inc.(b)	398,300	2,923,522
Century Aluminum Co.(a)(b)	581,200	1,226,332

		4,149,854

Coal — 0.3%
Patriot Coal Corp.(a)(b)	568,300	2,108,393

Copper — 4.2%
First Quantum Minerals Ltd. (Canada)	392,400	11,048,699
Freeport-McMoRan Copper & Gold, Inc.(b)	405,319	15,446,707
Southern Copper Corp.(b)	290,700	5,063,994

		31,559,400

Diversified Exploration & Production — 18.3%
Apache Corp.	140,600	9,011,054
Cabot Oil & Gas Corp.	471,800	11,120,326
Cairn Energy PLC (United Kingdom)(a)	398,000	12,420,725
Concho Resources, Inc.(a)	450,300	11,523,177
Denbury Resources, Inc.(a)	840,000	12,482,400
Devon Energy Corp.	126,200	5,639,878
EOG Resources, Inc.	131,200	7,184,512
Newfield Exploration Co.(a)(b)	312,200	7,086,940
Noble Energy, Inc.	245,000	13,200,600
OGX Petroleo e Gas Participacoes SA (Brazil)(a)	42,613	13,244,703
Oil Search Ltd. (Papua New Guinea)	1,882,841	6,917,788
Pacific Rubiales Energy Corp. (Canada)(a)	1,740,700	6,751,287
Talisman Energy, Inc.(b)	947,000	9,943,500
Woodside Petroleum Ltd. (Australia)	420,462	11,199,506

		137,726,396

Diversified Metals & Mining — 6.5%
African Rainbow Minerals Ltd. (South Africa)	545,850	7,980,445
BHP Billiton Ltd., ADR (Australia)(b)	170,000	7,582,000
Cia Vale do Rio Doce, ADR (Brazil)	499,500	6,643,350
First Uranium Corp. (South Africa)(a)	390,800	2,070,546
First Uranium Corp., 144A (South Africa)(a)	400,000	2,119,289
FNX Mining Co., Inc., 144A (Canada)(a)(f)	56,300	201,390
FNX Mining Co., Inc. (Canada)(a)	351,100	1,255,918
Northern Dynasty Minerals Ltd.(a)(b)	859,700	5,940,527
Rio Tinto PLC, ADR (United Kingdom)(b)	61,500	8,244,690
Sterlite Industries India Ltd., ADR (India)(b)	1,009,700	7,138,579

		49,176,734

Diversified Resources — 0.3%
First Solar, Inc.(a)(b)	18,200	2,415,140

Drillers — 2.9%
Helmerich & Payne, Inc.(b)	254,500	5,794,965
Noble Corp.	291,600	7,024,644
Pride International, Inc.(a)	438,600	7,886,028
Vantage Drilling Co.(a)	1,457,800	1,443,222

		22,148,859

Energy Services — 11.7%
Cameron International Corp.(a)	563,000	12,346,590
Complete Production Services, Inc.(a)	527,000	1,623,160
DRIL-QUIP, Inc.(a)	412,300	12,657,610
Halliburton Co.	710,500	10,991,435
Integra Group Holdings, GDR(a)	1,236,950	1,076,147
National-Oilwell Varco, Inc.(a)(b)	475,700	13,657,347
Schlumberger Ltd.	248,200	10,081,884
Superior Energy Services, Inc.(a)	408,300	5,262,987
Tenaris SA, ADR (Luxembourg)	352,300	7,105,891
Weatherford International Ltd.(a)(b)	1,149,000	12,719,430

		87,522,481

Foods — 0.4%
Agrenco Ltd., 144A (Brazil)(a)	1,166,700	236,383
Cosan Ltd. (Class A)(a)(b)	1,274,400	3,122,280

		3,358,663

Gold — 18.8%
Agnico-Eagle Mines Ltd.(b)	260,100	14,804,892
AXMIN, Inc. (Canada)(a)	4,338,700	326,917
Centerra Gold, Inc. (Canada)(a)	597,600	2,128,192
Cia de Minas Buenaventura SA, ADR (Peru)	652,000	15,634,959
Eldorado Gold Corp. (Canada)(a)	1,537,000	13,897,367
European Goldfields Ltd. (Canada)(a)	2,022,400	5,373,604
Gabriel Resources Ltd. (Canada)(a)	1,773,200	3,375,381
Gold Reserve, Inc.(a)	596,000	399,320
Gold Reserve, Inc.(Canada)(a)	131,900	88,924
Goldcorp, Inc.	414,277	13,803,710
Highland Gold Mining Ltd. (United Kingdom)(a)	427,900	239,448
Kinross Gold Corp.(b)	734,200	13,120,154
Lihir Gold Ltd., ADR (Papua New Guinea)(a)(b)	462,300	10,498,833
Nevsun Resources Ltd. (Canada)(a)	1,782,900	1,923,179
Newcrest Mining Ltd. (Australia)	519,699	11,963,176
Newmont Mining Corp.	322,700	14,444,052
Randgold Resources Ltd., ADR (Jersey)(b)	181,400	9,859,090
Seabridge Gold Inc.(a)(b)	224,900	5,093,985
SEMAFO, Inc., 144A (Canada)(a)(f)	2,385,200	3,840,384

		140,815,567

Integrated Oil/Domestic — 3.7%
Hess Corp.	208,400	11,295,280
Occidental Petroleum Corp.	300,500	16,722,825

		28,018,105

Integrated Oil/International — 7.0%
BG Group PLC ( United Kingdom)	1,008,700	15,269,299
Petroleo Brasileiro SA, ADR (Brazil)(b)	468,300	14,269,101
Reliance Industries Ltd., GDR 144A (India)	141,400	8,499,045
Sasol Ltd., ADR (South Africa)(b)	493,200	14,278,140

		52,315,585

Iron & Steel — 1.2%
Cliffs Natural Resources, Inc.	387,300	7,033,368
MMX Mineracao e Metalicos SA (Brazil)(a)	1,384,000	1,992,697

		9,026,065

Mineral Sands — 1.8%
OPTI Canada, Inc. (Canada)(a)	1,416,448	1,112,217
Suncor Energy, Inc.(b)	488,900	10,858,469
UTS Energy Corp. (Canada)(a)	942,800	1,271,225

		13,241,911

Natural Gas Production — 13.6%
BPI Energy Holdings, Inc.(a)	2,800,000	84,000
Chesapeake Energy Corp.	426,400	7,274,384
EQT Corp.	275,100	8,618,883
Linc Energy Ltd.,144A (Australia)(a)(f)	2,820,000	4,170,305
Petrohawk Energy Corp.(a)	475,100	9,136,173
Range Resources Corp.(b)	426,150	17,540,334
SandRidge Energy, Inc.(a)(b)	733,400	4,833,106
Southwestern Energy Co.(a)	745,700	22,139,832
Trident Resources Corp. (Canada)(Private) (cost $4,402,178; purchased 12/04/03)(a)(f)(g)	412,657	1,505,570
Ultra Petroleum Corp.(a)	299,000	10,731,110
XTO Energy, Inc.	450,325	13,788,952
Zodiac Exploration Corp. (Canada)(Private) (cost $3,757,486: purchased 8/08/08)(a)(f)(g)	8,000,000	2,664,975

		102,487,624

Non-Natural Resources — 0.8%
NRG Energy, Inc.(a)(b)	351,300	6,182,880

Oil & Gas Storage & Transportation — 1.3%
LLX Logistica SA (Brazil)(a)	1,384,000	948,619
Williams Cos., Inc. (The)	744,800	8,475,824

		9,424,443

Platinum — 1.1%
Impala Platinum Holdings Ltd., ADR (South Africa)(b)	494,100	8,340,408

Silver — 2.5%
Hecla Mining Co. (a)(b)		1,506,100	3,012,200
Pan American Silver Corp. (Canada)(a)		130,458	2,304,330
Pan American Silver Corp.(a)(b)		419,600	7,309,432
Silver Wheaton Corp.(a)(b)		738,000	6,073,740

			18,699,702

TOTAL COMMON STOCKS (cost $895,346,312)			736,852,838

		Units
RIGHT

Oil & Gas Storage & Transportation
LLX Logistica SA (Brazil)(a) (cost $0)		1,286,843	38,831

		Principal Amount (000)

CORPORATE BOND — 0.8%
Natural Gas Production
Trident Subordinated Unsecured Note, PIK, 8.02% due 8/12/12 (Canada)(Private) (cost $16,506,485; purchased 8/20/07-3/27/09)(f)(g)	CAD	17,420	6,287,484

		Units
WARRANTS(a)

Gold
Crystallex International Corp. Warrant, expiring 8/11/09 (Canada)(Private) (cost $0; purchased 2/08/08)(f)(g)		221,350	—	(e)

Natural Gas Production
Trident Warrant, expiring 1/01/15 (Canada)(Private) (cost $0; purchased 8/20/07)(f)(g)		1,455,868	115
Zodiac Exploration Corp. Warrant, expiring 2/10/12 (Canada)(Private) (cost $0; purchased 8/08/08)(f)(g)		8,000,000	—	(e)

			115

TOTAL WARRANTS (cost $0)			115

TOTAL LONG TERM INVESTMENTS (cost $911,852,797)			743,179,268

		Shares
SHORT-TERM INVESTMENT — 21.4%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund - Taxable Money Market Series (cost $160,366,002; includes $152,280,439 cash collateral received for securities on loan)(c)(d)		160,366,002	160,366,002

TOTAL INVESTMENTS(h) — 120.3% (cost $1,072,218,799)	903,545,270
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.3%)	(152,522,273)

NET ASSETS — 100.0%	$751,022,997

The following abbreviations are used in portfolio descriptions:

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
CAD	Canadian Dollar
GDR	Global Depositary Receipt
PIK	Payment in Kind

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $148,343,589; cash collateral of $152,280,439 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Less than $0.50.
(f)	Indicates illiquid securities.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $24,666,149. The aggregate value of $10,458,144 is approximately 1.4% of the net assets.
(h)	As of March 31, 2009, 10 securities representing $44,708,919 and 6.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$858,836,351	—
Level 2 - Other Significant Observable Inputs	34,250,775	—
Level 3 - Significant Unobservable Inputs	10,458,144	—

Total	$903,545,270	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$9,536,844
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	652,430
Net purchases (sales)	268,870
Transfers in and/or out of Level 3	–

Balance as of 3/31/09	$10,458,144

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS

Aerospace & Defense 3.1%
AAR Corp.(a)(b)	49,166	$616,542
Aerovironment, Inc.(a)(b)	19,926	416,453
American Science & Engineering, Inc.	11,613	648,005
Applied Signal Technology, Inc.	16,537	334,544
Axsys Technologies, Inc.(a)	11,815	496,703
Ceradyne, Inc.(a)	32,868	595,897
Cubic Corp.	19,765	500,647
Curtiss-Wright Corp.	57,588	1,615,343
Esterline Technologies Corp.(a)(b)	37,782	762,819
GenCorp, Inc.(a)	63,182	133,946
Moog, Inc. (Class A Stock)(a)	54,143	1,238,250
Orbital Sciences Corp.(a)(b)	72,789	865,461
Stanley, Inc.(a)	17,140	435,185
Teledyne Technologies, Inc.(a)	45,887	1,224,265
Triumph Group, Inc.	21,130	807,166

		10,691,226

Air Freight & Logistics 0.4%
Forward Air Corp.	36,829	597,735
HUB Group, Inc. (Class A Stock)(a)	48,142	818,414

		1,416,149

Airlines 0.3%
SkyWest, Inc.	72,492	901,800

Auto Components 0.2%
Drew Industries, Inc.(a)	24,620	213,701
Spartan Motors, Inc.	41,578	167,144
Standard Motor Products, Inc.	15,202	41,806
Superior Industries International, Inc.	29,536	350,001

		772,652

Automobiles 0.1%
Winnebago Industries, Inc.	36,974	196,332

Beverages 0.1%
Boston Beer Co., Inc. (Class A Stock)(a)	12,880	268,677

Biotechnology 1.0%
ArQule, Inc.(a)	36,303	150,294
Cubist Pharmaceuticals, Inc.(a)(b)	73,246	1,198,305
Martek Biosciences Corp.(b)	42,161	769,438
Regeneron Pharmaceuticals, Inc.(a)	80,479	1,115,439
Savient Pharmaceuticals, Inc.(a)	60,556	299,752

		3,533,228

Building Products 0.8%
Apogee Enterprises, Inc.	35,389	388,571
Gibraltar Industries, Inc.	34,252	161,669
Griffon Corp.(a)	61,807	463,553
NCI Building Systems, Inc.(a)	25,000	55,500
Quanex Building Products Corp.	47,903	364,063
Simpson Manufacturing Co., Inc.	47,678	859,157
Universal Forest Products, Inc.	21,439	570,492

		2,863,005

Capital Markets 2.0%
Greenhill & Co., Inc.(b)	23,506	1,735,917
Investment Technology Group, Inc.(a)	55,127	1,406,841
LaBranche & Co., Inc.(a)	66,753	249,656
OptionsXpress Holdings, Inc.	52,956	602,110
Piper Jaffray Cos., Inc.(a)	19,987	515,465
Stifel Financial Corp.(a)(b)	34,492	1,493,849
SWS Group, Inc.	34,939	542,603
TradeStation Group, Inc.(a)	40,608	268,013

		6,814,454

Chemicals 1.8%
A. Schulman, Inc.	33,065	448,031
American Vanguard Corp.	25,741	332,059
Arch Chemicals, Inc.	31,750	601,980
Balchem Corp.	23,210	583,267
Calgon Carbon Corp.(a)	68,816	975,122
H.B. Fuller Co.	61,857	804,141
New Market Corp.	15,683	694,757
OM Group, Inc.(a)(b)	38,835	750,292
Penford Corp.	14,246	51,713
PolyOne Corp.(a)	117,545	271,529
Quaker Chemical Corp.	13,869	110,120
Stepan Co.	9,232	252,034
Zep, Inc.	26,846	274,635

		6,149,680

Commercial Banks 6.6%
Boston Private Financial Holdings, Inc.	81,136	284,787
Cascade Bancorp(b)	35,713	58,212
Central Pacific Financial Corp.	36,527	204,551
Columbia Banking Systems, Inc.	23,082	147,725
Community Bank System, Inc.	41,571	696,314
East West Bancorp, Inc.	81,112	370,682
First BanCorp./Puerto Rico(b)	96,606	411,542
First Commonwealth Financial Corp.	95,227	844,663
First Financial Bancorp.	40,492	385,889
First Financial Bankshares, Inc.(b)	26,502	1,276,601
First Midwest Bancorp., Inc.	61,855	531,334
Frontier Financial Corp.(b)	59,918	65,910
Glacier Bancorp, Inc.	78,269	1,229,606

Hancock Holding Co.	30,339	949,004
Hanmi Financial Corp.	47,252	61,428
Home Bancshares, Inc.	16,950	338,492
Independent Bank Corp./MI	25,363	59,349
Independent Bank Corp./Rockland MA	20,685	305,104
Irwin Financial Corp.(a)	24,178	47,147
Nara Bancorp, Inc.	28,418	83,549
National Penn Bancshares, Inc.(b)	104,532	867,616
NBT Bancorp, Inc.	42,500	919,700
Old National Bancorp	84,357	942,268
PrivateBancorp, Inc.(b)	35,023	506,433
Prosperity Bancshares, Inc.	52,200	1,427,669
Provident Bankshares Corp.(b)	42,588	300,245
S&T Bancorp, Inc.	29,913	634,455
Signature Bank(a)(b)	44,839	1,265,805
South Financial Group, Inc. (The)	107,921	118,713
Sterling Bancorp.	22,892	226,631
Sterling Bancshares, Inc.	93,190	609,463
Sterling Financial Corp.(b)	66,662	137,990
Susquehanna Bancshares, Inc.(b)	109,590	1,022,475
Tompkins Financial Corp.	8,560	368,080
UCBH Holdings, Inc.	149,321	225,475
UMB Financial Corp.	37,558	1,595,838
Umpqua Holdings Corp.	76,561	693,643
United Bankshares, Inc.(b)	48,040	828,210
United Community Banks, Inc.(b)	52,369	217,855
Whitney Holding Corp.	81,474	932,877
Wilshire Bancorp., Inc.	24,581	126,838
Wintrust Financial Corp.	30,354	373,354

		22,693,522

Commercial Services & Supplies 2.3%
ABM Industries, Inc.(b)	56,638	928,863
ATC Technology Corp.(a)	25,092	281,030
Bowne & Co., Inc.	34,747	111,538
Consolidated Graphics, Inc.(a)(b)	14,207	180,713
G&K Services, Inc. (Class A Stock)	23,598	446,238
Geo Group, Inc. (The)(a)	65,103	862,615
Healthcare Services Group, Inc.	54,784	820,116
Interface, Inc. (Class A Stock)	71,526	213,863
Mobile Mini, Inc.(a)(b)	45,067	519,172
Standard Register Co. (The)	16,035	73,440
Sykes Enterprises, Inc.(a)	42,565	707,856
Tetra Tech, Inc.(a)	76,608	1,561,271
United Stationers, Inc.(a)	30,219	848,550
Viad Corp.	25,775	363,943

		7,919,208

Communications Equipment 2.4%
Arris Group, Inc.(a)	156,612	1,154,230
Bel Fuse, Inc. (Class B Stock)	14,606	196,305
Black Box Corp.	22,329	527,188
Blue Coat Systems, Inc.(a)	49,722	597,161
Comtech Telecommunications Corp.(a)	35,856	888,153
Digi International, Inc.(a)	31,853	244,313

EMS Technologies, Inc.(a)	19,344	337,746
Harmonic, Inc.(a)	121,389	789,029
NETGEAR, Inc.(a)	43,732	526,971
Network Equipment Technologies, Inc.(a)	37,196	131,674
Neutral Tandem, Inc.(a)	22,600	556,186
PC-Tel, Inc.	23,201	99,764
Symmetricom, Inc.(a)	55,972	195,902
Tekelec, Inc.(a)(b)	84,361	1,116,096
Tollgrade Communications, Inc.(a)	16,825	97,585
ViaSat, Inc.(a)	34,770	723,911

		8,182,214

Computers & Peripherals 0.9%
Adaptec, Inc.(a)	155,006	372,014
Avid Technology, Inc.(a)	38,675	353,490
Hutchinson Technology, Inc.(a)	29,443	76,552
Intermec, Inc.(a)	61,653	641,191
Intevac, Inc.(a)	27,855	145,125
Novatel Wireless, Inc.(a)	38,534	216,561
Stratasys, Inc.(a)(b)	25,690	212,456
Synaptics, Inc.(a)(b)	43,315	1,159,109

		3,176,498

Construction & Engineering 0.6%
EMCOR Group, Inc.(a)(b)	83,597	1,435,361
Insituform Technologies, Inc.(a)(b)	48,941	765,437

		2,200,798

Construction Materials 0.7%
Eagle Materials, Inc.	55,457	1,344,832
Headwaters, Inc.(a)	53,815	168,979
Texas Industries, Inc.(b)	35,175	879,375

		2,393,186

Consumer Finance 0.4%
Cash America International, Inc.	37,563	588,236
First Cash Financial Services, Inc.(a)	32,751	488,645
Rewards Network, Inc.(a)	34,551	120,929
World Acceptance Corp.(a)(b)	20,594	352,157

		1,549,967

Containers & Packaging 0.4%
Myers Industries, Inc.	35,805	219,843
Rock-Tenn Co. (Class A Stock)	48,687	1,316,983

		1,536,826

Distributors
Audiovox Corp.(a)	23,482	80,543

Diversified Consumer Services 1.4%
American Public Education, Inc.(a)	20,400	858,024

Capella Education Co.(a)(b)	18,113	959,989
Coinstar, Inc.(a)	37,880	1,240,949
Hillenbrand, Inc.	78,712	1,260,179
Pre-Paid Legal Services, Inc.(a)(b)	9,280	269,398
Universal Technical Institute, Inc.(a)(b)	27,473	329,676

		4,918,215

Diversified Financial Services 0.4%
Financial Federal Corp.	32,949	697,860
Portfolio Recovery Associates, Inc.(a)(b)	19,535	524,319

		1,222,179

Diversified Telecommunication Services 0.3%
Fairpoint Communications, Inc.(b)	113,266	88,347
General Communication, Inc. (Class A Stock)(a)	56,215	375,516
Iowa Telecommunications Services, Inc.	40,663	465,999

		929,862

Electric Utilities 1.6%
ALLETE, Inc.	34,946	932,709
Central Vermont Public Services Corp.	14,634	253,168
Cleco Corp.	76,693	1,663,471
El Paso Electric Co.(a)	57,156	805,328
UIL Holdings Corp.	32,150	717,588
Unisource Energy Corp.	45,377	1,279,178

		5,651,442

Electrical Equipment 2.0%
A.O. Smith Corp.	28,861	726,720
Acuity Brands, Inc.(b)	51,424	1,159,097
AZZ, Inc.(a)	16,100	424,879
Baldor Electric Co.(b)	58,916	853,693
Belden, Inc.	59,270	741,468
Brady Corp. (Class A Stock)	65,323	1,151,644
C&D Technologies, Inc.(a)(b)	33,359	61,714
II-VI, Inc.(a)	30,824	529,556
Magnetek, Inc.(a)	39,474	71,053
Regal Beloit Corp.(b)	40,140	1,229,890
Vicor Corp.	24,911	121,815

		7,071,529

Electronic Equipment & Instruments 2.8%
Agilysys, Inc.	28,834	123,986
Anixter International, Inc.(a)(b)	38,052	1,205,488
Benchmark Electronics, Inc.(a)(b)	83,008	929,691
Brightpoint, Inc.(a)	65,533	280,481
Checkpoint Systems, Inc.(a)	49,354	442,705
Cognex Corp.	50,430	673,241
CTS Corp.	42,894	154,847
Daktronics, Inc.(b)	43,412	284,349
Electro Scientific Industries, Inc.(a)	34,464	204,027
FARO Technologies, Inc.(a)	21,286	286,084

Gerber Scientific, Inc.(a)	30,649	73,251
Insight Enterprises, Inc.(a)	58,032	177,578
Keithley Instruments, Inc.	17,229	58,406
Littelfuse, Inc.(a)	27,572	303,016
LoJack Corp.(a)	22,040	99,841
Mercury Computer Systems, Inc.(a)	28,834	159,452
Methode Electronics, Inc.	48,158	172,406
MTS Systems Corp.	21,416	487,214
Newport Corp.(a)	45,772	202,312
Park Electrochemical Corp.	26,062	450,351
Plexus Corp.(a)(b)	50,055	691,760
Radisys Corp.(a)	29,556	179,109
Rogers Corp.(a)	19,926	376,203
Scansource, Inc.(a)(b)	33,611	624,492
SYNNEX Corp.(a)	24,139	474,814
Technitrol, Inc.	52,123	89,130
TTM Technologies, Inc.(a)	54,439	315,746

		9,519,980

Energy Equipment & Services 2.7%
Atwood Oceanics, Inc.(a)	71,065	1,178,968
Basic Energy Services, Inc.(a)	28,642	185,314
Bristow Group, Inc.(a)(b)	37,044	793,853
CARBO Ceramics, Inc.(b)	24,993	710,801
Dril-Quip, Inc.(a)(b)	38,290	1,175,503
Gulf Island Fabrication, Inc.	18,135	145,261
Hornbeck Offshore Services, Inc.(a)	29,618	451,378
ION Geophysical Corp.(a)	114,201	178,154
Lufkin Industries, Inc.	18,947	717,712
Matrix Service Co.(a)	31,676	260,377
NATCO Group, Inc.(a)	25,344	479,762
Oil States International, Inc.(a)	62,996	845,406
Pioneer Drilling Co.(a)(b)	63,643	208,749
SEACOR Holdings, Inc.(a)(b)	25,546	1,489,588
Superior Well Services, Inc.	20,926	107,350
Tetra Technologies, Inc.(a)	95,734	311,136

		9,239,312

Exchange Traded Fund 0.1%
iShares S&P SmallCap 600 Index Fund	6,319	230,580

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	23,174	327,680
Casey’s General Stores, Inc.	64,700	1,724,903
Great Atlantic & Pacific Tea Co.(a)	38,455	204,196
Nash-Finch Co.	16,346	459,159
Spartan Stores, Inc.	28,268	435,610
United Natural Foods, Inc.(a)(b)	54,618	1,036,103

		4,187,651

Food Products 1.9%
Cal-Maine Foods, Inc.(b)	16,074	359,897
Darling International, Inc.(a)	104,011	385,881
Diamond Foods, Inc.	20,841	582,089

Green Mountain Coffee Roasters, Inc.(a)(b)	22,723	1,090,704
Hain Celestial Group, Inc. (The)(a)(b)	51,513	733,545
J&J Snack Foods Corp.	17,803	615,806
Lance, Inc.	40,193	836,818
Sanderson Farms, Inc.	22,224	834,511
TreeHouse Foods, Inc.(a)(b)	40,205	1,157,502

		6,596,753

Gas Utilities 3.5%
Atmos Energy Corp.	116,642	2,696,762
Laclede Group, Inc. (The)	28,226	1,100,249
New Jersey Resources Corp.	53,919	1,832,168
Northwest Natural Gas Co.	33,818	1,468,378
Piedmont Natural Gas Co., Inc.(b)	93,608	2,423,511
South Jersey Industries, Inc.	37,904	1,326,640
Southwest Gas Corp.	56,537	1,191,235

		12,038,943

Healthcare Equipment & Supplies 4.0%
Abaxis, Inc.(a)	27,908	481,134
American Medical Systems Holdings, Inc.(a)(b)	93,800	1,045,870
Analogic Corp.	16,316	522,438
CONMED Corp.(a)	36,971	532,752
Cooper Cos., Inc. (The)(b)	57,423	1,518,263
CryoLife, Inc.(a)(b)	35,837	185,636
Cyberonics, Inc.(a)	29,592	392,686
Greatbatch, Inc.(a)(b)	29,342	567,768
Haemonetics Corp.(a)(b)	32,434	1,786,464
ICU Medical, Inc.(a)	16,542	531,329
Integra LifeSciences Holdings Corp.(a)(b)	25,449	629,354
Invacare Corp.	40,863	655,034
Kensey Nash Corp.(a)	14,618	310,925
Meridian Bioscience, Inc.	51,387	931,132
Merit Medical Systems, Inc.(a)	35,729	436,251
Natus Medical, Inc.(a)(b)	35,530	302,360
Neogen Corp.(a)	18,737	409,029
Osteotech, Inc.(a)	22,798	79,565
Palomar Medical Technologies, Inc.(a)(b)	23,453	170,269
SurModics, Inc.(a)(b)	18,582	339,122
Symmetry Medical, Inc.(a)	45,583	287,629
Theragenics Corp.(a)	42,281	51,583
West Pharmaceutical Services, Inc.(b)	41,722	1,368,899
Zoll Medical Corp.(a)	26,844	385,480

		13,920,972

Healthcare Providers & Services 5.6%
Air Methods Corp.(a)	13,635	230,568
Almost Family, Inc.(a)(b)	8,112	154,858
Amedisys, Inc.(a)(b)	34,726	954,618
AMERIGROUP Corp.(a)	67,612	1,862,034
AMN Healthcare Services, Inc.(a)	41,399	211,135
AmSurg Corp.(a)	40,062	634,983
Bio-Reference Labs, Inc.(a)(b)	14,743	308,276
Catalyst Health Solutions, Inc.(a)	48,994	971,061

Centene Corp.(a)(b)	54,798	987,460
Chemed Corp.(b)	28,705	1,116,625
Corvel Corp.(a)	9,728	196,700
Cross Country Healthcare, Inc.(a)	39,100	256,105
Gentiva Health Services, Inc.(a)(b)	36,654	557,141
Healthspring, Inc.(a)	62,092	519,710
Healthways, Inc.(a)	42,801	375,365
HMS Holdings Corp.(a)	32,458	1,067,868
inVentiv Health, Inc.(a)	42,384	345,853
Landauer, Inc.	11,933	604,764
LCA-Vision, Inc.(b)	23,557	68,551
LHC Group, Inc.(a)(b)	18,764	418,062
Magellan Health Services, Inc.(a)(b)	46,681	1,701,056
Medcath Corp.(a)	24,942	181,328
Mednax, Inc.(a)	58,133	1,713,180
Molina Healthcare, Inc.(a)(b)	17,858	339,659
MWI Veterinary Supply, Inc.(a)(b)	15,419	439,133
Odyssey HealthCare, Inc.(a)	41,686	404,354
PharMerica Corp.(a)(b)	38,823	646,015
PSS World Medical, Inc.(a)(b)	77,046	1,105,610
RehabCare Group, Inc.(a)	23,455	409,055
Res-Care, Inc.(a)	32,618	474,918

		19,256,045

Healthcare Technology 0.6%
Computer Programs & Systems, Inc.(b)	11,913	396,346
Eclipsys Corp.(a)	71,410	724,097
Omnicell, Inc.(a)	39,819	311,385
Phase Forward, Inc.(a)	54,528	697,413

		2,129,241

Hotels, Restaurants & Leisure 3.5%
Buffalo Wild Wings, Inc.(a)(b)	22,804	834,170
California Pizza Kitchen, Inc.(a)(b)	30,672	401,190
CEC Entertainment, Inc.(a)(b)	28,964	749,588
CKE Restaurants, Inc.	69,519	583,960
Cracker Barrel Old Country Store, Inc.(b)	28,569	818,216
DineEquity, Inc.(b)	19,506	231,341
Interval Leisure Group, Inc.(a)	50,080	265,424
Jack in the Box, Inc.(a)	72,379	1,685,707
Landry’s Restaurants, Inc.(b)	15,789	82,419
Marcus Corp.	26,876	228,446
Monarch Casino & Resort, Inc.(a)	14,505	74,846
Multimedia Games, Inc.(a)	29,454	63,326
O’Charleys, Inc.	27,045	81,405
P.F. Chang’s China Bistro, Inc.(a)(b)	30,694	702,279
Papa John’s International, Inc.(a)	27,296	624,260
Peet’s Coffee & Tea, Inc.(a)	15,585	336,948
Pinnacle Entertainment, Inc.(a)(b)	76,333	537,384
Red Robin Gourmet Burgers, Inc.(a)(b)	19,656	346,535
Ruby Tuesday, Inc.(a)	67,259	196,396
Ruth’s Hospitality Group, Inc.(a)	24,568	29,727
Shuffle Master, Inc.(a)	68,280	195,964
Sonic Corp.(a)(b)	77,039	771,931
Steak N Shake Co. (The)(a)(b)	36,540	276,608

Texas Roadhouse, Inc. (Class A Stock)(a)(b)	64,563	615,285
WMS Industries, Inc.(a)(b)	62,834	1,313,859

		12,047,214

Household Durables 0.7%
Ethan Allen Interiors, Inc.	36,625	412,398
Helen of Troy Ltd.(a)	38,400	527,999
La-Z-Boy, Inc.	65,534	81,918
M/I Homes, Inc.	17,848	124,758
Meritage Home Corp.(a)(b)	39,301	448,816
National Presto Industries, Inc.	6,165	376,127
Russ Berrie & Co., Inc.(a)	21,411	28,263
Skyline Corp.	8,664	164,703
Standard Pacific Corp.(a)	117,948	103,794
Universal Electronics, Inc.(a)	17,832	322,759

		2,591,535

Household Products 0.3%
Central Garden & Pet Co. (Class A Stock)(a)	90,068	677,311
WD-40 Co.	20,978	506,409

		1,183,720

Industrial Conglomerates 0.2%
Standex International Corp.	15,735	144,762
Tredegar Corp.	24,601	401,734

		546,496

Insurance 3.4%
American Physicians Capital, Inc.	9,628	393,978
Amerisafe, Inc.(a)	23,991	367,542
Delphi Financial Group, Inc.	52,638	708,507
eHealth, Inc.(a)	31,900	510,719
Infinity Property & Casualty Corp.	17,903	607,449
National Financial Partners Corp.	50,683	162,186
Navigators Group, Inc.(a)	17,029	803,428
Presidential Life Corp.	27,470	213,991
ProAssurance Corp.(a)(b)	42,463	1,979,624
RLI Corp.	22,776	1,143,355
Safety Insurance Group, Inc.	20,760	645,221
Selective Insurance Group	67,092	815,839
Stewart Information Services Corp.	23,065	449,768
Tower Group, Inc.	44,462	1,095,099
United Fire & Casualty Co.	28,480	625,421
Zenith National Insurance Corp.	47,509	1,145,442

		11,667,569

Internet & Catalog Retail 0.6%
Blue Nile, Inc.(a)(b)	18,499	557,744
HSN, Inc.(a)	50,079	257,406
NutriSystem, Inc.(b)	38,925	555,460
PetMed Express, Inc.(a)(b)	29,709	489,604
Stamps.com, Inc.(a)	18,021	174,804
Ticketmaster Entertainment, Inc.(a)	50,966	188,065

		2,223,083

Internet Software & Services 1.3%
Bankrate, Inc.(a)(b)	17,752	442,912
comScore, Inc.(a)	23,254	281,141
DealerTrack Holdings, Inc.(a)	50,675	663,843
Infospace, Inc.(a)	44,428	231,026
j2 Global Communications, Inc.(a)	55,975	1,225,292
Knot, Inc. (The)(a)(b)	36,587	300,013
Perficient, Inc.(a)	40,695	219,753
United Online, Inc.	104,569	466,378
Websense, Inc.(a)	57,283	687,396

		4,517,754

IT Services 1.8%
CACI International, Inc. (Class A Stock)(a)(b)	38,162	1,392,532
Ciber, Inc.(a)	76,839	209,770
CSG Systems International, Inc.(a)	44,698	638,287
Cybersource Corp.(a)(b)	87,826	1,300,703
Forrester Research, Inc.(a)	19,443	399,748
Gevity HR, Inc.	31,367	123,900
Heartland Payment Systems, Inc.	31,109	205,630
Integral Systems, Inc.(a)	21,951	188,779
MAXIMUS, Inc.	22,225	885,889
Startek, Inc.(a)	14,652	45,421
Wright Express Corp.(a)	48,658	886,549

		6,277,208

Leisure Equipment & Products 0.9%
Arctic Cat, Inc.	15,137	57,975
Brunswick Corp.	112,183	387,031
JAKKS Pacific, Inc.(a)(b)	35,564	439,215
Nautilus, Inc.(a)	28,426	17,908
Polaris Industries, Inc.(b)	41,324	885,988
Pool Corp.(b)	61,482	823,859
RC2 Corp.(a)	21,905	115,439
Sturm Ruger & Co., Inc.(a)	24,173	298,053

		3,025,468

Life Sciences Tools & Services 0.8%
Cambrex Corp.(a)	37,172	84,752
Dionex Corp.(a)	22,612	1,068,417
Enzo Biochem, Inc.(a)	41,334	166,163
eResearch Technology, Inc.(a)	55,489	291,872
Kendle International, Inc.(a)(b)	16,960	355,482
Parexel International Corp.(a)	73,313	713,335

		2,680,021

Machinery 4.5%
Actuant Corp. (Class A Stock)	71,759	741,270
Albany International Corp.	33,931	307,076

Astec Industries, Inc. (a)(b)	25,264	662,675
Barnes Group, Inc.(b)	53,234	569,071
Briggs & Stratton Corp.(b)	63,452	1,046,958
Cascade Corp.	10,746	189,452
Circor International, Inc.	21,543	485,148
CLARCOR, Inc.	64,804	1,632,412
EnPro Industries, Inc.(a)	25,795	441,095
ESCO Technologies, Inc.(a)	33,400	1,292,580
Gardner Denver, Inc.(a)	65,931	1,433,340
John Bean Technologies Corp.	34,998	366,079
Kaydon Corp.	42,872	1,171,692
Lindsay Corp.(b)	15,630	422,010
Lydall, Inc.(a)	21,189	62,931
Mueller Industries, Inc.	47,278	1,025,460
Robbins & Myers, Inc.	41,722	632,923
Toro Co.(b)	45,577	1,102,052
Valmont Industries, Inc.	22,370	1,123,198
Wabash National Corp.	39,056	48,039
Watts Water Technologies, Inc. (Class A Stock)	37,352	730,605

		15,486,066

Marine 0.5%
Kirby Corp.(a)	68,514	1,825,213

Media 0.2%
Arbitron, Inc.	33,658	505,206
E.W. Scripps Co. (Class A Stock)	36,976	49,918
Live Nation, Inc.(a)(b)	99,624	265,996

		821,120

Metals & Mining 0.5%
A.M. & Castle & Co.	20,952	186,892
AMCOL International Corp.	28,628	424,840
Brush Engineered Materials, Inc.(a)	25,537	354,198
Century Aluminum Co.(a)(b)	70,229	148,183
Olympic Steel, Inc.	11,445	173,621
RTI International Metals, Inc.(a)	29,389	343,851

		1,631,585

Multiline Retail 0.2%
Fred’s, Inc. (Class A Stock)	50,872	573,836
Tuesday Morning Corp.(a)(b)	39,417	50,060

		623,896

Multi-Utilities 0.5%
Avista Corp.	69,579	958,799
CH Energy Group, Inc.	20,138	944,472

		1,903,271

Oil, Gas & Consumable Fuels 1.4%
Holly Corp.	52,327	1,109,333
Penn Virginia Corp.	53,283	585,047

Petroleum Development Corp.(a)	18,953	223,835
Petroquest Energy, Inc.(a)(b)	55,199	132,478
St. Mary Land & Exploration Co.	79,280	1,048,874
Stone Energy Corp.(a)	44,358	147,712
Swift Energy Co.(a)	39,334	287,138
World Fuel Services Corp.(b)	37,423	1,183,690

		4,718,107

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.(a)	49,187	104,768
Clearwater Paper Corp.(a)	14,330	115,070
Deltic Timber Corp.	13,442	529,749
Neenah Paper, Inc.	18,517	67,217
Schweitzer-Mauduit International, Inc.	19,528	360,487
Wausau Paper Corp.	62,066	326,467

		1,503,758

Personal Products 0.4%
Chattem, Inc.(a)(b)	24,795	1,389,760
Mannatech, Inc.	19,855	66,117

		1,455,877

Pharmaceuticals 0.5%
Noven Pharmaceuticals, Inc.(a)	31,607	299,634
Par Pharmaceutical Cos., Inc.(a)	44,269	419,227
Salix Pharmaceuticals Ltd.(a)(b)	61,114	580,584
ViroPharma, Inc.(a)(b)	98,549	517,382

		1,816,827

Professional Services 0.7%
Administaff, Inc.	27,883	589,168
CDI Corp.	16,342	158,844
Heidrick & Struggles International, Inc.	20,791	368,832
On Assignment, Inc.(a)	45,443	123,151
School Specialty, Inc.(a)	20,363	358,185
Spherion Corp.(a)	66,829	139,004
TrueBlue, Inc.(a)	55,103	454,600
Volt Information Sciences, Inc.(a)	15,370	102,211

		2,293,995

Real Estate Investment Trusts (REITs) 5.1%
Acadia Realty Trust(b)	43,102	457,312
BioMed Realty Trust, Inc.	103,194	698,623
Cedar Shopping Centers, Inc.(b)	56,563	98,420
Colonial Properties Trust(b)	61,857	235,675
DiamondRock Hospitality Co.(b)	114,621	459,630
EastGroup Properties, Inc.	31,903	895,517
Entertainment Properties Trust(b)	44,171	696,135
Extra Space Storage, Inc.(b)	109,200	601,692
Franklin Street Properties Corp.(b)	75,370	927,051
Home Properties, Inc.(b)	41,847	1,282,611
Inland Real Estate Corp.	73,827	523,433

Kilroy Realty Corp.(b)	42,039	722,650
Kite Realty Group Trust(b)	43,276	106,026
LaSalle Hotel Properties(b)	52,138	304,486
Lexington Realty Trust	99,869	237,688
LTC Properties, Inc.	29,437	516,325
Medical Properties Trust, Inc.	97,147	354,587
Mid-America Apartment Communities, Inc.(b)	35,938	1,107,969
National Retail Properties, Inc.(b)	100,629	1,593,963
Parkway Properties, Inc.	19,572	201,592
Pennsylvania Real Estate Investment Trust(b)	50,170	178,104
Post Properties, Inc.	56,264	570,517
PS Business Parks, Inc.	19,003	700,261
Senior Housing Properties Trust(b)	153,238	2,148,396
Sovran Self Storage, Inc.	28,045	563,144
Tanger Factory Outlet Centers(b)	40,338	1,244,831
Urstadt Biddle Properties, Inc. (Class A Stock)	27,248	365,668

		17,792,306

Real Estate Management & Development 0.1%
Forestar Group, Inc.(a)(b)	45,569	348,603

Road & Rail 1.0%
Arkansas Best Corp.	32,241	613,224
Heartland Express, Inc.	68,264	1,010,990
Knight Transportation, Inc.	72,188	1,094,370
Old Dominion Freight Line, Inc.(a)(b)	35,182	826,425

		3,545,009

Semiconductors & Semiconductor Equipment 4.6%
Actel Corp.(a)	32,748	331,410
Advanced Energy Industries, Inc.(a)	41,501	312,503
ATMI, Inc.(a)	39,871	615,210
Brooks Automation, Inc.(a)(b)	81,054	373,659
Cabot Microelectronics Corp.(a)	29,804	716,190
Cohu, Inc.	29,684	213,725
Cymer, Inc.(a)	37,753	840,382
Cypress Semiconductor Corp.(a)(b)	175,593	1,188,765
Diodes, Inc.(a)(b)	41,618	441,567
DSP Group, Inc.(a)	34,089	147,264
Exar Corp.(a)	54,618	340,816
FEI Co.(a)	47,512	733,110
Hittite Microwave Corp.(a)(b)	24,066	750,859
Kopin Corp.(a)	86,846	201,483
Kulicke & Soffa Industries, Inc.(a)	77,697	203,566
Micrel, Inc.	58,183	409,608
Microsemi Corp.(a)	103,195	1,197,062
MKS Instruments, Inc.(a)	63,066	925,178
Pericom Semiconductor Corp.(a)(b)	32,048	234,271
Rudolph Technologies, Inc.(a)	39,082	118,418
Skyworks Solutions, Inc.(a)(b)	210,612	1,697,533
Standard Microsystems Corp.(a)(b)	27,882	518,605
Supertex, Inc.(a)	16,372	378,193
TriQuint Semiconductor, Inc.(a)	187,614	463,407
Ultratech, Inc.(a)	29,885	373,264
Varian Semiconductor Equipment Associates, Inc.(a)	93,022	2,014,856
Veeco Instruments, Inc.(a)	40,888	272,723

		16,013,627

Software 3.8%
Blackbaud, Inc.	55,702	646,700
Catapult Communications Corp.(a)	9,766	68,069
Commvault Systems, Inc.(a)	52,775	578,942
Concur Technologies, Inc.(a)(b)	53,728	1,031,040
Ebix, Inc.(a)	11,318	281,252
Epicor Software Corp.(a)	76,275	290,608
EPIQ Systems, Inc.(a)	45,434	819,175
Informatica Corp.(a)(b)	111,020	1,472,124
JDA Software Group, Inc.(a)	34,772	401,617
Manhattan Associates, Inc.(a)	29,996	519,531
MICROS Systems, Inc.(a)(b)	102,381	1,919,643
Phoenix Technologies Ltd.(a)	36,988	59,921
Progress Software Corp.(a)	50,827	882,357
Quality Systems, Inc.(b)	23,131	1,046,678
Radiant Systems, Inc.(a)	35,017	154,425
Smith Micro Software, Inc.(a)	35,579	186,078
Sonic Solutions, Inc.(a)	33,836	40,603
SPSS, Inc.(a)(b)	23,167	658,638
Take -Two Interactive Software, Inc.	98,826	825,197
Taleo Corp. (Class A Stock)(a)	38,963	460,543
THQ, Inc.(a)	85,344	259,446
Tyler Technologies, Inc.(a)(b)	36,500	533,995

		13,136,582

Specialty Retail 4.4%
Aaron Rents, Inc.(b)	68,320	1,821,411
Big 5 Sporting Goods Corp.	27,302	160,263
Brown Shoe Co., Inc.	53,789	201,709
Buckle, Inc. (The)(b)	29,926	955,537
Cabela’s, Inc.(a)(b)	50,196	457,286
Cato Corp. (The) (Class A Stock)	37,408	683,818
Charlotte Russe Holdings, Inc.(a)	26,701	217,613
Children’s Place Retail Stores, Inc. (The)(a)	30,713	672,308
Christopher & Banks Corp.	45,149	184,659
Dress Barn, Inc.(a)(b)	57,318	704,438
Finish Line, Inc. (The)(Class A Stock)	69,807	462,122
Genesco, Inc.(a)	24,531	461,919
Group 1 Automotive, Inc.(b)	30,501	426,099
Gymboree Corp.(a)(b)	36,933	788,520
Haverty Furniture Cos., Inc.(b)	23,601	248,519
Hibbett Sports, Inc.(a)(b)	36,329	698,243
Hot Topic, Inc.(a)	55,774	624,111
Jo-Ann Stores, Inc.(a)	32,876	537,194
Jos. A. Bank Clothiers, Inc.(a)(b)	23,252	646,638
Lithia Motors, Inc. (Class A Stock)	21,048	47,358
MarineMax, Inc.(a)	23,550	46,158
Men’s Wearhouse, Inc. (The)	65,897	997,681
Midas, Inc.(a)	17,784	140,849
OfficeMax, Inc.	97,104	302,964
Pep Boys-Manny, Moe & Jack	54,353	239,697
Sonic Automotive, Inc. (Class A Stock)	35,724	57,158

Stage Stores, Inc.	48,335	487,217
Stein Mart, Inc.(a)	32,344	93,474
Tractor Supply Co.(a)(b)	40,392	1,456,536
Tween Brands, Inc.(a)	31,446	67,294
Zale Corp.(a)(b)	40,559	79,090
Zumiez, Inc.(a)	25,574	248,068

		15,215,951

Textiles, Apparel & Luxury Goods 2.2%
Carter’s, Inc.(a)(b)	71,706	1,348,790
Crocs, Inc.(a)	105,627	125,696
Deckers Outdoor Corp.(a)(b)	16,712	886,404
Fossil, Inc.(a)	56,798	891,729
Iconix Brand Group, Inc.(a)(b)	73,858	653,643
K-Swiss, Inc. (Class A Stock)	34,173	291,837
Liz Claiborne, Inc.	121,044	298,979
Maidenform Brands, Inc.(a)	23,863	218,585
Movado Group, Inc.	22,923	172,839
Oxford Industries, Inc.	17,262	106,507
Perry Ellis International, Inc.(a)	14,973	51,807
Quiksilver, Inc.(a)	161,567	206,806
Skechers USA, Inc. (Class A Stock)(a)	42,188	281,394
True Religion Apparel, Inc.(a)	23,312	275,315
Unifirst Corp.	18,190	506,410
Volcom, Inc.(a)	20,133	195,290
Wolverine World Wide, Inc.	63,006	981,633

		7,493,664

Thrifts & Mortgage Finance 0.7%
Bank Mutual Corp.	60,703	549,969
Brookline Bancorp., Inc.	74,296	705,812
Dime Community Bancshares	33,478	314,024
Flagstar Bancorp., Inc.(a)(b)	74,488	55,866
Guaranty Financial Group, Inc.(a)	138,666	145,599
TrustCo Bank Corp.(b)	96,526	581,087

		2,352,357

Tobacco 0.1%
Alliance One International, Inc.(a)	113,261	434,922

Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	46,240	780,069
Kaman Corp.	32,411	406,434
Lawson Products, Inc.	5,328	64,842
Watsco, Inc.(b)	36,138	1,229,776

		2,481,121

Water Utilities 0.2%
American States Water Co.	22,021	799,803

TOTAL LONG-TERM INVESTMENTS (cost $495,411,014)		340,706,397

SHORT-TERM INVESTMENTS 28.7%
Affiliated Money Market Mutual Fund 28.5%

Dryden Core Investment Fund - Taxable Money Market Series (cost $98,826,533; includes $94,197,676 of cash collateral received for securities on loan)(c)(d)	98,826,533	98,826,533

	Principal Amount 000
U.S. Government Obligation 0.2%

U.S. Treasury Bills, 0.19% 6/11/2009(e)(f) (cost $599,807)	$600	599,785

TOTAL SHORT-TERM INVESTMENTS (cost $99,426,340)		99,426,318

TOTAL INVESTMENTS 127.1% (cost $594,837,354)		440,132,715

LIABILITIES IN EXCESS OF OTHER ASSETS(g) (27.1)%		(93,950,859)

NET ASSETS 100.0%		$346,181,856

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $91,129,512; cash collateral of $94,197,676 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at March 31, 2009	Value at Trade Date	Unrealized Appreciation(1)
Long Position:
133	Russell 2000	Jun. 09	$5,603,290	$5,334,270	$269,020

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$439,532,930	$269,020
Level 2 - Other Significant Observable Inputs	599,785	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$440,132,715	$269,020

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any Significant Unobservable Inputs (Level 3) in determining the valuation of investments.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.0%
Affiliated Mutual Funds

Advanced Series Trust -
Global Real Estate Portfolio(a)	242,560	$1,011,476
Large-Cap Value Portfolio	3,615,058	31,451,002
Marsico Capital Growth Portfolio	1,581,049	18,229,498
Small-Cap Growth Portfolio(a)	287,750	2,886,135
The Prudential Series Fund –
Jennison Portfolio (Class I)	1,245,886	18,202,394
Money Market Portfolio	203	2,027
Natural Resources Portfolio (Class I)	42,565	1,073,480
SP International Growth Portfolio (Class I)	2,843,076	8,984,119
SP International Value Portfolio	2,131,810	9,252,055
SP Small Cap Value Portfolio	458,736	2,990,961

TOTAL LONG-TERM INVESTMENTS (cost $138,001,784)		94,083,147

SHORT-TERM INVESTMENT 1.0%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund - Taxable Money Market Series (cost $984,587)	984,587	984,587

TOTAL INVESTMENTS 100.0% (cost $138,986,371)(b)		95,067,734

LIABILITIES IN EXCESS OF OTHER ASSETS		(45,076)

NET ASSETS 100.0%		$95,022,658

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$95,067,734	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$95,067,734	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.5%
AFFILIATED MUTUAL FUNDS

Advanced Series Trust –
Global Real Estate Portfolio(a)	1,168,844	$4,874,079
Large-Cap Value Portfolio	17,169,603	149,375,549
Marsico Capital Growth Portfolio	7,299,474	84,162,937
Small-Cap Growth Portfolio(a)	1,230,878	12,345,702
Western Asset Core Plus Bond Portfolio	6,334,776	60,243,718
The Prudential Series Fund –
Jennison Portfolio (Class I)	5,756,500	84,102,469
Money Market Portfolio	3,564	35,640
Natural Resources Portfolio (Class I)	203,081	5,121,704
SP International Growth Portfolio (Class I)	13,081,394	41,337,206
SP International Value Portfolio	9,348,976	40,574,557
SP PIMCO High Yield Portfolio	596,113	3,934,343
SP PIMCO Total Return Portfolio	22,896,863	245,683,337
SP Small Cap Value Portfolio	2,031,544	13,245,666

TOTAL LONG-TERM INVESTMENTS (cost $982,999,691)		745,036,907

SHORT-TERM INVESTMENT – 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $4,816,432)	4,816,432	4,816,432

TOTAL INVESTMENTS – 100.2% (cost $987,816,123)(b)		749,853,339

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,156,042)

NET ASSETS – 100.0%		$748,697,297

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$749,853,339	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$749,853,339	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
Affiliated Mutual Funds

Advanced Series Trust -
Global Real Estate Portfolio(a)	322,155	$1,343,387
Large-Cap Value Portfolio	5,962,260	51,871,663
Marsico Capital Growth Portfolio	2,490,311	28,713,288
Small-Cap Growth Portfolio(a)	435,094	4,363,996
Western Asset Core Plus Bond Portfolio	4,790,043	45,553,311
The Prudential Series Fund -
Jennison Portfolio (Class I)	1,993,195	29,120,584
Money Market Portfolio	23,757	237,570
Natural Resources Portfolio (Class I)	63,497	1,601,397
SP International Growth Portfolio (Class I)	4,612,716	14,576,182
SP International Value Portfolio	3,225,173	13,997,253
SP PIMCO High Yield Portfolio	303,561	2,003,503
SP PIMCO Total Return Portfolio	17,144,871	183,964,464
SP Small Cap Value Portfolio	696,568	4,541,626

TOTAL LONG-TERM INVESTMENTS (cost $461,310,215)		381,888,224

SHORT-TERM INVESTMENT — 0.7%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund—Taxable Money Market Series (cost $2,705,143)	2,705,143	2,705,143

TOTAL INVESTMENTS — 100.2% (cost $464,015,358)(b)		384,593,367

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)		(851,337)

NET ASSETS — 100.0%		$383,742,030

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$384,593,367	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$384,593,367	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.8%

COMMON STOCKS — 92.9%

Automobile Retailer — 0.7%
CarMax, Inc.*(a)	81,600	$1,015,104

Beverages — 2.2%
Diageo PLC, ADR (United Kingdom)	42,800	1,915,300
Heineken Holding NV (Netherlands)	49,006	1,190,854

		3,106,154

Broadcasting — 0.9%
Grupo Televisa SA, ADR (Mexico)	91,800	1,252,152

Business Services — 1.9%
Iron Mountain, Inc.*(a)	120,300	2,667,051

Chemicals — 0.7%
Monsanto Co.	11,500	955,650

Commercial Banks — 2.2%
Bank of New York Mellon Corp. (The)	111,800	3,158,350

Computers — 1.3%
Hewlett-Packard Co.	58,400	1,872,304

Containers & Packaging — 1.7%
Sealed Air Corp.	177,810	2,453,778

Diversified Financial Services — 0.5%
Goldman Sachs Group, Inc. (The)	6,620	701,852

Diversified Manufacturing Operations — 0.6%
Tyco International Ltd.	46,228	904,220

Diversified Metals — 0.7%
BHP Billiton PLC (United Kingdom)	30,300	602,140
Rio Tinto PLC (United Kingdom)	10,800	364,163

		966,303

Electric — 0.2%
AES Corp. (The)*	42,800	248,668

Electrical Equipment — 0.2%
ABB Ltd., ADR (Switzerland)	15,750	219,555

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc.*(a)	78,740	1,210,234

Entertainment & Leisure — 0.7%
Harley-Davidson, Inc.(a)	78,300	1,048,437

Environmental Control — 0.5%
Sino-Forest Corp. (Canada)*	92,200	642,797

Financial—Bank & Trust — 1.2%
Julius Baer Holding AG (Switzerland)	67,600	1,662,831

Financial Services — 7.3%
American Express Co.	206,660	2,816,776
Ameriprise Financial, Inc.	38,160	781,898
H&R Block, Inc.	61,900	1,125,961
Moody’s Corp.(a)	50,900	1,166,628
Visa, Inc. (Class A Stock)	6,590	$366,404
Wells Fargo & Co.(a)	280,330	3,991,899

		10,249,566

Food — 0.3%
Hershey Co. (The)	11,960	415,610

Healthcare Providers & Services — 2.5%
Cardinal Health, Inc.	36,400	1,145,872
Express Scripts, Inc.*(a)	28,000	1,292,760
UnitedHealth Group, Inc.	54,900	1,149,057

		3,587,689

Healthcare Services — 0.3%
Laboratory Corp. of America Holdings*	6,600	386,034

Household Durables — 0.3%
Garmin Ltd. (Cayman Islands)	11,000	233,310
Hunter Douglas NV (Netherlands)	8,453	197,660

		430,970

Household Products — 1.5%
Procter & Gamble Co.	45,030	2,120,463

Insurance — 11.5%
American International Group, Inc.(a)	99,220	99,220
Berkshire Hathaway, Inc. (Class A Stock)*	86	7,456,200
Hartford Financial Services Group, Inc. (The)	34,400	270,040
Loews Corp.	131,400	2,903,940
Markel Corp.*	534	151,592
NIPPONKOA Insurance Co. Ltd. (Japan)	95,800	554,682
Principal Financial Group, Inc.(a)	15,200	124,336
Progressive Corp. (The)*	229,000	3,077,760
Sun Life Financial, Inc. (Canada)(a)	9,100	162,526
Transatlantic Holdings, Inc.	39,075	1,393,805

		16,194,101

Internet & Catalog Retail — 0.1%
Liberty Media Holding Corp. - Interactive (Class A Stock)*	38,925	112,882

Internet Services — 1.6%
eBay, Inc.*	23,400	293,904
Google, Inc. (Class A Stock)*	5,570	1,938,694

		2,232,598

Internet Software & Services — 0.8%
Amazon.com, Inc.*(a)	14,900	1,094,256

Investment Firms — 2.7%
JPMorgan Chase & Co.	146,116	3,883,763

Machinery — 0.3%
PACCAR, Inc.(a)	18,820	484,803

Materials — 1.2%
Martin Marietta Materials, Inc.(a)	21,100	1,673,230

Media — 4.2%
Comcast Corp. (Special Class A Stock)(a)	238,070	3,063,961

Liberty Media Corp. - Entertainment (Class A Stock)*	31,100	$620,445
News Corp. (Class A Stock)	198,500	1,314,070
Walt Disney Co. (The)(a)	50,800	922,528

		5,921,004

Medical Supplies & Equipment — 0.5%
Becton Dickinson & Co.	5,800	389,992
Medtronic, Inc.	12,000	353,640

		743,632

Metals & Mining — 0.6%
China Coal Energy Co. (Class H Stock) (Hong Kong)	1,140,700	841,879

Mining — 0.7%
Vulcan Materials Co.(a)	21,100	934,519

Oil, Gas & Consumable Fuels — 15.9%
Canadian Natural Resources Ltd. (Canada)(a)	60,600	2,336,736
ConocoPhillips	123,168	4,823,259
Devon Energy Corp.	83,640	3,737,871
EOG Resources, Inc.	71,170	3,897,269
Occidental Petroleum Corp.	113,900	6,338,535
OGX Petroleo E Gas Participacoes SA (Brazil)*	800	248,651
Transocean Ltd.*	18,808	1,106,663

		22,488,984

Pharmaceuticals — 4.5%
Johnson & Johnson	29,500	1,551,700
Merck & Co., Inc.(a)	31,500	842,625
Pfizer, Inc.	93,400	1,272,108
Schering-Plough Corp.	116,600	2,745,930

		6,412,363

Real Estate Investment Trust — 0.4%
Brookfield Asset Management, Inc. (Canada)	41,500	571,870

Real Estate Operation & Development — 0.5%
Hang Lung Group Ltd. (Hong Kong)	240,000	731,011

Retail & Merchandising — 8.1%
Bed Bath & Beyond, Inc.*(a)	59,000	1,460,250
Costco Wholesale Corp.	143,700	6,656,184
CVS Caremark Corp.	119,910	3,296,326

		11,412,760

Semiconductors & Semiconductor Equipment — 1.7%
Texas Instruments, Inc.(a)	146,400	2,417,064

Software — 4.1%
Activision Blizzard, Inc.*	78,300	819,018
Dun & Bradstreet Corp. (The)	28,600	2,202,200
Microsoft Corp.	152,480	$2,801,058

		5,822,276

Telecommunications — 0.7%
Cisco Systems, Inc.*	56,400	945,828

Tobacco — 0.9%
Philip Morris International, Inc.	34,965	1,244,055

Transportation — 2.6%
China Merchants Holdings International Co. Ltd. (Hong Kong)	606,359	1,395,729
China Shipping Development Co. Ltd. (Class H Stock) (Hong Kong)	426,000	403,926
COSCO Pacific Ltd. (Hong Kong)	409,200	402,972
Kuehne & Nagel International AG (Switzerland)	11,745	685,632
United Parcel Service, Inc. (Class B Stock)(a)	16,800	826,896

		3,715,155

TOTAL COMMON STOCKS (cost $153,749,973)		131,153,805

	Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND — 0.7%

Entertainment & Leisure
Harley-Davidson, Inc., Sr. Unsec’d. Notes (original cost $1,000,000; purchased 02/02/09)(f)(g)	15.00%	02/01/14	BBB+(d)	$1,000	1,007,942

CONVERTIBLE BOND — 0.2%

Environmental Control
Sino-Forest Corp. (Canada)(g) (cost $357,000)	5.00%	08/01/13	Ba2	357	237,851

TOTAL LONG-TERM INVESTMENTS (cost $155,106,973)					132,399,598

				Shares
SHORT-TERM INVESTMENT — 21.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $30,554,824; includes $21,635,788 of cash collateral for securities on loan)(b)(w)				30,554,824	30,554,824

TOTAL INVESTMENTS(o) — 115.4% (cost $185,661,797)					162,954,422

Liabilities in excess of other assets — (15.4)%					(21,735,598)

NET ASSETS — 100.0%					$141,218,824

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,197,294; cash collateral of $21,635,788 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $1,000,000. The aggregate value of $1,007,942 is approximately 0.7% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(o)	As of March 31, 2009, 6 securities representing $4,330,199 and 3.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$157,378,430	—
Level 2 - Other Significant Observable Inputs	5,575,992	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$162,954,422	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.6%
Affiliated Mutual Funds

Advanced Series Trust
Global Real Estate Portfolio(a)	1,203,008	$5,016,545
Large Cap Value Portfolio	18,810,103	163,647,898
Marsico Capital Growth Portfolio	7,941,509	91,565,604
Small Cap Growth Portfolio(a)	1,347,429	13,514,717
Western Asset Core Plus Bond Portfolio	2,749,590	26,148,599
The Prudential Series Fund
Jennison Portfolio (Class I)	6,250,279	91,316,578
Money Market Portfolio	6,439	64,385
Natural Resources Portfolio (Class I)	214,705	5,414,870
SP International Growth Portfolio (Class I)	14,233,100	44,976,595
SP International Value Portfolio	10,309,889	44,744,918
SP PIMCO High Yield Portfolio	283,181	1,868,994
SP PIMCO Total Return Portfolio	10,005,376	107,357,687
SP Small Cap Value Portfolio	2,220,579	14,478,174

TOTAL LONG-TERM INVESTMENTS (cost $877,798,181)		610,115,564

SHORT-TERM INVESTMENT 0.5%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund—Taxable Money Market Series (cost $3,320,906)	3,320,906	3,320,906

TOTAL INVESTMENTS 100.1% (cost $881,119,087)(b)		613,436,470

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)		(350,707)

NET ASSETS 100.0%		$613,085,763

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$613,436,470	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$613,436,470	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%

COMMON STOCKS

Australia — 4.2%
CSL Ltd.	78,015	$1,762,874
QBE Insurance Group Ltd.	205,996	2,763,439
Woolworths Ltd.	169,478	2,941,571
WorleyParsons Ltd.	47,711	601,270

		8,069,154

Belgium — 0.7%
Anheuser-Busch InBev NV	48,154	1,327,215

Bermuda — 0.4%
Noble Group Ltd.	1,012,000	792,142

Brazil — 4.9%
Banco Itau Holding Financeira SA, ADR	248,041	2,698,687
BM&FBOVESPA SA	243,526	740,105
Cia Vale do Rio Doce, ADR(a)	42,800	569,240
Gafisa SA	101,400	510,989
Petroleo Brasileiro SA (PRFC Shares)	121,100	1,494,076
Petroleo Brasileiro SA, ADR(a)	83,139	2,533,245
Redecard SA	38,700	468,954
WEG SA	90,900	450,630

		9,465,926

Canada — 5.6%
Agnico-Eagle Mines Ltd.(a)	19,521	1,111,135
Brookfield Asset Management, Inc. (Class A Stock)	45,627	628,740
Canadian National Railway Co.(a)	61,319	2,173,759
Potash Corp. of Saskatchewan, Inc.	16,098	1,300,879
Rogers Communications, Inc. (Class B Stock)	78,878	1,817,422
Shoppers Drug Mart Corp.	79,997	2,749,897
Tim Hortons, Inc.	38,550	990,963

		10,772,795

China — 2.5%
China Life Insurance Co. Ltd. (Class H Stock)	666,000	2,190,482
China Merchants Bank Co. Ltd. (Class H Stock)	705,000	1,228,352
China Oilfield Services Ltd. (Class H Stock)	1,214,000	962,129
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,037,000	538,951

		4,919,914

Denmark — 3.2%
Novo Nordisk A/S (Class B Stock)	81,611	3,908,524
Vestas Wind Systems A/S*	51,033	2,239,268

		6,147,792

France — 5.2%
Accor SA	27,305	951,015
Alstom SA	59,186	3,065,575
BNP Paribas	12,642	522,698
Iliad SA	17,775	1,657,838
Schneider Electric SA	26,708	1,778,120
Vinci SA	53,020	1,969,222

		9,944,468

Germany — 2.8%
Bayerische Motoren Werke AG	18,589	538,157
Beiersdorf AG	31,186	1,400,049
E.ON AG	72,436	2,012,352
Linde AG	21,572	1,466,851

		5,417,409

Hong Kong — 2.4%
Cheung Kong Holdings Ltd.	83,000	715,364
CNOOC Ltd.	2,157,800	2,168,284
Esprit Holdings Ltd.	150,500	767,904
Li & Fung Ltd.	392,000	918,969

		4,570,521

India — 1.4%
ICICI Bank Ltd., ADR(a)	55,110	732,412
Infosys Technologies Ltd., ADR	72,746	1,937,226

		2,669,638

Indonesia — 0.4%
Bank Rakyat Indonesia	2,282,000	831,766

Ireland — 1.8%
CRH PLC (XDUB)	58,001	1,249,764
CRH PLC (XLON)*	16,572	361,083
Ryanair Holdings PLC, ADR*(a)	84,536	1,953,627

		3,564,474

Israel — 3.4%
Teva Pharmaceutical Industries Ltd., ADR(a)	144,019	6,488,056

Italy — 0.9%
Saipem SpA	98,320	1,750,419

Japan — 7.5%
Daikin Industries Ltd.	23,400	644,249
Daiwa Securities Group, Inc.	159,000	704,632
Fast Retailing Co. Ltd.	12,000	1,373,993
Honda Motor Co. Ltd.	27,400	652,278
Jupiter Telecommunications Co. Ltd.	3,070	2,050,822
Marubeni Corp.	319,000	1,004,702
Mizuho Financial Group, Inc.	325,600	635,819
Nintendo Co. Ltd.	19,100	5,587,358
Sumitomo Realty & Development Co. Ltd.	28,000	312,831
Terumo Corp.	40,200	1,493,259

		14,459,943

Mexico — 0.8%
Cemex SAB de CV, ADR*(a)	252,015	1,575,094

Netherlands — 1.7%
ASML Holding NV	34,416	610,432
Heineken NV	41,931	1,192,187
Qaigen NV*	94,777	1,516,089

		3,318,708

Singapore — 0.4%
CapitaLand Ltd.	364,500	558,917

Singapore Airlines Ltd.	41,000	270,391

		829,308

South Africa — 1.7%
MTN Group Ltd.	183,434	2,033,314
Naspers Ltd. (Class N Stock)	75,400	1,273,582

		3,306,896

Spain — 5.5%
Gamesa Corp. Tecnologica SA	97,710	1,254,040
Iberdrola Renovables SA*	482,500	2,000,080
Industria de Diseno Textil SA	55,785	2,175,309
Telefonica SA	257,089	5,130,372

		10,559,801

Sweden — 0.8%
Hennes & Mauritz AB (Class B Stock)	42,064	1,581,353

Switzerland — 14.4%
ABB Ltd.*	227,201	3,171,593
Actelion Ltd.*	44,604	2,035,648
Compagnie Financiere Richemont SA (Class A stock)	19,593	306,038
Credit Suisse Group AG	151,246	4,605,277
Julius Baer Holding AG	38,074	936,547
Lonza Group AG	16,906	1,670,847
Nestle SA	155,715	5,263,914
Roche Holding AG	43,617	5,985,219
SGS SA	1,816	1,906,457
Synthes, Inc.	17,976	2,002,422

		27,883,962

Taiwan — 2.1%
Hon Hai Precision Industry Co. Ltd.	519,750	1,176,090
MediaTek, Inc.	138,000	1,299,086
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	165,804	1,483,946

		3,959,122

United Kingdom — 21.0%
AMEC PLC	120,040	918,893
Amlin PLC	172,491	851,392
Autonomy Corp. PLC*	129,481	2,424,494
BAE Systems PLC	698,868	3,354,254
BG Group PLC	311,978	4,722,599
BP PLC	147,504	997,907
British Sky Broadcasting Group PLC	346,846	2,157,399
Cairn Energy PLC*	29,358	916,200
Capita Group PLC (The)	345,697	3,365,504
Petrofac Ltd.	104,948	805,624
Reckitt Benckiser Group PLC	116,135	4,364,186
Rio Tinto PLC	26,015	877,195
Rolls-Royce Group PLC*	687,777	2,901,346
Rotork PLC	56,400	689,483
Standard Chartered PLC	217,893	2,709,047
Tesco PLC	358,702	1,715,947
Tullow Oil PLC	194,563	2,241,715
Vedanta Resources PLC	141,654	1,372,963
Vodafone Group PLC	1,809,617	3,187,225

		40,573,373

United States — 1.0%
Las Vegas Sands Corp.*(a)	123,201	370,835
Transocean Ltd.*	26,078	1,534,429

		1,905,264

TOTAL LONG-TERM INVESTMENTS (cost $224,980,042)		186,684,513

SHORT-TERM INVESTMENT — 10.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $21,078,604; includes $15,824,592 of cash collateral for securities on loan)(b)(w)	21,078,604	21,078,604

TOTAL INVESTMENTS(o) — 107.6% (cost $246,058,646)		207,763,117

Liabilities in excess of other assets — (7.6)%		(14,707,122)

NET ASSETS — 100.0%		$193,055,995

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

PRFC	Preference Shares

XDUB	Dublin Stock Exchange

XLON	London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $15,013,191; cash collateral of $15,824,592 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of March 31, 2009, 28 securities representing $36,947,924 and 19.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$170,815,193	—
Level 2 - Other Significant Observable Inputs	36,947,924	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$207,763,117	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$761,640
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(761,640)

Balance as of 3/31/09	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Oil, Gas & Consumable Fuels	12.0%
Pharmaceuticals	11.2
Affiliated Money Market Mutual Fund (8.2% represents investments purchased with collateral from securities on loan)	10.9
Financial Services	7.8
Foods	5.1

Computers	3.8
Entertainment & Leisure	3.7
Telecommunications	3.7
Insurance	3.0
Electronic Components	2.8
Media	2.8
Commercial Services	2.7
Retail & Merchandising	2.7
Construction	2.6
Consumer Products & Services	2.3
Automobile Manufacturers	2.1
Metals & Mining	2.1
Real Estate Investment Trusts	2.1
Utilities	2.0
Commercial Banks	1.9
Beverages	1.8
Medical Supplies & Equipment	1.7
Aerospace	1.7
Wireless Telecommunication Services	1.6
Diversified Machinery	1.6
Chemicals	1.6
Airlines	1.1
Diversified Resources	1.1
Broadcasting	1.1
Engineering/Construction	1.1
Building Materials	0.8
Healthcare Products	0.8
Semiconductors	0.8
Clothing & Apparel	0.7
Hotels, Restaurants & Leisure	0.7
Equipment Services	0.7
Conglomerates	0.5
Instruments - Controls	0.4
Building Products	0.3
Machinery	0.2

107.6
Liabilities in excess of other assets	(7.6)

100.0%

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.6%

COMMON STOCKS

Australia — 1.5%
Amcor Ltd.	93,400	$288,874
Australia & New Zealand Banking Group Ltd.	37,200	406,497
AWB Ltd.	227,800	195,103
BlueScope Steel Ltd.	104,200	186,925
Centennial Coal Co. Ltd.	149,800	211,151
Downer EDI Ltd.	141,500	437,418
Gloucester Coal Ltd.	38,900	137,951
Goodman Fielder Ltd.	294,200	213,204
National Australia Bank Ltd.	20,000	279,188
OZ Minerals Ltd.	148,479	57,301
Pacific Brands Ltd.	231,100	39,470
Qantas Airways Ltd.	393,600	475,587
Tabcorp Holdings Ltd.	62,000	280,017

		3,208,686

Austria — 0.1%
Voestalpine AG	12,200	159,658

Belgium — 0.1%
AGFA-Gevaert NV*	39,400	66,481
Dexia NV/SA	24,800	85,668

		152,149

Bermuda — 0.3%
Covidien Ltd.	19,100	634,884

Brazil — 1.2%
Empresa Brasileira de Aeronautica SA, ADR	78,300	1,039,041
Redecard SA	127,500	1,545,005

		2,584,046

Canada — 4.6%
Canadian National Railway Co.	71,000	2,545,368
Canadian Natural Resources Ltd.	52,200	2,024,986
Potash Corp. of Saskatchewan, Inc.	18,700	1,511,147
Rogers Communications, Inc. (Class B Stock)	152,100	3,504,525

		9,586,026

China — 4.0%
Baidu.com, Inc., ADR*	9,300	1,642,380
China Life Insurance Co. Ltd. (Class H Stock)	1,378,000	4,532,259
China Merchants Bank Co. Ltd. (Class H Stock)	1,229,053	2,141,432

		8,316,071

Denmark — 3.7%
Danske Bank A/S*	28,900	243,310
H. Lundbeck A/S	36,400	620,047
Novo Nordisk A/S (Class B Stock)	110,300	5,282,501
Vestas Wind Systems A/S*	37,664	1,652,652

		7,798,510

Finland — 2.6%
Fortum Oyj	81,029	1,544,855
Nokia Oyj	275,500	3,250,349
Rautaruukki Oyj	17,900	286,811
TietoEnator Oyj	35,600	369,399

		5,451,414

France — 10.0%
Air Liquide SA	16,744	1,362,465
Arkema SA	130	2,055
AXA SA	142,800	1,717,007
BNP Paribas	74,200	3,067,884
Ciments Francais SA	3,000	219,379
Compagnie Generale des Establissements Michelin (Class B Stock)	9,700	359,947
Credit Agricole SA	31,300	345,657
France Telecom SA	139,117	3,169,857
Groupe Danone	59,200	2,883,431
LVMH Moet Hennessy Louis Vuitton SA	57,605	3,619,303
Natixis SA	30,000	50,978
Rallye SA	7,300	131,322
Safran SA	26,600	247,739
Sanofi-Aventis SA	28,800	1,621,619
Societe Generale	3,300	129,340
Thales SA	8,600	326,098
THOMSON*	61,800	56,408
Total SA	17,200	855,235
Valeo SA	4,800	70,182
Vivendi	29,500	780,937

		21,016,843

Germany — 6.5%
BASF SE	25,000	756,972
Daimler AG	15,600	395,456
Deutsche Bank AG	20,200	813,185
Deutsche Lufthansa AG	35,500	385,342
E.ON AG	101,073	2,807,919
Fresenius Medical Care AG & Co KGaA	40,100	1,558,885
Hannover Rueckversicherung AG	9,300	296,544
MTU Aero Engines Holding AG	19,800	464,044
Muenchener Rueckversicherungs AG	10,200	1,244,051
RWE AG	6,200	435,014
SAP AG	102,802	3,644,037
ThyssenKrupp AG	42,100	736,654

		13,538,103

Greece — 1.4%
National Bank of Greece SA	133,460	2,023,169
OPAP SA	34,596	911,014

		2,934,183

Guernsey — 0.8%
Amdocs Ltd.*	94,700	1,753,844

Hong Kong — 3.1%
Chaoda Modern Agriculture Holdings Ltd.	567,462	338,204
China Mobile Ltd.	347,565	3,027,609
CITIC Pacific Ltd.	109,000	123,524
Hong Kong Exchanges and Clearing Ltd.	257,177	2,427,098
Noble Group Ltd.	450,000	352,237
Orient Overseas International Ltd.	117,392	291,969

Solomon Systech International Ltd.	525,000	13,507

		6,574,148

Ireland — 0.1%
Allied Irish Banks PLC	51,100	40,735
Bank of Ireland	61,500	42,489
Irish Life & Permanent PLC	45,500	66,496

		149,720

Israel — 3.2%
Teva Pharmaceutical Industries Ltd., ADR	147,800	6,658,390

Italy — 1.4%
Banco Popolare SC	23,700	108,948
ENI SpA	63,100	1,225,666
Finmeccanica SpA	14,200	176,776
Fondiaria-Sai SpA	17,000	198,759
Indesit Co. SpA	27,500	67,410
Intesa Sanpaolo SpA	81,700	224,963
Telecom Italia SpA	588,300	758,951
Unione di Banche Italiane ScpA	26,200	288,744

		3,050,217

Japan — 12.2%
Alpine Electronics, Inc.	45,300	296,142
Alps Electric Co. Ltd.	51,800	179,073
Aoyama Trading Co. Ltd.	12,500	165,026
Asahi Kasei Corp.	161,000	584,750
Astellas Pharma, Inc.	19,000	587,976
Circle K Sunkus Co. Ltd.	12,400	176,774
Cosmo Oil Co. Ltd.	16,000	48,707
Denki Kagaku Kogyo Kabushiki Kaisha	133,000	241,187
Fanuc Ltd.	34,075	2,330,628
Fuji Heavy Industries Ltd.	100	333
Hitachi Capital Corp.	19,200	206,676
Hitachi Information Systems Ltd.	21,800	358,574
Honda Motor Co. Ltd.	11,000	261,863
Kddi Corp.	140	659,280
Komatsu Ltd.	91,521	1,012,841
Kurabo Industries Ltd.	108,000	148,809
Kyoei Steel Ltd.	14,600	287,599
Kyowa Exeo Corp.	12,000	98,001
Marubeni Corp.	100,083	315,215
Mitsui & Co. Ltd.	19,000	193,558
Mizuho Financial Group, Inc.	199,200	388,990
Nifco, Inc.	28,200	307,912
Nintendo Co. Ltd.	11,210	3,279,282
Nippon Light Metal Co. Ltd.*	245,000	180,576
Nippon Oil Corp.	109,000	543,105
Nippon Shokubai Co. Ltd.	101,000	637,362
Nippon Telegraph & Telephone Corp.	24,000	915,953
Nissan Motor Co. Ltd.	75,400	272,520
Nissan Shatai Co. Ltd.	42,000	244,752
NTT DoCoMo, Inc.	400	544,974
Omron Corp.	23,000	272,802
Onward Holdings Co. Ltd.	63,000	417,037
Panasonic Corp.	45,000	496,747
Ricoh Co. Ltd.	43,000	519,952
Sanwa Holdings Corp.	136,000	382,894
Seiko Epson Corp.	13,100	180,189
Seino Holding Co., Ltd.	23,000	111,245
Sumitomo Corp.	75,000	651,711
Sumitomo Electric Industries Ltd.	63,600	535,874
Sumitomo Mitsui Financial Group, Inc.	7,000	246,480
Sumitomo Trust & Banking Co. Ltd. (The)	82,000	317,487
Suzuken Co. Ltd.	19,000	498,387
Takeda Pharmaceutical Co. Ltd.	18,400	638,380
Takefuji Corp.	62,000	293,250
Tokyo Steel Manufacturing Co. Ltd.	26,200	264,071
Toyota Motor Corp.	115,500	3,668,726
UNY Co. Ltd.	34,000	269,585
Yokogawa Electric Corp.	46,500	188,864
Yokohama Rubber Co. Ltd. (The)	12,700	53,435

		25,475,554

Liechtenstein — 0.1%
Verwaltungs und Privat Bank AG	2,900	169,929

Mexico — 2.2%
America Movil SAB de CV (Class L Stock), ADR	72,453	1,962,027
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,109,600	2,591,286

		4,553,313

Netherlands — 1.5%
Aegon NV	48,400	188,026
CSM NV	32,100	374,792
ING Groep NV, ADR	64,800	357,288
Koninklijke DSM NV	23,600	621,300
OCE NV	58,900	175,369
Royal Dutch Shell PLC (Class A Stock)	1,300	29,241
Schlumberger Ltd.	34,470	1,400,172

		3,146,188

New Zealand — 0.1%
Air New Zealand Ltd.	580,000	297,773

Norway — 0.4%
DnB NOR ASA	63,900	287,637
Norsk Hydro ASA	24,400	92,223
StatoilHydro ASA	21,037	372,206

		752,066

Portugal — 0.3%
Banco Espirito Santo SA	32,000	124,570
Portugal Telecom SGPS SA	58,500	453,127

		577,697

Singapore — 0.5%
MobileOne Ltd.	293,000	287,517
Neptune Orient Lines Ltd.	190,000	147,682
Singapore Airlines Ltd.	104,100	686,528

		1,121,727

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	60,500	491,125
Banco Santander SA	173,633	1,197,280
Endesa SA	13,700	256,282
Repsol YPF SA	42,100	728,823

Telefonica SA	200,100	3,993,121

		6,666,631

Sweden — 2.0%
Electrolux AB (Class B Stock)*	40,400	317,030
Hennes & Mauritz AB (Class B Stock)	89,247	3,355,150
Nordea Bank AB	42,800	213,495
Svenska Handelsbanken Ab	24,200	343,006

		4,228,681

Switzerland — 9.7%
Baloise Holding AG	9,200	588,790
Clariant AG*	61,900	239,813
Credit Suisse Group AG	26,800	816,031
Georg Fischer AG*	1,400	164,069
Givaudan SA	2,492	1,291,645
Julius Baer Holding AG	65,273	1,605,591
Logitech International SA*	108,480	1,123,587
Nestle SA	160,100	5,412,148
Novartis AG	68,616	2,596,835
Rieter Holding AG	1,400	150,294
Roche Holding AG	29,085	3,991,107
Swiss Reinsurance Co.	21,200	347,156
Swisscom AG	3,500	983,155
Zurich Financial Services AG	5,800	917,667

		20,227,888

Turkey — 0.8%
Turkcell Iletisim Hizmet A/S	358,100	1,755,234

United Kingdom — 17.0%
ARM Holdings PLC	887,500	1,305,259
AstraZeneca PLC	41,900	1,473,540
Aviva PLC	73,000	226,508
Barclays PLC	150,400	319,385
Beazley Group PLC	166,000	204,838
BP PLC	316,500	2,141,214
Brit Insurance Holdings PLC	129,500	335,391
British American Tobacco PLC	96,215	2,226,803
British Sky Broadcasting Group PLC	260,775	1,622,033
BT Group PLC	482,800	541,725
Carnival PLC	148,546	3,378,274
Centrica PLC	109,200	356,850
Dairy Crest Group PLC	40,400	152,600
Drax Group PLC	66,400	492,088
DS Smith PLC	158,000	113,353
GKN PLC	203,300	199,088
GlaxoSmithKline PLC	47,500	741,187
IMI PLC	116,400	453,030
Legal & General Group PLC	430,100	265,364
Lloyds Banking Group PLC	186,112	188,798
Marston’s PLC	89,100	172,910
Northern Foods PLC	162,900	119,205
Old Mutual PLC	230,800	171,873
Reckitt Benckiser Group PLC	111,776	4,200,381
Royal & Sun Alliance Insurance Group PLC	195,300	364,573
Royal Bank of Scotland Group PLC*	174,352	61,291
Royal Dutch Shell PLC (Class B Stock)	103,100	2,264,845
SABMiller PLC	108,900	1,620,359
Smith & Nephew PLC	377,000	2,336,844
Spectris PLC	29,900	172,680
Standard Chartered PLC	289,341	3,597,354
Tate & Lyle PLC	65,200	243,702
Tomkins PLC	125,800	218,860
TT Electronics PLC	127,500	36,589
Vodafone Group PLC	268,600	473,077
Vodafone Group PLC, ADR	159,000	2,769,780

		35,561,651

TOTAL COMMON STOCKS (cost $307,363,865)		198,101,224

RIGHTS*	Units

Belgium
Fortis, expiring 03/09/14	22,900	—

Netherlands
Koninklijke DSM NV, expiring 04/21/09	23,600	—

Portugal
Banco Espirito Santo SA, expiring 04/07/09	1,500	2,392

United Kingdom
Beazley Group PLC, expiring 04/03/09	42,331	30
Royal Bank of Scotland Group PLC, expiring 04/07/09	74,722	—

		30

TOTAL RIGHTS (cost $6,140)		2,422

TOTAL LONG-TERM INVESTMENTS (cost $307,370,005)		198,103,646

SHORT-TERM INVESTMENT — 4.3%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $9,021,663)(d)	9,021,663	9,021,663

TOTAL INVESTMENTS(e) — 98.9% (cost $316,391,668)		207,125,309

OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.1%		2,263,557

NET ASSETS — 100.0%		$209,388,866

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

*	Non-income producing security.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	As of March 31, 2009, 78 securities representing $43,351,579 and 20.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2009:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 06/16/09	EUR	6,878	$9,250,594	$9,139,034	$(111,560	)(1)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
British Pound,
Expiring 06/19/09	GBP	1,771	$2,714,147	$2,541,834	$172,313
Euro,
Expiring 06/16/09	EUR	8,814	11,747,927	11,711,464	36,463
Mexican Peso,
Expiring 05/29/09	MXN	44,250	3,109,081	3,089,853	19,228

			$17,571,155	$17,343,151	$228,004	(1)

(1)	The amounts represent fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$163,771,308	—
Level 2 - Other Significant Observable Inputs	43,296,700	$116,444
Level 3 - Significant Unobservable Inputs	57,301	—

Total	$207,125,309	$116,444

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$1,985,689
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	4,506
Net purchases (sales)	—
Transfers in and/or out of Level 3	(1,932,894)

Balance as of 3/31/09	$57,301

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2009 were as follows:

Telecommunications	14.5%
Pharmaceuticals	11.7
Financial - Bank & Trust	10.0
Insurance	5.8
Oil, Gas & Consumable Fuels	5.6
Food	4.6
Affiliated Money Market Mutual Fund	4.3
Entertainment & Leisure	3.7
Chemicals	3.4
Retail	3.3
Electric	2.3
Diversified Financial Services	2.3
Automobile Manufacturers	2.3
Household Products / Wares	2.0
Software	1.7
Diversified Operations	1.7
Machinery & Equipment	1.7
Transportation	1.5
Healthcare Products	1.4
Electronic Components	1.3
Media	1.2
Tobacco	1.1
Aerospace/Defense	1.0
Iron / Steel	1.0
Computers	0.9
Beverages	0.9
Airlines	0.8
Auto Parts & Equipment	0.8
Internet Software & Services	0.8
Healthcare - Services	0.8
Semiconductors	0.6
Distribution/Wholesale	0.6
Office Equipment	0.4
Home Furnishings	0.3
Miscellaneous Manufacturing	0.3
Building Materials	0.3
Agriculture	0.3
Engineering/Construction	0.2
Independent Power Producers & Energy Traders	0.2
Apparel	0.2
Gas Distribution	0.2
Containers & Packaging	0.2
Furniture	0.1
Metals & Mining	0.1
Coal	0.1
Textiles	0.1
Environmental Services	0.1
Paper & Forest Products	0.1
Mining	0.1

98.9
Other assets in excess of liabilities	1.1

100.0%

SP MID CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS

Aerospace/Defense — 0.4%
L-3 Communications Holdings, Inc.(a)	4,000	$271,200

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.(a)	17,100	779,931

Banks — 1.6%
Northern Trust Corp.(a)	17,000	1,016,940

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.*(a)	12,000	451,920
Illumina, Inc.*(a)	20,500	763,420

		1,215,340

Capital Markets — 1.7%
Lazard Ltd. (Class A Stock) (Bermuda)(a)	36,000	1,058,400

Chemicals — 3.5%
Airgas, Inc.	28,500	963,585
Ecolab, Inc.	34,900	1,212,077

		2,175,662

Clothing & Apparel — 0.6%
VF Corp.(a)	6,500	371,215

Commercial Banks — 0.5%
Signature Bank / New York*(a)	10,500	296,415

Commercial Services — 4.9%
CoStar Group, Inc.*(a)	11,000	332,750
FTI Consulting, Inc.*	14,000	692,720
H&R Block, Inc.	15,000	272,850
Iron Mountain, Inc.*(a)	47,000	1,041,990
VistaPrint Ltd. (Bermuda)*(a)	24,500	673,505

		3,013,815

Commercial Services & Supplies — 1.4%
HMS Holdings Corp.*	7,500	246,750
SAIC, Inc.*	34,000	634,780

		881,530

Computer Hardware — 1.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	30,000	623,700

Computer Services & Software — 1.4%
IHS, Inc. (Class A Stock)*(a)	20,400	840,072

Computers & Peripherals — 0.3%
NetApp, Inc.*	14,000	207,760

Construction — 1.1%
Jacobs Engineering Group, Inc.*(a)	17,000	657,220

Consumer Products & Services — 1.0%
Church & Dwight Co., Inc.	12,000	626,760

Containers & Packaging — 0.3%
Crown Holdings, Inc.*	8,500	193,205

Distribution/Wholesale — 1.2%
Fastenal Co.(a)	24,000	771,720

Diversified Financial Services — 0.7%
IntercontinentalExchange, Inc.*	5,500	409,585

Education — 4.1%
American Public Education, Inc.*	10,000	420,600
DeVry, Inc.	20,000	963,600
Grand Canyon Education, Inc.*(a)	8,500	146,710
Strayer Education, Inc.(a)	5,500	989,285

		2,520,195

Electronic Components — 5.4%
Activision Blizzard, Inc.*	90,000	941,400
Altera Corp.	15,500	272,025
AMETEK, Inc.	27,500	859,925
Dolby Laboratories, Inc. (Class A Stock)*(a)	28,000	955,080
Trimble Navigation Ltd.*(a)	18,500	282,680

		3,311,110

Electronics — 1.2%
FLIR Systems, Inc.*(a)	21,000	430,080
National Instruments Corp.	17,500	326,375

		756,455

Entertainment & Leisure — 2.9%
Penn National Gaming, Inc.*(a)	34,500	833,175
WMS Industries, Inc.*(a)	46,000	961,860

		1,795,035

Environmental Control — 3.3%
Clean Harbors, Inc.*	8,000	384,000
Stericycle, Inc.*	26,000	1,240,980
Waste Connections, Inc.*	15,000	385,500

		2,010,480

Financial Services — 1.8%
BlackRock, Inc.(a)	6,000	780,240

NASDAQ OMX Group, Inc. (The)*(a)	17,500	342,650

		1,122,890

Food — 1.3%
Ralcorp Holdings, Inc.*	15,000	808,200

Healthcare Products — 6.0%
C.R. Bard, Inc.(a)	12,500	996,500
Gen-Probe, Inc.*	14,000	638,120
Intuitive Surgical, Inc.*(a)	3,500	333,760
Myriad Genetics, Inc.*	30,000	1,364,100
St. Jude Medical, Inc.*	10,000	363,300

		3,695,780

Insurance — 0.8%
Fidelity National Financial, Inc. (Class A Stock)	25,500	497,505

Internet — 0.9%
Equinix, Inc.*(a)	10,000	561,500

Internet Software & Services — 0.3%
Akamai Technologies, Inc.*	8,000	155,200

Manufacturing — 1.3%
Danaher Corp.	15,000	813,300

Medical Supplies & Equipment — 2.1%
Masimo Corp.*(a)	18,500	536,130
NuVasive, Inc.*(a)	11,000	345,180
Wright Medical Group, Inc.*(a)	30,000	390,900

		1,272,210

Metals & Mining — 1.4%
Agnico-Eagle Mines Ltd. (Canada)(a)	6,000	341,520
Precision Castparts Corp.	9,000	539,100

		880,620

Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.(a)	7,000	266,770

Oil & Gas Services — 1.7%
CARBO Ceramics, Inc.(a)	18,000	511,920
Core Laboratories NV (Netherlands)	7,550	552,358

		1,064,278

Oil, Gas & Consumable Fuels — 5.3%
Concho Resources, Inc.*	35,000	895,650
Murphy Oil Corp.	6,500	291,005
Range Resources Corp.	21,500	884,940
Southwestern Energy Co.*	23,500	697,715
XTO Energy, Inc.	17,500	535,850

		3,305,160

Pharmaceuticals — 5.7%
Cephalon, Inc.*(a)	9,000	612,900
Express Scripts, Inc.*	16,000	738,720
Mead Johnson Nutrition Co. (Class A Stock)*	11,500	332,005
Mylan, Inc. (PA)*(a)	30,500	409,005
United Therapeutics Corp.*(a)	5,500	363,495
VCA Antech, Inc.*(a)	29,300	660,715
Vertex Pharmaceuticals, Inc.*(a)	14,500	416,585

		3,533,425

Restaurants — 0.6%
Darden Restaurants, Inc.(a)	11,500	393,990

Retail & Merchandising — 7.8
Bed Bath & Beyond, Inc.*(a)	10,000	247,500
Dollar Tree, Inc.*	6,500	289,575
GameStop Corp. (Class A Stock)*	25,000	700,500
Kohl’s Corp.*(a)	12,500	529,000
Nordstrom, Inc.(a)	19,500	326,625
Ross Stores, Inc.	31,000	1,112,280
Shoppers Drug Mart Corp. (Canada)	30,000	1,031,250
Staples, Inc.	13,500	244,485
TJX Cos., Inc.	13,000	333,320

		4,814,535

Retail - Auto Parts — 0.5%
Copart, Inc.*(a)	10,150	301,049

Semiconductors — 4.5%
Analog Devices, Inc.	12,500	240,875
Broadcom Corp. (Class A Stock)*	18,000	359,640
Cree, Inc.*(a)	9,000	211,770
First Solar, Inc.*(a)	2,000	265,400
Lam Research Corp.*(a)	12,500	284,625
Marvell Technology Group Ltd. (Bermuda)*	35,000	320,600
Microchip Technology, Inc.(a)	36,000	762,840
Varian Semiconductor Equipment Associates, Inc.*(a)	15,500	335,730

		2,781,480

Semiconductors & Semiconductor Equipment — 0.6%
Silicon Laboratories, Inc.*	14,500	382,800

Software — 2.5%
ANSYS, Inc.*	33,500	840,850
Blackboard, Inc.*(a)	15,000	476,100
VMware, Inc. (Class A Stock)*	9,500	224,390

		1,541,340

Specialty Retail — 1.3%
Urban Outfitters, Inc.*(a)	50,000	818,500

Telecommunications — 7.6%
American Tower Corp. (Class A Stock)*	37,100	1,128,953
Harris Corp.	27,500	795,850
Juniper Networks, Inc.*(a)	31,500	474,390
Millicom International Cellular SA (Luxembourg)(a)	7,500	277,800
NII Holdings, Inc.*	50,000	750,000
SBA Communications Corp. (Class A Stock)*(a)	55,000	1,281,500

		4,708,493

Transportation — 1.8%
Expeditors International of Washington, Inc.	20,500	579,945

J.B. Hunt Transport Services, Inc.(a)	22,500	542,475

		1,122,420

TOTAL LONG-TERM INVESTMENTS (cost $76,968,506)		60,645,190

SHORT-TERM INVESTMENT — 44.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $27,629,792; includes $26,365,363 of cash collateral for securities on loan)(b)(w)	27,629,792	27,629,792

TOTAL INVESTMENTS — 142.6% (cost $104,598,298)		88,274,982
Liabilities in excess of other assets — (42.6)%		(26,389,985)

NET ASSETS — 100.0%		$61,884,997

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,673,299; cash collateral of $26,365,363 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$88,274,982	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$88,274,982	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 96.3%

BANK NOTES(c) — 6.7%
Chrysler Financial, Term, 144A (original cost $1,871,500; purchased 07/31/07, 11/28/07)(f)(g)	Caa	4.56%	08/03/14		$1,970	$1,033,019
Community Health System, Term B (original cost $34,803; purchased 01/22/09, 02/27/09)(f)(g)	Ba	2.77%	07/25/14		35	29,942
Community Health System, Term B (original cost $59,845; purchased 06/03/08)(f)(g)	Ba	2.77%	07/25/14		60	51,617
Community Health System, Term B (original cost $620,650; purchased 06/28/07 - 02-27-09)(f)(g)	Ba	3.51%	07/02/14		621	535,310
Dex Media West LLC, Term B (original cost $450,000; purchased 03/13/09)(f)(g)	B+(d)	7.00%	10/24/14		1,000	448,333
Ford Motor Co., Term B (original cost $1,653,030; purchased 12/12/06 - 05/21/08)(f)(g)	Ca	3.56%	11/29/13		1,720	819,344
HCA, Inc., Term B (original cost $715,133; purchased 11/14/06)(f)(g)	Ba-	3.47%	11/14/13		717	609,098
Idearc, Inc., Term B (original cost $55,928; purchased 03/27/08, 04/02/08)(f)(g)	Ba	3.22%	11/17/14		64	24,216
Idearc, Inc., Term B (original cost $1,170,393; purchased 02/07/08)(f)(g)	Ba	3.22%	11/17/14		1,417	537,970
Nordic Telephone (Denmark) (original cost $439,605; purchased 04/19/06)(f)(g)	Ba+	3.04%	11/30/13	EUR	354	432,390
Nordic Telephone (Denmark) (original cost $529,979; purchased 04/19/06)(f)(g)	Ba+	3.67%	11/30/14	EUR	427	520,099
Roundy’s, Inc., Term B (original cost $390,510; purchased 11/04/08)(f)(g)	Ba-	3.27%	10/27/11		388	340,384
Roundy’s, Inc., Term B (original cost $487,271; purchased 03/14/07 - 02/09/09)(f)(g)	Ba-	3.29%	10/27/11		487	427,174
Thomson Learning, Term B (original cost $978,683; purchased 06/27/07, 07/02/08)(f)(g)	B+(d)	3.02%	06/27/14		985	662,002
Tribune Co., Term B (original cost $448,824; purchased 06/18/08)(f)(g)	Ba	5.25%	06/04/14		593	128,500
Tribune Co., Term X (original cost $119,467; purchased 05/17/07)(f)(g)(i)	D(d)	5.00%	05/30/09		119	30,225
VNU/Nielsen Finance LLC, Term B (original cost $1,948,865; purchased 08/08/06 – 02/05/09)(f)(g)	B+(d)	2.53%	08/08/13		1,950	1,514,517
Wind Acquisitions Finance, Term B (original cost $368,855; purchased 12/07/06 – 10/16/08)(f)(g)	B-(d)	8.39%	12/21/11		369	317,830

TOTAL BANK NOTES (cost $12,414,930)						8,461,970

CONVERTIBLE BONDS — 1.2%

Oil & Gas Exploration/Production — 0.4%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%	12/15/38		725	373,375
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%	05/15/37		150	98,625

						472,000

Pharmaceuticals — 0.2%
Mylan, Inc., Gtd. Notes	B+(d)	1.25%	03/15/12		325	278,281

Semiconductors
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B(d)	6.00%	05/01/15		175	65,406

Telecommunications — 0.3%
Nortel Networks Corp., Gtd. Notes (Canada)(i)	D	2.125%	04/15/14		350	51,625
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%	11/15/25		400	369,000

						420,625

Utilities — 0.3%
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.875%	12/01/24		325	339,219

TOTAL CONVERTIBLE BONDS (cost $2,395,622)						1,575,531

CORPORATE BONDS — 76.0%

Advertising — 0.1%
R.H. Donnelley Corp., Sr. Disc. Notes	Ca	6.875%		01/15/13	175	9,625
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Ca	8.875%		01/15/16	1,200	69,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Ca	8.875%		10/15/17	375	20,625
R.H. Donnelley, Inc., Gtd. Notes, 144A (original cost $83,000; purchased 09/02/08 - 01/30/09)(f)(g)	B3	11.75%		05/15/15	190	24,700

						123,950

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19	300	320,758

Airlines
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.201%		03/01/10	13	12,318
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.602%		09/01/13	8	7,328

						19,646

Automotive — 2.1%
Allison Transmission, Inc., Gtd. Notes, 144A (original cost $764,281; purchased 10/11/07 - 05/09/08)(f)(g)	Caa2	11.00%		11/01/15	800	380,000
ArvinMeritor, Inc., Gtd. Notes	Caa2	8.125%		09/15/15	655	216,150
ArvinMeritor, Inc., Gtd. Notes	Caa2	8.75%		03/01/12	1,030	370,800
Cooper-Standard Automotive, Inc., Gtd. Notes	Caa1	7.00%		12/15/12	570	68,400
Ford Motor Co., Sr. Unsec’d. Notes	Ca	9.215%		09/15/21	100	29,000
General Motors Corp., Sr. Unsec’d. Notes	C	7.40%		09/01/25	50	5,750
General Motors Corp., Sr. Unsec’d. Notes	C	7.70%		04/15/16	1,550	186,000
General Motors Corp., Sr. Unsec’d. Notes	C	8.25%		07/15/23	400	47,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	6.318	%(c)	12/01/09	225	214,875
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	9.00%		07/01/15	450	346,500
Tenneco, Inc., Gtd. Notes	B3	8.125%		11/15/15	615	123,000
Tenneco, Inc., Sr. Sec’d. Notes	B1	10.25%		07/15/13	351	186,030
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $1,081,300; purchased 03/14/07 - 02/25/08)(f)(g)	Caa2	7.25%		03/15/17	1,125	466,875

						2,640,380

Banks — 0.5%
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $699,342; purchased 07/09/08)(f)(g)	Aa2	6.20%		07/19/13	700	674,987

Business Services — 0.9%
NSG Holdings LLC / NSG Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $798,500; purchased 03/06/07 - 05/20/08)(f)(g)	Ba2	7.75%		12/15/25	800	632,000
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $175,000; purchased 04/25/07)(f)(g)	B1	6.75%		05/01/14	175	129,500
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $175,000; purchased 04/25/07)(f)(g)	B1	7.00%		05/01/17	175	126,000
TransCapitalInvest Ltd. for OJSC AK Transneft, Sec’d. Notes (Ireland)	Baa1	6.103%		06/27/12	325	284,651

						1,172,151

Capital Goods — 0.6%
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.125%		05/15/16	625	582,813
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.25%		03/15/15	175	165,375

						748,188

Chemicals — 1.2%
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom) (original cost $1,389,169; purchased 06/26/06 - 05/02/08)(f)(g)	Ca	8.50%		02/15/16	925	53,188
Nalco Co., Gtd. Notes	B2	8.875%		11/15/13	560	537,600
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%		11/15/14	1,025	866,125

						1,456,913

Commercial Services — 1.2%
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15		505	464,600
United Rentals North America, Inc., Gtd. Notes	B2	6.50%		02/15/12		1,255	1,004,000

							1,468,600

Computer Services & Software — 1.7%
First Data Corp., Gtd. Notes	B3	9.875%		09/24/15		2,300	1,345,500
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba3	2.06	%(c)	10/01/09		825	784,781

							2,130,281

Diversified — 0.2%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17		270	228,825

Diversified Financial Services — 12.4%
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%		11/30/19		812	738,782
American Express Co., Sr. Unsec’d. Notes	A2	7.00%		03/19/18		1,750	1,543,748
Bank of America Corp., Jr. Sub. Notes	B3	8.00	%(c)	12/29/49		2,425	971,188
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (original cost $350,000; purchased 10/31/05)(f)(g)	B3	8.00%		11/15/13		350	76,125
CIT Group Funding Co. of Canada, Gtd. Notes (Canada)	Baa2	5.60%		11/02/11		125	88,750
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	1.451	%(c)	03/12/10		125	99,435
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	1.464	%(c)	07/28/11		100	64,131
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	4.25%		02/01/10		275	235,732
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	5.20%		11/03/10		475	383,156
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	5.60%		04/27/11		230	167,883
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	5.80%		07/28/11		100	72,114
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Baa2	4.75%		12/15/10		550	443,537
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40	%(c)	04/29/49		2,900	1,638,906
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		5	4,393
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $2,139,438; purchased 04/08/08 - 07/18/08)(f)(g)	Ba3	7.75%		07/15/11		2,100	2,012,989
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.70%		01/15/10		130	111,353
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.80%		06/01/12		2,540	1,721,424
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.00%		12/15/16		400	262,892
Fresenius US Finance II, Inc., Sr. Unsec’d. Notes, 144A (original cost $604,994; purchased 01/15/09)(f)(g)	Ba1	9.00%		07/15/15		650	676,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%		01/10/39		900	734,031
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.15%		04/01/18		375	342,532
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.75%		10/01/37		1,000	676,341
JET Equipment Trust, Equipment Trust, 144A (original cost $119,927; purchased 03/04/02)(f)(g)(i)	NR	10.00%		06/15/12		129	69,888
JET Equipment Trust, Sr. Unsec’d. Notes, 144A (original cost $11,899; purchased 10/18/01)(f)(g)	NR	7.63%		08/15/12		11	368
KRATON Polymers LLC / KRATON Polymers Capital Corp., Gtd. Notes	Caa1	8.125%		01/15/14		375	116,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	6.625%		01/18/12		50	6,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		775	93,000
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38		450	45
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17		200	20
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	3.472	%(c)	05/12/10		150	141,236
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	1.319	%(c)	07/26/10		150	106,484
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	4.75%		03/17/14	EUR	1,000	664,302
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.00%		10/01/13		475	252,590
SMFG Preferred Capital USD 3 Ltd., Sr. Sub. Notes, 144A (Cayman Islands) (original cost $205,690; purchased 08/27/08)(f)(g)	A2	9.50	%(c)	07/25/49		200	161,092
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15		100	58,750
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $297,603; purchased 03/13/07)(f)(g)	Baa2	6.625%		03/20/17		300	198,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $398,504; purchased 07/13/06)(f)(g)	Baa2	7.50%		07/18/16		400	290,000
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	5.92	%(c)	05/01/10		50	17,500
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	8.375%		05/01/10		950	332,500

							15,573,842

Diversified Manufacturing — 0.2%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada) (original cost $417,931; purchased 11/10/06)(f)(g)	Ba2	7.25%		11/15/16	EUR	325	279,588

Electric — 3.5%
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14		175	156,625
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15		125	109,063
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17		625	535,937
AES Corp. (The), Sr. Unsec’d. Notes, 144A (original cost $100,000; purchased 05/14/08)(f)(g)	B1	8.00%		06/01/20		100	81,000
Energy Future Holdings Corp., Gtd. Notes	Caa1	10.875%		11/01/17		3,150	2,031,750
Energy Future Holdings Corp., Gtd. Notes	Caa1	11.25%		11/01/17		125	52,813
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands) (original cost $844,625; purchased 04/14/08 - 06/06/08)(f)(g)	Ba3	9.00%		06/30/17		800	724,000
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	Ba1	8.625%		11/14/11		175	167,125
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A (original cost $644,042; purchased 04/02/08 - 04/25/08)(f)(g)	Ba1	7.25%		04/01/16		645	570,825

							4,429,138

Electronic Components — 1.4%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		330	290,400
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.875%		07/01/11		375	365,625
Legrand France SA, Unsub. Notes (France)	Baa3	8.50%		02/15/25		500	421,078
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes	Caa1	10.25%		11/01/15		1,150	575,000
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes	Caa1	10.50%		11/01/16		175	64,750

							1,716,853

Environmental Services — 0.3%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17		550	420,750

Financial - Bank & Trust — 5.2%
American Express Bank FSB, Sr. Unsec’d. Notes	A1	5.50%		04/16/13		900	776,243
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $1,191,045; purchased 12/13/07, 12/19/07)(f)(g)	Baa2	7.434	%(c)	09/29/49		1,150	477,744
Barclays Bank PLC, Sr. Sub. Notes, 144A (United Kingdom) (original cost $496,635; purchased 12/07/07)(f)(g)	Baa1	6.05%		12/04/17		500	393,204
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $421,670; purchased 04/18/08, 06/25/08)(f)(g)	Baa1	7.70	%(c)	04/29/49		425	186,732
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands) (original cost $800,000; purchased 02/06/07)(f)(g)	CCC(d)	6.64	%(c)	12/29/49		800	280,032
HBOS PLC, Sr. Sub. Notes, 144A (United Kingdom) (original cost $398,336; purchased 05/15/08)(f)(g)	Baa1	6.75%		05/21/18		400	308,560
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37		1,100	900,183
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $453,906; purchased 06/06/08 - 06/11/08)(f)(g)	Ba2	6.99	%(c)	10/29/49		500	220,000
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)	Ba3	7.64	%(c)	03/31/49		1,300	292,500
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $496,712; purchased 10/18/07, 12/13/07)(f)(g)	Aa2	6.671	%(c)	10/29/49		500	275,000
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18		1,200	1,003,745
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49		250	68,282
Wells Fargo Capital XIII, Gtd. Notes	A3	7.70	%(c)	12/29/49		450	214,342
Wells Fargo Capital XV, Jr. Sub. Notes	A3	9.75	%(c)	09/26/44		1,575	1,149,750

							6,546,317

Foods — 0.3%
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00%		06/01/26		400	342,000

Forest & Paper Products — 3.6%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13		900	497,250

Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $674,125; purchased 12/28/07 - 03/12/08)(f)(g)	Ba3	7.00%		01/15/15		700	654,500
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $1,496,188; purchased 07/19/07 - 02/17/09)(f)(g)	Ba3	7.125%		01/15/17		1,575	1,456,875
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.375%		12/01/25		1,350	972,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.00%		01/15/24		100	79,500
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.125%		05/15/11		200	198,750
Smurfit Kappa Treasury Funding Ltd., Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		700	395,500
Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes	B2	9.125%		08/01/14		775	290,625

							4,545,000

Gaming — 0.7%
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	10.75%		02/01/16		1,125	213,750
Mirage Resorts, Inc., Gtd. Notes	Caa2	7.25%		08/01/17		390	140,400
Wynn Las Vegas Capital Corp., First Mortgage	Ba2	6.625%		12/01/14		620	468,100

							822,250

Healthcare Products — 2.4%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17		425	420,750
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%		10/15/17		125	105,625
Biomet, Inc., Gtd. Notes	Caa1	11.625%		10/15/17		2,845	2,510,713

							3,037,088

Healthcare Services — 1.7%
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15		1,465	1,384,425
Roche Holdings, Inc., Gtd. Notes, 144A (original cost $393,712; purchased 02/18/09)(f)(g)	A2	6.00%		03/01/19		400	411,704
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18		400	344,000

							2,140,129

Hospitals/Hospital Management — 3.3%
DaVita, Inc., Gtd. Notes	B1	6.625%		03/15/13		50	48,500
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15		605	581,556
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%		11/15/16		3,870	3,521,700

							4,151,756

Insurance — 1.0%
American International Group, Inc., Jr. Sub. Debs, 144A (original cost $426,332; purchased 05/13/08, 05/14/08)(f)(g)	Ba2	8.175	%(c)	05/15/68		425	36,210
American International Group, Inc., Jr. Sub. Notes(g)	Ba2	8.625	%(c)	05/22/38	GBP	250	29,594
American International Group, Inc., Sr. Unsec’d. Notes	A3	1.253	%(c)	10/18/11		100	52,345
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,856,500; purchased 08/13/08, 11/25/08)(f)(g)	A3	8.25%		08/15/18		2,025	866,489
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		650	254,478

							1,239,116

Machinery & Equipment — 0.3%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%		10/15/15		500	365,000

Media — 5.2%
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		04/01/11		1,475	1,463,937
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		07/15/18		450	405,000
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $121,125; purchased 02/26/09)(f)(g)	B1	8.50%		06/15/15		125	122,188
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $437,625; purchased 02/13/09)(f)(g)	B1	8.625%		02/15/19		450	433,125
Dex Media West LLC / Dex Media Finance Co., Sr. Sub. Notes	Caa2	9.875%		08/15/13		325	65,000
DISH DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		375	347,812
DISH DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		1,745	1,561,775
Lighthouse International Co. SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $520,814; purchased 05/07/04 - 07/06/04)(f)(g)	B3	8.00%		04/30/14	EUR	445	221,711
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		725	554,480
Unity Media GmbH, Sr. Sec’d. Notes, 144A (Germany) (original cost $450,000; purchased 07/11/05)(f)(g)	B2	10.375%		02/15/15		450	409,500
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B2	7.75%		01/15/14	EUR	100	110,938

UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B2	8.625%		01/15/14	EUR	300	344,773
Videotron Ltee, Gtd. Notes, 144A (Canada) (original cost $536,250; purchased 04/28/08)(f)(g)	Ba2	9.125%		04/15/18		500	505,000

							6,545,239

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	5.013	%(c)	04/01/15		460	378,350
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		350	327,250

							705,600

Oil & Gas Exploration/Production — 4.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.95%		09/15/16		425	366,044
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%		01/15/17	EUR	125	122,896
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16		125	105,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		350	308,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18		900	739,125
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14		425	383,563
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%		02/15/15		400	389,000
Citic Resources Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $24,932; purchased 05/14/07)(f)(g)	Ba3	6.75%		05/15/14		25	18,750
El Paso Corp., Notes	Ba3	8.05%		10/15/30		200	152,748
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17		135	114,977
SandRidge Energy, Inc., Gtd. Notes	B3	8.625%		04/01/15		2,000	1,300,000
SemGroup LP, Sr. Notes, 144A (original cost $1,338,192; purchased 11/04/05 - 05/21/08)(f)(g)(i)	NR	8.75%		11/15/15		1,350	47,250
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		07/15/11		650	627,944
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21		300	277,500
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A (original cost $124,369; purchased 02/26/09)(f)(g)	Baa3	8.75%		01/15/20		125	124,375

							5,077,172

Oil, Gas & Consumable Fuels — 0.8%
Enterprise Products Operating LLC, Gtd. Notes	Ba1	7.034	%(c)	01/15/68		300	187,500
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375	%(c)	08/01/66		700	469,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18		100	88,500
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B3	8.25%		12/15/14		480	216,000

							961,000

Paper & Forest Products — 0.3%
Berry Plastics Corp., Sr. Sec’d. Notes	B1	5.844	%(c)	02/15/15		525	380,625

Pharmaceuticals — 0.3%
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	7.20%		03/15/39		375	402,155

Pipelines & Other — 2.5%
Dynegy Roseton / Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10		1,150	1,077,938
Dynegy Roseton / Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%		11/08/16		375	284,062
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16		1,375	1,168,750
Knight, Inc., Sr. Unsec’d. Notes	Ba1	5.15%		03/01/15		100	84,000
NGPL PipeCo. LLC, Sr. Unsec’d. Notes, 144A (original cost $625,000; purchased 12/14/07)(f)(g)	Baa3	7.119%		12/15/17		625	573,066

							3,187,816

Real Estate Investment Trusts — 0.8%
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	6.50%		06/01/16		25	21,625
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	6.75%		04/01/17		825	705,375
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	7.125%		06/01/15		250	225,000

							952,000

Retail — 2.3%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15		1,100	1,034,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.75%		06/15/12		225	189,000
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	6.57%		02/23/28		300	213,375
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.45%		08/01/29		610	506,300
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.75%		06/15/26		630	527,625

Suburban Propane Partners LP / Suburban Energy Finance Corp., Sr. Unsec’d. Notes	B1	6.875%		12/15/13	495	470,250

						2,940,550

Semiconductors — 0.6%
Freescale Semiconductor, Inc., Gtd. Notes	Caa2	8.875%		12/15/14	975	204,750
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%		12/15/14	425	31,875
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00%		05/01/14	1,650	495,000

						731,625

Technology — 0.4%
Sanmina-SCI Corp., Gtd. Notes	B3	8.125%		03/01/16	200	70,000
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	550	478,500

						548,500

Telecommunications — 7.8%
Frontier Communications Corp., Debs.	Ba2	7.00%		11/01/25	175	98,875
Frontier Communications Corp., Debs.	Ba2	7.45%		07/01/35	375	204,375
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/19	295	231,575
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.875%		01/15/27	725	489,375
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%		08/15/31	200	137,250
Hawaiian Telecom Communications, Inc., Gtd. Notes(i)	NR	9.75%		05/01/13	700	10,500
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark) (original cost $150,000; purchased 04/26/06)(f)(g)	B1	8.875%		05/01/16	150	140,250
Nortel Networks Ltd., Gtd. Notes (Canada)(i)	D	10.125%		07/15/13	1,105	204,425
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Ba1	7.75%		05/01/30	750	465,000
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11	500	477,500
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%		08/15/10	275	268,125
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14	1,330	1,150,450
Qwest Corp., Sr. Unsec’d. Notes	Ba1	4.57	%(c)	06/15/13	325	278,687
Sprint Capital Corp., Gtd. Notes	Ba2	6.375%		05/01/09	250	250,000
Sprint Capital Corp., Gtd. Notes	Ba2	6.90%		05/01/19	2,575	1,815,375
Sprint Capital Corp., Gtd. Notes	Ba2	8.75%		03/15/32	275	184,250
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	6.00%		12/01/16	820	586,300
Telesat Canada / Telesat LLC, Sr. Sub. Notes, 144A (original cost $199,000; purchased 06/27/08)(f)(g)	Caa1	12.50%		11/01/17	200	148,000
Telesat Canada / Telesat LLC, Sr. Unsec’d. Notes, 144A (original cost $474,625; purchased 06/27/08 - 11/18/08)(f)(g)	Caa1	11.00%		11/01/15	520	431,600
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%		02/15/14	150	144,750
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14	800	557,000
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $600,000; purchased 11/22/05)(f)(g)	B2	10.75%		12/01/15	600	594,000
Windstream Corp., Gtd. Notes	Ba3	8.125%		08/01/13	100	98,500
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16	890	874,425

						9,840,587

Utilities — 5.3%
Homer City Funding LLC, Sr. Sec’d. Notes	Ba2	8.734%		10/01/26	1,444	1,169,438
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	210	197,400
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	2,950	2,743,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	100	93,000
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11	1,000	984,021
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certificates	Ba1	9.237%		07/02/17	318	305,567
Reliant Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75%		12/15/14	600	552,000
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $747,066; purchased 06/13/05 - 12/17/08)(f)(g)	Ba2	7.00%		06/30/21	723	557,907

						6,602,833

TOTAL CORPORATE BONDS (cost $135,038,054)						95,469,208

MUNICIPAL BONDS — 2.7%

Texas — 2.7%
Comal Texas Independent School District, General Obligation Unlimited Bond	Aaa	5.00%		02/01/36	3,000	2,995,380
Transition Communication Mobility, State of Texas, General Obligation Unlimited Bond	Aa1	5.00%		04/01/37	400	394,660

TOTAL MUNICIPAL BONDS (cost $3,378,082)						3,390,040

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — 7.0%
Federal National Mortgage Assoc. (cost $8,760,764)		6.00%		09/01/37-11/01/38	8,429	8,813,245

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
American Home Mortgage Assets, Series 2006-1, Class 2A1	Ba2	0.712	%(c)	05/25/46	54	19,088
American Home Mortgage Assets, Series 2006-4, Class 1A12	Caa3	0.732	%(c)	10/25/46	76	24,678
American Home Mortgage Assets, Series 2006-5, Class A1	Caa1	2.553	%(c)	11/25/46	570	169,270
American Home Mortgage Assets, Series 2007-3, Class 22A1	Ca	6.25%		06/25/37	260	138,736
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	A1	5.66	%(c)	09/25/45	48	25,929
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1	AAA(d)	5.466	%(c)	05/25/47	85	43,711
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA	AAA(d)	6.008	%(c)	09/25/37	175	87,196
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1	B2	0.80	%(c)	11/20/35	53	21,161
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1	B3	2.633	%(c)	12/25/35	42	17,998
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	AAA(d)	5.895	%(c)	02/25/37	76	38,822
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	Caa3	0.755	%(c)	07/20/46	67	24,248
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	Caa2	0.712	%(c)	09/25/46	86	30,982
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A	Caa1	0.74	%(c)	12/20/46	150	48,516
Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A	Caa1	0.736	%(c)	07/19/46	70	25,214
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Ca	0.806	%(c)	09/19/46	622	124,588
Indymac Index Mortgage Loan Trust, Series 2006-AR12, Class A1	B3	0.712	%(c)	09/25/46	66	24,312
Master Adjustable Rate Mortgages Trust, Series 2006- OA1, Class 1A1	Ba1	0.732	%(c)	04/25/46	45	16,180
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	Caa3	0.852	%(c)	03/25/37	306	110,732
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 2A1	B3	0.712	%(c)	07/25/46	77	31,222
Structured Asset Securities Corp., Series 2005-9XS, Class 2A1	Baa1	0.822	%(c)	06/25/35	616	216,128
Suntrust Alternative Loan Trust, Series 2006-1F, Class 3A	Ca	0.872	%(c)	04/25/36	256	100,211
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1	B(d)	5.695	%(c)	02/25/37	78	41,029
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3	B(d)	5.845	%(c)	02/25/37	77	45,254
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	BBB-(d)	5.414	%(c)	02/25/37	81	44,209
WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1	BB(d)	5.588	%(c)	12/25/36	81	40,484

WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A	Caa1	2.333	%(c)	02/25/47	73	22,425
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A	B3	2.333	%(c)	03/25/47	77	24,629
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A	B3	2.393	%(c)	04/25/47	79	31,200

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,734,656)						1,588,152

ASSET-BACKED SECURITIES — 0.3%
Morgan Stanley Mortgage Loan Trust, Series 2006- 12XS, Class A6A (cost $397,508)	B3	5.726%		10/25/36	500	349,684

					Shares
PREFERRED STOCKS — 1.1%

Automotive — 0.1%
General Motors Corp., 5.25%, CVT					22,000	55,880

Diversified Financial Services — 0.9%
Bank of America Corp., 7.25%, CVT					2,475	1,050,637
Citigroup, Inc., 6.50%, CVT					3,850	105,298

						1,155,935

Insurance
American International Group, Inc., 8.50%, CVT					3,300	17,820

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT					1,900	122,683

TOTAL PREFERRED STOCKS (cost $3,044,420)						1,352,318

COMMON STOCK

Electric
Dynegy, Inc. (Class A Stock) (cost $565)					299	422

TOTAL LONG-TERM INVESTMENTS (cost $168,164,601)						121,000,570

SHORT-TERM INVESTMENTS — 7.4%

					Contracts
OPTIONS PURCHASED * — 4.7%

Call Options
Interest Rate Swap Options,
expiring 07/06/2009 @ 4.25%					23,100	1,248,133
expiring 07/06/2009 @ 4.25%					62,000	3,349,967
expiring 09/08/2009 @ 4.75%					20,000	1,238,327

TOTAL OPTIONS PURCHASED (cost $994,170)						5,836,427

					Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 2.5%
JPMorgan Securities, Inc., 0.19%, dated 03/31/09, due 04/01/09 in the amount of $3,100,016 (cost $3,100,000; the value of collateral plus interest was $3,162,698)		0.19%		04/01/09	$3,100	3,100,000

U.S. TREASURY OBLIGATION(n)
U.S. Treasury Bills (cost $49,998)	0.119%	04/09/09	50	49,997

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $239,012)(w)			239,012	239,012

TOTAL SHORT-TERM INVESTMENTS (cost $4,383,180)				9,225,436

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.7% (cost $172,547,781)				130,226,006

			Contracts/ Notional Amounts (000)#
OPTIONS WRITTEN* — (0.1)%

Call Options —(0.1)%
Equity Option, Citigroup, Inc., expiring 09/19/2009, Strike Price $3.00			125	(81,250)
Interest Rate Swap Options,
expiring 04/27/2009 @ 1.80%			3,000	(44)
expiring 04/27/2009 @ 1.80%			800	(12)
U.S. Treasury Futures, expiring 05/22/2009, Strike Price $128.00			500	(1,172)

				(82,478)

Put Options
Interest Rate Swap Options,
expiring 04/27/2009 @ 3.50%			3,000	(63)
expiring 04/27/2009 @ 3.50%			800	(17)
U.S. Treasury Futures, expiring 05/22/2009, Strike Price $119.00			500	(1,094)

				(1,174)

TOTAL OPTIONS WRITTEN (premium received $89,586)				(83,652)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.6% (cost $172,458,195)(o)				130,142,354
Other liabilities in excess of other assets(x) — (3.6)%				(4,497,569)

NET ASSETS — 100.0%				$125,644,785

The following abbreviations is used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
FSB	Federal Savings Bank
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $39,097,745. The aggregate value of $25,982,867 is approximately 20.7% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at reporting date.
(o)	As of March 31, 2009, 2 securities representing $70,256 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2009:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 04/14/09	EUR	665	$861,631	$883,491	$21,860
Malaysian Ringgit,
Expiring 04/14/09	MYR	1,235	350,000	338,660	(11,340)
Mexican Peso,
Expiring 05/19/09	MXN	57	4,171	3,979	(192)
Philippine Peso,
Expiring 05/06/09	PHP	9,682	200,000	199,667	(333)
Russian Ruble,
Expiring 05/06/09	RUB	59,763	2,452,933	1,739,495	(713,438)
Singapore Dollar,
Expiring 04/14/09	SGD	1,276	870,000	838,916	(31,084)
Expiring 07/30/09	SGD	217	150,000	142,515	(7,485)

			$4,888,735	$4,146,723	$(742,012)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/09/09	GBP	463	$669,769	$664,348	$5,421
Euro,
Expiring 04/14/09	EUR	2,752	3,475,289	3,656,195	(180,906)
Malaysian Ringgit,
Expiring 04/14/09	MYR	1,235	353,546	338,660	14,886
Mexican Peso,
Expiring 05/19/09	MXN	57	4,181	3,979	202
Philippine Peso,
Expiring 05/06/09	PHP	9,682	187,674	199,667	(11,993)
Russian Ruble,
Expiring 05/06/09	RUB	59,763	2,130,921	1,739,495	391,426
Singapore Dollar,
Expiring 04/14/09	SGD	1,276	863,098	838,916	24,182
Expiring 07/30/09	SGD	217	151,312	142,515	8,797

			$7,835,790	$7,583,775	$252,015

Interest rate swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	06/17/10		$6,400	4.00%	3 month LIBOR	$177,065	$113,358	$63,707
Citigroup(2)	12/17/38		2,600	5.00%	3 month LIBOR	(871,641)	—	(871,641)
Citigroup(2)	12/17/28		2,900	5.00%	3 month LIBOR	(791,826)	4,106	(795,932)
Morgan Stanley Capital Services, Inc.(2)	12/17/38		1,600	5.00%	3 month LIBOR	(552,109)	(2,347)	(549,762)
Barclays Bank PLC(1)	01/02/12	BRL	11,800	10.68%	Brazilian interbank lending rate	(87,553)	(31,785)	(55,768)
Goldman Sachs(1)	01/02/12	BRL	1,700	10.15%	Brazilian interbank lending rate	(26,240)	(7,445)	(18,795)
Merrill Lynch & Co.(1)	01/02/12	BRL	1,000	14.77%	Brazilian interbank lending rate	33,356	6,049	27,307
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	16,500	10.12%	Brazilian interbank lending rate	(262,945)	(23,704)	(239,241)

						$(2,381,893)	$58,232	$(2,440,125)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)(2)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps on Credit Indices - Sell Protection(1)
Morgan Stanley Capital Services, Inc.	12/20/10	$293	1.55%	Dow Jones CDX HY-9 Index	$(12,752)	$—	$(12,752)

Counterparty	Termination Date	Notional Amount# (000)(2)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at March 31, 2009 (4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues - Sell Protection (1)
Citigroup	03/20/14	$400	5.00%	Aramark Corp., 8.50%, 03/20/14	6.830%	$(26,678)	$(10,700)	$(15,978)
Merrill Lynch & Co.	09/20/13	3,000	5.00%	GMAC LLC, 6.875%, due 08/28/12	18.086%	(1,029,287)	(672,940)	(356,347)
Goldman Sachs	09/20/13	100	4.20%	NRG Energy, Inc., 7.25%, due 02/01/14	5.627%	(4,921)	—	(4,921)
Goldman Sachs	03/20/14	200	7.60%	SLM Corp., 5.125%, due 08/27/12	30.231%	(63,478)	—	(63,478)
Barclays Bank PLC	06/20/09	500	7.15%	Sprint Nextel Corp., 6.00%, due 12/01/16	7.011%	1,447	—	1,447
Citigroup	03/20/14	850	5.00%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	7.747%	(82,210)	(54,279)	(27,931)

						$(1,205,127)	$(737,919)	$(467,208)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (000)(3)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps - Buy Protection (2)
Citigroup	12/20/13		$75	5.00%	Advanced Micro Devices, 6.00%, due 05/01/15	$36,907	$37,964	$(1,057)
Citigroup	03/20/12		100	5.00%	Advanced Micro Devices, 6.00%, due 05/01/15	44,278	54,936	(10,658)
Citigroup	03/20/14		200	5.00%	Freescale Semiconductor, 8.875%, due 12/15/14	142,471	137,330	5,141
Barclays Bank PLC	03/20/14	EUR	700	2.20%	UBS AG Jersey Branch, 1.45%, due 04/18/12	3,670	—	3,670

						$227,326	$230,230	$(2,904)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,591,752	—
Level 2 - Other Significant Observable Inputs-Long	128,559,194	$(3,412,986)
Level 2 - Other Significant Observable Inputs-Short	(83,652)	—
Level 3 - Significant Unobservable Inputs	70,256	—

Total	$130,304,854	$(3,412,986)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$92,362
Accrued discounts/premiums	(2,573)
Realized gain (loss)	73
Change in unrealized appreciation (depreciation)	(19,606)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$70,256

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value at 3/31/09
Credit contracts	$(482,864)
Equity contracts	(81,250)
Foreign exchange contracts	(489,997)
Interest rate contracts	3,393,900

Total	$2,339,789

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 149.9%

ASSET-BACKED SECURITIES(c) — 0.7%
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.797%		09/25/34	$614		$410,428
Aurum CLO 2002-1 Ltd./Aurum CLO 2002-1 Corp., Series 2002-1A, Class A1, 144A (original cost $1,440,050; purchased 12/05/08)(g)(l)	Aaa	1.524%		04/15/14	1,690		1,476,880
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A (original cost $388,781; purchased 02/17/06)(g)(l)	AAA(d)	0.682%		02/25/36	389		364,116
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	0.592%		08/25/36	892		840,361
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aa2	0.572%		11/25/36	377		327,681
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.322%		10/25/37	1,226		1,102,822
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.572%		10/25/36	2,746		2,402,121

TOTAL ASSET-BACKED SECURITIES (cost $7,396,608)							6,924,409

BANK NOTES(c) — 2.8%
Cablevision, Term B (original cost $1,974,555; purchased 01/02/09)(g)(l)	BAA-(d)	2.31%		03/30/13	1,975		1,783,680
Chrysler Financial, Term, 144A (original cost $27,885,350; purchased 07/31/07, 11/28/07)(g)(l)	CAA(d)	4.56%		08/03/14	29,353		15,391,979
First Data Corp., Term B2 (original cost $53,087; purchased 02/13/08)(g)(l)	BA-(d)	3.27%		09/24/14	56		37,933
First Data Corp., Term B2 (original cost $884,124; purchased 02/13/08, 12/24/08)(g)(l)	BA-(d)	3.27%		09/24/14	931		625,276
HCA, Inc., Term B (original cost $7,574,997; purchased 07/24/07, 02/12/08)(g)(l)	BA-(d)	3.47%		11/14/13	7,885		6,697,886
NRG Energy, Inc., Term B (original cost $1; purchased 02/12/09)(g)(l)	BA+(d)	1.98%		02/01/13	—	(r)	1
NRG Energy, Inc., Term B (original cost $3; purchased 02/11/08)(g)(l)	BA+(d)	2.72%		02/01/13	—	(r)	3
TXU Corp., Term B3 (original cost $30,827; purchased 02/12/09)(g)(l)	BA-(d)	4.02%		10/10/14	51		33,699
TXU Corp., Term B3 (original cost $3,903,541; purchased 01/15/08 -11/12/08)(g)(l)	BA-(d)	4.03%		10/10/14	4,008		2,628,504

TOTAL BANK NOTES (cost $42,722,569)							27,198,961

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.6%
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa	0.582	%(c)	11/25/36	365		346,915
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31	121		116,560
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.602	%(c)	02/25/33	337		291,125
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Aaa	2.472	%(c)	03/25/35	3,596		2,481,451
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aa3	5.364	%(c)	05/25/35	2,574		1,572,189
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Caa2	5.808	%(c)	03/25/36	746		286,833
Brazos Student Finance Corp., Series 1998-A, Class A2	NR	1.23	%(c)	06/01/23	16		15,846
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	5.345	%(c)	12/25/35	640		317,398

Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Caa1	5.886	%(c)	11/25/35	721	368,817
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	Ca	0.792	%(c)	05/25/36	576	82,940
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	Ca	0.772	%(c)	10/25/46	619	135,819
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Ba2	0.725	%(c)	02/20/47	5,609	1,983,073
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.702	%(c)	05/25/47	4,154	1,346,078
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Ba3	5.368	%(c)	10/20/35	814	413,114
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	B2	0.862	%(c)	03/25/36	981	171,306
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	Caa2	0.872	%(c)	02/25/36	544	98,013
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Aaa	5.754	%(c)	05/20/36	1,629	775,913
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A5B	Caa1	6.30%		07/25/36	900	456,271
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	Caa3	0.876	%(c)	07/19/45	612	147,499
Fannie Mae, Series 2001-29, Class Z	Aaa	6.50%		07/25/31	206	216,902
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	3.222	%(c)	07/25/44	2,078	2,034,712
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	3.022	%(c)	10/25/44	1,370	1,333,003
Freddie Mac, Series 3346, Class FA	Aaa	0.786	%(c)	02/15/19	8,361	8,089,120
Government Lease Trust, Series 1999-C1A, Class B2, 144A (original cost $1,346,953; purchased 02/14/03)(g)(l)	AAA(d)	4.00%		05/18/11	1,500	1,525,028
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	1.206	%(c)	02/16/30	15	15,145
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	Caa2	0.792	%(c)	04/25/36	809	246,111
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.602	%(c)	10/25/46	2,349	1,879,115
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.541	%(c)	09/25/35	4,846	3,581,386
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	B2	0.646	%(c)	01/19/38	764	687,524
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Ca	0.806	%(c)	09/19/46	808	161,964
Homebanc Mortgage Trust, Series 2006-2, Class A1	Baa3	0.702	%(c)	12/25/36	937	391,784
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	B3	0.602	%(c)	01/25/37	136	92,832
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	Aaa	4.446	%(c)	01/25/32	4	4,206
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	B1	5.278	%(c)	06/25/35	683	386,188
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	B2	5.099	%(c)	09/25/35	686	386,275
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.762	%(c)	09/25/46	906	144,413
Lehman XS Trust, Series 2006-16N, Class A4B	Ca	0.762	%(c)	11/25/46	878	163,030
Lehman XS Trust, Series 2006-GP2, Class 3A2	Ca	0.752	%(c)	06/25/46	801	142,003
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33	2,259	2,073,018
Mastr Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A (original cost $1,269,787; purchased 12/05/08)(g)(l)	Aaa	8.00%		07/25/35	1,314	1,461,146
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Caa3	0.822	%(c)	03/25/37	1,000	318,688
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A (original cost $1,109,350; purchased 10/31/06)(g)(l)	Aaa	0.626	%(c)	06/15/22	1,109	776,545
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	AA(d)	5.849	%(c)	04/25/37	1,758	1,260,386

Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	0.732	%(c)	02/25/36	2,184	1,206,806
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	B3	5.726%		10/25/36	600	419,621
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Caa3	0.882	%(c)	04/25/37	1,800	684,254
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%		03/25/47	700	350,350
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.82%		03/25/47	700	383,793
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Aa2	0.782	%(c)	07/25/35	739	614,882
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	Caa2	0.752	%(c)	05/25/37	1,211	243,950
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50%		03/25/32	334	302,055
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	A(d)	5.95	%(c)	02/25/36	660	315,221
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.782	%(c)	05/25/46	608	128,621
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	Caa3	0.782	%(c)	05/25/46	801	165,741
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	B1	0.642	%(c)	08/25/36	4,864	1,926,530
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aaa	1.202	%(c)	04/25/43	320	283,610
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa1	2.603	%(c)	05/25/46	3,836	1,430,904
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Aaa	2.833	%(c)	11/25/42	493	298,944
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aaa	5.667	%(c)	02/25/33	33	26,805
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	4.493	%(c)	09/25/33	512	422,053
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	1.062	%(c)	12/25/27	8,033	5,661,462
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	A1	0.99	%(c)	11/25/34	1,530	507,561
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.812	%(c)	10/25/45	2,711	1,112,689
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Baa3	0.932	%(c)	11/25/45	700	165,880
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Baa3	0.932	%(c)	12/25/45	700	109,880
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	AAA(d)	5.931	%(c)	09/25/36	1,002	567,184
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	BBB(d)	5.58	%(c)	12/25/36	288	153,081
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa1	2.643	%(c)	12/25/46	1,665	531,319
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa1	2.443	%(c)	12/25/46	2,027	749,936
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Ba3	3.955	%(c)	12/25/46	561	222,327
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	A(d)	5.307	%(c)	01/25/37	1,243	600,936
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	B(d)	5.485	%(c)	04/25/37	3,822	1,941,128
Washington Mutual MSC Mortgage Pass-Through Certifiecates, Series 2004-RA4, Class 2A	AAA(d)	6.50%		08/25/34	2,844	2,568,713
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	3.705	%(c)	02/27/34	867	691,628

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $94,868,741)						63,565,548

CORPORATE BONDS — 35.0%

Aerospace — 0.2%
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.29%		07/01/16		2,200	2,203,093

Airlines
United AirLines, Inc., Pass-Through Certificates(i)(g)	NR	9.21%		01/21/17		81	65

Automobile Manufacturers — 0.3%
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	5.75%		09/08/11		3,400	3,213,187

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	A3	5.85%		06/01/17		1,100	1,126,400

Building Materials — 0.4%
Lennar Corp., Gtd. Notes	B3	5.95%		10/17/11		5,000	4,150,000

Diversified — 2.0%
C10 Capital SPV Ltd., Debs., 144A (original cost $2,500,000; purchased 12/11/06)(g)(l)	CCC(d)	6.722	%(c)	12/31/49		2,500	875,600
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.25%		12/06/17		3,800	3,514,278
iStar Financial, Inc., Sr. Unsec’d. Notes	B2	5.80%		03/15/11		1,000	440,000
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $14,700,000; purchased 08/09/06)(g)(l)	A1	1.288	%(c)	08/14/09		14,700	14,636,775

							19,466,653

Financial - Bank & Trust — 14.1%
American Express Bank FSB, Sr. Unsec’d. Notes	A1	5.50%		04/16/13		6,000	5,174,952
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $12,987,780; purchased 07/09/08)(g)(l)	Aa2	6.20%		07/19/13		13,000	12,535,471
Bank of America Corp., Jr. Sub. Notes	B3	8.00	%(c)	12/29/49		40,600	16,259,894
Bank of America Corp., Jr. Sub. Notes	B3	8.125	%(c)	12/29/49		8,000	3,280,720
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.65%		05/01/18		100	83,427
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $13,900,000; purchased 04/18/08)(g)(l)	Baa1	7.70	%(c)	04/29/49		13,900	6,107,243
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40	%(c)	04/29/49		15,800	8,929,212
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		8,900	7,819,291
Credit Suisse / New York NY, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa1	5.00%		05/15/13		16,500	15,943,636
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	4.875%		05/20/13		18,400	18,047,824
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17		5,400	5,217,685
ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) (original cost $2,193,444; purchased 01/30/09)(g)(l)	Aaa	2.625%		02/09/12		2,200	2,205,459
ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) (original cost $5,688,999; purchased 03/12/09)(g)(l)	Aaa	3.90%		03/19/14		5,700	5,738,304
National Australia Bank Ltd., Sr. Notes, 144A (Australia) (original cost $7,600,000; purchased 02/01/08)(g)(l)	Aa1	1.691	%(c)	02/08/10		7,600	7,599,605
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden) (original cost $19,990,800; purchased 02/03/09)(g)(l)	Aaa	2.80%		02/10/12		20,000	20,073,320
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa2	5.875%		12/20/17		200	172,018
Vornado Realty LP, Sr. Unsec’d. Notes	Baa2	5.60%		02/15/11		1,000	936,676

							136,124,737

Financial Services — 9.6%
American Express Co., Sr. Unsec’d. Notes	A2	7.00%		03/19/18		13,000	11,467,846
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%		05/02/13		4,500	3,950,901
CitiFinancial, Inc., Sr. Unsec’d. Notes	A3	6.625%		06/01/15		600	519,913
Citigroup Capital XXI, Gtd. Notes	Baa3	8.30	%(c)	12/21/77		11,000	5,296,456
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%		01/14/38		15,800	11,285,719
General Electric Capital Corp., Sub. Notes, 144A (original cost $14,999,395; purchased 08/30/07)(g)(l)	Aa3	6.50	%(c)	09/15/67	GBP	7,500	4,089,305
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	6.75%		12/01/14		10,500	4,957,165
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	6.875%		08/28/12		10,800	5,963,058

General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	8.00%		11/01/31		600	222,823
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.35%		01/15/16		1,300	1,152,148
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.75%		10/01/16		6,000	5,410,524
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		5,600	5,189,397
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.75%		10/01/37		8,200	5,545,996
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		16,800	2,016,000
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18		14,000	10,949,302
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.75%		04/15/11		2,000	2,001,540
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%		04/01/18		12,100	11,537,435
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10		430	459,025
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) (original cost $1,417,863; purchased 07/14/05)(g)(l)	Baa1	5.265%		06/15/11		1,418	1,205,564

							93,220,117

Healthcare - Services — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	6.00%		06/15/17		1,100	1,013,417
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%		11/15/16		200	182,000

							1,195,417

Insurance — 1.6%
American International Group, Inc., Jr. Sub. Debs., 144A (original cost $14,000,000; purchased 05/13/08)(g)(l)	Ba2	8.175	%(c)	05/15/68		14,000	1,192,814
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $11,000,000; purchased 08/13/08)(g)(l)	A3	8.25%		08/15/18		11,000	4,706,856
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	2.628	%(c)	07/19/13	EUR	3,100	1,319,968
ASIF III Jersey Ltd., Sr. Sec’d. Notes, MTN (Japan)	A1	0.95%		07/15/09	JPY	875,000	8,367,983

							15,587,621

Oil, Gas & Consumable Fuels — 0.1%
El Paso Corp., Notes	Ba3	7.80%		08/01/31		850	635,121
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11		200	191,284

							826,405

Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $900,000; purchased 12/31/06)(g)(l)	Ba3	7.00%		01/15/15		900	841,500
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $1,300,000; purchased 12/13/06)(g)(l)	Ba3	7.125%		01/15/17		1,300	1,202,500
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.75%		11/15/29		3,000	2,220,000

							4,264,000

Retail & Merchandising — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75%		08/15/11		3,700	3,880,697
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.50%		08/15/37		400	415,892

							4,296,589

Telecommunications — 1.6%
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16		6,000	5,400,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%		06/15/15		7,000	6,300,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12		1,650	1,629,375
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	5.85%		09/15/35		2,500	2,124,040

							15,453,415

Tobacco — 0.4%
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.625%		06/01/16		4,000	3,541,440

Utilities — 3.6%
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.625%		05/15/27		1,600	960,000
Electricite de France, Notes, 144A (France) (original cost $14,979,752; purchased 01/21/09)(g)(l)	Aa3	6.95%		01/26/39		15,200	15,065,678
Illinois Power Co., Sr. Sec’d. Notes	Baa3	6.25%		04/01/18		14,300	13,070,572
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	8.875%		11/15/38		4,500	5,501,488

							34,597,738

TOTAL CORPORATE BONDS (cost $465,200,049)							339,266,877

FOREIGN GOVERNMENT BONDS — 3.8%
Bundesrepublik Deutschland, Bonds (Germany)	Aaa	4.25%		01/04/14	EUR	2,100		3,046,335
Bundesrepublik Deutschland, Bonds (Germany)	Aaa	4.25%		07/04/39	EUR	10,000		14,188,157
France Government, Bonds (France)	Aaa	4.00%		04/25/55	EUR	1,400		1,813,544
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	12.50%		01/05/22	BRL	18,300		8,204,332
United Kingdom Gilt, Bonds (United Kingdom)	AAA(d)	4.50%		12/07/42	GBP	6,300		9,321,368

TOTAL FOREIGN GOVERNMENT BONDS (cost $37,637,606)								36,573,736

MUNICIPAL BONDS — 8.2%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	Aa1	4.75%		01/01/32		1,000	(f)	937,770
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds (original cost $516,495; purchased 04/29/05)(g)(l)	AA(d)	8.13	%(c)	01/01/32		500		437,770

								1,375,540

California — 0.9%
California State, General Obligation Bonds	A2	6.00%		04/01/38		7,900		7,878,433
State of California, General Obligation Bonds	A2	4.50%		08/01/28		100		83,568
University of California, Revenue Bonds	Aa2	5.00%		05/15/37		500		464,400

								8,426,401

Georgia — 0.1%
Georgia State Road & Tollway Authority, Revenue Bonds	Aaa	5.00%		03/01/21		700		725,704

Hawaii — 0.3%
Honolulu Hawaii City & County, Series A, General Obligation Bonds	Aa2	5.00%		07/01/23		3,055		3,168,768

Illinois — 3.3%
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.899%		12/01/40		4,400		4,586,032
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%		12/01/40		12,200		12,168,646
Illinois Finance Authority, Revenue Bonds	Aa1	5.75%		07/01/33		4,900		5,198,753
Illinois State, General Obligation Bond	A1	5.00%		11/01/22		300		309,252
Regional Transportation Authority, Series A, Revenue Bonds	Aa2	5.00%		07/01/25		1,600		1,634,512
State of Illinois, General Obligation, Unlimited Notes	MIG2	4.50%		06/24/09		8,500		8,564,175

								32,461,370

Massachusetts — 2.1%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	5.50%		07/01/36		5,100		5,375,298
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.00%		07/01/36		5,100		5,600,106
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.50%		11/15/36		6,500		6,893,120
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aa2	5.00%		08/01/32		2,500	(f)	2,445,925

								20,314,449

New York — 1.0%
New York City Municipal Water Finance Authority, Revenue Bonds	Aa3	5.75%		06/15/40		300		314,601
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.75%		07/15/33		10,000		9,475,000

								9,789,601

Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%		06/01/32		1,205		867,263
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%		06/01/42		400		257,128

								1,124,391

Washington — 0.3%
Pierce County School District No. 3, General Obligations Bonds	Aa1	5.00%		12/01/23		3,000		3,115,800

TOTAL MUNICIPAL BONDS (cost $78,145,124)								80,502,024

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 60.0%
Federal Home Loan Mortgage Corp.	5.50%		07/01/37-07/01/38	25,985	26,991,610
Federal Home Loan Mortgage Corp.	5.50%		TBA	8,000	8,300,000
Federal National Mortgage Assoc.	4.00%		TBA	16,000	16,042,500
Federal National Mortgage Assoc.	4.50%		02/01/23-08/01/35	68,735	70,645,698
Federal National Mortgage Assoc.(k)	4.50%		08/01/35	2,353	2,407,663
Federal National Mortgage Assoc.	4.54	%(c)	05/01/36	66	66,172
Federal National Mortgage Assoc.	4.987	%(c)	06/01/35	1,157	1,182,699
Federal National Mortgage Assoc.	5.00%		12/01/18-11/01/33	42,111	43,597,082
Federal National Mortgage Assoc.	5.121	%(c)	12/01/36	1,543	1,566,270
Federal National Mortgage Assoc.	5.50%		09/01/32-01/01/39	183,985	191,407,482
Federal National Mortgage Assoc.(k)	5.50%		09/01/35	6,696	6,964,424
Federal National Mortgage Assoc.	5.50%		TBA	30,000	31,059,360
Federal National Mortgage Assoc.	6.00%		04/01/16-08/01/35	2,134	2,240,033
Federal National Mortgage Assoc.	6.00%		TBA	56,100	58,589,438
Government National Mortgage Assoc.	4.50%		09/15/33	34	34,795
Government National Mortgage Assoc.	4.625	%(c)	08/20/24-08/20/27	131	130,714
Government National Mortgage Assoc.	5.375	%(c)	04/20/25-05/20/25	38	39,105
Government National Mortgage Assoc.	5.50%		06/15/36-01/15/39	1,956	2,037,703
Government National Mortgage Assoc.	5.50%		TBA	10,300	10,718,438
Government National Mortgage Assoc.	6.00%		06/15/37-10/15/38	9,640	10,085,570
Government National Mortgage Assoc.	6.00%		TBA	47,000	49,100,336
Government National Mortgage Assoc.	6.50%		12/15/33-10/15/38	46,213	48,542,367
Government National Mortgage Assoc.	9.00%		07/15/30-08/15/30	2	2,467

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $562,950,866)					581,751,926

U.S. TREASURY OBLIGATIONS — 32.6%

U.S. Treasury Bonds	3.50%		02/15/39	144,300	142,587,159
U.S. Treasury Bonds	5.25%		11/15/28	2,300	2,829,000
U.S. Treasury Bonds	5.375%		02/15/31	25,400	32,023,837
U.S. Treasury Bonds	5.50%		08/15/28	4,200	5,300,530
U.S. Treasury Bonds	6.00%		02/15/26	800	1,054,000
U.S. Treasury Bonds	7.125%		02/15/23	2,700	3,796,875
U.S. Treasury Bonds	7.875%		02/15/21	500	725,078
U.S. Treasury Bonds	8.00%		11/15/21	4,000	5,918,752
U.S. Treasury Bonds	8.125%		05/15/21	15,100	22,376,312
U.S. Treasury Bonds	8.50%		02/15/20	2,700	4,031,438
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.75%		01/15/28	1,100	1,061,381
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25	14,697	17,103,320
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.50%		01/15/29	6,600	7,027,212
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%		04/15/28	4,800	7,723,873
U.S. Treasury Strips, IO	7.25%		02/15/22	23,000	14,316,672
U.S. Treasury Strips, IO	7.875%		02/15/21	17,100	11,166,454
U.S. Treasury Strips, IO	8.00%		11/15/21	6,700	4,237,355
U.S. Treasury Strips, IO	8.125%		05/15/21-08/15/21	29,700	19,052,452
U.S. Treasury Strips, PO	6.75%		08/15/26	10,900	5,750,611
U.S. Treasury Strips, PO	7.25%		08/15/22	11,900	7,292,249

TOTAL U.S. TREASURY OBLIGATIONS (cost $307,768,060)					315,374,560

	Shares
PREFERRED STOCK — 0.2%

Business Services — 0.2%
Bank of America Corp., 7.25%, CVT (cost $4,200,000)	4,200	1,782,900

TOTAL LONG-TERM INVESTMENTS (cost $1,600,889,623)		1,452,940,941

SHORT-TERM INVESTMENTS — 1.9%

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 1.5%

Cash Management Bill	0.98%	05/15/09	$460	459,913
U.S. Treasury Bills	0.029%	04/30/09	3,150	3,149,755
U.S. Treasury Bills	0.095%	04/23/09	1,900	1,899,878
U.S. Treasury Bills	0.10%	04/16/09	450	449,973
U.S. Treasury Bills	0.119%	04/09/09	1,130	1,129,933
U.S. Treasury Bills	0.127%	04/16/09	390	389,977
U.S. Treasury Bills	0.13%	04/16/09	600	599,968
U.S. Treasury Bills	0.132%	04/09/09	890	889,981
U.S. Treasury Bills	0.154%	04/02/09	1,150	1,150,000
U.S. Treasury Bills	0.172%	04/02/09	2,830	2,829,985
U.S. Treasury Bills	0.175%	04/02/09	320	319,998
U.S. Treasury Bills	0.178%	05/14/09	340	339,931
U.S. Treasury Bills	0.187%	05/07/09	300	299,958
U.S. Treasury Bills	0.198%	05/07/09	370	369,932
U.S. Treasury Bills	0.80%	06/04/09	570	569,812

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,849,092)				14,848,994

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%

Federal Home Loan Bank (cost $2,000,000)	0.05%	04/01/09	2,000	2,000,000

		Notional Amount (000)
OPTIONS PURCHASED* — 0.2%

Call Options — 0.1%
Currency Option, on EUR vs USD, expiring 05/19/2010 @ FX Rate 1.37	EUR	8,400	655,889
U.S. Treasury Note Futures, expiring 04/17/2009, Strike Price $119.00		28,400	—

			655,889

Put Options — 0.1%
Currency Option, on EUR vs USD, expiring 05/19/2010 @ FX Rate 1.37	EUR	8,400	955,029
U.S. Treasury Note Futures, expiring 04/17/2009, Strike Price $80.00		6,500	—

			955,029

TOTAL OPTIONS PURCHASED* (cost $810,137)			1,610,918

TOTAL SHORT-TERM INVESTMENTS (cost $17,659,229)			18,459,912

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—151.8% (cost $1,618,548,852)			1,471,400,853

	Contracts/ Notional Amounts (000)#
OPTIONS WRITTEN*

Call Options
10 Year U.S. Treasury Note Futures,
expiring 05/22/2009, Strike Price $126.00	9,900	(66,516)
expiring 05/22/2009, Strike Price $128.00	19,600	(45,937)
Equity Option, Citigroup, Inc., expiring 09/19/2009, Strike Price $3.00	144	(93,600)

		(206,053)

Put Options
10 Year U.S. Treasury Note Futures, expiring 05/22/2009, Strike Price $119.00	29,500	(64,531)
Interest Rate Swap Option,
expiring 05/22/2009 @ 2.75%	14,400	(18,761)
expiring 05/22/2009 @ 2.75%	14,900	(19,413)
expiring 05/22/2009 @ 3.10%	30,500	(64,369)
expiring 12/15/2009 @ 2.95%	2,800	(1,433)
expiring 12/15/2009 @ 2.95%	300	(154)

		(168,661)

TOTAL OPTIONS WRITTEN (premiums received $843,018)		(374,714)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (12.0)%

Bank Notes
Metro Goldwyn, Term B1 (original cost $10,000; purchased 03/31/09)(g)(l)	BA-(d)	3.77%	04/08/12	10	(4,517)

U.S. Government Mortgage-Backed Obligations — (12.0)%
Federal National Mortgage Assoc.		4.50%	TBA	30,000	(30,656,250)
Federal National Mortgage Assoc.		5.50%	TBA	14,200	(14,803,500)
Federal National Mortgage Assoc.		5.50%	TBA	67,000	(69,533,404)
Government National Mortgage Assoc.		6.50%	TBA	1,000	(1,049,062)

					(116,042,216)

TOTAL SECURITIES SOLD SHORT (proceeds received $115,273,344)					(116,046,733)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—139.8% (cost $1,502,432,490)					1,354,979,406
Liabilities in excess of other assets(x) — (39.8)%					(386,043,313)

NET ASSETS — 100.0%					$968,936,093

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

FHLMC	Federal Home Loan Mortgage Corporation

FSB	Federal Savings Bank

IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PO	Principal Only Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
USD	United States Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $1,750,000 and $1,750,000, respectively.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities segregated as collateral for futures contracts.
(l)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $186,525,934. The aggregate value of $131,311,923 is approximately 13.6% of net assets.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $1,000 par.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate, credit default swap agreements and reverse repurchase agreement as follows:

Futures contracts open at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
351	90 Day Euro Dollar	Jun 09	$86,543,275	$86,784,750	$241,475
742	90 Day Euro Dollar	Sep 09	182,317,437	183,468,775	1,151,338
1,209	90 Day Euro Dollar	Mar 10	290,740,988	298,320,750	7,579,762
187	90 Day Euro EURIBOR	Jun 10	61,047,617	61,053,201	5,584
135	90 Day Euro EURIBOR	Sep 10	43,976,875	43,979,433	2,558
375	90 Day Sterling	Sep 09	63,617,494	66,309,959	2,692,465
81	90 Day Sterling	Dec 09	13,762,178	14,296,801	534,623
160	90 Day Sterling	Jun 10	27,193,177	28,128,677	935,500
872	90 Day Sterling	Sep 10	152,677,039	152,847,734	170,695
886	90 Day Sterling	Dec 10	154,623,605	154,777,312	153,707
98	5 Year Euro-Bobl	Jun 09	15,116,327	15,177,129	60,802
235	10 Year Euro-Bund	Jun 09	38,556,367	38,849,762	293,395

					13,821,904	(1)

(1)	Cash of $4,666,900 and securities with a market value of $9,372,087 have been segregated to cover requirements for open futures contracts at March 31, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2009:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/09/09	GBP	2,607	$3,615,000	$3,740,810	$125,810
Canadian Dollar,
Expiring 04/27/09	CAD	536	430,764	425,145	(5,619)
Chinese Yuan,
Expiring 05/06/09	CNY	90,741	13,109,098	13,280,428	171,330
Expiring 07/15/09	CNY	110,290	16,187,056	16,153,736	(33,320)
Expiring 09/08/09	CNY	44,263	6,420,000	6,491,404	71,404
Euro,
Expiring 04/14/09	EUR	1,620	2,089,440	2,152,688	63,248
Indian Rupee,
Expiring 04/09/09	INR	618,677	12,323,062	12,180,249	(142,813)
Malaysian Ringgit,
Expiring 04/14/09	MYR	6,351	1,800,000	1,741,268	(58,732)
Expiring 08/12/09	MYR	8,053	2,269,787	2,206,306	(63,481)
Mexican Peso,
Expiring 05/14/09	MXN	100	6,515	7,001	486
Expiring 05/19/09	MXN	414	28,575	28,957	382
Russian Ruble,
Expiring 05/06/09	RUB	335,129	12,397,725	9,754,416	(2,643,309)

			$70,677,022	$68,162,408	$(2,514,614)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	17,650	$7,253,650	$7,490,579	$(236,929)
British Pound,
Expiring 04/09/09	GBP	7,092	10,277,886	10,176,148	101,738
Chinese Yuan,
Expiring 07/15/09	CNY	204,746	29,417,000	29,988,341	(571,341)
Euro,
Expiring 04/14/09	EUR	7,053	9,195,319	9,370,327	(175,008)
Indian Rupee,
Expiring 04/09/09	INR	623,014	12,421,500	12,264,904	156,596
Expiring 07/06/09	INR	3,818	73,259	74,529	(1,270)
Japanese Yen,
Expiring 05/07/09	JPY	401,418	4,126,724	4,057,521	69,203
Expiring 06/04/09	JPY	401,148	4,123,261	4,059,406	63,855
Malaysian Ringgit,
Expiring 04/14/09	MYR	6,351	1,744,942	1,741,268	3,674
Expiring 08/12/09	MYR	8,124	2,216,057	2,225,771	(9,714)
Mexican Peso,
Expiring 05/14/09	MXN	100	6,708	7,001	(293)
Expiring 05/19/09	MXN	414	30,534	28,958	1,576
Expiring 11/27/09	MXN	414	27,776	28,157	(381)
Russian Ruble,
Expiring 05/06/09	RUB	335,129	10,392,188	9,754,416	637,772

			$91,306,804	$91,267,326	$39,478

Interest rate swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	12/17/28		$29,000	5.00%	3 month LIBOR	$(7,506,293)	$(1,224,620)	$(6,281,673)
Bank of America Securities LLC(2)	12/17/23		10,900	5.00%	3 month LIBOR	(2,358,258)	102,743	(2,461,001)
Barclays Capital(1)	12/17/13		192,500	4.00%	3 month LIBOR	15,044,776	(3,155,245)	18,200,021
Barclays Capital(1)	06/17/14		7,900	4.00%	3 month LIBOR	632,927	(14,709)	647,636
Barclays Capital(2)	12/17/23		23,000	5.00%	3 month LIBOR	(4,976,139)	(1,019,254)	(3,956,885)
Barclays Capital(2)	12/17/28		8,400	5.00%	3 month LIBOR	(2,174,237)	—	(2,174,237)
Citigroup(2)	12/17/28		113,700	5.00%	3 month LIBOR	(31,069,751)	(4,801,288)	(26,268,463)
Credit Suisse International, LTD. (2)	06/17/24		10,400	4.00%	3 month LIBOR	(953,090)	(1,233,140)	280,050
Credit Suisse International, LTD.(1)	06/17/14		35,900	3.00%	3 month LIBOR	1,176,781	(393,079)	1,569,860
Deutsche Bank(2)	12/17/28		7,600	5.00%	3 month LIBOR	(1,967,167)	103,514	(2,070,681)
Goldman Sachs(2)	12/17/23		25,600	5.00%	3 month LIBOR	(5,538,659)	(1,302,911)	(4,235,748)
Merrill Lynch & Co.(2)	12/17/23		164,300	5.00%	3 month LIBOR	(35,546,942)	1,291,877	(36,838,819)
Merrill Lynch & Co.(2)	12/17/28		13,700	5.00%	3 month LIBOR	(3,546,076)	(199,052)	(3,347,024)
Morgan Stanley Capital Services, Inc.(1)	12/17/13		197,600	4.00%	3 month LIBOR	17,723,362	(3,268,606)	20,991,968
Royal Bank of Scotland PLC(2)	12/17/28		30,000	5.00%	3 month LIBOR	(7,765,131)	(1,257,589)	(6,507,542)
Royal Bank of Scotland PLC(2)	12/17/23		9,600	5.00%	3 month LIBOR	(2,482,593)	(115,744)	(2,366,849)
Royal Bank of Scotland PLC(2)	06/17/24		6,500	4.00%	3 month LIBOR	(595,681)	(773,270)	177,589
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	14.77%	Brazilian interbank lending rate	73,383	12,530	60,853
Merrill Lynch & Co.(1)	01/02/12	BRL	6,000	14.77%	Brazilian interbank lending rate	200,137	24,637	175,500
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	29,700	12.54%	Brazilian interbank lending rate	449,807	(119,791)	569,598
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	72,800	10.12%	Brazilian interbank lending rate	(1,160,145)	(3,516,332)	2,356,187
UBS AG(1)	01/02/12	BRL	39,600	10.58%	Brazilian interbank lending rate	(348,985)	(204,816)	(144,169)
UBS AG(1)	01/02/12	BRL	13,400	12.54%	Brazilian interbank lending rate	202,943	(50,045)	252,988
Royal Bank of Scotland PLC(1)	12/19/28	CAD	32,100	5.00%	3 month Canadian Bank floating rate	(373,174)	239,589	(612,763)
Barclays Capital(2)	03/18/39	EUR	10,000	5.00%	6 month EURIBOR	(3,253,778)	(731,779)	(2,521,999)
UBS AG(1)	10/15/10	EUR	1,400	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	74,644	190	74,454
Barclays Capital(2)	12/07/42	GBP	2,300	4.34%	6 month LIBOR	(302,666)	—	(302,666)
Barclays Capital(2)	06/15/37	GBP	2,500	4.00%	6 month LIBOR	(65,912)	(9,978)	(55,934)
Deutsche Bank(2)	06/15/37	GBP	9,500	4.25%	6 month LIBOR	(477,852)	(236,006)	(241,846)
Goldman Sachs(1)	03/17/12	GBP	58,000	3.00%	6 month LIBOR	350,758	43,804	306,954
Goldman Sachs(2)	06/15/37	GBP	2,800	4.00%	6 month LIBOR	(73,821)	(16,230)	(57,591)
HSBC Bank USA, N.A.(2)	06/15/37	GBP	10,000	4.25%	6 month LIBOR	(460,934)	(200,865)	(260,069)
Morgan Stanley Capital Services, Inc.(2)	06/15/37	GBP	2,500	4.25%	6 month LIBOR	(125,750)	(65,538)	(60,212)
Royal Bank of Scotland PLC(2)	06/17/18	JPY	350,000	1.50%	6 month LIBOR	(62,313)	(54,939)	(7,374)
UBS AG(2)	06/17/18	JPY	830,000	1.50%	6 month LIBOR	(135,836)	(107,249)	(28,587)
Citigroup(1)	05/14/09	MXN	525,000	7.91%	28 day Mexican interbank rate	(378,455)	—	(378,455)

						$(77,770,120)	$(22,253,191)	$(55,516,929)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated

Credit default swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices - Sell Protection(1)
Bear Stearns International Ltd.	05/25/46	$13,200	0.11%	ABX.HE.AAA.06-2 Index	$(9,107,718)	$(2,885,568)	$(6,222,150)
Credit Suisse International, LTD.	05/25/46	1,200	0.11%	ABX.HE.AAA.06-2 Index	(827,976)	(252,123)	(575,853)
Credit Suisse International, LTD.	08/25/37	11,900	0.09%	ABX.HE.AAA.07-1 Index	(8,895,071)	(4,710,144)	(4,184,927)
Credit Suisse International, LTD.	08/25/37	19,900	0.15%	ABX.HE.AAA.07-1 Index	(19,302,502)	(13,416,517)	(5,885,985)
Citigroup	01/25/38	14,700	0.76%	ABX.HE.AAA.07-2 Index	(10,949,948)	(4,795,997)	(6,153,951)
Citigroup	06/20/12	19,408	0.47%	Dow Jones CDX HY-8 Index	(2,238,402)	—	(2,238,402)
Citigroup	06/20/12	28,200	2.11%	Dow Jones CDX HY-8 Index	(10,944,521)	—	(10,944,521)
Citigroup	06/20/12	10,700	2.14%	Dow Jones CDX HY-8 Index	(4,142,185)	—	(4,142,185)
Citigroup	06/20/12	2,700	2.18%	Dow Jones CDX HY-8 Index	(1,042,841)	—	(1,042,841)
Merill Lynch & Co.	06/20/12	15,400	2.08%	Dow Jones CDX HY-8 Index	(5,984,950)	—	(5,984,950)
Morgan Stanley & Co.	12/20/15	8,140	0.46%	Dow Jones CDX IG5 Index	(3,098,085)	—	(3,098,085)
Morgan Stanley & Co.	12/20/15	19,000	0.46%	Dow Jones CDX IG5 Index	(7,226,802)	—	(7,226,802)

					$(83,761,001)	$(26,060,349)	$(57,700,652)

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at March 31, 2009 (4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues - Sell Protection (1)
Barclays Bank PLC	09/20/13	$2,500	1.75%	Deutsche Bank AG, 4.875%, due 05/20/13	1.952%	$(19,261)	$—	$(19,261)
Merrill Lynch & Co.	02/25/34	1,000	2.25%	Long Beach Mortgage Loan Trust 2004-1, 6.71% , due 02/25/34(6)	61.400%	(600,056)	—	(600,056)

						$(619,317)	$—	$(619,317)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps - Buy Protection (2)
Goldman Sachs	03/20/12	$2,300	0.40%	AutoZone, Inc., 5.875%, due 10/15/12	$45,851	$—	$45,851
Barclays Bank PLC	06/20/12	1,300	0.15%	Baker Hughes, Inc., 6.00%, due 02/15/09	28,337	—	28,337
Barclays Bank PLC	09/20/13	4,700	0.35%	Baxter International, Inc., 6.625%, due 02/15/28	12,131	—	12,131
Barclays Bank PLC	09/20/13	2,500	0.35%	Campbell Soup Co., 4.875%, due 10/01/13	795	—	795
UBS AG	09/20/13	1,800	0.35%	Campbell Soup Co., 4.875%, due 10/01/13	572	—	572
UBS AG	06/20/17	1,100	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	25,864	—	25,864
Barclays Bank PLC	06/20/15	700	0.15%	CitiFinancial, 6.625%, due 06/01/15	170,918	—	170,918
Morgan Stanley & Co.	09/20/11	3,800	0.24%	CVS Corp., 5.75%, due 08/15/11	61,180	—	61,180
Barclays Bank PLC	09/20/11	3,400	0.58%	DaimlerChrysler NA, 5.75%, due 09/08/11	189,956	—	189,956
JPMorgan Chase Bank	12/20/13	8,200	1.45%	Deutsche Bank AG, 4.875%, due 05/20/13	(83,514)	—	(83,514)
Barclays Bank PLC	06/20/13	6,305	5.00%	Dow Jones CDX HY-10 100 Index	1,715,959	118,168	1,597,791
UBS AG	06/20/13	6,305	5.00%	Dow Jones CDX HY-10 100 Index	1,715,958	114,885	1,601,073
Merill Lynch & Co.	12/20/11	2,500	0.00%	Dow Jones CDX HY-7 Index	2,345,939	504,183	1,841,756
Deutsche Bank	06/20/18	9,272	1.50%	Dow Jones CDX IG10 10Y Index	394,264	(141,714)	535,978
Goldman Sachs	06/20/18	43,139	1.50%	Dow Jones CDX IG10 10Y Index	1,834,364	(1,189,147)	3,023,511
Morgan Stanley & Co.	06/20/18	45,774	1.50%	Dow Jones CDX IG10 10Y Index	1,946,419	(1,107,968)	3,054,387
Credit Suisse International, LTD.	06/20/13	8,589	1.55%	Dow Jones CDX IG10 5Y Index	335,816	(15,862)	351,678
Goldman Sachs	06/20/13	4,685	1.55%	Dow Jones CDX IG10 5Y Index	183,121	(43,623)	226,744
Morgan Stanley & Co.	12/20/12	11,400	0.14%	Dow Jones CDX IG5 Index	3,173,994	—	3,173,994
Morgan Stanley & Co.	12/20/12	26,700	0.14%	Dow Jones CDX IG5 Index	7,433,827	—	7,433,827
Barclays Bank PLC	12/20/11	1,000	0.75%	Dow Jones CDX IG7 Index	119,940	902	119,038
Bank of America Securities LLC	06/20/12	139,470	0.35%	Dow Jones CDX IG8 Index	9,713,741	570,622	9,143,119
Barclays Bank PLC	12/20/17	8,686	0.80%	Dow Jones CDX IG9 10Y Index	766,416	99,232	667,184
Goldman Sachs	12/20/17	11,126	0.80%	Dow Jones CDX IG9 10Y Index	981,702	169,304	812,398
Morgan Stanley & Co.	12/20/17	33,086	0.80%	Dow Jones CDX IG9 10Y Index	2,919,270	731,144	2,188,126
Royal Bank of Scotland PLC	12/20/17	3,221	0.80%	Dow Jones CDX IG9 10Y Index	284,177	42,569	241,608
Barclays Bank PLC	06/20/12	1,300	0.09%	Duke Energy, 7.375%, due 03/01/10	18,937	—	18,937
Deutsche Bank	03/20/14	900	1.27%	Embarq Corp., 7.082%, due 06/01/16	(5,931)	63	(5,994)
Deutsche Bank	03/20/14	2,200	1.43%	Embarq Corp., 7.082%, due 06/01/16	(29,952)	—	(29,952)
Morgan Stanley & Co.	03/20/14	800	1.30%	Embarq Corp., 7.082%, due 06/01/16	(6,368)	114	(6,482)
Barclays Bank PLC	09/20/13	2,300	0.50%	General Mills, Inc., 5.70%, due 02/15/17	26,893	—	26,893
Deutsche Bank	09/20/16	2,400	0.51%	Goodrich Corp., 6.29%, due 07/01/16	37,053	—	37,053
Barclays Bank PLC	03/20/12	1,500	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	573,310	—	573,310
Barclays Bank PLC	03/20/11	1,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	556,720	—	556,720
UBS AG	09/20/13	2,500	0.63%	John Deere Capital Corp., 6.00%, due 02/15/09	134,593	—	134,593
Morgan Stanley & Co.	03/20/13	5,000	0.56%	Kroger Co., 5.50%, due 02/01/13	99,437	—	99,437
Bear Stearns International Ltd.	03/20/16	3,100	0.28%	Loews Corp., 5.25%, due 03/15/16	108,777	—	108,777
Barclays Bank PLC	06/20/12	1,300	0.12%	Loews Corp., 8.875%, due 04/15/11	22,043	—	22,043
Goldman Sachs	02/25/34	1,000	2.00%	Long Beach Mortgage Loan Trust 2004-1, 6.71% , due 02/25/34(6)	602,579	—	602,579
Bear Stearns International Ltd.	10/13/46	4,774	1.40%	Mercury CDO, Ltd., 4.19%, due 07/27/48(6)	4,446,907	(56,403)	4,503,310
Goldman Sachs	03/20/12	2,300	0.26%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	157,507	—	157,507
UBS AG	06/20/17	800	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	108,072	—	108,072
Merrill Lynch & Co.	04/15/20	1,800	1.95%	Race Point CLO, 7.01%, due 04/15/20	1,444,364	5,336	1,439,028
Merrill Lynch & Co.	04/15/20	2,500	4.03%	Race Point CLO, 9.61%, due 04/15/20	2,208,229	15,882	2,192,347
Barclays Bank PLC	09/20/13	4,100	0.48%	Raytheon Co., 7.20%, due 08/15/27	22,442	—	22,442
Barclays Bank PLC	12/20/12	3,000	0.35%	Safeway, Inc. 5.80%, 08/15/12	61,887	—	61,887
Citigroup	03/20/12	2,300	0.34%	Safeway, Inc. 5.80%, 08/15/12	36,152	—	36,152
Merrill Lynch & Co.	12/15/19	1,600	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	1,238,428	10,116	1,228,312
Merrill Lynch & Co.	12/15/19	2,500	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19	1,956,981	11,592	1,945,389

Barclays Bank PLC	06/20/12	1,300	0.12%	Schlumberger Limited, 1.50%, due 06/01/23	63,801	—	63,801
Morgan Stanley & Co.	09/20/13	1,600	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	139,498	—	139,498
Citigroup	09/20/13	10,000	0.67%	Sempra Energy, 6.00%, due 02/01/13	218,774	—	218,774
Bank of America Securities LLC	12/20/12	2,200	0.30%	Sherwin-Williams, 7.375%, due 02/01/27	50,613	—	50,613
Barclays Bank PLC	12/20/12	3,000	0.44%	Sherwin-Williams, 7.375%, due 02/01/27	53,930	—	53,930
Morgan Stanley & Co.	06/20/12	5,000	0.11%	Target Corp., 5.875%, 03/01/12	183,954	—	183,954
Morgan Stanley & Co.	12/20/12	2,100	0.33%	TJX Cos., Inc., 7.45%, due 12/15/09	47,976	—	47,976
Bear Stearns International Ltd.	03/20/11	1,000	0.33%	Vornado Realty, 5.60%, due 02/15/11	130,125	—	130,125
Goldman Sachs	12/20/12	5,300	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	133,333	—	133,333
Morgan Stanley & Co.	06/20/17	4,900	0.15%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	280,123	—	280,123
Barclays Bank PLC	09/20/13	500	0.39%	Wyeth, 5.25%, due 03/15/13	4,174	—	4,174
Barclays Bank PLC	03/20/12	1,300	0.21%	XL Cap Europe PLC, 6.50%, due 01/15/12	278,982	—	278,982

					$51,721,340	$(160,605)	$51,881,945

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Variable rate, displayed rate is as of 3/31/09.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Reverse Repurchase Agreement outstanding at March 31, 2009:

Broker	Interest Rate	Trade Date	Value at March 31, 2009	Maturity Date	Cost
JPMorgan Chase	0.190%	3/30/2009	$48,415,000	4/6/2009	$48,415,000
JPMorgan Chase	0.280%	3/13/2009	6,737,500	4/16/2009	6,737,500

			$55,152,500		$55,152,500

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,782,900	$13,821,904
Level 2 - Other Significant Observable Inputs - Long	1,468,141,073	(75,812,929)
Level 2 - Other Significant Observable Inputs - Short	(171,573,947)	—
Level 3 - Significant Unobservable Inputs	1,476,880	11,382,840

Total	$1,299,826,906	$(50,608,185)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/08	$1,633,246	$10,615,230
Accrued discounts/premiums	(14,499)	(654)
Realized gain (loss)	5,889	—
Change in unrealized appreciation (depreciation)	(147,756)	768,364
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$1,476,880	$11,382,940

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value at 3/31/09
Credit contracts	$(6,438,024)
Equity contracts	(93,600)
Foreign exchange contracts	(864,218)
Interest rate contracts	(41,976,139)

Total	$(49,371,981)

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 97.7%
COMMON STOCKS

Aerospace & Defense 1.8%
ITT Corp.	48,300	$1,858,101

Air Freight & Logistics 1.5%
C.H. Robinson Worldwide, Inc.	14,800	675,028
Expeditors International Washington, Inc.	30,900	874,161

		1,549,189

Biotechnology 1.2%
Cephalon, Inc.(a)(b)	11,200	762,720
Vertex Pharmaceuticals, Inc.(a)(b)	17,400	499,902

		1,262,622

Capital Markets 3.4%
Eaton Vance Corp.	74,900	1,711,465
TD Ameritrade Holdings Corp.(a)	133,700	1,846,397

		3,557,862

Chemicals 2.1%
Ecolab, Inc.	63,900	2,219,247

Commercial Services & Supplies 2.2%
Iron Mountain, Inc.(a)(b)	105,800	2,345,586

Communications Equipment 0.5%
Juniper Networks, Inc.(a)(b)	35,400	533,124

Computers & Peripherals 0.7%
NetApp, Inc.(a)(b)	52,698	782,038

Construction & Engineering 0.7%
Fluor Corp.(b)	22,700	784,285

Consumer Finance 0.9%
Alliance Data Systems Corp.(a)(b)	25,600	945,920

Electrical Equipment 3.6%
Ametek, Inc.	60,700	1,898,089
Roper Industries, Inc.(b)	44,000	1,867,800

		3,765,889

Electronic Equipment & Instruments 3.2%
Amphenol Corp. (Class A Stock)(b)	51,700	1,472,933
Anixter International, Inc.(a)(b)	37,600	1,191,168
Avnet, Inc.(a)	40,800	714,408

		3,378,509

Energy Equipment & Services 2.5%
Cameron International Corp.(a)(b)	69,200	1,517,556
Pride International, Inc.(a)	62,500	1,123,750

		2,641,306

Food & Staples Retailing 0.7%
Whole Foods Market, Inc.(b)	41,900	703,920

Food Products 4.2%
ConAgra Foods, Inc.	92,300	1,557,101
Dean Foods Co.(a)	106,000	1,916,480
Ralcorp Holdings, Inc.(a)	17,200	926,736

		4,400,317

Healthcare Equipment & Supplies 2.7%
Beckman Coulter, Inc.	16,500	841,665
C.R. Bard, Inc.	13,100	1,044,332
ResMed, Inc.(a)(b)	26,700	943,578

		2,829,575

Healthcare Providers & Services 9.3%
Community Health Systems, Inc.(a)(b)	72,200	1,107,548
DaVita, Inc.(a)	52,700	2,316,165
Express Scripts, Inc.(a)	16,800	775,656
Henry Schein, Inc.(a)(b)	26,900	1,076,269
Laboratory Corp. of America Holdings(a)(b)	22,000	1,286,780
Patterson Cos., Inc.(a)	60,100	1,133,486
Quest Diagnostics, Inc.(b)	44,600	2,117,608

		9,813,512

Hotels, Restaurants & Leisure 3.5%
Darden Restaurants, Inc.	20,500	702,330
Tim Hortons, Inc.(b)	52,600	1,334,462
Yum! Brands, Inc.	59,700	1,640,556

		3,677,348

Household Products 1.0%
Church & Dwight Co., Inc.	20,100	1,049,823

Independent Power Producers & Energy Traders 0.7%
AES Corp. (The)(a)	129,000	749,490

Insurance 1.6%
White Mountains Insurance Group, Ltd.	3,300	567,303
W.R. Berkley Corp.	47,400	1,068,870

		1,636,173

Internet Software & Services 1.5%
VeriSign, Inc.(a)(b)	84,500	1,594,515

Life Sciences, Tools & Services 3.2%
Charles River Laboratories International, Inc.(a)(b)	56,600	1,540,086
Thermo Fisher Scientific, Inc.(a)	51,900	1,851,273

		3,391,359

Machinery 2.9%
Danaher Corp.	28,500	1,545,270
IDEX Corp.	66,430	1,452,824

		2,998,094

Media 2.9%
Regal Entertainment Group (Class A Stock)	231,000	3,097,710

Metals & Mining 1.4%
Goldcorp, Inc.(b)	45,400	1,512,728

Oil, Gas & Consumable Fuels 8.9%
Denbury Resources, Inc.(a)(b)	56,900	845,534
Newfield Exploration Co.(a)(b)	39,000	885,300
Range Resources Corp.	29,300	1,205,988
Southwestern Energy Co.(a)	130,800	3,883,452
Ultra Petroleum Corp.(a)	28,120	1,009,227
XTO Energy, Inc.	51,675	1,582,289

		9,411,790

Personal Products 0.9%
Avon Products, Inc.	48,100	924,963

Pharmaceuticals 1.5%
Mylan, Inc.(a)(b)	120,600	1,617,246

Professional Services 0.8%
Robert Half International, Inc.(b)	45,500	811,265

Real Estate Investment Trust 3.8%
Annaly Mortgage Management, Inc.(b)	284,700	3,948,789

Semiconductors & Semiconductor Equipment 3.7%
Broadcom Corp. (Class A Stock)(a)(b)	90,450	1,807,191
Marvell Technology Group Ltd.(a)	46,200	423,192
Maxim Integrated Products, Inc.	94,100	1,243,061
Xilinx, Inc.	19,600	375,536

		3,848,980

Software 5.8%
Amdocs Ltd.(a)	86,000	1,592,720
Check Point Software Technologies(a)	96,900	2,152,149
Intuit, Inc.(a)(b)	28,200	761,400
McAfee, Inc.(a)	48,700	1,631,450

		6,137,719

Specialty Retail 3.1%
GameStop Corp.(a)	23,100	647,262
O’Reilly Automotive, Inc.(a)	27,600	966,276
Ross Stores, Inc.	46,200	1,657,656

		3,271,194

Textiles, Apparel & Luxury Goods 1.0%
Phillips-Van Heusen Corp.	44,700	1,013,796

Trading Companies & Distributors 0.5%
Fastenal Co.(b)	16,800	540,204

Wireless Telecommunication Services 7.8%
American Tower Corp. (Class A Stock)(a)	86,400	2,629,152
Crown Castle International Corp.(a)	125,400	2,559,414
NII Holdings, Inc.(a)	202,900	3,043,500

		8,232,066

TOTAL LONG-TERM INVESTMENTS (cost $120,782,979)		102,836,254

SHORT-TERM INVESTMENT 32.4%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund - Taxable Money Market Series (cost $34,106,069; includes $31,958,967 of cash collateral received for securities on loan)(c)(d)	34,106,069	34,106,069

TOTAL INVESTMENTS 130.1% (cost $154,889,048)		136,942,323

LIABILITIES IN EXCESS OF OTHER ASSETS (30.1)%		(31,683,131)

NET ASSETS 100.0%		$105,259,192

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $31,023,484; cash collateral of $31,958,967 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Porfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$136,942,323	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$136,942,323	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS

Aerospace & Defense — 1.0%
AAR Corp.*(a)	33,661	$422,109
Limco-Piedmont, Inc.*	68,323	157,143
Orbital Sciences Corp.*	47,290	562,278
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(a)	28,090	280,057
TransDigm Group, Inc.*(a)	8,120	266,661

		1,688,248

Airlines — 0.8%
AirTran Holdings, Inc.*(a)	302,530	1,376,512

Auto Components — 0.4%
Cooper Tire & Rubber Co.	83,230	336,249
WABCO Holdings, Inc.	29,030	357,360

		693,609

Automobile Manufacturers
Wabash National Corp.	42,653	52,463

Automotive Parts — 0.4%
Advance Auto Parts, Inc.	13,310	546,775
Asbury Automotive Group, Inc.	19,982	86,122

		632,897

Banks — 1.7%
Bridge Capital Holdings*(a)	11,748	52,866
Dime Community Bancshares	21,206	198,912
East West Bancorp, Inc.	46,001	210,225
Hancock Holding Co.	24,766	774,680
Pinnacle Financial Partners, Inc.*(a)	14,595	346,047
Sterling Bancshares, Inc.	25,177	164,658
Trico Bancshares	16,498	276,177
UMB Financial Corp.	18,558	788,529

		2,812,094

Building Materials — 1.0%
Comfort Systems USA, Inc.	96,391	999,574
Universal Forest Products, Inc.	23,993	638,454

		1,638,028

Building Products — 0.7%
Gibraltar Industries, Inc.	98,780	466,242
Patrick Industries, Inc.*	90,900	44,541
Simpson Manufacturing Co., Inc.	38,970	702,239

		1,213,022

Business Services — 0.3%
Resources Connection, Inc.*	33,394	503,582

Capital Markets — 1.8%
Affiliated Managers Group, Inc.*(a)	11,200	467,152
Cohen & Steers, Inc.	33,160	370,066
GAMCO Investment, Inc. (Class A Stock)	32,750	1,069,287
Raymond James Financial, Inc.(a)	51,200	1,008,640
Thomas Weisel Partners Group, Inc.*	20,480	73,318

		2,988,463

Chemicals — 1.4%
Ferro Corp.	31,430	44,945
Fuller (H.B.) Co.	60,262	783,406
KMG Chemicals, Inc.	46,774	236,677
Koppers Holdings, Inc.	12,070	175,256
Minerals Technologies, Inc.	17,596	563,952
PolyOne Corp.*	243,252	561,912

		2,366,148

Clothing & Apparel — 0.3%
Gymboree Corp.*	23,112	493,441

Commercial Banks — 6.1%
Cascade Financial Corp.	123,215	308,037
Central Pacific Financial Corp.	58,490	327,544
City Holding Co.	16,109	439,615
City National Corp.(a)	13,690	462,311
CoBiz Financial, Inc.(a)	139,429	732,002
Cullen/Frost Bankers, Inc.(a)	39,850	1,870,559
First Security Group, Inc.	192,350	648,219
FNB Corp.(a)	47,788	366,534
IBERIABANK Corp.	34,406	1,580,612
PAB Bankshares, Inc.	17,570	65,888
South Financial Group, Inc. (The)(a)	21,960	24,156
SVB Financial Group*(a)	24,880	497,849
Synovus Financial Corp.	171,940	558,805
Tompkins Trustco, Inc.(a)	11,020	473,860
Umpqua Holdings Corp.	93,690	848,831
Webster Financial Corp.	11,210	47,643
Wintrust Financial Corp.	62,260	765,798

		10,018,263

Commercial Services — 0.5%
Interactive Data Corp.	30,188	750,474
On Assignment, Inc.*	47,451	128,592

		879,066

Commercial Services & Supplies — 1.0%
Hillenbrand, Inc.	28,790	460,928
School Specialty, Inc.*(a)	18,065	317,763
Solera Holdings, Inc.*(a)	14,190	351,628
United Stationers, Inc.*	20,780	583,503

		1,713,822

Communication Equipment — 1.9%
Bel Fuse, Inc. (Class B Stock)	15,810	212,486
Black Box Corp.	36,550	862,946
Digi International, Inc.*	66,890	513,046
Plantronics, Inc.	123,685	1,492,878

		3,081,356

Computer Hardware — 0.9%
Electronics for Imaging, Inc.*	98,328	963,614
MTS Systems Corp.	21,925	498,794

		1,462,408

Computer Services & Software — 1.5%
Avid Technology, Inc.*	67,124	613,513
Global Payments, Inc.	9,660	322,741
JDA Software Group, Inc.*	36,464	421,159
Monotype Imaging Holdings, Inc.*	36,668	137,138
Parametric Technology Corp.*	77,958	778,021
Progress Software Corp.*	15,941	276,736

		2,549,308

Computers & Peripherals — 0.2%
Rimage Corp.*	24,760	330,546

Construction — 0.8%
MDC Holdings, Inc.	15,601	485,815
Ryland Group, Inc.(a)	48,853	813,891

		1,299,706

Construction & Engineering — 0.7%
EMCOR Group, Inc.*	43,240	742,431
Perini Corp.*(a)	32,320	397,536

		1,139,967

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	21,794	325,166

Consumer Products & Services — 0.7%
Alberto-Culver Co.	11,410	257,980
Elizabeth Arden, Inc.*	38,251	223,004
Fossil, Inc.*(a)	43,016	675,351

		1,156,335

Containers & Packaging — 0.5%
AptarGroup, Inc.	24,100	750,474

Distribution/Wholesale — 0.7%
Watsco, Inc.(a)	32,946	1,121,152

Diversified Consumer Services — 0.5%
Steiner Leisure Ltd. (Bahamas)*(a)	34,310	837,507

Diversified Financial Services — 1.4%
Boston Private Financial Holdings, Inc.	55,260	193,963
Financial Federal Corp.	81,192	1,719,646
KBW, Inc.*	23,875	485,856

		2,399,465

Electric Utilities — 1.4%
NV Energy, Inc.	199,208	1,870,563
Portland General Electric Co.	23,070	405,801

		2,276,364

Electrical Equipment — 0.7%
GrafTech International Ltd.*	35,280	217,325
Hubbell, Inc. (Class B Stock)	2,430	65,513
Regal-Beloit Corp.(a)	30,010	919,506

		1,202,344

Electronic Components — 0.2%
Empire District Electric Co. (The)	22,301	322,026

Electronics — 0.2%
National Instruments Corp.	14,150	263,898

Energy Equipment & Services — 1.0%
Dril-Quip, Inc.*(a)	28,070	861,749
ION Geophysical Corp.*	97,120	151,507
National Oilwell Varco, Inc.*	17,960	515,632
Superior Well Services, Inc.*	20,260	103,934

		1,632,822

Environmental Services — 0.5%
Waste Connections, Inc.*	32,944	846,661

Exchange Traded Fund — 0.7%
iShares Nasdaq Biotechnology Index Fund(a)	18,400	1,220,840

Financial - Bank & Trust — 4.5%
Bank of Hawaii Corp.(a)	2,630	86,737
Bank of the Ozarks, Inc.(a)	32,413	748,092
Capital City Bank Group, Inc.	6,170	70,708
Community Trust Bancorp, Inc.	1,680	44,940
First Financial Bankshares, Inc.(a)	26,097	1,257,092
FirstMerit Corp.	6,590	119,938
Glacier Bancorp, Inc.(a)	44,929	705,835
NewAlliance Bancshares, Inc.	46,311	543,691
PacWest Bancorp(a)	16,187	231,960
Prosperity Bancshares, Inc.	39,008	1,066,869
Provident Financial Services, Inc.	11,380	123,018
SCBT Financial Corp.	12,318	257,446
Seacoast Banking Corp. of Florida(a)	27,718	83,986
Signature Bank/New York*(a)	45,282	1,278,311
Southcoast Financial Corp.*	14,765	84,160
Sterling Bancorp	16,462	162,974
Summit State Bank	10,981	49,634
SY Bancorp, Inc.	5,890	143,127
Texas Capital Bancshares, Inc.*	16,759	188,706
United Community Banks, Inc.(a)	9,994	41,576
WSFS Financial Corp.	6,575	147,017

		7,435,817

Financial - Brokerage — 0.2%
Compass Diversified Holdings	39,819	355,186
Teton Advisors, Inc.	489	—

		355,186

Financial - Securities/Asset Management
Gladstone Capital Corp.	7,954	49,792

Financial Services — 1.8%
Apollo Investment Corp.	63,180	219,866
Ares Capital Corp.	29,696	143,729
Berkshire Hills Bancorp, Inc.	10,834	248,315
BGC Partners, Inc. (Class A Stock)	39,496	87,286
Brookline Bancorp, Inc.(a)	54,437	517,152
Home BancShares, Inc.	14,671	292,980
Knight Capital Group, Inc. (Class A Stock)*(a)	36,523	538,349
PennantPark Investment Corp.	53,527	200,726
RSC Holdings, Inc.*(a)	123,436	649,273

		2,897,676

Food & Staples Retailing — 1.7%
Casey’s General Stores, Inc.	84,475	2,252,103
Weis Markets, Inc.	20,340	631,354

		2,883,457

Food Products — 2.0%
Del Monte Foods Co.	89,350	651,361
Nash-Finch Co.	7,581	212,950

Ralcorp Holdings, Inc.*	19,270	1,038,268
Sensient Technologies Corp.	45,242	1,063,187
Smithfield Foods, Inc.*(a)	31,650	299,409

		3,265,175

Foods — 0.5%
Flowers Foods, Inc.	16,720	392,586
Lance, Inc.	18,510	385,378

		777,964

Gas Utilities — 0.9%
New Jersey Resources Corp.	14,470	491,691
Northwest Natural Gas Co.	24,000	1,042,080

		1,533,771

Healthcare Equipment & Supplies — 0.2%
National Dentex Corp.*	71,940	279,847

Healthcare Products — 0.5%
American Medical Systems Holdings, Inc.*(a)	65,345	728,597
Kinetic Concepts, Inc.*(a)	8,470	178,886

		907,483

Healthcare Providers & Services — 2.1%
Cross Country Healthcare, Inc.*	77,380	506,839
Healthways, Inc.*	15,969	140,048
LifePoint Hospitals, Inc.*(a)	47,310	986,887
Lincare Holdings, Inc.*(a)	25,230	550,014
RehabCare Group, Inc.*	72,390	1,262,481

		3,446,269

Healthcare Services — 0.4%
Amedisys, Inc.*(a)	17,660	485,473
Hill-Rom Holdings, Inc.(a)	17,472	172,798

		658,271

Healthcare Technology
MedQuist, Inc.	23,170	59,084

Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc.	17,430	263,193
Choice Hotels International, Inc.	18,772	484,693

		747,886

Household Durables — 1.0%
Ethan Allen Interiors, Inc.(a)	9,220	103,817
Snap-on, Inc.	26,210	657,871
Tupperware Brands Corp.	47,730	810,933

		1,572,621

Household Products — 0.4%
Central Garden & Pet Co. (Class A Stock)*	93,320	701,766

Information Technology Services — 0.8%
Perot Systems Corp. (Class A Stock)*	98,880	1,273,574

Insurance — 8.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	50,260	1,911,388
Ambac Financial Group, Inc.	79,110	61,706
American Equity Investment Life Holding Co.	140,507	584,509
Arch Capital Group Ltd. (Bermuda)*	9,780	526,751
Aspen Insurance Holdings Ltd. (Bermuda)	47,359	1,063,683
Assured Guaranty Ltd. (Bermuda)	13,970	94,577
CNA Surety Corp.*(a)	64,542	1,190,155
Donegal Group, Inc.	23,082	354,770
EMC Insurance Group, Inc.	30,010	632,311
Max Capital Group Ltd. (Bermuda)	81,242	1,400,612
Meadowbrook Insurance Group, Inc.	378,749	2,310,369
Navigators Group, Inc.*	7,517	354,652
ProAssurance Corp.*	23,305	1,086,479
RLI Corp.	14,996	752,799
Tower Group, Inc.	27,800	684,714
W.R. Berkely Corp.	2,560	57,728
Willis Group Holdings Ltd. (United Kingdom)	30,640	674,080
Zenith National Insurance Corp.	30,710	740,418

		14,481,701

Internet Services — 0.5%
Ariba, Inc.*(a)	47,919	418,333
F5 Networks, Inc.*(a)	16,640	348,608

		766,941

Iron/Steel — 0.2%
Olympic Steel, Inc.(a)	26,460	401,398

Leisure Equipment & Products — 0.2%
Callaway Golf Co.	48,775	350,205

Life Science Tools & Services — 0.1%
Enzo Biochem, Inc.*	49,470	198,869

Machinery — 2.5%
Albany International Corp. (Class A Stock)	52,320	473,496
IDEX Corp.(a)	23,400	511,758
Kaydon Corp.	29,390	803,229
Kennametal, Inc.	49,940	809,527
RBC Bearings, Inc.*	46,110	704,561
Wabtec Corp.	32,210	849,700

		4,152,271

Machinery & Equipment — 1.4%
Actuant Corp. (Class A Stock)	64,391	665,159
Applied Industrial Technologies, Inc.	57,686	973,163
Franklin Electric Co., Inc.	11,393	252,127
Tennant Co.	38,256	358,459

		2,248,908

Marine — 0.6%
Kirby Corp.*	34,360	915,350

Medical Supplies & Equipment — 1.4%
Cardiac Science Corp.*	103,462	311,421
Edwards Lifesciences Corp.*	10,574	641,102
Orthofix International NV (Netherlands)*(a)	24,528	454,258
PSS World Medical, Inc.*	27,972	401,398
Symmetry Medical, Inc.*	88,140	556,163

		2,364,342

Metals & Mining — 2.9%
Carpenter Technology Corp.	20,430	288,472
Cliffs Natural Resources, Inc.	9,220	167,435
Commercial Metals Co.	31,780	367,059
Haynes International, Inc.*	41,020	730,977
Horsehead Holding Corp.*	48,290	265,595

Kaiser Aluminum Corp.	58,259	1,346,948
Mueller Industries, Inc.	65,115	1,412,344
Schnitzer Steel Industries, Inc. (Class A Stock)	5,710	179,237

		4,758,067

Oil, Gas & Consumable Fuels — 2.2%
Cabot Oil & Gas Corp.(a)	33,210	782,760
Core Laboratories NV (Netherlands)(a)	8,889	650,319
Denbury Resources, Inc.*(a)	42,050	624,863
Goodrich Petroleum Corp.*(a)	10,080	195,149
Southwest Gas Corp.	25,807	543,753
St. Mary Land & Exploration Co.	10,560	139,709
XTO Energy, Inc.	23,735	726,766

		3,663,319

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	65,170	145,329

Pharmaceuticals — 0.2%
Medarex, Inc.*	74,612	382,760

Professional Services — 0.9%
Korn/Ferry International*	19,010	172,230
TrueBlue, Inc.*	69,140	570,405
Watson Wyatt Worldwide, Inc. (Class A Stock)	15,510	765,729

		1,508,364

Real Estate Investment Trusts — 6.9%
Acadia Realty Trust(a)	46,570	494,108
American Campus Communities, Inc.(a)	61,329	1,064,671
BioMed Realty Trust, Inc.	132,969	900,200
Cogdell Spencer, Inc.	70,595	360,035
Corporate Office Properties Trust	7,230	179,521
Cousins Properties, Inc.(a)	46,060	296,626
Digital Realty Trust, Inc.(a)	38,723	1,284,829
EastGroup Properties, Inc.	6,900	193,683
Essex Property Trust, Inc.	2,570	147,364
LaSalle Hotel Properties	106,260	620,558
MFA Mortgage Investments, Inc.	230,166	1,353,376
Mid-America Apartment Communities, Inc.(a)	32,260	994,576
National Retail Properties, Inc.(a)	79,161	1,253,910
Omega Healthcare Investors, Inc.	75,442	1,062,223
Parkway Properties, Inc.	56,277	579,653
Saul Centers, Inc.	7,150	164,236
Senior Housing Properties Trust(a)	16,380	229,648
Washington Real Estate Investment Trust(a)	9,050	156,565

		11,335,782

Real Estate Management & Development — 0.5%
CB Richard Ellis Group, Inc. (Class A Stock)*	66,760	269,043
Jones Lang LaSalle, Inc.	24,610	572,428

		841,471

Restaurants — 0.9%
California Pizza Kitchen, Inc.*(a)	56,412	737,869
CEC Entertainment, Inc.*(a)	12,471	322,749
Papa John’s International, Inc.*(a)	20,472	468,195

		1,528,813

Retail & Merchandising — 1.8%
Aaron Rents, Inc.	53,449	1,424,950
Big Lots, Inc.*	24,357	506,139
Children’s Place Retail Stores, Inc. (The)*	24,790	542,653
Finish Line, Inc. (The) (Class A Stock)	22,330	147,825
Urban Outfitters, Inc.*(a)	21,060	344,752

		2,966,319

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.(a)	35,850	864,344

Semiconductors & Semiconductor Equipment — 4.7%
Atmel Corp.*(a)	112,866	409,703
ATMI, Inc.*	16,000	246,880
Emulex Corp.*	68,960	346,869
Entegris, Inc.*	236,680	203,545
Exar Corp.*(a)	194,090	1,211,122
Fairchild Semiconductor International, Inc.*	122,930	458,529
FormFactor, Inc.*(a)	20,906	376,726
MKS Instruments, Inc.*	31,650	464,305
Omnivision Technologies, Inc.*	85,360	573,619
ON Semiconductor Corp.*	290,713	1,133,781
Semtech Corp.*	46,129	615,822
Varian Semiconductor Equipment Associates, Inc.*(a)	41,930	908,204
Verigy Ltd. (Singapore)*	109,040	899,580

		7,848,685

Software — 3.2%
Citrix Systems, Inc.*	54,150	1,225,956
EPIQ Systems, Inc.*	51,240	923,857
Lawson Software, Inc.*(a)	481,713	2,047,280
McAfee, Inc.*(a)	34,410	1,152,735

		5,349,828

Specialty Retail — 1.7%
Aeropostale, Inc.*	18,767	498,451
Buckle, Inc. (The)	11,005	351,390
Cato Corp. (The) (Class A Stock)	73,600	1,345,408
Penske Auto Group, Inc.(a)	30,580	285,311
Williams-Sonoma, Inc.(a)	30,370	306,130

		2,786,690

Telecommunications — 1.2%
ADC Telecommunications, Inc.*(a)	80,365	352,802
Anixter International, Inc.*	16,559	524,589
Polycom, Inc.*(a)	28,701	441,708
Premiere Global Services, Inc.*	35,586	313,869
Tekelec*	28,377	375,428

		2,008,396

Textiles — 0.4%
G & K Services, Inc. (Class A Stock)	33,171	627,264

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.*	20,380	383,348
Movado Group, Inc.	24,980	188,349
Timberland Co. (Class A Stock)*(a)	72,390	864,337

		1,436,034

Thrifts & Mortgage Finance — 0.3%
Westfield Financial, Inc.	62,350	548,680

Transportation — 0.6%
Aegean Marine Petroleum Network, Inc. (Greece)	34,226	573,286
Heartland Express, Inc.	24,331	360,342

		933,628

Utilities — 3.3%
Cleco Corp.	47,220	1,024,202
CMS Energy Corp.(a)	71,500	846,560
El Paso Electric Co.*	118,233	1,665,903
MGE Energy, Inc.	24,706	775,027
UniSource Energy Corp.	9,868	278,179
Westar Energy, Inc.	45,104	790,673

		5,380,544

TOTAL LONG-TERM INVESTMENTS (cost $234,321,908)		162,927,944

SHORT-TERM INVESTMENT — 21.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $36,267,069; includes $34,244,572 of cash collateral received for securities on loan)(b)(d)	36,267,069	36,267,069

TOTAL INVESTMENTS — 120.4% (cost $270,588,977)		199,195,013
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.4)%		(33,788,576)

NET ASSETS — 100.0%		$165,406,437

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $32,983,182; cash collateral of $34,244,572 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$199,195,013	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$199,195,013	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments. As of March 31, 2009, the Portfolio held one Level 3 security with a fair value of $0.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO.

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace & Defense — 0.2%
Lockheed Martin Corp.	800	$55,224

Beverages — 1.9%
PepsiCo, Inc.	11,725	603,603

Biotechnology — 9.6%
Celgene Corp.*	26,825	1,191,030
Gilead Sciences, Inc.*	38,175	1,768,266

		2,959,296

Cable Television — 0.3%
Time Warner Cable, Inc.	3,766	93,397

Capital Markets — 2.7%
Charles Schwab Corp. (The)	53,700	832,350

Chemicals — 4.5%
Monsanto Co.	16,750	1,391,925

Communication Equipment — 11.5%
Cisco Systems, Inc.*	41,750	700,148
QUALCOMM, Inc.	51,350	1,998,028
Research In Motion Ltd. (Canada)*	20,100	865,707

		3,563,883

Computers & Peripherals — 8.3%
Apple, Inc.*	17,237	1,811,953
Hewlett-Packard Co.	23,225	744,594

		2,556,547

Construction & Engineering — 0.5%
Jacobs Engineering Group, Inc.*	4,250	164,305

Diversified Consumer Services — 3.3%
Visa, Inc. (Class A Stock)	18,300	1,017,480

Diversified Financial Services — 1.2%
JPMorgan Chase & Co.	14,100	374,778

Diversified Financials — 1.2%
CME Group, Inc.	1,520	374,513

Electronic Components & Equipment — 1.2%
Emerson Electric Co.	12,800	365,824

Energy Equipment & Services — 1.5%
Schlumberger Ltd. (Netherlands)	11,300	459,006

Financial—Bank & Trust — 0.6%
Blackstone Group LP (The)	25,148	182,323

Financial Services — 3.1%
MasterCard, Inc. (Class A Stock)	5,800	971,384

Financials — 3.4%
Goldman Sachs Group, Inc. (The)	10,000	1,060,200

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	6,750	312,660

Healthcare Equipment & Supplies — 3.9%
Baxter International, Inc.	23,900	1,224,158

Healthcare Providers & Services — 3.5%
Medco Health Solutions, Inc.*	25,900	1,070,706

Household Products — 3.3%
Colgate-Palmolive Co.	17,100	1,008,558

Internet & Catalog Retail — 4.1%
Amazon.com, Inc.*	17,300	1,270,512

Internet Software & Services — 6.5%
Google, Inc. (Class A Stock)*	5,820	2,025,709

Media — 0.7%
Walt Disney Co. (The)	12,450	226,092

Multi-Line Retail — 1.2%
Kohl’s Corp.*	8,700	368,184

Oil, Gas and Consumable Fuels — 6.2%
Occidental Petroleum Corp.	16,300	907,095
XTO Energy, Inc.	32,700	1,001,274

		1,908,369

Pharmaceuticals — 7.3%
Alcon, Inc. (Switzerland)	8,900	809,099
Teva Pharmaceutical Industries Ltd., ADR (Israel)	32,400	1,459,620

		2,268,719

Restaurants — 1.1%
McDonald’s Corp.	6,500	354,705

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	18,900	284,445

Software — 2.3%
Adobe Systems, Inc.*	32,700	699,453

TOTAL LONG-TERM INVESTMENTS (cost $31,063,646)		30,048,308

SHORT-TERM INVESTMENT — 5.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $1,695,027)(w)	1,695,027	1,695,027

TOTAL INVESTMENTS — 102.5% (cost $32,758,673)		31,743,335
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(770,269)

NET ASSETS — 100.0%		$30,973,066

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$31,743,335	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$31,743,335	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 97.6%
COMMON STOCKS 97.6%
Aerospace/Defense 2.6%
Boeing Co.	161,236	$5,736,777
General Dynamics Corp.	92,000	3,826,280
Goodrich Corp.	25,000	947,250
Honeywell International, Inc.	160,750	4,478,495
L-3 Communications Holdings, Inc.	26,000	1,762,800
Lockheed Martin Corp.	74,098	5,114,985
Northrop Grumman Corp.	73,126	3,191,219
Precision Castparts Corp.	30,800	1,844,920
Raytheon Co.	97,118	3,781,775
Rockwell Collins, Inc.(b)	33,300	1,086,912
United Technologies Corp.	209,100	8,987,117

		40,758,530

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	38,200	1,742,302
Expeditors International Washington, Inc.	48,200	1,363,578
FedEx Corp.	69,640	3,098,284
United Parcel Service, Inc. (Class B Stock)(b)	219,600	10,808,712

		17,012,876

Airlines 0.1%
Southwest Airlines Co.	164,137	1,038,987

Auto Components 0.1%
Goodyear Tire & Rubber Co. (The)(a)	37,200	232,872
Johnson Controls, Inc.(b)	131,100	1,573,200

		1,806,072

Automobiles 0.1%
Ford Motor Co.(a)(b)	469,959	1,235,992
General Motors Corp.(b)	92,100	178,674
Harley-Davidson, Inc.(b)	52,600	704,314

		2,118,980

Beverages 2.7%
Brown-Forman Corp. (Class B Stock)	21,500	834,845
Coca-Cola Co. (The)(b)	440,500	19,359,975
Coca-Cola Enterprises, Inc.	74,800	986,612
Constellation Brands, Inc. (Class A Stock)(a)	43,200	514,080
DR Pepper Snapple Group, Inc.(a)	57,400	970,634
Molson Coors Brewing Co. (Class B Stock)	34,100	1,168,948
Pepsi Bottling Group, Inc.	28,600	633,204
PepsiCo, Inc.	343,140	17,664,847

		42,133,145

Biotechnology 2.1%
Amgen, Inc.(a)	235,964	11,684,937
Biogen Idec, Inc.(a)	67,725	3,550,145
Celgene Corp.(a)	99,000	4,395,600
Cephalon, Inc.(b)	15,400	1,048,740
Genzyme Corp.(a)	58,700	3,486,193
Gilead Sciences, Inc.(a)(b)	202,000	9,356,640

		33,522,255

Building Products
Masco Corp.	81,300	567,474

Capital Markets 2.5%
Ameriprise Financial, Inc.	58,200	1,192,518
Bank of New York Mellon Corp. (The)	258,089	7,291,014
Charles Schwab Corp. (The)	210,200	3,258,100
E*Trade Financial Corp.(a)(b)	72,800	93,184
Federated Investors, Inc. (Class B Stock)	22,600	503,076
Franklin Resources, Inc.	35,000	1,885,450
Goldman Sachs Group, Inc. (The)	100,700	10,676,214
Invesco Ltd.	80,400	1,114,344
Janus Capital Group, Inc.	39,000	259,350
Legg Mason, Inc.	32,600	518,340
Morgan Stanley (b)	238,710	5,435,427
Northern Trust Corp.	49,000	2,931,180
State Street Corp.(b)	96,100	2,957,958
T. Rowe Price Group, Inc.(b)	60,600	1,748,916

		39,865,071

Chemicals 1.9%
Air Products & Chemicals, Inc.	44,600	2,508,750
CF Industries Holding, Inc.	10,000	711,300
Dow Chemical Co. (The)	212,861	1,794,418
E.I. du Pont de Nemours & Co.	200,191	4,470,265
Eastman Chemical Co.	15,800	423,440
Ecolab, Inc.	35,300	1,225,969
International Flavors & Fragrances, Inc.	16,100	490,406
Monsanto Co.	120,596	10,021,528
PPG Industries, Inc.	35,800	1,321,020
Praxair, Inc.	68,100	4,582,449
Rohm & Haas Co.	25,600	2,018,304
Sigma-Aldrich Corp.	27,600	1,043,004

		30,610,853

Commercial Banks 1.9%
BB&T Corp.(b)	128,300	2,170,836
Comerica, Inc.	36,450	667,400
Fifth Third Bancorp	132,849	387,919
First Horizon National Corp.	47,719	512,502
Huntington Bancshares, Inc.(b)	114,775	190,527
KeyCorp.(b)	109,000	857,830
M&T Bank Corp.(b)	17,600	796,224

Marshall & Ilsley Corp.	58,698	330,470
PNC Financial Services Group, Inc.(b)	97,393	2,852,641
Regions Financial Corp.	172,212	733,623
SunTrust Banks, Inc.	81,900	961,506
US Bancorp	399,481	5,836,417
Wells Fargo & Co.(b)	946,086	13,472,264
Zions Bancorporation (b)	30,300	297,849

		30,068,008

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	25,400	567,436
Cintas Corp.(b)	28,500	704,520
Iron Mountain, Inc.(a)(b)	35,600	789,252
Pitney Bowes, Inc.	47,900	1,118,465
R.R. Donnelley & Sons Co.	54,200	397,286
Republic Services, Inc.	65,410	1,121,782
Stericycle, Inc.(a)	19,300	921,189
Waste Management, Inc.	109,730	2,809,088

		8,429,018

Communications Equipment 2.9%
Ciena Corp.(a)	10,657	82,911
Cisco Systems, Inc.(a)	1,302,500	21,842,925
Corning, Inc.	342,100	4,539,667
Harris Corp.	30,400	879,776
JDS Uniphase Corp.(a)	45,587	148,158
Juniper Networks, Inc.(a)(b)	113,800	1,713,828
Motorola, Inc.	492,795	2,084,523
QUALCOMM, Inc.	363,600	14,147,676
Tellabs, Inc.(a)	88,000	403,040

		45,842,504

Computers & Peripherals 5.1%
Apple, Inc.(a)	198,000	20,813,760
Dell, Inc.(a)	394,900	3,743,652
EMC Corp.(a)(b)	454,974	5,186,704
Hewlett-Packard Co.	543,016	17,409,093
International Business Machines Corp.	297,400	28,815,086
Lexmark International, Inc. (Class A Stock)(a)	23,614	398,368
NetApp, Inc.(a)(b)	72,000	1,068,480
QLogic Corp.(a)	36,100	401,432
SanDisk Corp.(a)(b)	47,800	604,670
Sun Microsystems, Inc.(a)	168,050	1,230,126
Teradata Corp.(a)(b)	40,700	660,154

		80,331,525

Construction & Engineering 0.2%
Fluor Corp.(b)	41,400	1,430,370
Jacobs Engineering Group, Inc.(a)(b)	28,500	1,101,810

		2,532,180

Construction Materials 0.1%
Vulcan Materials Co.(b)	21,900	969,951

Consumer Finance 0.4%
American Express Co.	254,200	3,464,745
Capital One Financial Corp.	88,569	1,084,085
Discover Financial Services	120,505	760,387
SLM Corp.(a)(b)	99,000	490,050

		5,799,267

Containers & Packaging 0.2%
Ball Corp.	20,400	885,360
Bemis Co., Inc.	21,300	446,661
Owens-Illinois, Inc.(a)	37,100	535,724
Pactiv Corp.(a)	29,300	427,487
Sealed Air Corp.	39,820	549,516

		2,844,748

Distributors 0.1%
Genuine Parts Co.	37,325	1,114,525

Diversified Consumer Services 0.2%
Apollo Group, Inc. (Class A Stock)(a)(b)	25,700	2,013,081
H&R Block, Inc.	79,500	1,446,105

		3,459,186

Diversified Financial Services 2.7%
Bank of America Corp.	1,432,332	9,768,504
CIT Group, Inc.	77,300	220,305
Citigroup, Inc.(b)	1,237,476	3,130,814
CME Group, Inc.(b)	14,370	3,540,624
IntercontinentalExchange, Inc.(a)	14,500	1,079,815
JPMorgan Chase & Co.	830,445	22,073,229
Leucadia National Corp.(b)	38,900	579,221
Moody’s Corp.(b)	42,120	965,390
NASDAQ OMX Group, Inc. (The)(a)(b)	25,700	503,206
NYSE Euronext	56,700	1,014,930

		42,876,038

Diversified Telecommunication Services 3.6%
AT&T, Inc.	1,299,911	32,757,756
CenturyTel, Inc.(b)	22,200	624,264
Embarq Corp.	35,176	1,331,412
Frontier Communications Corp.	84,200	604,556
Qwest Communications International, Inc.(b)	322,047	1,101,401
Verizon Communications, Inc.(b)	633,338	19,126,808
Windstream Corp.	99,665	803,300

		56,349,497

Electric Utilities 2.4%
Allegheny Energy, Inc.	34,000	787,780
American Electric Power Co., Inc.	90,440	2,284,514
Duke Energy Corp.	282,782	4,049,438

Edison International	73,900	2,129,059
Entergy Corp.	41,600	2,832,544
Exelon Corp.	147,050	6,674,599
FirstEnergy Corp.	66,536	2,568,290
FPL Group, Inc.(b)	89,200	4,525,116
Northeast Utilities	32,100	693,039
Pepco Holdings, Inc.	47,400	591,552
Pinnacle West Capital Corp.(b)	20,900	555,104
PPL Corp.	83,200	2,388,672
Progress Energy, Inc.	58,414	2,118,092
Southern Co.	170,300	5,214,586

		37,412,385

Electrical Equipment 0.4%
Cooper Industries Ltd. (Class A Stock)	40,500	1,047,330
Emerson Electric Co.	168,500	4,815,730
Rockwell Automation, Inc.	32,500	709,800

		6,572,860

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.(a)	73,982	1,137,104
Amphenol Corp. (Class A Stock)(b)	34,700	988,603
FLIR Systems Inc.(a)	25,900	530,432
Jabil Circuit, Inc.	44,000	244,640
Molex, Inc.	26,600	365,484
Tyco Electronics Ltd.	102,160	1,127,846

		4,394,109

Energy Equipment & Services 1.5%
Baker Hughes, Inc.(b)	65,530	1,870,882
BJ Services Co.	67,500	671,625
Cameron International Corp.(a)	49,500	1,085,535
Diamond Offshore Drilling, Inc.(b)	16,300	1,024,618
ENSCO International, Inc.	32,200	850,080
Halliburton Co.	195,400	3,022,838
Nabors Industries Ltd.(a)	54,000	539,460
National-Oilwell Varco, Inc.(a)	89,200	2,560,932
Rowan Cos., Inc.(b)	24,100	288,477
Schlumberger Ltd.	263,900	10,719,618
Smith International, Inc.	43,200	927,936

		23,562,001

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	93,432	4,327,770
CVS Caremark Corp.	316,238	8,693,383
Kroger Co.	145,900	3,095,998
Safeway, Inc.	103,900	2,097,741
SUPERVALU, Inc.	50,508	721,254
Sysco Corp.	133,000	3,032,400
Walgreen Co.	217,300	5,641,108
Wal-Mart Stores, Inc.	492,500	25,659,250
Whole Foods Market, Inc.(b)	28,300	475,440

		53,744,344

Food Products 1.8%
Archer-Daniels-Midland Co.	148,338	4,120,830
Campbell Soup Co.	45,300	1,239,408
ConAgra Food, Inc.	112,000	1,889,440
Dean Foods Co.(a)	31,800	574,944
General Mills, Inc.	76,900	3,835,772
H.J. Heinz Co.	68,150	2,253,039
Hershey Co. (The)	37,700	1,310,075
Hormel Foods Corp.	15,500	491,505
J.M. Smucker Co. (The)	25,700	957,839
Kellogg Co.	55,200	2,021,976
Kraft Foods, Inc. (Class A Stock)	324,611	7,235,579
McCormick & Co., Inc.	27,600	816,132
Sara Lee Corp.	168,000	1,357,440
Tyson Foods, Inc. (Class A Stock)(b)	66,600	625,374

		28,729,353

Gas Utilities 0.1%
EQT Corp.	24,100	755,053
Nicor, Inc.	10,200	338,946
Questar Corp.	39,800	1,171,314

		2,265,313

Healthcare Equipment & Supplies 2.3%
Baxter International, Inc.	137,400	7,037,628
Becton Dickinson & Co.	56,000	3,765,440
Boston Scientific Corp.(a)	333,999	2,655,292
C.R. Bard, Inc.	22,200	1,769,784
Covidien Ltd.	113,960	3,788,030
Densply International, Inc.	33,600	902,160
Hospira, Inc.(a)	37,220	1,148,609
Intuitive Surgical, Inc.(a)(b)	7,800	743,808
Medtronic, Inc.	252,900	7,452,964
St. Jude Medical, Inc.(a)(b)	75,700	2,750,181
Stryker Corp.(b)	54,600	1,858,584
Varian Medical Systems, Inc.(a)(b)	28,100	855,364
Zimmer Holdings, Inc.(a)	47,186	1,722,289

		36,450,133

Healthcare Providers & Services 2.1%
Aetna, Inc.	104,048	2,531,488
AmerisourceBergen Corp.	33,300	1,087,578
Cardinal Health, Inc.	80,175	2,523,909
CIGNA Corp.	65,600	1,153,904
Coventry Health Care, Inc.(a)	35,650	461,311
DaVita, Inc.(a)	23,600	1,037,220
Express Scripts, Inc.(a)	58,400	2,696,328
Humana, Inc.(a)	40,800	1,064,064
Laboratory Corp. of America Holdings(a)(b)	22,300	1,304,327
McKesson Corp.	60,307	2,113,157
Medco Health Solutions, Inc.(a)	110,392	4,563,605
Patterson Cos., Inc.(a)	19,100	360,226

Quest Diagnostics, Inc.	37,300	1,771,004
Tenet Healthcare Corp.(a)	90,000	104,400
UnitedHealth Group, Inc.	268,100	5,611,333
WellPoint, Inc.(a)	113,100	4,294,407

		32,678,261

Healthcare Technology
IMS Health, Inc.	36,820	459,145

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(b)	96,100	2,075,760
Darden Restaurants, Inc.(b)	30,850	1,056,921
International Game Technology	65,000	599,300
Marriott International, Inc. (Class A Stock)	59,600	975,056
McDonald’s Corp.	246,000	13,424,220
Starbucks Corp.(a)(b)	153,100	1,700,941
Starwood Hotels & Resorts Worldwide, Inc.	43,000	546,100
Wyndham Worldwide Corp.	44,763	188,005
Wynn Resorts Ltd. (a)(b)	9,900	197,703
Yum! Brands, Inc.	103,100	2,833,188

		23,597,194

Household Durables 0.3%
Black & Decker Corp.	11,400	359,784
Centex Corp.	24,600	184,500
D.R. Horton, Inc.(b)	55,200	535,440
Fortune Brands, Inc.	33,800	829,790
Harman International Industries, Inc.	14,100	190,773
KB Home	17,232	227,118
Leggett & Platt, Inc.	44,300	575,457
Lennar Corp. (Class A Stock)(b)	29,000	217,790
Newell Rubbermaid, Inc.	64,649	412,461
Pulte Homes, Inc.(b)	35,700	390,201
Snap-On, Inc.	12,700	318,770
Stanley Works (The)(b)	19,100	556,192
Whirlpool Corp.(b)	17,507	518,032

		5,316,308

Household Products 2.8%
Clorox Co.(b)	31,300	1,611,324
Colgate-Palmolive Co.	113,400	6,688,332
Kimberly-Clark Corp.	90,988	4,195,457
Procter & Gamble Co.	656,081	30,894,854

		43,389,967

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)(a)	159,700	927,857
Constellation Energy Group, Inc.	43,950	908,007
Dynegy, Inc. (Class A Stock)(a)	92,800	130,848

		1,966,712

Industrial Conglomerates 2.0%
3M Co.(b)	153,000	7,607,160
General Electric Co.	2,343,000	23,687,730
Textron, Inc.	45,800	262,892

		31,557,782

Insurance 2.0%
AFLAC, Inc.	105,700	2,046,352
Allstate Corp.	123,488	2,364,795
American International Group, Inc.(b)	536,587	536,587
Aon Corp.	60,525	2,470,631
Assurant, Inc.	24,500	533,610
Chubb Corp.	80,600	3,410,992
Cincinnati Financial Corp.	40,428	924,588
Genworth Financial, Inc. (Class A Stock)	112,300	213,370
Hartford Financial Services Group, Inc.	72,000	565,200
Lincoln National Corp.	62,963	421,222
Loews Corp.	79,426	1,755,315
Marsh & McLennan Cos., Inc.	114,700	2,322,675
MBIA, Inc.(a)(b)	36,550	167,399
MetLife, Inc.(b)	176,700	4,023,459
Principal Financial Group, Inc.(b)	61,300	501,434
Progressive Corp.(b)	148,100	1,990,464
Torchmark Corp.	21,900	574,437
Travelers Co., Inc. (The)	131,398	5,340,015
Unum Group	86,456	1,080,700
XL Capital Ltd. (Class A Stock)	74,300	405,678

		31,648,923

Internet & Catalog Retail 0.4%
Amazon.com, Inc.(a)	69,300	5,089,392
Expedia, Inc.(a)	44,900	407,692

		5,497,084

Internet Software & Services 1.7%
Akamai Technologies, Inc.(a)(b)	36,100	700,340
eBay, Inc.(a)	234,900	2,950,344
Google, Inc. (Class A Stock)(a)	53,150	18,499,389
VeriSign, Inc.(a)(b)	44,500	839,715
Yahoo!, Inc.(a)	300,600	3,850,686

		26,840,474

IT Services 1.1%
Affiliated Computer Services, Inc. (Class A Stock)(a)	22,500	1,077,525
Automatic Data Processing, Inc.(b)	112,900	3,969,564
Cognizant Technology Solutions Corp. (Class A Stock)(a)	58,600	1,218,294
Computer Sciences Corp.(a)(b)	33,600	1,237,824
Convergys Corp.(a)	32,200	260,176
Fidelity National Information Services, Inc.	41,900	762,580
Fiserv, Inc.(a)	34,700	1,265,162
Mastercard, Inc. (Class A Stock)(b)	17,000	2,847,160
Paychex, Inc.(b)	71,250	1,828,988
Total System Services, Inc.	41,593	574,399
Western Union Co. (The)	160,804	2,021,306

		17,062,978

Leisure Equipment & Products 0.1%
Eastman Kodak Co.(b)	61,000	231,800
Hasbro, Inc.	27,150	680,651
Mattel, Inc.	82,981	956,770

		1,869,221

Life Sciences, Tools & Services 0.4%
Life Technologies Corp. Com(a)	33,330	1,082,558
Millipore Corp.(a)(b)	12,500	717,625
PerkinElmer, Inc.	27,200	347,344
Thermo Fisher Scientific, Inc.(a)(b)	93,700	3,342,279
Waters Corp.(a)(b)	23,000	849,850

		6,339,656

Machinery 1.5%
Caterpillar, Inc.(b)	129,000	3,606,840
Cummins, Inc.	42,600	1,084,170
Danaher Corp.	56,400	3,058,008
Deere & Co.	94,400	3,102,928
Dover Corp.	39,400	1,039,372
Eaton Corp.	36,500	1,345,390
Flowserve Corp.	12,000	673,440
Illinois Tool Works, Inc.	87,100	2,687,035
Ingersoll-Rand Co. Ltd. (Class A Stock)	67,247	928,009
ITT Corp.	41,500	1,596,505
Manitowoc Co., Inc. (The)	19,000	62,130
PACCAR, Inc.(b)	77,728	2,002,273
Pall Corp.	26,200	535,266
Parker Hannifin Corp.	34,087	1,158,276

		22,879,642

Media 2.3%
CBS Corp. (Class B Stock)	160,268	615,429
Comcast Corp. (Class A Stock)	636,346	8,679,759
DIRECTV Group, Inc. (The)(a)(b)	120,000	2,734,800
Gannett Co., Inc.(b)	56,300	123,860
Interpublic Group of Cos., Inc.(a)	96,000	395,520
McGraw-Hill Cos., Inc. (The)	67,800	1,550,586
Meredith Corp.(b)	7,200	119,808
New York Times Co. (The) (Class A Stock)(b)	18,000	81,360
News Corp. (Class A Stock)	515,000	3,409,300
Omnicom Group, Inc.	67,200	1,572,480
Scripps Networks Interactive, Inc. (Class A Stock)	20,300	456,953
Time Warner Cable	68,926	1,709,377
Time Warner Inc.(b)	263,840	5,092,112
Viacom, Inc. (Class B Stock)(a)	137,168	2,383,980
Walt Disney Co. (The)	408,501	7,418,378
Washington Post Co. (The) (Class B Stock)(b)	1,200	428,520

		36,772,222

Metals & Mining 0.9%
AK Steel Holding Corp.	23,900	170,168
Alcoa, Inc.(b)	190,876	1,401,030
Allegheny Technologies, Inc.	23,240	509,653
Freeport-McMoRan Copper & Gold, Inc.(b)	88,806	3,384,397
Newmont Mining Corp.	108,103	4,838,690
Nucor Corp.	68,900	2,629,913
Titanium Metals Corp.	19,000	103,930
United States Steel Corp.(b)	24,540	518,530

		13,556,311

Multiline Retail 0.8%
Big Lots, Inc.(a)	16,900	351,182
Family Dollar Stores, Inc.	34,400	1,147,928
J.C. Penney Co., Inc.	45,400	911,178
Kohl’s Corp.(a)(b)	64,800	2,742,336
Macy’s, Inc.	91,720	816,308
Nordstrom, Inc.(b)	36,500	611,375
Sears Holdings Corp.(a)(b)	12,312	562,782
Target Corp.	168,068	5,779,858

		12,922,947

Multi-Utilities 1.5%
Ameren Corp.	48,500	1,124,715
CenterPoint Energy, Inc.	79,010	824,074
CMS Energy Corp.(b)	58,500	692,640
Consolidated Edison, Inc.(b)	59,600	2,360,756
Dominion Resources, Inc.	129,484	4,012,709
DTE Energy Co.	38,300	1,060,910
Integrys Energy Group, Inc.	17,750	462,210
NiSource, Inc.	65,900	645,820
PG&E Corp.	78,800	3,011,736
Public Service Enterprise Group, Inc.	112,900	3,327,163
Scana Corp.	25,900	800,051
Sempra Energy	54,454	2,517,953
TECO Energy, Inc.	47,700	531,855
Wisconsin Energy Corp.	24,500	1,008,665
Xcel Energy, Inc.	98,695	1,838,688

		24,219,945

Office Electronics 0.1%
Xerox Corp.	220,692	1,004,149

Oil, Gas & Consumable Fuels 11.2%
Anadarko Petroleum Corp.	101,026	3,928,901
Apache Corp.	73,450	4,707,411
Cabot Oil & Gas Corp.	19,000	447,830
Chesapeake Energy Corp.	114,300	1,949,958
Chevron Corp.	448,792	30,176,774
ConocoPhillips	334,479	13,098,198
Consol Energy, Inc.	42,700	1,077,748
Devon Energy Corp.	97,300	4,348,337
El Paso Corp.	158,811	992,569
EOG Resources, Inc.	55,600	3,044,656

Exxon Mobil Corp.	1,099,070	74,846,666
Hess Corp.	62,000	3,360,400
Marathon Oil Corp.	155,994	4,101,082
Massey Energy Co.	17,500	177,100
Murphy Oil Corp.	42,600	1,907,202
Noble Energy, Inc.	35,900	1,934,292
Occidental Petroleum Corp.	177,200	9,861,180
Peabody Energy Corp.	60,700	1,519,928
Pioneer Natural Resources Co.	27,100	446,337
Range Resources Corp.	32,200	1,325,352
Southwestern Energy Co.(a)	74,900	2,223,781
Spectra Energy Corp.	143,442	2,028,270
Sunoco, Inc.(b)	27,000	714,960
Tesoro Corp.(b)	31,500	424,305
Valero Energy Corp.	120,900	2,164,110
Williams Cos., Inc.	131,900	1,501,022
XTO Energy, Inc.	123,600	3,784,632

		176,093,001

Paper & Forest Products 0.2%
International Paper Co.	96,267	677,720
MeadWestvaco Corp.	42,489	509,443
Weyerhaeuser Co.(b)	45,400	1,251,678

		2,438,841

Personal Products 0.2%
Avon Products, Inc.	95,900	1,844,157
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	21,000	517,650

		2,361,807

Pharmaceuticals 8.1%
Abbott Laboratories	344,700	16,442,190
Allergan, Inc.	68,800	3,285,888
Bristol-Myers Squibb Co.	437,260	9,584,739
Eli Lilly & Co.(b)	226,100	7,554,001
Forest Laboratories, Inc.(a)	71,400	1,567,944
Johnson & Johnson(b)	612,871	32,237,015
King Pharmaceuticals, Inc.(a)	64,533	456,248
Merck & Co., Inc.(b)	470,400	12,583,200
Mylan, Inc.(a)(b)	67,600	906,516
Pfizer, Inc.	1,495,708	20,371,543
Schering-Plough Corp.(b)	359,700	8,470,935
Watson Pharmaceuticals, Inc.(a)(b)	25,900	805,749
Wyeth	294,300	12,666,672

		126,932,640

Professional Services 0.1%
Dun & Bradstreet Corp.	9,900	762,300
Equifax, Inc.	31,100	760,395
Monster Worldwide, Inc.(a)	25,200	205,380
Robert Half International, Inc.(b)	32,500	579,475

		2,307,550

Real Estate Investment Trusts 0.8%
Apartment Investment & Management Co. (Class A Stock)	41,274	226,182
AvalonBay Communities, Inc.(b)	16,918	796,161
Boston Properties, Inc.(b)	27,600	966,828
Equity Residential(b)	57,500	1,055,125
HCP, Inc.(b)	55,000	981,750
Health Care Reit Inc.(b)	20,200	617,918
Host Hotels & Resorts, Inc.(b)	129,000	505,680
Kimco Realty Corp.	55,700	424,434
Plum Creek Timber Co., Inc.(b)	35,000	1,017,450
ProLogis(b)	67,000	435,500
Public Storage, Inc.(b)	26,700	1,475,175
Simon Property Group, Inc.(b)	52,325	1,812,537
Ventas, Inc.	25,600	578,816
Vornado Realty Trust(b)	31,517	1,047,625

		11,941,181

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	51,100	205,933

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	61,626	3,706,804
CSX Corp.	88,324	2,283,175
Norfolk Southern Corp.	87,100	2,939,625
Ryder System, Inc.	12,800	362,368
Union Pacific Corp.(b)	112,800	4,637,208

		13,929,180

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.(a)(b)	115,600	352,580
Altera Corp.(b)	68,300	1,198,665
Analog Devices, Inc.(b)	66,900	1,289,163
Applied Materials, Inc.	291,500	3,133,625
Broadcom Corp. (Class A Stock)(a)(b)	92,450	1,847,151
Intel Corp.	1,228,600	18,490,430
KLA-Tencor Corp.	33,400	668,000
Linear Technology Corp.	48,700	1,119,126
LSI Corp.(a)	156,900	476,976
MEMC Electronic Materials, Inc.(a)	41,700	687,633
Microchip Technology, Inc.	38,900	824,291
Micron Technology, Inc.(a)(b)	154,900	628,894
National Semiconductor Corp.(b)	40,500	415,935
Novellus Systems, Inc.(a)(b)	22,400	372,512
NVIDIA Corp.(a)(b)	109,850	1,083,121
Teradyne, Inc.(a)	24,000	105,120
Texas Instruments, Inc.(b)	291,600	4,814,316
Xilinx, Inc.	59,900	1,147,684

		38,655,222

Software 4.0%
Adobe Systems, Inc.(a)	119,400	2,553,966
Autodesk, Inc.(a)	48,200	810,242
BMC Software, Inc.(a)	40,100	1,323,300

CA, Inc.	85,873	1,512,224
Citrix Systems, Inc.(a)	37,300	844,472
Compuware Corp.(a)(b)	57,500	378,925
Electronic Arts, Inc.(a)	63,700	1,158,703
Intuit, Inc.(a)(b)	66,900	1,806,300
McAfee, Inc.(a)(b)	34,200	1,145,700
Microsoft Corp.	1,700,400	31,236,348
Novell, Inc.(a)	73,100	311,406
Oracle Corp.(a)	851,220	15,381,545
Salesforce.com, Inc.(a)(b)	20,100	657,873
Symantec Corp.(a)(b)	201,011	3,003,104

		62,124,108

Specialty Retail 2.0%
Abercrombie & Fitch Co. (Class A Stock)(b)	15,500	368,900
AutoNation, Inc.(a)	20,489	284,387
AutoZone, Inc.(a)(b)	8,700	1,414,794
Bed Bath & Beyond, Inc.(a)(b)	52,900	1,309,275
Best Buy Co., Inc.(b)	74,225	2,817,581
GameStop Corp. (Class A Stock)(a)	37,000	1,036,740
Gap, Inc. (The)	101,187	1,314,419
Home Depot, Inc.	375,519	8,847,228
Limited Brands, Inc.	64,396	560,245
Lowe’s Cos., Inc.	323,300	5,900,225
Office Depot, Inc.(a)	30,000	39,300
O’reilly Automotive Inc.(a)	23,000	805,230
RadioShack Corp.	31,760	272,183
Sherwin-Williams Co. (The)	21,600	1,122,552
Staples, Inc.	149,900	2,714,689
Tiffany & Co.	22,300	480,788
TJX Cos., Inc.	95,500	2,448,620

		31,737,156

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.(a)	72,100	1,204,070
NIKE, Inc. (Class B Stock)(b)	84,900	3,980,961
Polo Ralph Lauren Corp.	13,200	557,700
V.F. Corp.(b)	19,336	1,104,279

		6,847,010

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	119,200	1,393,448
People’s United Financial, Inc.(b)	71,900	1,292,043

		2,685,491

Tobacco 1.7%
Altria Group, Inc.	456,400	7,311,528
Lorillard, Inc.	37,231	2,298,642
Philip Morris International, Inc.	447,300	15,914,934
Reynolds American, Inc.	43,400	1,555,456

		27,080,560

Trading Companies & Distributors 0.1%
Fastenal Co.(b)	24,200	778,151
W.W. Grainger, Inc.	14,800	1,038,664

		1,816,815

Wireless Telecommunication Services 0.3%
American Tower Corp. (Class A Stock)(a)	83,800	2,550,034
Sprint Nextel Corp.(a)	667,322	2,382,340

		4,932,374

TOTAL LONG-TERM INVESTMENTS (cost $1,417,684,805)		1,534,848,978

SHORT-TERM INVESTMENTS 17.5%
Affiliated Money Market Mutual Fund 17.2%
Dryden Core Investment Fund-Taxable Money Market Series (cost $270,362,863; includes $240,587,181 of cash collateral received for securities on loan)(c)(f)	270,362,863	270,362,863

	Principal Amount (000)
U.S. Government Obligation (d)(e) 0.3%
United States Treasury Bill 0.18%, 6/11/2009 (cost $4,299,406)	4,300	4,298,456

TOTAL SHORT-TERM INVESTMENTS (cost $274,662,269)		274,661,319

TOTAL INVESTMENTS 115.1% (cost $1,692,347,074)		1,809,510,297
LIABILITIES IN EXCESS OF OTHER ASSETS (15.1)%		(237,364,005)

NET ASSETS 100.0%		$1,572,146,292

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $234,927,688 cash collateral of $ 240,587,181 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

Open futures contract outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at March 31, 2009	Value at Trade Date	Unrealized Appreciation(1)
Long Position:
179	S&P 500 Index	June 2009	$35,567,300	$33,852,735	$1,714,565

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,805,211,841	$1,714,565
Level 2 - Other Significant Observable Inputs	4,298,456	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,809,510,297	$1,714,565

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 95.7%
COMMON STOCKS 93.8%
Auto Components 0.7%
Goodyear Tire & Rubber Co. (The)(a)(b)	943,400	$5,905,684

Capital Markets 8.0%
Bank of New York Mellon Corp. (The)	492,695	13,918,634
Goldman Sachs Group, Inc. (The)	239,700	25,412,994
Morgan Stanley(b)	702,500	15,995,925
TD Ameritrade Holding Corp.(a)	1,009,400	13,939,814

		69,267,367

Commercial Services & Supplies 2.0%
Waste Management, Inc.	687,600	17,602,560

Communications Equipment 1.2%
QUALCOMM, Inc.	276,800	10,770,288

Consumer Finance 0.8%
SLM Corp.(a)(b)	1,320,200	6,534,990

Diversified Consumer Services 3.6%
Career Education Corp.(a)(b)	429,000	10,278,840
H&R Block, Inc.	1,153,700	20,985,803

		31,264,643

Diversified Financial Services 0.7%
JPMorgan Chase & Co.	231,200	6,145,296

Electric Utilities 1.4%
Entergy Corp.	177,400	12,079,166

Energy Equipment & Services 2.0%
National Oilwell Varco, Inc.(a)	404,500	11,613,195
Weatherford International Ltd.(a)	545,100	6,034,257

		17,647,452

Food & Staples Retailing 7.3%
CVS Caremark Corp.	800,900	22,016,741
Kroger Co. (The)	1,099,800	23,337,756
Wal-Mart Stores, Inc.	340,500	17,740,050

		63,094,547

Food Products 6.1%
Cadbury PLC, ADR (United Kingdom)	557,272	16,885,342
ConAgra Foods, Inc.	1,158,800	19,548,956
Tyson Foods, Inc. (Class A Stock)(b)	1,777,400	16,689,786

		53,124,084

Healthcare Providers & Services 4.8%
Aetna, Inc.	694,800	16,904,484
Omnicare, Inc.	692,000	16,947,080
UnitedHealth Group, Inc.	346,600	7,254,338

		41,105,902

Household Products 2.3%
Kimberly-Clark Corp.	438,382	20,213,794

Independent Power Producers & Energy Traders 2.0%
NRG Energy, Inc.(a)(b)	982,900	17,299,040

Insurance 3.0%
Axis Capital Holdings Ltd.	557,600	12,568,304
Berkshire Hathaway, Inc. (Class B Stock)(a)	3,064	8,640,480
XL Capital Ltd. (Class A Stock)(Bermuda)	841,873	4,596,627

		25,805,411

Internet & Catalog Retail 0.9%
HSN, Inc.(a)	402,280	2,067,719
Ticketmaster Entertainment, Inc.(a)	1,524,640	5,625,922

		7,693,641

Internet Software & Services 3.5%
Google, Inc. (Class A Stock)(a)	23,200	8,074,992
IAC/InterActiveCorp.(a)	1,433,500	21,832,205

		29,907,197

Media 7.2%
Comcast Corp. (Class A Stock)	1,707,200	23,286,208
Discovery Communications, Inc. (Class A Stock)(a)	913,300	14,631,066
Liberty Global, Inc. (Class C Stock)(a)(b)	1,193,735	16,867,476
Sirius XM Radio, Inc.(a)(b)	20,337,100	7,117,985

		61,902,735

Multi-Utilities 2.5%
Sempra Energy	475,000	21,964,000

Office Electronics 0.5%
Xerox Corp.	965,400	4,392,570

Oil, Gas & Consumable Fuels 13.8%
Apache Corp.	172,700	11,068,343
Chesapeake Energy Corp.	737,600	12,583,456
EOG Resources, Inc.	217,500	11,910,300
Hess Corp.	171,600	9,300,720
Occidental Petroleum Corp.	314,800	17,518,620
Petroleo Brasileiro SA, ADR (Brazil)	442,700	13,489,069
Suncor Energy, Inc.(b)	358,600	7,964,506

Trident Resources Corp. (Canada), Private Placement(a)(f)(g) (original cost $16,980,633; purchased 3/11/05 - 1/05/06)	404,537	1,475,944
Williams Cos., Inc. (The)	1,209,500	13,764,110
XTO Energy, Inc.	649,500	19,887,689

		118,962,757

Pharmaceuticals 4.2%
Mylan, Inc.(a)(b)	1,198,800	16,075,907
Shire PLC, ADR (United Kingdom)	335,306	12,050,898
Wyeth	199,100	8,569,264

		36,696,069

Semiconductors & Semiconductor Equipment 1.9%
Marvell Technology Group Ltd.(a)	1,721,700	15,770,772
Spansion, Inc. (Class A Stock)(a)(b)	3,307,200	428,944

		16,199,716

Software 9.6%
CA, Inc.	1,555,000	27,383,550
Check Point Software Technologies Ltd.(a)(b)	591,500	13,137,215
Microsoft Corp.	566,500	10,406,605
Symantec Corp.(a)(b)	2,140,700	31,982,057

		82,909,427

Thrifts & Mortgage Finance 1.1%
People’s United Financial, Inc.	517,060	9,291,569

Wireless Telecommunication Services 2.7%
NII Holdings, Inc.(a)	1,366,300	20,494,500
Virgin Mobile USA, Inc. (Class A Stock)(a)	2,181,000	2,813,490

		23,307,990

TOTAL COMMON STOCKS (cost $1,094,535,742)		811,087,895

CONVERTIBLE PREFERRED STOCKS(a) 1.4%
Consumer Finance 0.3%
SLM Corp.	9,540	2,876,310

Pharmaceuticals 1.1%
Mylan, Inc.	11,040	9,410,938

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $11,052,770)		12,287,248

	Principal Amount (000)
CORPORATE BOND 0.5%
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, PIK, 8.0200%, due 8/12/12(f)(g) (original cost $11,833,096; purchased 8/20/07 – 3/27/09)	CAD	12,490	4,508,100

	Units
WARRANTS
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(a)(f)(g) (original cost $0; purchased 8/20/07)		1,043,852	83

TOTAL LONG-TERM INVESTMENTS (cost $1,117,421,608)			827,883,326

SHORT-TERM INVESTMENT 17.4%

	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $150,211,704; includes $117,941,687 of cash collateral received for securities on loan)(c)(d)		150,211,704	150,211,704

TOTAL INVESTMENTS(e) 113.1% (cost $1,267,633,312)			978,095,030
LIABILITIES IN EXCESS OF OTHER ASSETS (13.1)%			(113,327,602)

NET ASSETS 100.0%			$864,767,428

The following abbreviations are used in Portfolio descriptions:

ADR – American Depositary Receipt

CAD – Canadian Dollar

PIK – Payment in Kind

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $101,472,922; cash collateral of $117,941,687 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of March 31, 2009, three securities valued at $5,984,127 and representing 0.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates an illiquid security.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $28,813,729. The aggregate value of $5,984,127 is approximately 0.7% of net assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$972,110,903	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	5,984,127	—

Total	$978,095,030	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/08	$5,069,729
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	721,620
Net purchases (sales)	192,778
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$5,984,127

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series, each a portfolio of the Dryden Core Investment Fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.